April 30, 2001

News,
Analysis and
Information

Semi Annual Report

U.S. Government Obligations Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

Limited Term Income Fund

Intermediate Income Fund

Fund For Income

Investment Quality Bond Fund

National Municipal Bond Fund

New York Tax-Free Fund

Ohio Municipal Bond Fund

Balanced Fund

Convertible Securities Fund

Real Estate Investment Fund

Value Fund

Established Value Fund

Diversified Stock Fund

Stock Index Fund

Growth Fund

Special Value Fund

Small Company Opportunity Fund

International Growth Fund

Nasdaq-100 Index(R) Fund

Victory Funds
(LOGO) (R)

The Victory Portfolios

Victory Capital Management, Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management, Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at victoryfunds.com or call 1-800-539-3863. Read it carefully before you invest or send money.

                              NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management, Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO)(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
victoryfunds.com

Table of Contents

Shareholder Letter                                           3

Financial Statements                                         4

Victory Money Market Funds

   U.S. Government Obligations Fund
      Schedules of Investments                               4
      Statements of Assets and Liabilities                  10
      Statements of Operations                              11
      Statements of Changes in Net Assets                   12
      Financial Highlights                                  13

   Prime Obligations Fund
      Schedules of Investments                               5
      Statements of Assets and Liabilities                  10
      Statements of Operations                              11
      Statements of Changes in Net Assets                   12
      Financial Highlights                                  14

   Financial Reserves Fund
      Schedules of Investments                               8
      Statements of Assets and Liabilitie                   10
      Statements of Operations                              11
      Statements of Changes in Net Assets                   12
      Financial Highlights                                  15

   Tax-Free Money Market Fund
      Schedules of Investments                              16
      Statements of Assets and Liabilities                  30
      Statements of Operations                              31
      Statements of Changes in Net Assets                   32
      Financial Highlights                                  33

   Ohio Municipal Money Market Fund
      Schedules of Investments                              23
      Statements of Assets and Liabilities                   30
      Statements of Operations                              31
      Statements of Changes in Net Assets                   32
      Financial Highlights                                  34

Victory Taxable Fixed Income Funds

   Limited Term Income Fund
      Schedules of Investments                              35
      Statements of Assets and Liabilities                  48
      Statements of Operations                              49
      Statements of Changes in Net Assets                   50
      Financial Highlights                                  52
      Statementsm of Cash Flows                            139

   Intermediate Income Fund
      Schedules of Investments                              37
      Statements of Assets and Liabilities                  48
      Statements of Operations                              49
      Statements of Changes in Net Assets                   50
      Financial Highlights                                  53
      Statements of Cash Flows                             139

   Fund for Income
      Schedules of Investments                              40
      Statements of Assets and Liabilities                  48
      Statements of Operations                              49
      Statements of Changes in Net Assets                   51
      Financial Highlights                                  54

   Investment Quality Bond Fund
      Schedules of Investments                              42
      Statements of Assets and Liabilities                  48
      Statements of Operation                               49
      Statements of Changes in Net Assets                   51
      Financial Highlights                                  55
      Statements of Cash Flow                              139

Victory Municipal Fixed Income Funds

   National Municipal Bond Fund
      Schedules of Investments                              56
      Statements of Assets and Liabilities                  67
      Statements of Operations                              68
      Statements of Changes in Net Assets                   69
      Financial Highlights                                  70

   New York Tax-Free Fund
      Schedules of Investments                              59
      Statements of Assets and Liabilities                  67
      Statements of Operations                              68
      Statements of Changes in Net Asset                    69
      Financial Highlights                                  71

   Ohio Municipal Bond Fund
      Schedules of Investments                              61
      Statements of Assets and Liabilities                  67
      Statements of Operations                              68
      Statements of Changes in Net Assets                   69
      Financial Highlights                                  72

Victory Specialty Funds

   Balanced Fund
      Schedules of Investments                              73
      Statements of Assets and Liabilities                  89
      Statements of Operations                              90
      Statements of Changes in Net Assets                   91
      Financial Highlights                                  92

   Convertible Securities Fund
      Schedules of Investments                              83
      Statements of Assets and Liabilities                  89
      Statements of Operations                              90
      Statements of Changes in Net Asset                    91
      Financial Highlights                                  93

   Real Estate Investment Fund
      Schedules of Investments                              88
      Statements of Assets and Liabilities                  89
      Statements of Operations                              90
      Statements of Changes in Net Assets                   91
      Financial Highlights                                  94

Victory Equity Funds

   Value Fund
      Schedules of Investments                              95
      Statements of Assets and Liabilities                 110
      Statements of Operations                             111
      Statements of Changes in Net Assets                  112
      Financial Highlights                                 114

   Established Value Fund
      Schedules of Investments                              97
      Statements of Assets and Liabilities                 110
      Statements of Operations                             111
      Statements of Changes in Net Assets                  112
      Financial Highlight                                  115

   Diversified Stock Fund
      Schedules of Investments                              99
      Statements of Assets and Liabilities                 110
      Statements of Operations                             111
      Statements of Changes in Net Assets                  113
      Financial Highlights                             116-117

   Stock Index Fund
      Schedules of Investments                             101
      Statements of Assets and Liabilities                 110
      Statements of Operations                             111
      Statements of Changes in Net Assets                  113
      Financial Highlights                                 118
      Statements of Cash Flows                             139

   Growth Fund
      Schedules of Investments                             108
      Statements of Assets and Liabilities                 110
      Statements of Operations                             111
      Statements of Changes in Net Assets                  113
      Financial Highlights                                 119

   Special Value Fund
      Schedules of Investments                             120
      Statements of Assets and Liabilities                 132
      Statements of Operations                             133
      Statements of Changes in Net Assets                  134
      Financial Highlights                                 135
      Statements of Cash Flows                             140

   Small Company Opportunity Fund
      Schedules of Investments                             122
      Statements of Assets and Liabilities                 132
      Statements of Operations                             133
      Statements of Changes in Net Assets                  134
      Financial Highlights                                 136
      Statements of Cash Flows                             140

   International Growth Fund
      Schedules of Investments                             124
      Statements of Assets and Liabilities                 132
      Statements of Operations                             133
      Statements of Changes in Net Assets                  134
      Financial Highlights                                 137

   Nasdaq-100 Index(R) Fund
      Schedules of Investments                             130
      Statements of Assets and Liabilities                 132
      Statements of Operations                             133
      Statements of Changes in Net Assets                  134
      Financial Highlights                                 138

Notes to Financial Statements                              141

Letter to our Shareholders

Thank you for your continued support and confidence in using Victory Funds to help meet your goals. We continue working to insure you receive the most accurate and timely information available to remain confident in your choice of funds. To that end, I am pleased to present the Victory Funds' Semi-Annual Report for the period ended April 30, 2001.

The past few months have been extremely active and exciting for Victory
Funds.

Beginning May 1st, our investment adviser changed its brand name from Key Asset Management to Victory Capital Management. This name change manifests Victory Capital Management's introduction of a master consolidated brand that clearly identifies the most appropriate people, products, and services to meet each client's needs. With the launch of a master consolidated brand, you will clearly know whom you are doing business with and what products and services we offer to meet your needs. Please note only the name changed. The same knowledgeable and experienced investment professionals continue applying the same rigorous investment process you have come to expect from Victory Funds.

It's no secret the equity and fixed income markets experienced significant volatility in the past few months. However, we continue to receive recognition from third parties and the press for the above-average performance of some of our funds.
Some examples include:

o The Victory Growth Fund joins the Diversified Stock Fund and Value Fund as a designated S&P Select Fund.*

o The Victory Diversified Stock Fund was showcased in the March 14, 2001 issue of Investor's Business Daily in the article "Making Money in Mutuals: Victory Diversified Notches Gains 11 Years."**

Such distinctions underscore our belief you've made the right choice in selecting the Victory Funds. For more details see our website at www.victoryfunds.com or contact the Victory Funds Service Center
(1-800-539-FUND).

Again, thank you for choosing the Victory Funds to help you reach your financial goals, and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

 *The criteria for selection as a Standard & Poor (S&P) Select Fund include absolute and volatility-adjusted returns relative to funds with the same investment style, investment management attributes that S&P deems are consistent with the fund's investment style, level of management skill and experience, consistency of investment processes, and depth of the organization.

**Past performance is not indicative of future performance. As of 4/30/01 the Diversified Stock Fund's 1, 5, 10-year and since-Inception annualized total returns were 0.46%, 16.91%, 16.07% and 15.46%, respectively, for class A shares, including the effect of the maximum 5.75% sales charge. The fund had negative calendar year returns, taking into effect the maximum sales charge in 1990, 1994 and 2000. On a fiscal year basis, the Fund had a negative return in 1990 not including the effects of the maximum sales charge. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in asset value, sales charges and capital gains distributions, if any. Investment return and share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Funds current performance may differ from the performance shown. Call 1-800-539-FUND or visit www.victoryfunds.com for more recent available performance.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
U.S. Government Obligations Fund                                 April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal   Amortized
Security Description                        Amount       Cost

  U.S. Treasury Obligations (23.5%)

U.S. Treasury Bills (17.0%):
4.91%, 5/10/01                            $ 50,000   $  49,939
3.73%, 7/26/01                             350,000     346,881

                                                       396,820

U.S. Treasury Notes (6.5%):
5.63%, 5/15/01                              50,000      49,985
5.50%, 7/31/01                             100,000     100,290

                                                       150,275

Total U.S. Treasury Obligations
(Amortized Cost $547,095)                              547,095

  Repurchase Agreements (76.8%)

Bear Stearns & Co., Inc.,
  4.52%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)              580,000     580,000
Deutsche Bank,
  4.52% 5/1/01,
  (Collateralized by various
  U.S. Government Securities)              580,000     580,000
Goldman Sachs Group L.P.,
  4.45%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)              100,000     100,000
Greenwich Partners,
  4.52%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)              110,000     110,000
Lehman Brothers, Inc.,
  4.52%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)             $105,572  $  105,572
Morgan Stanley Dean Witter,
  4.40%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)               90,000      90,000
Salomon Smith Barney, Inc.,
  4.48%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)              110,000     110,000
Warburg Dillon Reed,
  4.52%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)              110,000     110,000

Total Repurchase Agreement
  (Amortized Cost $1,785,572)                        1,785,572

Total Investments
  (Amortized Cost $2,332,667) (a) -- 100.3%          2,332,667

Liabilities in excess of other assets -- (0.3)%        (6,764)

TOTAL NET ASSETS -- 100.0%                          $2,325,903

(a) Cost and value for federal income tax and financial reporting purposes are the same.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Prime Obligations Fund                                           April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                          Principal    Amortized
Security Description                        Amount        Cost

  Certificates of Deposit (5.9%)

Bank of America, 7.34%, 5/15/01           $ 20,000  $   20,000
Bank One NA, Illinois, 7.15%, 6/15/01       15,000      15,000
Bayerische Landesbank, New York,
  6.06%, 6/18/01                             6,000       5,993
Canadian Imperial Bank of Commerce,
  5.08%, 5/7/01                             50,000      50,000
Canadian Imperial Bank of Commerce,
  6.87%, 8/16/01                            20,000      19,998
Deutsche Bank AG, New York,
  6.78%, 9/11/01                            25,000      24,998
Dresdner Bank AG, New York,
  7.18%, 6/7/01                             10,000      10,000
National City Bank, 6.98%, 8/2/01           20,000      19,998

Total Certificates of Deposit (Amortized Cost $165,987)165,987

  Commercial Paper (58.3%)

Apreco, Inc., 4.70%, 5/1/01 (b)             85,000      85,000
Asset Securitization Capital Corp.,
  4.85%, 5/23/01 (b)                        33,000      32,902
Asset Securitization Capital Corp.,
  4.35%, 6/7/01 (b)                         50,000      49,776
Asset Securitization Capital Corp.,
  4.77%, 6/14/01 (b)                        35,000      34,796
Bellsouth Capital Funding,
  4.75%, 6/12/01                            75,000      74,584
Coca-Cola Co., 4.42%, 5/11/01               17,000      16,979
Corporate Asset Funding Co.,
  4.85%, 5/25/01 (b)                        25,000      24,919
Delaware Funding Corp.,
  4.45%, 5/22/01 (b)                        84,079      83,861
Delaware Funding Corp.,
  4.40%, 5/24/01 (b)                        50,000      49,859
Eastman Kodak Co., 4.73%, 6/25/01           15,000      14,892
Eastman Kodak Co., 4.73%, 6/28/01           35,000      34,733
Edison Asset Securitization,
  4.35%, 6/7/01 (b)                        100,000      99,553
Fleet Funding Corp., 4.94%, 5/10/01 (b)    100,000      99,877
Fuji Photo Finance, 5.00%, 5/1/01           25,000      25,000
General Electric Capital Corp.,
  4.66%, 5/1/01                            100,000     100,001
Illinois Tool Works, 5.00%, 5/1/01          26,200      26,200
Illinois Tool Works, 4.32%, 6/12/01         53,000      52,733
Marsh & McLennan Cos.,
  4.90%, 5/18/01 (b)                        50,000      49,884
Mont Blanc Capital Corp.,
  4.45%, 5/23/01 (b)                        22,000      21,940
Mont Blanc Capital Corp.,
  4.42%, 5/29/01 (b)                        25,000      24,914
Monte Rosa Capital Corp.,
  4.46%, 5/22/01 (b)                        63,000      62,836
Monte Rosa Capital Corp.,
  4.43%, 5/29/01 (b)                        25,000      24,914
National Rural Utilities
  Cooperative Finance Corp.,
  4.41%, 5/30/01                            41,300      41,153
Pemex Capital Ltd., 4.40%, 6/18/01,
  LOC Barclays Bank                       $ 10,000  $    9,941
Pitney Bowes Credit Corp.,
  4.93%, 5/7/01                             26,867      26,845
Pitney Bowes Credit Corp.,
  4.42%, 5/21/01                            25,000      24,939
Redwood Receivables Corp.,
  4.70%, 5/1/01 (b)                         80,000      80,000
Salomon Smith Barney, Inc.,
  5.00%, 5/2/01                             50,000      49,993
SBC Communications, Inc.,
  4.90%, 5/9/01 (b)                        100,000      99,891
Sheffield Receivables, 4.45%, 5/2/01 (b)    50,000      49,994
Verizon Global Funding Corp.,
  4.85%*, 6/20/01**                        100,000      99,940
Walt Disney Co., 5.26%, 5/1/01              25,000      25,000
Windmill Funding, 5.01%, 5/8/01 (b)         50,000      49,951

Total Commercial Paper (Amortized Cost $1,647,800)   1,647,800

  Corporate Bonds (30.7%)

American Express Credit Corp.,
  6.75%, 6/1/01                              3,320       3,320
Amerifreeze Partners I,
  5.07%*, 5/3/01** (c), LOC Sky Bank         5,000       5,000
Associates Corp. NA, 5.88%, 5/16/01          5,000       4,998
Associates Corp. NA, 5.40%*, 5/29/01**      20,000      20,009
Associates Corp. NA, 6.70%, 5/29/01          5,220       5,218
AT&T Capital Corp.,
  6.25%, 5/15/01, MTN                        4,000       3,999
Bank of America NA,
  4.73%*, 5/1/01**                          12,500      12,503
Bank of America NA,
  5.06%*, 6/11/01**                          5,000       5,000
Bank One NA, Illinois,
  5.16%*, 6/7/01**                          10,000      10,004
Beneficial Corp.,
  5.09%*, 7/2/01**, MTN                     22,000      22,046
Beta Finance, Inc.,
  4.34%*, 5/2/01**, MTN (c)                 25,000      24,991
Bronson Lifestyle Improvement
  & Research Co.,
  4.52%*, 5/3/01**, LOC Fifth Third         19,600      19,600
Carenet Health Systems,
  5.20%*, 5/3/01**,
  LOC Bank of America                        5,800       5,800
Champion Brands Inc.,
  4.60%*, 5/3/01**,
  LOC Bank of America                        7,300       7,300
CIT Group, Inc., 6.00%, 5/8/01, MTN         12,000      12,002
CIT Group, Inc., 4.97%*, 7/9/01**, MTN      15,000      15,005
Dome Corp., 4.63%*, 5/2/01**,
  LOC Societe Generale                       2,620       2,620
Finley Distributing Co., 4.60%*, 5/7/01**,
  LOC Bank of America                       12,000      12,000
Ford Motor Credit Co.,
  5.55%*, 5/16/01**, MTN                     5,000       5,003

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Prime Obligations Fund                                           April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                          Principal    Amortized
Security Description                        Amount        Cost

Ford Motor Credit Co.,
  5.40%*, 5/29/01**                       $ 30,760  $   30,769
Ford Motor Credit Co.,
  5.06%*, 6/19/01**, MTN                     5,000       5,002
Ford Motor Credit Co.,
  5.09%*, 6/19/01**, MTN                     6,510       6,514
Ford Motor Credit Co.,
  4.93%*, 7/16/01**                          3,715       3,716
Ford Motor Credit Co.,
  4.51%*, 7/23/01**, MTN                     7,000       6,998
Ford Motor Credit Co., 7.00%, 9/25/01       10,000      10,080
Ford Motor Credit Co., 5.13%, 10/15/01       9,500       9,468
General Electric Capital Corp.,
  6.33%, 9/17/01, MTN                        3,500       3,496
General Motors Acceptance Corp.,
  5.21%*, 6/15/01**, MTN                    10,000      10,003
General Motors Acceptance Corp.,
  5.14%*, 6/18/01**, MTN                    20,000      20,019
General Motors Acceptance Corp.,
  4.86%*, 7/16/01**, MTN                    15,000      15,006
General Motors Acceptance Corp.,
  5.50%, 12/15/01                            9,000       8,979
Goldman Sachs Group, Inc.,
  5.20%*, 5/21/01**, MTN                    10,000      10,008
Goldman Sachs Group, Inc.,
  5.16%*, 6/14/01**, MTN                    20,000      20,003
Goldman Sachs Group, Inc.,
  4.94*, 6/21/01**, MTN                     45,000      45,000
Goldman Sachs Group, Inc.,
  4.94%*, 7/16/01**, MTN                     7,500       7,511
Healthtrack Sports & Wellness,
  4.55%*, 5/2/01**,
  LOC American National Bank (c)                50          50
Hoseki Homes I, 4.80%*, 5/3/01**,
  LOC Bank of America                        5,000       5,000
Household Finance Corp.,
  4.87%*, 5/1/01**, MTN                     10,000      10,003
Household Finance Corp.,
  5.68%*, 5/1/01**, MTN                      4,100       4,101
Household Finance Corp.,
  4.63%*, 5/25/01**, MTN                     8,000       8,003
Household Finance Corp.,
  4.85%*, 7/17/01**, MTN                    20,000      20,002
Huntington National Bank,
  4.44%*, 7/27/01**                         15,000      15,011
John Deere Capital Corp., Series D,
  5.47%*, 5/8/01**, MTN                     10,000      10,000
John Deere Capital Corp., Series D,
  4.71%*, 7/16/01**, MTN                    33,000      32,990
John Deere Capital Corp., Series C,
  4.38%*, 7/25/01**, MTN                    20,000      19,999
John Deere Capital Corp., Series D,
  5.35%, 10/23/01                           16,000      15,905
JP Extrusions Inc., 4.60%*, 5/3/01**,
  LOC Bank One                            $  9,800  $    9,800
Merrill Lynch & Co., Inc.,
  5.12%*, 5/1/01**, MTN                      5,000       5,011
Merrill Lynch & Co., Series B,
  5.90%*, 5/1/01**, MTN                      2,225       2,231
Merrill Lynch & Co., Series B,
  5.48%*, 5/10/01**, MTN                     5,000       5,002
Merrill Lynch & Co., Series B,
  5.08%*, 5/21/01**, MTN                    35,000      35,000
Merrill Lynch & Co., Series B,
  4.55%*, 5/30/01**, MTN                    15,000      15,001
Merrill Lynch & Co., Series B,
  5.11%*, 6/18/01**, MTN                     2,000       2,002
Morgan Stanley Dean Witter, Series C,
  5.26%*, 6/11/01**, MTN                     5,000       5,005
Morgan Stanley Dean Witter, Series C,
  4.47%*, 7/30/01**, MTN                     8,800       8,811
National Rural Utilities,
  5.10%, 2/5/02, MTN                         5,000       4,997
Primex Funding Corp., 4.55%*, 5/3/01,
  LOC Bank One                               9,000       9,000
Prudential Funding LLC, Series B,
  5.50%*, 5/16/01**, MTN (c)                10,000      10,010
Prudential Funding LLC, Series B,
  5.01%*, 7/18/01**, MTN (c)                15,000      15,016
Richfield Technology Associates LLC,
  4.65%*, 5/3/01**, LOC Star Bank (c)        4,375       4,375
RKS LLC Health Care, 5.00%*, 5/2/01**,
  LOC AmSouth Bank (c)                       9,300       9,300
Salomon Smith Barney Holdings Inc.,
  Series H, 4.49%*, 7/30/01**, MTN          35,000      35,048
SeaRiver Maritime, Inc., 5.12%*, 5/1/01**,
  LOC Exxon Mobil Corp.                     28,300      28,300
Sigma Finance Inc., 5.13%*, 5/1/01**        25,000      25,005
Southern California Gas Co.,
  6.38%, 10/29/01, MTN                      20,000      19,968
Southwestern Ohio Steel, 4.65%*, 5/3/01**,
  LOC Star Bank (c)                          6,860       6,860
Unilever Capital Corp.,
  5.11%*, 6/7/01** (c)                      60,000      60,021

Total Corporate Bonds (Amortized Cost $865,817)        865,817

  Municipal Bonds (0.4%)

Kansas (0.2%):
Olathe, IDR, 4.60%*, 5/3/01**,
  LOC Bank of America                        5,000       5,000
Kentucky (0.2%):
Maruga Series 1999-A, 4.65%*, 5/3/01**,
  LOC Fifth Third Bank (c)                   5,400       5,400

Total Municipal Bonds (Amortized Cost $10,400)          10,400

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Prime Obligations Fund                                           April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                          Principal    Amortized
Security Description                        Amount        Cost

  Repurchase Agreements (4.0%)

Lehman Brothers, Inc., 4.57%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities              $ 14,055  $   14,055
Salomon Brothers, Inc., 4.63%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities               100,000     100,000

Total Repurchase Agreement (Amortized Cost $114,055)   114,055

  U.S. Government Agencies (1.8%)

Student Loan Marketing Assoc. (1.8%):
4.17%*, 5/1/01**, MTN                       25,000      24,994
4.19%*, 5/1/01**, MTN                       25,000      24,997

Total U.S. Government Agencies
  (Amortized Cost $49,991)                              49,991

Total Investments
  (Amortized Cost $2,854,050) (a) -- 101.1%          2,854,050

Liabilities in excess of other assets -- (1.1)%        (31,999)

TOTAL NET ASSETS -- 100.0%                          $2,822,051


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Section 4(2) commercial paper which is restricted as to resale.

(c) 144a security which is restricted as to resale to institutional investors only.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2001. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Financial Reserves Fund                                          April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal   Amortized
Security Description                        Amount       Cost

  Certificates of Deposit (3.8%)

Bank of America NA, 7.32%, 5/15/01         $10,000    $ 10,001
Deutsche Bank, New York,
  6.78%, 9/11/01                             7,000       6,999
National City Bank, 6.98%, 8/2/01            6,000       5,999
Rabobank, 6.58%, 10/24/01                    5,000       4,999

Total Certificates of Deposit (Amortized Cost $27,998)  27,998

  Commercial Paper (48.3%)

ABB Treasury Center USA,
  4.68%, 5/1/01 (b)                         30,000      30,000
Apreco, Inc., 4.70%, 5/1/01 (b)             34,600      34,600
Brown Forman Corp., 4.44%, 5/15/01          10,000       9,983
Corporate Asset Funding Co.,
  4.40%, 5/31/01 (b)                        25,991      25,896
General Electric Capital Corp.,
  4.66%, 5/1/01                             30,000      29,999
Great Lakes Chemical,
  4.82%, 5/31/01 (b)                        26,713      26,606
Louis Dreyfus, 4.95%, 5/9/01,
  LOC ABN Amro Bank                         15,000      14,984
Marsh & McLennan Co., Inc.,
  4.68%, 5/1/01 (b)                         29,550      29,550
Monte Rosa Capital Corp.,
  4.45%, 5/22/01 (b)                        30,000      29,922
Pemex Capital, 4.97%, 5/2/01,
  LOC Barclays Bank                         20,000      19,997
Proctor & Gamble, 4.97%, 5/11/01            15,000      14,979
Redwood Receivables Corp.,
  4.70%, 5/1/01 (b)                         29,244      29,244
Salomon Smith Barney, Inc.,
  5.00%, 5/2/01                             20,000      19,997
Sweet Water, 4.53%, 5/7/01 (b)               4,283       4,280
Sweet Water, 4.53%, 5/11/01 (b)              5,937       5,930
Sweet Water, 4.47%, 5/17/01 (b)             12,097      12,073
Sweet Water, 4.83%, 6/4/01 (b)               9,166       9,124
Toronto Dominion, 4.42%, 5/23/01            10,000       9,973

Total Commercial Paper (Amortized Cost $357,137)       357,137

  Corporate Bonds (31.7%)

4-L Co. of Carmel, 4.60%*, 5/3/01**,
  LOC Bank One Michigan                      2,120       2,120
A & M Associates, 4.55%*, 5/3/01**,
  LOC National City Bank                     2,150       2,150
Acme Investments, 4.55%*, 5/3/01**,
  LOC National City Bank                     2,000       2,000
Associates Corp. NA, 5.40%*, 5/29/01**      10,000      10,004
Associates Corp. NA, 6.45%, 10/15/01         3,460       3,458
Atlantic Richfield, Series A,
  8.48%, 8/22/01, MTN                        1,000       1,012
Beavercreek Enterprises,
  4.55%*, 5/3/01**,
  LOC National City Bank                     2,500       2,500
Blood Family Realty Ltd,
  5.07%*, 5/3/01**,
  LOC Mid American Bank                      5,850       5,850
Eastman Kodak Co., Series A,
  6.50%, 8/15/01, MTN                      $ 6,700    $  6,693
Ford Motor Credit Co.,
  5.40%*, 5/29/01**                         18,350      18,356
Ford Motor Credit Co., 6.88%, 6/5/01         2,115       2,118
Ford Motor Credit Co.,
  4.51%*, 7/23/01**, MTN                     3,000       3,000
Ford Motor Credit Co., 7.00%, 9/25/01        2,700       2,703
Ford Motor Credit Co., 5.13%, 10/15/01       7,880       7,856
Galileo Corp., 4.55%*, 5/2/01**,
  LOC LaSalle Bank                          10,000      10,000
General Motors Acceptance Corp.,
  5.60%*, 5/8/01**, MTN                     15,800      15,809
General Motors Acceptance Corp.,
  6.80%, 5/22/01, MTN                        3,000       2,999
General Motors Acceptance Corp.,
  6.35%, 9/28/01, MTN                        2,000       1,997
Household Finance Corp.,
  5.68%*, 5/1/01**, MTN                      9,300       9,303
John Deere Capital Corp., Series D,
  4.71%*, 7/16/01**, MTN                    15,000      14,995
John Deere Capital Corp., Series C,
  4.38%*, 7/25/01**, MTN                     5,000       5,000
John Deere Capital Corp.,
  5.35%, 10/23/01                           10,715      10,651
Kellstrom Industries, 4.60%*, 5/3/01**,
  LOC National City Bank                     4,400       4,400
McClellan Ohio Ltd., 5.07%*, 5/3/01**,
  LOC Mid American Bank (c)                  3,600       3,600
Merrill Lynch & Co., Series B,
  5.08%*, 5/21/01**, MTN                    15,000      15,000
Merrill Lynch & Co., Series B,
  4.55%*, 5/30/01**, MTN                     7,850       7,850
National Rural Utilities, Series C,
  5.30%, 12/14/01, MTN                       1,000       1,006
QC Reprographics, Inc.,
  4.65%*, 5/3/01**, LOC First Star (c)       2,000       2,000
Redbank Professional Office Building,
  4.65%*, 5/3/01**, LOC First Star (c)       3,215       3,215
Salomon Smith Barney Holdings, Inc.,
  Series H, 4.83%*, 5/1/01**, MTN            5,000       5,000
SeaRiver Maritime, Inc., 5.12%*, 5/1/01**,
  LOC Exxon Mobil Corp.                     20,200      20,201
Sharp Electronics, 4.65%*, 5/3/01**,
  LOC Fifth Third Bank                       3,505       3,505
Southern California Gas Co.,
  6.38%, 10/29/01, MTN                      14,000      13,972
Stoney Brook Court LLC, 4.60%*,
  5/2/01** (c)                               9,750       9,750
Telesis/Autumn Leaves Ltd.,
  4.60%*, 5/3/01**,
  LOC Bank of America (c)                    1,810       1,810
Tisdel Holdings, Inc., 4.65%*, 5/3/01**,
  LOC First Star (c)                         2,600       2,600

Total Corporate Bonds (Amortized Cost $234,483)        234,483

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Financial Reserves Fund                                          April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal   Amortized
Security Description                        Amount       Cost

  Municipal Bonds (8.8%)

Arizona (0.7%):
Tuscon Airport, Authority Income
Special Revenue, Learjet, Inc., Series B,
  4.60%*, 5/3/01**,
  LOC Bank of America NA (c)               $ 5,100    $  5,100

Arkansas (1.9%):
Arkansas Development Finance Authority,
  Industrial Facilitiy Revenue,
  Potlatch Corp., Series B,
  4.55%*, 5/2/01**,
  LOC Bank One NA (c)                       13,750      13,750

Florida (2.1%):
Polk County Industrial Developement
  Authority, Revenue, Watson Clinic,
  4.60%*, 5/3/01**,
  LOC Nations Bank NA (c)                    8,700       8,700
Watson Clinic, 4.60%*, 5/3/01**,
  LOC Bank of America                        7,300       7,300
                                                        16,000
Kansas (1.1%):
Olathe, IDR, Garmin International, Inc.,
  4.60%*, 5/3/01**,
  LOC Bank of America                        8,000       8,000

Kentucky (0.9%):
Maruga, Series 1999b, 4.65%*, 5/3/01**,
  LOC First Star                             1,315       1,315
Warren County Industrial Development
  Authority, Industrial Developement
  Revenue, Stupps Brothers, Series B-2,
  4.60%*, 5/3/01**,
  LOC Bank of America NA                     5,000       5,000
                                                         6,315
Mississippi (1.1%):
Mississippi Business Finance Corp.,
  4.52%, 5/23/01, LOC BP Amoco               8,100       8,100

Texas (1.0%):
Dalla Fort Worth International Airport,
  Facilaty Improvements, Corporate
  Revenue, Lear Jet, Inc., Series B-1,
  4.60%*, 5/3/01**,
  LOC Bank of America NA (c)               $ 7,745    $  7,745

Total Municipal Bonds (Amortized Cost $65,010)          65,010

  Repurchase Agreements (6.5%)

Lehman Brothers, Inc., 4.57%, 5/1/01
  (Collateralized by various
  U.S. Government Securities)               23,383      23,383
Salomon Brothers, Inc., 4.63%, 5/1/01
  (Collateralized by various
  U.S. Government Securities)               25,000      25,000

Total Repurchase Agreement (Amortized Cost $48,383)     48,383

Total Investments
  (Amortized Cost $733,011) (a) -- 99.1%               733,011

Other assets in excess of liabilities -- 0.9%            6,719

TOTAL NET ASSETS -- 100.0%                            $739,730

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Section 4(2) commercial paper which is restricted as to resale.

(c) 144a security which is restricted as to resale to institutional investors only.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2001. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

IDR -- Industrial Development Revenue

GO  -- General Obligation

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                    U.S. Government       Prime           Financial
                                                                                     Obligations       Obligations        Reserves
                                                                                        Fund              Fund              Fund

ASSETS:
Investments, at amortized cost                                                      $  547,095        $2,739,995         $684,628
Repurchase agreements, at cost                                                       1,785,572           114,055           48,383

         Total Investments                                                           2,332,667         2,854,050          733,011

Cash                                                                                         1                --               --
Interest receivable                                                                      2,888            12,251            3,366
Receivable for capital shares issued                                                        --                30               --
Receivable from brokers for investments sold                                                --                --            6,502
Prepaid expenses and other assets                                                           92                83               21

         Total Assets                                                                2,335,648         2,866,414          742,900

LIABILITIES:
Distributions payable                                                                    8,391            10,582            2,723
Payable to brokers for investments purchased                                                --            32,046               --
     Investment advisory fees                                                              703               839              296
     Administration fees                                                                    42                51               15
     Custodian fees                                                                         42                50               16
     Accounting Fees                                                                         2                 1                5
     Transfer agent fees                                                                    33                34               11
     Shareholder service fees                                                               --               597               --
     Shareholder service fees -- Select Shares                                             404                --               --
     Other                                                                                 128               163             104

         Total Liabilities                                                               9,745            44,363            3,170

NET ASSETS:
Capital                                                                              2,325,719         2,822,047          739,728
Undistributed net investment income                                                          8                16                1
Accumulated undistributed net realized gains
  (losses) from investment transactions                                                    176               (12)               1

         Net Assets                                                                 $2,325,903        $2,822,051         $739,730

Net Assets
     Investor Shares                                                                $  393,475                --               --
     Select Shares                                                                   1,932,428                --               --

         Total                                                                      $2,325,903                --               --

Outstanding units of beneficial interest (shares)
     Investor Shares                                                                   393,414                --               --
     Select Shares                                                                   1,932,363                --               --

         Total                                                                       2,325,777         2,822,046          739,620

Net asset value
     Offering and redemption price per share                                                --        $     1.00         $   1.00
     Offering and redemption price per share -- Investor Shares                     $     1.00                --               --
     Offering and redemption price per share -- Select Shares                       $     1.00                --               --


                   See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                          U.S. Government      Prime         Financial
                                                                           Obligations      Obligations      Reserves
                                                                              Fund             Fund            Fund

Investment Income:
Interest income                                                           $70,548           $81,917         $22,495

     Total Income                                                          70,548            81,917          22,495

Expenses:

Investment advisory fees                                                    4,228             4,726           1,841
Administration fees                                                         1,312             1,454             472
Shareholder service fees                                                       --             3,367              --
Shareholder service fees -- Select Shares                                   2,516                --              --
Accounting fees                                                                65                70              50
Custodian fees                                                                239               266              85
Legal and audit fees                                                           79                89              27
Trustees' fees and expenses                                                    35                36              10
Transfer agent fees                                                            50                60              14
Registration and filing fees                                                   33                61               8
Printing fees                                                                  37               129              --
Other                                                                          43                22               7

     Total Expenses                                                         8,637            10,280           2,514

Net Investment Income                                                      61,911            71,637          19,981

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                      175                 2               1

Change in net assets resulting from operations                            $62,086           $71,639         $19,982


                     See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                           U.S. Government                       Prime                        Financial
                                          Obligations Fund                 Obligations Fund                  Reserves Fund

                                        Six                              Six                             Six
                                       Months            Year           Months           Year           Months           Year
                                       Ended            Ended           Ended           Ended           Ended           Ended
                                      April 30,      October 31,      April 30,      October 31,      April 30,       October 31,
                                        2001             2000            2001            2000            2001            2000

                                     (Unaudited)                     (Unaudited)                     (Unaudited)
From Investment Activities:
Operations:
Net investment income                $    61,911     $   119,478     $    71,637     $   127,968     $    19,981      $    43,019
Net realized gains (losses)
  from investment transactions               175               7               2              (2)              1               --

Change in net assets resulting
  from operations                         62,086         119,485          71,639         127,966          19,982           43,019

Distributions to Shareholders:
     From net investment income               --              --         (71,637)       (127,968)        (19,981)         (43,019)
         Investor Shares                 (10,843)        (24,650)             --              --              --               --
         Select Shares                   (51,067)        (94,828)             --              --              --               --

Change in net assets from
  distributions to shareholders          (61,910)       (119,478)        (71,637)       (127,968)        (19,981)         (43,019)

Capital Transactions:
     Proceeds from shares issued       6,141,330       9,958,605       2,913,229       5,695,075       1,302,393        2,707,816
     Dividends reinvested                 45,302          79,552          72,063         120,348           1,477            3,176
     Cost of shares redeemed          (6,225,130)     (9,873,661)     (2,716,258)     (5,322,445)     (1,301,653)      (2,791,932)

Change in net assets from
  capital transactions                   (38,498)        164,496         269,034         492,978           2,217          (80,940)

Change in net assets                     (38,322)        164,503         269,036         492,976           2,218          (80,940)

Net Assets:
     Beginning of period               2,364,225       2,199,722       2,553,015       2,060,039         737,512          818,452

     End of period                   $ 2,325,903     $ 2,364,225     $ 2,822,051     $ 2,553,015     $   739,730      $   737,512

Share Transactions:
     Issued                            6,141,330       9,958,605       2,913,229       5,695,075       1,302,393        2,707,816
     Reinvested                           45,302          79,552          72,063         120,348           1,477            3,176
     Redeemed                         (6,225,130)     (9,873,661)     (2,716,258)     (5,322,446)     (1,301,653)      (2,791,931)

Change in Shares                         (38,498)        164,496         269,034         492,977           2,217          (80,939)


                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                        U.S. Government Obligations Fund

                                                  Investor Shares

                               Six
                             Months        Year         Year          Year       Period
                              Ended       Ended        Ended         Ended        Ended
                            April 30,   October 31,  October 31,   October 31,   October 31,
                              2001         2000         1999          1998        1997<F1>

                           (Unaudited)

Net Asset Value,
  Beginning of Period      $  1.000     $  1.000     $  1.000      $  1.000      $  1.000

Investment Activities:
     Net investment income    0.026        0.055        0.044         0.050         0.041

Distributions
     Net investment income   (0.026)      (0.055)      (0.044)       (0.050)       (0.041)

Net Asset Value,
  End of Period            $  1.000     $  1.000     $  1.000      $  1.000      $  1.000

Total Return                   2.67%<F2>    5.60%        4.54%         5.12%         4.19%<F2>

Ratios/Supplementary Data:
Net Assets at end of
  period (000)             $393,475     $424,927     $386,264      $571,104      $456,133
Ratio of expenses to
  average net assets           0.51%<F3>    0.51%        0.52%         0.52%         0.56%<F3>
Ratio of net investment
  income to average
  net assets                   5.38%<F3>    5.49%        4.44%         5.03%         4.95%<F3>


<F1> Effective January 8, 1997, the Fund designated the existing shares as Select Shares and commenced offering Investor Shares.

<F2> Not annualized.

<F3> Annualized.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                 U.S. Government Obligations Fund

                                                            Select Shares
                                      Six
                                     Months            Year        Year       Year       Year         Year
                                     Ended            Ended       Ended      Ended      Ended        Ended
                                    April 30,       October 31, October 31, October 31, October 31, October 31,
                                      2001             2000       1999        1998      1997<F1>      1996

                                    (Unaudited)

Net Asset Value,
  Beginning of Period               $    1.000      $    1.000  $    1.000  $    1.000  $    1.000  $    1.000

Investment Activities:
     Net investment income               0.025           0.052       0.042       0.048       0.047       0.049

Distributions
     Net investment income              (0.025)         (0.052)     (0.042)     (0.048)     (0.047)     (0.049)

Net Asset Value,
  End of Period                     $    1.000      $    1.000  $    1.000  $    1.000  $    1.000  $    1.000

Total Return                              2.54%<F2>       5.33%       4.27%       4.86%       4.75%       4.96%

Ratios/Supplementary Data:
Net Assets at end of
  period (000)                      $1,932,428      $1,939,298  $1,813,458  $1,601,920  $1,235,475  $1,357,817
Ratio of expenses to
  average net assets                      0.76%<F3>       0.76%       0.77%       0.77%       0.74%       0.61%
Ratio of net investment
  income to average
  net assets                              5.07%<F3>       5.22%       4.19%       4.78%       4.75%       4.84%


<F1> Effective January 8, 1997, the Fund designated the existing shares as Select Shares and commenced offering Investor Shares.

<F2> Not annualized.

<F3> Annualized.



                    See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Prime Obligations Fund

                                              Six
                                             Months           Year           Year           Year           Year           Year
                                              Ended           Ended          Ended          Ended          Ended          Ended
                                            April 30,      October 31,    October 31,    October 31,     October 31,   October 31,
                                              2001            2000           1999           1998           1997           1996

                                           (Unaudited)

Net Asset Value, Beginning of Period       $    1.000      $    1.000     $    1.000    $    1.000       $  1.000      $  1.000

Investment Activities:
     Net investment income                      0.026           0.055          0.044         0.049          0.048         0.047

Distributions
     Net investment income                     (0.026)         (0.055)        (0.044)       (0.049)        (0.048)        (0.047)

Net Asset Value, End of Period             $    1.000      $    1.000     $    1.000    $    1.000       $  1.000      $  1.000

Total Return                                     2.67%<F1>        5.67%          4.52%         4.98%          4.89%         4.81%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $2,822,051      $2,553,015     $2,060,039    $1,378,713       $736,449      $496,019
Ratio of expenses to
  average net assets                             0.76%<F2>        0.78%          0.79%         0.80%          0.85%          0.87%
Ratio of net investment income
  to average net assets                          5.30%<F2>        5.55%          4.43%         4.89%          4.79%          4.72%


<F1>  Not annualized.

<F2>  Annualized.



                     See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            Financial Reserves Fund

                                               Six
                                              Months           Year          Year           Year           Year           Year
                                               Ended           Ended         Ended          Ended          Ended          Ended
                                             April 30,      October 31,   October 31,    October 31,    October 31,    October 31,
                                               2001            2000          1999           1998           1997           1996

                                            (Unaudited)

Net Asset Value, Beginning of Period        $  1.000        $  1.000      $  1.000       $  1.000       $  1.000       $  1.000

Investment Activities:
     Net investment income                     0.027           0.056         0.045          0.050          0.049          0.049

Distributions
     Net investment income                    (0.027)         (0.056)       (0.045)        (0.050)        (0.049)        (0.049)

Net Asset Value, End of Period              $  1.000        $  1.000      $  1.000       $  1.000       $  1.000       $  1.000

Total Return                                    2.72%<F2>       5.75%         4.62%          5.10%          5.04%          5.00%

Ratios/Supplementary Data:
Net Assets at end of period (000)           $739,730        $737,512      $818,452       $785,520       $800,642       $767,990
Ratio of expenses to
  average net assets                            0.68%<F3>       0.70%         0.68%          0.67%          0.67%          0.67%
Ratio of net investment income
  to average net assets                         5.43%<F3>       5.58%         4.52%          5.01%          4.94%          4.89%
Ratio of expenses to
  average net assets<F1>                        <F4>            <F4>          <F4>           0.68%          0.71%          0.75%
Ratio of net investment income
  to average net assets<F1>                     <F4>            <F4>          <F4>           5.00%          4.90%          4.81%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.



                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Tax-Free Money Market Fund                                      April 30, 2001
(Amounts in Thousands)                                             (Unaudited)

                                           Principal   Amortized
Security Description                         Amount       Cost

  Commercial Paper (0.3%)

Shelby County Health Education,
  3.50%, 7/20/01,
  LOC Bank of America                      $ 2,500    $  2,500

Total Commercial Paper
  (Amortized Cost $2,500)                                2,500

  Municipal Bonds (98.5%)

Alabama (4.8%):
Housing Finance Authority
  Revenue, Multifamily Housing,
  Hillwood Project, Series H,
  4.30%*, 5/3/01**, FNMA                     3,330       3,330
Housing Finance Authority
  Revenue, Multifamily Housing,
  Rocky Ridge Project, Series F,
  4.30%*, 5/3/01**, FNMA                     6,000       6,000
Montgomery Hospital, Series C,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       5,800       5,800
Montgomery Hospital, Series D,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       5,000       5,000
Montgomery Hospital, Series E,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       4,600       4,600
Montgomery Hospital, Series G,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       1,635       1,635
Montgomery Hospital, Series H,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       4,900       4,900
Montgomery Hospital, VHA Inc.,
  Series B, 4.27%*, 5/2/01**,
  AMBAC, SPA Mellon Bank N.A.                5,400       5,400

                                                        36,665
Arizona (0.2%):
Pima County, Industrial
  Development Authority, IDR,
  Brush Wellman, Inc. Project,
  4.35%*, 5/3/01**,
  LOC National City Bank                     1,500       1,500

Colorado (1.1%):
Housing Finance Authority,
  Multifamily, Hamptons, Series G,
  4.30%*, 5/2/01**, FNMA                       100         100
Pitkin County, IDR, Aspen Skiing Co.
  Project, Series A, 4.35%*, 5/1/01**,
  LOC Bank One N.A.                          8,400       8,400

                                                         8,500

District of Columbia (0.8%):
District of Columbia Housing -- Carmel
  4.33%*, 5/3/01**, LOC Bank One,            1,000       1,000
District of Columbia Revenue,
  Resources for the Future Inc.,
  4.30%*, 5/3/01**,
  LOC First Union Bank                       5,375       5,375

                                                         6,375

Florida (2.0%):
Broward County Housing Finance
  Authority, Multifamily Housing,
  Margate Investments Project,
  4.25%*, 5/2/01**,
  LOC Bank One Texas                         1,000       1,000
Capital Projects Finance Authority
  Revenue, Hospital Association Project,
  Series A, 4.30%*, 5/2/01**, FSA,
  SPA Credit Suisse First Boston             8,245       8,245
State Municipal Power Agency,
  Sub-Stanton II Project,
  4.20%*, 5/2/01**, AMBAC,
  SPA First Union                            3,900       3,900
Volusia County Housing Finance
  Authority Revenue, Multifamily
  Housing, Mallwood Village Project,
  Series C, 4.30%*, 5/3/01**,
  LOC Amsouth Bank                           2,000       2,000

                                                        15,145

Georgia (1.4%):
Cartersville Development Authority
  Revenue, Thrall Car Manufacturing
  Co. Project, 4.40%*, 5/2/01**,
  LOC Harris Bank & Trust                    2,500       2,500
Gwinnett County Hospital Authority
  Revenue, Gwinnett Hospital
  Systems Inc. Project, Series B,
  4.15%*, 5/2/01**, MBIA,
  SPA Suntrust Bank                          5,400       5,400
Valdosta & Lowdes County Hospital
  Authority Revenue, South Georgia
  Medial Center Project,
  4.20%*, 5/3/01**, FSA,
  SPA Bank of America                        2,600       2,600

                                                        10,500

Idaho (0.5%):
Nez Perce County, Pollution
  Control Revenue,
  4.30%*, 5/3/01**,
  LOC Bank One N.A.                          3,850       3,850

Illinois (11.9%):
Addison, IDR, Stand Fast Packaging
  Products, 4.55%*, 5/3/01**,
  LOC American National Bank & Trust           900         900
Chicago, Noble Street Charter,
  4.40%*, 5/2/01**, LOC Bank One             2,500       2,500
Development Financial Authority
  Revenue, American Academy,
  4.40%*, 5/3/01**, LOC American
  National Bank & Trust                      3,000       3,000

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal   Amortized
Security Description                        Amount       Cost

Development Financial Authority
  Revenue, Crown Court Properties
  Ltd. Project, Series A,
  4.40%*, 5/3/01**,
  LOC LaSalle Bank N.A.                    $ 2,300    $  2,300
Development Financial Authority
  Revenue, Goodman Theatre
  Project, 4.30%*, 5/2/01**,
  LOC Bank One                               2,000       2,000
Development Financial Authority
  Revenue, Radiological Society
  Project, 4.30%*, 5/3/01**,
  LOC American National Bank & Trust         1,000       1,000
Development Financial Authority
  Revenue, Solid Waste Disposal, 2500
  Develgroup LLC Project, Series A,
  4.55%*, 5/3/01**,
  LOC American National Bank & Trust         2,200       2,200
Development Financial Authority
  Revenue, Teachers Academy for
  Math, 4.30%*, 5/2/01**,
  LOC American National Bank & Trust         3,500       3,500
Development Financial Authority,
  LaSalle Foundation Project,
  4.30%*, 5/2/01**,
  LOC American National Bank & Trust         6,900       6,900
Development Financial Authority,
  Surgipath Medical Industries Project,
  4.55%*, 5/2/01**,
  LOC American National Bank & Trust         1,500       1,500
East St. Louis Tax Increment, Public
  Library Project, 4.35%*, 5/3/01**,
  LOC Bank of America                        3,605       3,605
Educational Facilities Authority
  Revenue, Museum of Natural History,
  4.30%*, 5/2/01**, LOC Bank One             1,750       1,750
Educational Facilities Revenue,
  Cultural Pooled Financing,
  4.35%*, 5/2/01**,
  LOC American National Bank & Trust        12,200      12,200
Educational Facility Authority
  Revenue, Cultural Pooled Financing,
  4.35%*, 5/2/01**,
  LOC American National Bank & Trust        11,005      11,005
Galesburg, Knox College Project,
  4.42%*, 5/3/01**,
  LOC LaSalle Bank N.A.                      5,000       5,000
Hanover Park IDR, Spectra-Tech,
  Inc. Project, 4.60%*, 5/3/01**,
  LOC Harris Bank & Trust AMT                1,505       1,505
Havana IDR, Maclean Forge LP
  Project, 4.40%*, 5/3/01**,
  LOC Bank Of America AMT                    2,200       2,200
Health Facilities Authority Revenue,
  Washington & Jane Smith Home,
  4.30%*, 5/2/01**, LOC Comerica             3,000       3,000
Lake County, IDR, Northpointe
  Associates LLC Project,
  4.40%*, 5/2/01**,
  LOC Northern Trust                       $ 6,000    $  6,000
Naperville Revenue, Dupage
  Childrens Museum Project,
  4.30%*, 5/2/01**,
  LOC American National Bank & Trust         1,500       1,500
Oak Lawn, GO,
  4.25%, 12/1/01, LOC FSA                    1,005       1,010
Quad Cities Regional Economic
  Development Authority,
  Steel Warehouse,
  4.55%*, 5/3/01**,
  LOC Bank One N.A.                          5,600       5,600
Savanna, IDR, Metform Corp.
  Project, Series B,
  4.30%*, 5/2/01**,
  LOC Bank One N.A.                          2,000       2,000
Savanna, IDR, Metform Corp.
  Project, Series C,
  4.40%*, 5/2/01**,
  LOC Bank One N.A. AMT                      1,000       1,000
State Development Financial
  Authority, EDR, CPL/Downers
  Grove Partnership,
  4.69%*, 5/2/01**,
  LOC LaSalle Bank N.A.                      4,500       4,500
Yorkville, IDR, Wheaton & Co. Inc.
  Project, 4.55%*, 5/3/01**,
  LOC American National Bank & Trust         1,700       1,700

                                                        89,375

Indiana (10.9%):
Auburn, EDR, Sealed Power
  Corp., 3.60%*, 5/1/01**,
  LOC NBD Bank                               2,000       2,000
Bedford, EDR, 4.38%*, 5/3/01**,
  LOC Federal Home Loan Bank                 1,725       1,725
Bond Bank, Special Project,
  Tri County, Series D,
  4.40%*, 5/3/01**,
  LOC Huntington Bank                        5,500       5,500
Elkhart County, EDR, Hinsdale
  Farms Ltd. Project,
  4.55%*, 5/3/01**,
  LOC American National Bank & Trust         3,120       3,120
Fort Wayne EDR, PHD Inc.
  Project, 4.40%*, 5/2/01**,
  LOC Bank One                               3,000       3,000
Fort Wayne, EDR, 4.55%*, 5/2/01**,
  LOC Bank One N.A.                          3,200       3,200
Hendircks County Industrial
  Redevelopment Commission Tax
  Increment Revenue, Heartland
  Crossings Project, Series A,
  4.40%*, 5/3/01**,
  LOC Huntington Bank                        1,560       1,560

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Tax-Free Money Market Fund                                        April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                            Principal   Amortized
Security Description                         Amount       Cost

Hendricks County Industrial
  Redevelopment Commission
  Tax Increment Revenue,
  Heartland Crossings Project,
  Series A, 4.40%*, 5/3/01**,
  LOC Huntington Bank                      $ 2,045    $  2,045
Indianapolis, EDR, White Arts, Inc.
  Project, 4.45%*, 5/3/01**,
  LOC Fifth Third Bank                       4,300       4,300
Lagrande County, EDR, LA West Inc.
  Project, 4.55%*, 5/2/01**,
  LOC Bank One N.A. AMT                      2,100       2,100
Lawrence Southwark,
  4.50%*, 5/3/01**,
  LOC Mellon Bank N.A.                       1,830       1,830
Mooresville Viking Air Tools,
  4.55%*, 5/2/01**,
  LOC Bank One N.A.                          3,660       3,660
Noblesville, Rivers Edge Apartments
  Project, 4.40%*, 5/3/01**,
  LOC Bank One N.A.                          2,870       2,870
Orleans Industry Economic
  Development, 4.55%*, 5/3/01**,
  LOC Bank One N.A. AMT                      4,300       4,300
Plymouth, EDR, 4.45%*, 5/3/01**,
  LOC Firstar Bank                           4,600       4,600
Seymour, EDR, Spaceguard, Inc.
  Project, 4.55%*, 5/2/01**,
  LOC Bank One Michigan                      1,115       1,115
State Development Financial
  Authority Revenue, Custom
  Lights Inc. Project,
  4.55%*, 5/3/01**,
  LOC Bank One                               3,000       3,000
State Development Financial
  Authority Revenue, Educational
  Facilities, Youth Opportunity
  Center, 4.30%*, 5/2/01**,
  LOC Bank One Indiana N.A.                  5,600       5,600
State Development Financial
  Authority Revenue, Educational
  Facilities, 4.30%*, 5/2/01**,
  LOC Bank One NA                            2,010       2,010
State Development Financial
  Authority Revenue, Educational
  Facilities, Model Aeronautics,
  4.40%*, 5/3/01**,
  LOC Bank One N.A.                          4,200       4,200
State Development Financial
  Authority, EDR, 4.55%*, 5/3/01**,
  LOC American National Bank & Trust         2,550       2,550
State Development Financial
  Authority, EDR, Daubert VCI Inc.
  Project, 4.40%*, 5/3/01**,
  LOC Bank One                               4,500       4,500
State Education Wesleyan,
  4.40%*, 5/2/01**,
  LOC Bank One Michigan                      3,500       3,500
State Educational Facilities Authority
  Revenue, Educational Facilities,
  University of Evansville,
  Series B, 4.40%*, 5/3/01**,
  LOC Fifth Third Bank                     $ 3,640    $  3,640
State Educational Facilities
  Authority Revenue, Wabash,
  Series B, 4.85%, 5/3/01                    4,000       4,000
State Educational Facility Authority
  Revenue, Bethel College,
  Series A, 4.30%*, 5/2/01**,
  LOC Bank One Michigan                      3,000       3,000

                                                        82,925
Iowa (0.3%):
Finance Authority Revenue,
  Wheaton Franciscan, Series B,
  4.15%*, 5/2/01**, MBIA,
  SPA Toronto Dominion                       2,600       2,600
Kentucky (6.0%):
Association of County Advance
  Revenue/Cash Flow Borrowing,
  5.00%, 6/29/01                            20,000      20,016
Boone County Industial Buliding
  Revenue, Multi-Color Corp.
  Project, 4.45%*, 5/3/01**,
  LOC PNC Bank AMT                             525         525
Boone County Industrial Building
  Revenue, Diocesan Educational
  Projects, 4.55%*, 5/3/01**,
  LOC Firstar                                1,260       1,260
Cambell County, IDR, Hopital
  Imaging Co., Inc. Project,
  4.30%*, 5/4/01**,
  LOC Fifth Third Bank                       3,715       3,715
Covington, Industrial Building
  Revenue, St. Charles Center
  Inc., 4.40%*, 5/3/01**,
  LOC Firstar Bank                           3,285       3,285
Dayton Industrial Building Revenue,
  Woodcraft Manufacturing Co., Inc.
  Project, 4.65%*, 5/3/01**,
  LOC Fifth Third Bank                         590         590
Economic Development Financial
  Authority Hospital Facilities Revenue,
  4.35%*, 5/3/01**, LOC Firstar Bank         6,800       6,800
Lexington Fayette Urban County
  Government Industrial Building
  Revenue, 4.35%*, 5/3/01**,
  LOC National City Bank                     3,740       3,740
Mayfield Multi-City Lease Revenue,
  4.10%*, 5/2/01**, LOC PNC Bank             3,400       3,400
Somerset, Industrial Building Revenue,
  Glen Oak Lumber & Mining,
  4.55%*, 5/3/01**,
  LOC Bank One Wisconsin AMT                 1,845       1,845

                                                        45,176

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                            Principal   Amortized
Security Description                         Amount       Cost

Louisianna (1.3%):
New Orleans, IDR, Multifamily
  Housing Revenue,
  Orleans LLC Project,
  4.39%*, 5/3/01**, FNMA                   $10,000    $ 10,000

Maine (0.9%):
State Health & Higher Educational
  Facility Authority Revenue, VHA
  New England Inc., Series F,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       5,300       5,300
State Health & Higher Educational
  Facility Authority Revenue, VHA
  New England Inc., Series G,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       1,600       1,600

                                                         6,900

Maryland (1.7%):
Harford County, 4.50%*, 5/3/01**,
  LOC Harris Bank & Trust AMT                1,525       1,525
State Health and Higher Education
  Facilities Revenue, 4.30%*, 5/2/01**,
  LOC Bank One N.A.                         11,500      11,500

                                                        13,025
Michigan (4.6%):
Goodrich Area School District, School
  Building & Site, Series B,
  4.30%*, 5/3/01**,
  SPA Bayerische Landesbank                  6,770       6,770
Jackson Public School State
  Aid Note, 5.00%, 7/3/01,
  LOC Comerica Bank                          5,000       5,003
Lawrence-Fort Harrison Industrial
  Reuse Authority Tax Increment
  Revenue, 4.30%*, 5/4/01**,
  LOC Fifth Third Bank                       4,800       4,800
State Micron, 4.55%*, 5/2/01**,
  LOC Bank One Michigan                      1,000       1,000
State Strategic FD Limited Obligation
  Revenue International Sales Project,
  4.55%*, 5/2/01**,
  LOC Bank One Michigan AMT                  1,900       1,900
State Strategic FD Limited Obligation
  Revenue International Sales Project,
  4.55%*, 5/2/01**,
  LOC Bank One Michigan AMT                  2,000       2,000
State Strategic FD Limited Obligation
  Revenue International Sales Project,
  4.55%*, 5/2/01**,
  LOC Bank One Michigan AMT                  1,200       1,200
State Strategic Fund, Limited
  Obligation Revenue International
  Sales Project, 4.55%*, 5/2/01**,
  LOC Bank One Michigan AMT                  2,800       2,800
State Strategic, Fleet Engineers Inc.
  Project, 4.40%*, 5/3/01**,
  LOC Comerica Bank AMT                    $ 1,400    $  1,400
State Strategic, J&L Holding LLC
  Project, 4.55%*, 5/3/01**,
  LOC Bank One Michigan                      5,085       5,085
State Strategic, Thermal Transfer Inc.
  Project, 4.40%*, 5/3/01**,
  LOC Comerica Bank AMT                      3,265       3,265

                                                        35,223

Minnesota (0.5%):
Hubbard County Solid Waste Disposal
  Revenue, 4.40%*, 5/2/01**,
  LOC Wachovia Bank AMT                      4,000       4,000

Mississippi (1.6%):
Jackson County Port Facility Revenue,
  Chevron USA Project, 4.40%*,
  5/1/01**, LOC Chevron                     12,250      12,250

Missouri (3.3%):
Boone County Hospital Revenue,
  4.30%*, 5/3/01**, LOC Firstar Bank         6,500       6,500
St. Charles County Industrial
  Development Revenue Cedar Ridge,
  4.33%*, 5/2/01**, LOC Bank One            13,425      13,425
St. Louis County Industrial
  Development Authority Revenue,
  Friendship Village, Series B, 4.35%*,
  5/2/01**, LOC LaSalle Bank N.A.            4,725       4,725

                                                        24,650

Nevada (1.3%):
Clark County School District, Series A,
  4.35%*, 5/1/01**, FSA,
  SPA State Street Bank                      2,800       2,800
Clark County School District, Series B,
  4.30%*, 5/1/01**,
  LOC Bayerische Landesbank                  7,000       7,000

                                                         9,800

New Hampshire (1.7%):
Bond Bank, Series C,
  5.15%, 08/15/01                            2,500       2,513
Higher Education, 4.27%*, 5/2/01**,
  AMBAC, SPA Mellon Bank N.A.                1,500       1,500
Higher Educational & Health Facilities
  Authority Revenue, 4.27%*, 5/2/01**,
  AMBAC, SPA Mellon Bank N.A.                5,300       5,300
State Business APEX
  Telecommunications Project, 4.49%*,
  5/3/01**, LOC Huntington Bank              3,380       3,380

                                                        12,693

North Carolina (2.3%):
Educational Facilities Financing
  Agency Revenue, Charlotte Day
  School, 4.25%*, 5/3/01**,
  LOC Bank of America                       15,610      15,611

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Tax-Free Money Market Fund                                        April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                            Principal   Amortized
Security Description                         Amount       Cost

Wilkes County Industrial & Pollution
  Control Authority, 4.35%*, 5/3/01**,
  LOC Bank Of America AMT                  $ 2,000    $  2,000

                                                        17,611

North Dakota (0.5%):
Grand Forks Hospital Facilities
  Revenue, United Hospital
  Obligation Group Project,
  4.35%*, 5/1/01**,
  LOC Lasalle Bank N.A.                      4,000       4,000

Ohio (12.9%):
Bryan, GO, BAN,
  4.45%, 12/12/01                            2,400       2,400
Cuyahoga County Hospitals Revenue,
  University Hospital Health, Series D,
  4.25%*, 5/3/01**, AMBAC,
  SPA Chase/Morgan Bank                      7,770       7,770
Franklin County Hospital Revenue,
  Series B, 4.25%*, 5/3/01**,
  LOC National City Bank                    15,475      15,476
Garfield Heights City School District,
  GO, BAN, 4.45%, 9/4/01                    13,400      13,420
Hamilton County Hospital Facilites
  Revenue, Health Alliance,
  Series B, 4.25%*, 5/2/01**, MBIA,
  SPA Credit Suisse First Boston             6,000       6,000
Hamilton County Hospital Facilities
  Revenue, Childrens Hospital Medical
  Center, 4.31%*, 5/3/01**,
  LOC Chase Manhattan Bank                   6,600       6,600
Hilliard, GO, BAN,
  4.90%, 9/6/01                              1,000       1,005
Mansfield, GO, BAN,
  4.82%, 5/3/01                              2,500       2,500
Nelsonville, GO, BAN,
  3.71%, 3/13/02                             1,000       1,002
Paulding County, GO,
  4.37% 8/1/01                               1,900       1,905
Seven Hills, GO, BAN,
  4.75%, 6/21/01                             1,500       1,501
South Euclid Lyndhurst City School
  District, GO, 3.88%, 2/7/02                2,500       2,505
Springfield City School District,
  BAN, 4.83%, 8/20/01                       15,000      15,017
State Higher Education Facilities
  Revenue, Pooled Financing, 4.40%*,
  5/3/01**, LOC Fifth Third Bank             4,135       4,135
Tipp City Exempt Village School, GO,
  BAN, 4.88%, 7/3/01                         4,900       4,904
University General Receipts Athens,
  BAN, 3.68%, 3/28/02                        1,200       1,203
Van Buren Local School District, GO,
  BAN, 4.88%, 6/19/01                        9,975       9,981

                                                        97,324
Oklahoma (0.7%):
Creek County Industrial Authority
  Revenue, 4.75%, 12/1/05,
  LOC Bank One N.A.                        $ 1,340    $  1,340
State, IDR, School of the Plains
  Project, 4.30%*, 5/3/01**,
  LOC Bank of America                        4,080       4,080

                                                         5,420

Pennsylvania (1.0%):
College Township Industrial Authority,
  IDR, Ball Corp. Project, 4.30%*,
  5/2/01**, LOC Bank One N.A.                4,500       4,500
Erie County Hospital Authority,
  Mercy Terrace Project, 4.35%*,
  5/3/01**, LOC PNC Bank                     2,145       2,145
Greene County Industrial
  Development Authority, Potomac
  Edison Company, Series B, 4.35%,           1,000       1,008

                                                         7,653

Rhode Island (0.9%):
Health & Educational Building Corp.
  Revenue, St. Georges School Issue,
  4.30%*, 5/2/01**, LOC Fleet Bank           6,600       6,600

South Carolina (2.2%):
Jobs Economic Development
  Authority, IDR, Klockner Namasco
  Project, 4.35%*, 5/3/01**,
  LOC Bayerische Landesbank                  1,900       1,900
York County School District, No. 4 Fort
  Mill, GO, BAN, 3.50%, 6/1/01              15,000      15,006

                                                        16,906

Tennessee (4.3%):
Clarksville Public Building Authority
  Revenue, Pooled Financing, 4.25%*,
  5/3/01**, LOC Bank of America              5,645       5,645
Memphis Shelby County,
  Birmingham Steel Corp. Project,
  4.45%*, 5/3/01**, LOC PNC Bank             9,000       9,000
Montgomery County Public Building
  Authority, 4.25%*, 5/3/01**,
  LOC Bank Of America                        3,800       3,800
Montgomery County Public Building
  Authority, Pooled Financing, 4.25%*,
  5/3/01**, LOC Bank of America             13,200      13,200
Shelby Memorial Hospital, 3.20%,
  9/28/01, LOC Bank of America               1,000       1,000

                                                        32,645

Texas (3.0%):
Bexar County Housing Finance
  Authority Revenue, Multifamily,
  Park Hill Development, Series B,
  4.15%*, 5/2/01**,
  LOC Bayerische Westdeutsche                3,700       3,700

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Tax-Free Money Market Fund                                        April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                            Principal   Amortized
Security Description                          Amount       Cost

Hays Memorial Health Facilities
  Development Corporation Revenue,
  Central Texas Medical Center Project,
  Series B, 4.30%*, 5/3/01**,
  LOC Suntrust Bank                         $12,350  $ 12,350
North Central Health Facilities
  Development Corp. Revenue,
  Methodist Hospitals Dallas, Series B,
  4.40%*, 5/1/01**, LOC Rabo Bank            3,700       3,700
Tarrant Regulatory Water District
  Revenue, 4.50%, 3/1/02, LOC FSA            3,175       3,202

                                                        22,952

Vermont (1.1%):
Education & Health Buildings,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       8,300       8,300

Virginia (1.8%):
Capital Region Facility Revenue,
  4.35%*, 5/3/01**,
  LOC First Union Bank AMT                   2,700       2,700
Lynchburg Industrial Development
  Authority Hospital, 4.27%*, 5/2/01**,
  AMBAC, SPA Mellon Bank N.A.                1,000       1,000
Lynchburg Industrial Development
  Authority Hospital, 4.27%*, 5/2/01**,
  AMBAC, SPA Mellon Bank N.A.                5,600       5,600
Norfolk Industrial Development
  Authority Revenue, Children's
  Hospital Project, 4.25%*, 5/3/01**,
  LOC Wachovia Bank                          2,250       2,250
State Public School Authority,
  Series A, 6.25%, 8/1/01                    2,000       2,015

                                                        13,565

Washington (0.4%):
Port Seattle, IDR, Douglas
  Management Co. Project, 4.30%*,
  5/2/01**, LOC Bank of America              3,200       3,200

West Virginia (1.5%):
State Hospital Finance Authority,
  4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank N.A.                       5,700       5,700
State Hospital Financial Authority
  Hospital Revenue, 4.27%*, 5/2/01**,
  AMBAC, SPA Mellon Bank N.A.                5,300       5,300

                                                        11,000
Wisconsin (9.1%):
Antigo School District,
  4.75%, 10/30/01                            2,000       2,001
Beaver Dam, IDR, Apache Stainless
  Equipment, Series A, 4.55%*, 5/2/01**,
  LOC Bank One Wisconsin AMT                 2,000       2,000
Brodhead, IDR, Stoughton Trailers Inc.
  Project, 4.55%*, 5/3/01**,
  LOC Bank One Wisconsin                     6,800       6,800
Burlington Community Development
  Authority, IDR, Hintz Et Al/Hi-Liter,
  Series A, 4.55%*, 5/3/01**,
  LOC Bank One Wisconsin AMT               $ 4,500    $  4,500
Caledonia, IDR, Quick Cable Corp.
  Project, 4.55%*, 5/3/01**,
  LOC Bank One Wisconsin AMT                 2,920       2,920
Clinton Community School District,
  TRAN, 4.85%, 8/30/01                       1,150       1,150
Evansville, IDR, Stoughton Trailers
  Inc., 4.55%*, 5/3/01**,
  LOC Bank One Wisconsin                     5,980       5,980
Fitchburg, IDR, 4.55%*, 5/3/01**,
  LOC Bank One Wisconsin AMT                 2,200       2,200
Germantown, IDR, 4.45%*, 5/2/01**,
  LOC Firstar Bank                           1,200       1,200
Grafton School District, TRAN,
  4.75%, 6/29/01                             1,800       1,800
Grafton School District, TRAN,
  4.68%, 9/28/01                             1,800       1,801
Industrial Development Revenue
  Bond, 4.50%*, 5/3/01**,
  LOC Firstar Bank AMT                       1,415       1,415
Industrial Development Revenue Bond,
  4.50%*, 5/3/01**, LOC Firstar              1,595       1,595
Industrial Development Revenue
  Bond, 4.50%*, 5/3/01**,
  LOC Firstar Bank AMT                       1,750       1,750
Industrial Development Revenue
  Bond, 4.50%*, 5/3/01**,
  LOC Firstar Bank AMT                       1,840       1,840
Jefferson School District,
  4.78%, 9/10/01                               950         950
Kenosha, IDR, Metalmen Building
  LLC Project, 4.55%*, 5/3/01**,
  LOC Bank One Wisconsin AMT                 3,135       3,135
Kenosha, IDR, Metalmen Building
  LLC Project, 4.55%*, 5/2/01**,
  LOC Bank One Wisconsin AMT                 2,375       2,375
Luxemburg-Casco School District,
  TRAN, 4.70%, 10/19/01                      2,200       2,201
Manawa School District,
  TRAN, 4.76%, 8/24/01                       1,700       1,701
Monroe School District,
  TRAN, 4.75%, 10/16/01                      5,240       5,243
New Lisbon School District,
  TRAN, 4.83%, 8/24/01                       1,100       1,100
Pulaski Industrial Development
  Revenue, 4.55%*, 5/2/01**,
  LOC Bank One Wisconsin AMT                 1,455       1,455
Rock All-State Disposal Project, IDR,
  4.55%*, 5/3/01**,
  LOC Bank One Wisconsin AMT                 1,200       1,200
Saukville Busch, 4.45%*, 5/3/01**,
  LOC Bank One Wisconsin AMT                 2,375       2,375
Sturgeon Bay School District, TRAN,
  5.00%, 10/29/01                            1,200       1,202

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Tax-Free Money Market Fund                                        April 30, 2001
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                            Shares or   Amortized
                                            Principal   Cost/Market
Security Description                         Amount       Value

Valders Area School District,
  4.67%, 9/21/01                           $ 1,500      $  1,500
Waukesha, IDR, 4.55%*, 5/3/01**,
  LOC Bank One Wisconsin AMT                 3,600         3,600
West de Pere School District,
  TRAN, 5.00%, 10/29/01                      1,793         1,796

                                                          68,785

Total Municipal Bonds
  (Amortized Cost $747,113)                              747,113

  Investment Companies (0.8%)

AIM Tax Free Money Market Fund             761,580           762
Federated Tax-Free
  Money Market Fund                      5,090,273         5,090

Total Investment Companies
  (Cost $5,852)                                            5,852

Total Investments
  (Amortized Cost $755,465) (a) -- 99.6%                 755,465

Other assets in excess of liabilities -- 0.4%              2,730

TOTAL NET ASSETS -- 100.0%                              $758,195

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2001. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC-- AMBAC Indemnity Corp.

AMT  -- Alternative Minimum Tax

BAN  -- Bond Anticipation Note

EDR  -- Economic Development Revenue

FNMA -- Federal National Mortgage Assoc.

FSA  -- Insured by Financial Security Insurance

IDR  -- Industrial Development Revenue

LOC  -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Assoc.

SPA  -- Standby Purchase Agreement

TRAN -- Tax and Revenue Anticipation Note

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Ohio Municipal Money Market Fund                                April 30, 2001
(Amounts in Thousands)                                             (Unaudited)

                                            Principal   Amortized
Security Description                         Amount       Cost

  Ohio Municipal Bonds (99.4%)

Ohio (99.4%)
Alexander Local School District,
  Facilities Construction &
  Improvements, GO, BAN,
  4.92%, 7/18/01                           $ 7,271    $  7,280
Ashland County Jail
  Construction, Series A,
  GO, 5.00%, 5/29/01                         2,200       2,201
Ashtabula County Medical
  Center Project Revenue,
  Hospital & Nursing
  Home Improvements, 4.33%*,
  5/3/01**, LOC Bank One                     2,615       2,615
Ashtabula County, Brighton
  Manor Co. Project Revenue,
  Industrial Improvement,
  4.55%*, 5/2/01**,
  LOC Bank One AMT                           2,500       2,500
Athens County Port Authority,
  Ohio Inc. Project, 4.30%*,
  5/3/01**, LOC First Union Bank             4,000       4,000
Athens, GO, BAN,
  4.72%, 7/24/01                             1,200       1,201
Auglaize County, G.A. Wintzer
  & Son Co. Project, IDR,
  4.55%*, 5/3/01**,
  LOC Bank One AMT                           1,335       1,335
Barberton, GO, BAN,
  3.47%, 4/18/02                             2,430       2,436
Bedford Heights, Olympic Steel Inc.
  Project, 4.45%*, 5/2/01**,
  LOC National City Bank AMT                   850         850
Bellefontaine, GO, BAN,
  5.01%, 8/2/01                              1,900       1,901
Belmont County, GO, BAN,
  4.68%, 11/20/01                            1,450       1,452
Bowling Green, IDR, Lamson &
  Sessions Project, 4.40%*, 5/3/01**,
  LOC Chase Manhattan Bank AMT               1,800       1,800
Bowling Green, IDR, Lamson &
  Sessions Project, 4.68%*, 5/3/01**,
  LOC Mid American National Bank             1,580       1,580
Brooklyn, GO, BAN,
  4.65%, 8/30/01                             2,525       2,527
Brooklyn, IDR, Clinton Road Project,
  3.60%*, 5/1/01**, LOC Bank One               375         375
Butler County, Crystal Partners, IDR,
  4.60%*, 5/3/01**, LOC Firstar AMT          3,020       3,020
Butler County, Healthcare Facilities
  Revenue, Knolls of Oxford Project,
  4.20%*, 5/3/01**, LOC Firstar Bank         1,500       1,500
Butler County, Hospital Facilities
  Revenue, 4.35%*, 5/3/01**,
  LOC Fifth Third Bank                       1,425       1,425
Centerville Health Care Revenue,
  Bethany Lutheran, 4.35%*,
  5/2/01**, LOC PNC Bank                   $ 4,250    $  4,250
Cincinnati, Bethesda One Ltd. Partners
  Revenue, 4.60%*, 8/1/01**,
  LOC Bank One                               4,655       4,655
Cincinnati, IDR, 4th Star Ltd.
  Partnership Project, TAN, 3.85%*,
  5/1/01**, LOC PNC Bank                     6,100       6,100
Clearview Local School District, GO,
  BAN, 5.25%, 6/12/01                        2,412       2,415
Cleveland Airport Improvement,
  Series D, 4.20%*, 5/2/01**,
  LOC Toronto Dominion Bank AMT              1,400       1,400
Cleveland Heights, GO, BAN,
  4.45%, 8/24/01                             1,853       1,853
Cleveland Income Tax Revenue,
  4.15%*, 5/2/01**, AMBAC,
  LOC Toronto Dominion                       3,200       3,200
Clinton County Revenue, Hospital &
  Nursing Home Improvements, 4.40%*,
  5/2/01**, LOC Fifth Third Bank            27,000      27,001
Clinton County, Airport Facilities
  Revenue, 4.30%*, 5/3/01**,
  LOC Wachovia Bank                          6,800       6,800
Clinton County, GO, BAN,
  5.24%, 5/17/01                             1,900       1,900
Clinton County, Hospital Capital, 4.40%*,
  5/2/01**, LOC Fifth Third Bank            23,600      23,601
Columbiana County, IDR, C & S Land
  Co. Project, 4.55%*, 5/3/01**,
  LOC Bank One AMT                           2,725       2,725
Coshocton County Health Care
  Revenue, Hartville Homes Inc. Project,
  4.40%*, 5/3/01**, LOC Bank One             3,060       3,060
Coshocton County, Memorial Hospital
  Project Revenue, 4.40%*, 5/3/01**,
  LOC Bank One                               3,030       3,030
Coshocton County, Memorial Hospital
  Project Revenue, 4.30%*, 5/3/01**,
  LOC Bank One                               7,700       7,700
Crestline, BAN,
  3.82%, 4/4/02                              1,116       1,119
Crestwood Local School District, GO,
  BAN, 5.00%, 6/28/01                        3,884       3,888
Cuyahoga County Health Care Facilities
  Revenue, Applewood Centers, Inc.
  Project, 4.30%*, 5/4/01**,
  LOC Fifth Third Bank                       2,130       2,130
Cuyahoga County Health Care Facilities
  Revenue, Judson Retirement
  Community Project, 4.30%*, 5/3/01**,
  LOC National City Bank                     9,425       9,425
Cuyahoga County Hospital Revenue,
  Cleveland Clinic Foundation,
  Series A, 4.25%*, 5/2/01**,
  LOC Chase Manhattan Bank                   8,805       8,805

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Ohio Municipal Money Market Fund                                  April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                         Principal   Amortized
Security Description                      Amount       Cost

Cuyahoga County Hospital Revenue,
  Cleveland Clinic Foundation,
  Series B, 4.25%*, 5/2/01**, AMBAC,
  SPA Bank of America                      $10,800    $ 10,800
Cuyahoga County Hospitals Revenue,
  Series A, 4.25%*, 5/2/01**, AMBAC,
  SPA Bank of America                        2,800       2,800
Cuyahoga County Hospitals,
  Cleveland Clinic Project Revenue,
  Series B, 4.25%*, 5/2/01**,
  LOC Chase Manhattan Bank                  12,000      12,000
Cuyahoga County Hospitals, Cleveland
  Clinic, Series C, 4.25%*, 5/2/01**,
  LOC Bank of America                        8,250       8,250
Cuyahoga County Hospitals,
  University Hospital Cleveland, 4.30%*,
  5/1/01**, LOC Chase Manhattan Bank         2,960       2,960
Cuyahoga County, Continuing Care
  Facilities Revenue, 4.30%*, 5/3/01**,
  LOC Lasalle National Bank                  7,400       7,400
Cuyahoga County, EDR, Crestmont-
  Cleveland Partnership Project, 4.15%*,
  10/15/01**, LOC Bank One AMT                 360         360
Cuyahoga County, Hospital Facilities
  Revenue, Sisters Charity Health
  Systems, 4.30%*, 5/3/01**,
  LOC National City Bank                    15,000      15,000
Cuyahoga County, IDR, Allen Group
  Inc. Project, 4.30%*, 5/2/01**,
  LOC Dresdner Bank AG AMT                   2,600       2,600
Cuyahoga County, IDR, Decorp Project,
  4.40%*, 5/3/01**, LOC Bank One             1,535       1,535
Cuyahoga County, IDR, Horizon
  Activities Centers Project, 4.35%*,
  5/3/01**, LOC Firstar                      1,180       1,180
Cuyahoga County, IDR, Landerhaven
  Executive Project, 4.75%*, 5/2/01**,
  LOC Firstar                                1,895       1,895
Cuyahoga County, IDR, Progressive
  Plastics Project, 4.55%*, 5/3/01**,
  LOC Bank One AMT                           1,135       1,135
Cuyahoga County, IDR, Watt Printing
  Co. Project, 4.50%*, 5/3/01**,
  LOC National City Bank AMT                 2,620       2,620
Cuyahoga Falls, GO, BAN,
  4.88%, 9/5/01                              2,000       2,003
Cuyahoga Falls, Hospital Facilities
  Revenue, Portage Trail Care Center
  Project, 4.29%*, 5/3/01**,
  LOC Fifth Third Bank                       2,000       2,000
Cuyahoga Falls, Hospital Facilities
  Revenue, Portage Trail Care Center
  Project, 4.29%*, 5/3/01**,
  LOC Fifth Third Bank                       2,900       2,900
Darke County, GO, BAN,
  4.83%, 12/19/01                            3,375       3,384
Dayton, Series B, GO, BAN,
  4.75%, 8/30/01                             2,150       2,152
Deerfield Township, Park Land
  Acquistion Project, GO, 5.23%,           $   400    $    400
Deerfield Township, Sewer
  Improvement Project, GO,
  5.19%, 6/28/01                               576         577
Delaware, Series A, GO, BAN,
  3.45%, 3/7/02                              2,450       2,451
Deleware, GO, BAN,
  5.15%, 6/20/01                             1,145       1,145
Delhi Township, GO, BAN,
  4.68%, 10/1/01                             4,650       4,654
East Palestine City School District,
  GO, BAN, 4.59%, 10/4/01                    5,050       5,051
Elmwood Local School District, GO,
  BAN, 5.22%, 6/21/01                        3,673       3,677
Englewood, IDR, YMCA Dayton
  Project, Series A, 4.40%*, 5/3/01**,
  LOC Bank One                               4,800       4,800
Erie County, GO, BAN,
  4.63%, 11/14/01                            2,500       2,503
Euclid, GO, BAN,
  4.75%, 7/26/01                             2,860       2,862
Fairborn, EDR, 4.67%*, 5/3/01**,
  LOC Firstar                                  455         455
Fairfield City School District, GO,
  TAN, 4.90%, 10/25/01                       1,150       1,152
Fairfield County, GO, BAN,
  4.87%, 7/11/01                             2,150       2,151
Fairfield County, GO, BAN,
  5.13%, 7/24/01                             1,000       1,001
Fairfield, IDR, Prestige Display
  Project, 4.55%*, 5/2/01**,
  LOC Bank One AMT                           5,650       5,650
Fayette County, GO, BAN,
  4.80%, 7/17/01                             1,800       1,801
Franklin County Health Care Facilities
  Revenue, Heinzerling Foundation,
  4.40%*, 5/3/01**, LOC Bank One             2,200       2,200
Franklin County Health Care Facilities
  Revenue, Wexner Heritage House
  Project, 4.29%*, 5/3/01**,
  LOC Huntington National Bank               1,900       1,900
Franklin County Hospital Revenue,
  Children's Hospital Project, Series B,
  4.43%*, 5/3/01**, LOC Bank One             8,400       8,400
Franklin County, Health Care Facilities
  Revenue, 4.35%*, 5/3/01**,
  LOC National City Bank                     2,245       2,245
Franklin County, IDR, ALCO Standard
  Corp. Project, 4.30%*, 5/3/01**,
  LOC Bank of America                        1,700       1,700
Franklin County, IDR, Capitol
  South Community Redevelopment,
  3.50%*, 5/1/01**,
  LOC Huntington National Bank               5,020       5,020
Franklin County, Jacobson Stores,
  3.50%*, 5/1/01**, LOC Bank One             6,300       6,300

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                             Principal   Amortized
Security Description                          Amount       Cost

Garfield Heights City School District,
  GO, BAN, 4.76%, 9/4/01                   $ 9,450    $  9,465
Geauga County, Health Care Facilities,
  Heather Hill Inc. Project, Series B,
  4.29%*, 5/3/01**, LOC Bank One            10,025      10,025
Geauga County, IDR, Gold Key
  Processing Ltd. Project, 4.25%*,
  5/2/01**, LOC Fifth Third Bank AMT         2,860       2,860
Granville Exempted Village School
  District, GO, BAN, 3.59%, 12/6/01          4,610       4,622
Green, GO, BAN,
  4.95%, 10/25/01                              915         916
Greene County, Health Care, Friends
  Health Care Association, 4.34%*,
  5/3/01**, LOC Bank One                     3,885       3,885
Grove City Revenue, Multifamily Housing,
  Regency Arms Apartments Project,
  4.45%*, 5/3/01**, LOC FNMA AMT             6,500       6,500
Grove City, EDR, Cross Country Inns,
  Inc., 4.40%*, 5/3/01**, LOC Bank One       1,205       1,205
Grove City, GO, BAN,
  4.51%, 11/9/01                             1,840       1,841
Hamilton County Health Care Facilities
  Revenue, Ronald McDonald
  House Project, 4.30%*, 5/4/01**,
  LOC Fifth Third Bank                       3,740       3,740
Hamilton County Hospital Facilities
  Revenue, Childrens Hospital Medical
  Center, 4.31%*, 5/3/01**,
  LOC Chase Manhattan Bank                   9,600       9,600
Hamilton County Hospital Facilities
  Revenue, Health Alliance Greater
  Cincinnati, Series F, 4.25%*, 5/2/01**,
  MBIA, LOC Credit Suisse First Boston       5,050       5,050
Hamilton County Hospital Facilities
  Revenue, Health Alliance, Series A,
  4.10%*, 5/2/01**, MBIA,
  SPA Credit Suisse First Boston             2,200       2,200
Hamilton County Hospital Revenue,
  Beechwood Home Project, 4.35%*,
  5/3/01**, LOC Firstar                      3,850       3,850
Hamilton County Hospital Revenue,
  Drake Center Inc., Series A, 4.30%*,
  5/3/01**, LOC Firstar                      5,000       5,000
Hamilton County Revenue, Affordable
  Housing, Series A, 4.33%*, 5/3/01**,
  LOC Bank One                               5,000       5,000
Hamilton County Revenue, Childrens
  Hospital Medical Center, Series A,
  4.33%*, 5/3/01**, LOC PNC Bank             4,600       4,600
Hamilton County Revenue,
  Mulitfamily Housing, Pleasent Run
  Apartments Project, 4.40%*, 5/3/01**,
  LOC PNC Bank AMT                           1,700       1,700
Hamilton County Revenue,
  Multifamily Housing, Forest Ridge
  Apartment Project, 4.40%*,
  5/3/01**, LOC PNC Bank                     9,700       9,700
Hamilton County, EDR, Boys/Girls
  Club Inc. Project, 4.35%*, 5/3/01**,
  LOC PNC Bank                             $ 2,650    $  2,650
Hamilton County, EDR, Union Institute
  Project, 4.40%*, 5/3/01**,
  LOC Bank of Montreal                       2,195       2,195
Hamilton County, Hospital Facilities
  Revenue, Bethesda Hospital Inc.,
  4.05%*, 5/3/01**,
  LOC Rabobank Nederland                     9,000       9,000
Hamilton, GO, BAN,
  5.27%, 6/7/01                              1,985       1,986
Hamilton, GO, BAN,
  5.27%, 6/7/01                              1,440       1,440
Hamilton, Series I, GO, BAN,
  4.49%, 10/18/01                            1,695       1,695
Hamilton, Series V, GO, BAN,
  4.49%, 10/18/01                            1,015       1,015
Hilliard, GO, BAN,
  4.95%, 7/20/01                             1,000       1,001
Hilliard, IDR, National Sign, 4.55%*,
  5/2/01**, LOC Bank One AMT                 3,380       3,380
Huber Heights, GO, BAN,
  4.75%, 8/2/01                              1,200       1,201
Huron County, IDR, American Baler
  Project, 4.55%*, 5/3/01**,
  LOC Bank One AMT                           1,550       1,550
Lake County Local School District,
  BAN, 3.94%, 8/9/01                         1,600       1,602
Lake County, BAN,
  4.75%, 10/25/01                            1,620       1,622
Lake County, EDR, Lake County
  YMCA Project, 4.40%*, 5/3/01**,
  LOC Bank One                               2,710       2,710
Lake County, GO, BAN,
  4.75%, 10/3/01                             1,925       1,927
Lakewood, GO, BAN,
  5.00%, 5/30/01                             1,750       1,751
Lebanon, GO, BAN,
  4.96%, 7/27/01                               480         480
Liberty Community Infrastructure,
  Financing Authority, Community
  Facilities, 4.40%*, 5/3/01**,
  LOC Huntington National Bank               4,000       4,000
Lorain County, EDR, Crestmont-
  Cleveland Partnership Project,
  4.65%*, 4/15/01**, LOC Bank One              765         765
Loveland, GO, BAN,
  4.63%, 9/7/01                              2,400       2,402
Lucas County, EDR, Maumee Valley
  Country Day School Project,
  4.57%*, 5/3/01**, LOC Mid
  American National Bank AMT                 3,500       3,500
Lucas County, Health Facilities
  Revenue, Lutheran Homes Society
  Project, 4.35%*, 5/3/01**,
  LOC Bank One                               2,500       2,500

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                            Principal   Amortized
Security Description                         Amount       Cost

Lucas County, IDR, American Capital
  Properties, 4.50%*. 5/3/01**,
  LOC National City Bank AMT               $ 3,405    $  3,405
Lucas County, IDR, Bunting Bearings
  Corp. Project, 4.50%*, 5/3/01**,
  LOC National City Bank                     1,525       1,525
Lucas County, IDR, Conforming
  Matrix Corp. Project, 4.68%*, 5/3/01**,
  LOC Mid American National Bank             1,275       1,275
Mahoning County Healthcare Facilities
  Revenue, Copeland Oaks Project,
  4.33%*, 5/3/01**, LOC Bank One             3,565       3,565
Mansfield, GO, BAN,
  5.16%, 5/24/01                             3,000       3,000
Mansfiled, GO, BAN, Series B,
  4.85%, 5/24/01                             1,250       1,250
Marion County, Hospital Revenue,
  Pooled Leasing Program, 4.33%*,
  5/3/01**, LOC Bank One                     2,365       2,365
Marion County, Hospital Revenue,
  Pooled Leasing Program, 4.43%*,
  5/3/01**, LOC Bank One                     2,890       2,890
Marion County, IDR, Semco Inc.
  Project, 4.39%*, 5/3/01**,
  LOC Huntington National Bank               1,000       1,000
Massillon, GO, BAN,
  3.92%, 1/11/02                             1,350       1,355
Massillon, GO, BAN,
  4.33%, 1/11/02                             6,800       6,813
Mayfield City School District, GO,
  BAN, Series A, 4.68%, 7/3/01               1,215       1,215
Mayfield, BAN,
  4.48%, 9/20/01                             4,250       4,251
Medina County Housing Revenue,
  The Oaks at Medina Project, Series B,
  4.33%*, 5/3/01**, LOC Bank One             7,600       7,600
Medina, BAN,
  4.75%, 7/12/01                             4,100       4,102
Monroe County, Income Tax Corridor
  75, 4.40%*, 5/3/01**,
  LOC Bank of Montreal                       2,000       2,000
Montgomery County, IDR, Citywide
  Development Corp. Project, 4.55%*,
  5/3/01**, LOC Bank One AMT                 2,100       2,100
Montgomery County, IDR, Town
  Centers Ltd. Partner Project, 4.70%*,
  5/15/01**, LOC National City Bank          2,195       2,195
Montgomery, IDR, Bethesda Two Ltd.,
  4.69%*, 5/4/01**,
  LOC Huntington National Bank               2,535       2,535
Morrow County, GO, BAN,
  4.82%, 9/6/01                              3,895       3,899
New Albany, BAN,
  4.85%, 12/6/01                             2,500       2,505
Niles City School District, BAN,
  4.81%, 5/3/01                              5,887       5,887
Northern Local School District,
  BAN, 4.10%, 8/15/01                        6,549       6,557
Northwood, GO, BAN,
  5.45%, 7/26/01                           $   800    $    801
Paulding Exempted Village Schools,
  GO, BAN, 4.88%, 8/14/01                    3,669       3,674
Perrysburg, GO, BAN,
  5.05%, 8/16/01                             1,000       1,001
Perrysburg, GO, BAN,
  4.90%, 11/15/01                            1,000       1,002
Perrysburg, GO, BAN,
  4.90%, 11/15/01                            2,000       2,005
Pike County, GO, BAN,
  3.76%, 3/14/02                             3,000       3,007
Portage County, IDR, NCSP Limited
  Partnership Project, 4.55%*, 5/2/01**,
  LOC Bank One AMT                           3,400       3,400
Putnam County, BAN,
  3.30%, 10/11/01                            2,023       2,023
Reading, IDR, General Tool Co.
  Project, 4.45%*, 5/3/01**,
  LOC Bank of Montreal AMT                   3,700       3,700
Richland County, GO,
  4.85%, 5/10/01                               500         500
Richland County, GO, BAN,
  4.85%, 11/15/01                            1,300       1,303
Richland County, IDR, Mansfield
  Motel Partnership, 4.55%*, 5/3/01**,
  LOC Huntington National Bank AMT           2,850       2,850
Rickenbacker, Port Authority Revenue,
  4.40%*, 5/3/01**, LOC Bank One             2,500       2,500
Riverdale Local School District,
  GO, BAN, 4.94%, 6/7/01                     1,984       1,985
Salem Hospital Revenue, Community
  Hospital Project, 4.35%*, 5/2/01**,
  LOC PNC Bank                               2,400       2,400
Salem Hospital Revenue, Community
  Hospital Project, 4.35%*, 5/3/01**,
  LOC PNC Bank                               2,000       2,000
Scioto County Hospital Revenue,
  VHA Center, Inc., Capital Assets,
  Series B, 4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank                            1,000       1,000
Scioto County Hospital Revenue,
  VHA Center Inc., Capital Assets,
  Series C, 4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank                            5,275       5,275
Scioto County Hospital Revenue,
  VHA Center Inc., Capital Assets,
  Series D, 4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank                            2,845       2,845
Scioto County Hospital Revenue,
  VHA Center Inc., Capital Assets,
  Series E, 4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank                            3,075       3,075
Scioto County Hospital Revenue,
  VHA Center Inc., Capital Assets,
  Series G, 4.27%*, 5/2/01**, AMBAC,
  SPA Mellon Bank                            4,000       4,000

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Ohio Municipal Money Market Fund                                  April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                           Principal   Amortized
Security Description                         Amount       Cost

Seneca County Hospital Facilities
  Revenue, St. Francis Home Inc.
  Project, 4.30%*, 5/3/01**,
  LOC National City Bank                   $ 1,800    $  1,800
Seven Hills, GO, BAN,
  4.13%, 6/21/01                             1,525       1,527
Sidney City School District, BAN,
  3.92%, 8/7/01                              3,000       3,004
Southeast Local School District,
  GO, BAN, 4.75%, 8/20/01                    2,500       2,503
Springfield City School District,
  BAN, 4.83%, 8/20/01                       23,053      23,079
State Air Quality Development
  Authority Revenue, Environmental
  Mead Corp., 4.30%*, 5/1/01**,
  LOC Deutsche Bank                          1,700       1,700
State Air Quality Development
  Authority Revenue, JMG Funding
  Ltd. Partnership, Series B, 4.30%*,
  5/2/01**, LOC Societe Generale AMT         1,300       1,300
State Air Quality Development
  Authority Revenue, Pollution Control,
  PA Power Co., 4.35%*, 5/2/01**,
  LOC Bank One                               3,050       3,050
State Air Quality Development
  Authority, JMG Funding Ltd.
  Partnership, Series B, 4.30%*,
  5/2/01**, LOC Societe Generale AMT         2,900       2,900
State Air Quality Development
  Authority, Pollution Control Facilities
  Revenue, Duquesne Light Co. Project,
  Series A, 4.40%*, 5/2/01**, AMBAC,
  SPA Bank of New York                      21,500      21,500
State Air Quality Development
  Authority, Pollution Control Facilities
  Revenue, Duquesne Light Co. Project,
  Series C, 4.40%*, 5/2/01**, AMBAC,
  SPA Bank of New York                       4,655       4,655
State Air Quality Revenue, Timken
  Co., 4.30%*, 5/2/01**, LOC Bank One        3,000       3,000
State Building Authority Revenue,
  Administration Building, Series A,
  4.25%, 10/1/01, FSA                        2,695       2,707
State Enviromental Improvement
  Revenue, U.S. Steel Corp. Project,
  3.65%*, 5/1/01**, LOC PNC Bank             1,000       1,000
State Higher Education Capital
  Facilities, Series A, GO, 5.00%, 2/1/02    5,895       5,977
State Higher Education Facilities
  Revenue, Pooled Financing, 4.40%*,
  5/3/01**, LOC Fifth Third Bank             5,000       5,000
State Higher Education Facilities
  Revenue, Series II-B, 5.90%, 12/1/06       1,000       1,035
State Higher Education Revenue,
  4.40%*, 5/3/01**,
  LOC Fifth Third Bank                       2,335       2,335
State Higher Education Revenue,
  4.40%*, 5/3/01, LOC Fifth Third Bank       3,400       3,400
State Higher Education Revenue,
  4.40%*, 5/3/01**,
  LOC Fifth Third Bank                     $ 5,000    $  5,000
State Higher Education Revenue,
  Wilmington College, 4.40%*, 5/3/01**,
  LOC Fifth Third Bank                       2,445       2,445
State Highway Capital Improvements,
  Series F, GO, 4.50%, 5/1/02                3,500       3,548
State Parks and Recreation Revenue,
  Capital Facilities, Series II-A,
  3.50%, 12/1/01                             1,025       1,026
State University General Receipts,
  Series B, 4.00%*, 5/2/01**                 5,300       5,300
State University, Series B2, 4.25%*,
  5/2/01**, Ohio State University            7,400       7,400
State Water Development Authority
  Revenue, Series A, 4.40%*, 5/3/01**,
  LOC National City Bank                     7,100       7,100
State Water Development Authority,
  Mead Corp. Revenue, 4.30%*,
  5/1/01**, LOC Bank of America              1,200       1,200
State Water Development Authority,
  PA Power Co. Project, 4.35%*,
  5/2/01**, LOC Bank One                     5,800       5,800
State Water Development Authority,
  Pollution Control Facilities Revenue,
  Duquesne Light Co., Series A,
  4.40%*, 5/2/01**, AMBAC,
  SPA Bank of New York                      25,700      25,701
State Water Development Authority,
  Pollution Control Facilities Revenue,
  Duquesne Light Co., Series B,
  4.35%*, 5/2/01**, AMBAC,
  SPA Bank of New York                       5,000       5,000
State Water Development Authority,
  Timken Co. Project, 4.35%*, 5/2/01**,
  LOC Wachovia Bank                         13,500      13,500
State, EDR, YMCA, 4.40%*, 5/3/01**,
  LOC Bank One                               4,130       4,130
Summit County Hospital, Cuyahoga
  Falls General Hospital, Series B,
  4.35%*, 5/3/01**, LOC Bank One             2,075       2,075
Summit County Port Authority, ASC
  Industries Inc. Project, 4.55%*,
  5/2/01**, LOC Bank One                     3,410       3,410
Summit County, IDR, Atlas Steel
  Project, 4.50%*, 5/3/01**,
  LOC National City Bank AMT                 3,350       3,350
Summit County, IDR, Delco Corp.
  Project, 4.50%*, 5/3/01**,
  LOC National City Bank AMT                 1,195       1,195
Summit County, IDR, Fiocca Inc.
  Project, 4.40%*, 5/3/01**,
  LOC Fifth Third Bank AMT                   2,095       2,095
Summit County, IDR, GO-JO
  Industries Inc, Project, 4.40%*,
  5/3/01**, LOC Bank One                     1,600       1,600

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                            Principal   Amortized
Security Description                         Amount       Cost

Summit County, IDR, Rogers Industrial
  Products Project, 4.85%*, 5/1/01**,
  LOC Fifth Third Bank AMT                 $   865    $    865
Summit County, IDR, SSP Fittings
  Corp. Project, 4.40%*, 5/3/01**,
  LOC Bank One                               1,415       1,415
Summit County, IDR, Summit Plastic
  Co. Project, 4.50%*, 5/3/01**,
  LOC National City Bank AMT                 2,250       2,250
Summit County, IDR, VMS
  Development Project, 4.55%*,
  5/3/01**, LOC Bank One AMT                 2,815       2,815
Swanton Local School District, GO,
  BAN, 3.88%, 9/19/01                        4,000       4,006
Swanton Local School District, GO,
  BAN, 4.80%, 9/19/01                       10,000      10,015
Tallmadge, GO,
  4.70%, 8/9/01                              2,270       2,271
Tiffin Central School District, GO,
  BAN, 4.69%, 6/14/01                        1,000       1,001
Tipp City Exempted Village School
  District, GO, BAN, 3.75%, 7/3/01          10,000      10,010
Toledo, IDR, Lucas County Port
  Authority, Frostbite Brands Inc.
  Project, 4.65%*, 5/3/01**,
  LOC Old Kent                               2,495       2,495
Toledo, Lucas County, 4.35%*,
  5/3/01**, LOC Wells Fargo Bank             2,800       2,800
Tri Village Local School District, GO,
  BAN, 5.06%, 6/28/01                        2,850       2,853
Tri-County North Local School
  District, GO, BAN, 4.97%, 7/19/01          1,255       1,256
Trumbull County, IDR, Niles Expanded
  Metal Project, 4.55%*, 5/3/01**,
  LOC Bank One                               2,500       2,500
Trumbull County, IDR, UTD Steel
  Services Inc. Project, 4.55%*,
  5/3/01**, LOC Bank One                     1,770       1,770
Trumbull County Health Care
  Facilities Revenue, 4.35%*,
  5/3/01**, LOC National City Bank           3,750       3,750
Trumbull County, IDR, 4.55%*,
  5/3/01**, LOC Bank One                     3,875       3,875
Trumbull County, IDR, Eliwood
  Engineered Casting, 4.50%*,
  5/3/01**, LOC Mellon Bank                  7,000       7,000
Twinsburg, IDR, United Stationers
  Supply Co, 4.50%*, 5/1/01**,
  LOC PNC Bank AMT                           1,600       1,600
Union County, GO,
  5.21%, 6/14/01                             2,100       2,101
Van Wert, 4.55%*, 5/3/01**,
  LOC Bank One AMT                           2,100       2,100
Warren County, EDR, Ralph J. Stolle
  Countryside, 4.30%*, 5/4/01**,
  LOC Fifth Third Bank                       1,000       1,000
Warren County, IDR, Lindsey Steel
  Processing, 4.40%*, 5/3/01**,
  LOC Firstar AMT                          $ 2,800    $  2,800
Warren County, IDR, Pac
  Manufacturing Project, 4.60%*,
  5/1/01**, LOC US Bank                      4,750       4,750
Waterloo Local School District, GO,
  BAN, 5.13%, 6/20/01                        5,950       5,955
Waterville, GO, BAN,
  3.50%, 3/7/02                              1,825       1,825
Wayne County, Health Care Facilities
  Revenue, West View Manor Project,
  4.34%*, 5/3/01**,
  LOC Fifth Third Bank                       4,710       4,710
Wayne Trace Local School District,
  GO, BAN, 4.25%, 8/8/01                     5,672       5,682
Weathersfield Local School District,
  BAN, 4.55%, 8/30/01                        2,000       2,006
West Chester Township, Issue II, GO,
  BAN, 3.57%, 4/9/02                         1,000       1,002
West Clermont Local School District,
  GO, BAN, 4.20%, 10/25/01                   1,100       1,104
Westerville, EDR, American Ceramic
  Society, 4.49%*, 5/3/01**,
  LOC National City Bank                     1,830       1,830
Westlake, IDR, Logan Westlake
  Project, 4.40%*, 5/3/01**,
  LOC Fifth Third Bank                       1,510       1,510
Williams County, IDR, Letts Industries
  Inc. Project, 4.45%*, 5/3/01**,
  LOC Bank One                               1,985       1,985
Wood County Revenue, Facilities
  Improvements-Young Men,
  4.52%*, 5/3/01**, LOC Mid American
  National Bank                              4,270       4,270
Wood County, EDR, Cast Masters Inc.
  Acquisition, 4.52%*, 5/3/01**,
  LOC National City Bank AMT                 2,080       2,080
Wood County, EDR, Hammill
  Manufacturing Co. Project,
  4.62%*, 5/3/01**,
  LOC Mid American Bank AMT                  2,000       2,000
Wood County, EDR, Hammill
  Manufacturing Co. Project,
  4.62%*, 6/1/01**,
  LOC Mid American Bank AMT                  1,110       1,110
Wood County, EDR, Precision
  Aggregate II, 4.68%*, 5/3/01**,
  LOC Mid American National
  Bank AMT                                   2,245       2,245
Wood County, EDR, Toledo Electrical,
  4.57%*, 5/3/01**,
  LOC Mid American National Bank             1,960       1,960
Wood County, IDR, Aluminite Ohio
  Inc. Project, 4.68%*, 5/3/01**,
  LOC Mid American National Bank             1,625       1,625

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Ohio Municipal Money Market Fund                                  April 30, 2001
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                            Shares or   Amortized
                                            Principal   Cost/Market
Security Description                         Amount       Value

Wood County, IDR, Principle Bus
  Project, Series A, 4.45%*, 5/3/01**,
  LOC Fifth Third Bank AMT                 $ 2,495    $  2,495
Woodlawn, EDR, Goodwill Industrial
  Project, 4.35%*, 5/3/01**,
  LOC Firstar                                6,000       6,000
Woodlawn, IDR, Southland Properties
  LLP Project, 4.45%*, 5/3/01**,
  LOC Bank of Montreal AMT                   1,680       1,680

Total Ohio Municipal Bonds (Amortized Cost $904,609)   904,609

  Investment Companies (0.1%)

Federated Ohio Municipal
  Cash Trust Fund                          693,464         693

Total Investment Companies
  (Cost $693)                                              693

Total Investments
  (Amortized Cost $905,302) (a) -- 99.5%               905,302

Other assets in excess of liabilities -- 0.5%            4,198

TOTAL NET ASSETS -- 100.0%                            $909,500

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2001.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT   -- Alternative Minimum Tax Payer

BAN   -- Bond Anticipation Note

EDR   -- Economic Development Revenue

FNMA  -- Federal National Mortage Association

GO    -- General Obligation

IDR   -- Industrial Development Revenue

LOC   -- Letter of Credit

MBIA  -- Municipal Bond Insurance Association

SPA   -- Standby Purchase Agreement

TAN   -- Tax Anticipation Note

                     See notes to financial statements.


                                            Statements of Assets and Liabilities
The Victory Portfolios                                            April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                     (Unaudited)


                                                      Tax-Free             Ohio Municipal
                                                     Money Market           Money Market
                                                        Fund                   Fund

ASSETS:
Investments, at amortized cost                       $755,465              $905,302
Cash                                                       --                     9
Interest receivable                                     5,176                 7,263
Prepaid expenses and other assets                          19                    18

         Total Assets                                 760,660               912,592

LIABILITIES:
Distributions payable                                   2,056                 2,426
Accrued expenses and other payables
     Investment advisory fees                             226                   393
     Administration fees                                   16                    18
     Custodian fees                                        15                    18
     Accounting Fees                                        1                     1
     Transfer agent fees                                   18                    30
     Shareholder service fees                             109                   173
     Other                                                 24                    33

         Total Liabilities                              2,465                 3,092

NET ASSETS:
Capital                                               758,300               909,500
Undistributed net investment income                        --                     5
Accumulated undistributed net realized gains
  (losses) from investment transactions                  (105)                   (5)

         Net Assets                                  $758,195              $909,500

Outstanding units of beneficial interest (shares)     758,298               909,496

Net asset value
     Offering and redemption price per share         $   1.00              $   1.00


                      See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                               (Unaudited)


                                                               Tax-Free            Ohio Municipal
                                                              Money Market          Money Market
                                                                Fund                    Fund
Investment Income:
Interest income                                               $13,430              $18,547
Dividend income                                                   617                   93

     Total Income                                              14,047               18,640

Expenses:
Investment advisory fees                                        1,261                2,359
Administration fees                                               464                  576
Shareholder service fees                                          901                1,180
Accounting fees                                                    51                   58
Custodian fees                                                     74                   92
Legal and audit fees                                               25                   33
Trustees' fees and expenses                                        10                   13
Transfer agent fees                                                23                   37
Registration and filing fees                                        7                    7
Printing fees                                                      14                   16
Other                                                               6                    8

     Total Expenses                                             2,836                4,379

Net Investment Income                                          11,211               14,261

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions           (3)                  --

Change in net assets resulting from operations                $11,208              $14,261


                     See notes to financial statements.


The Victory Portfolios                       Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                           Tax-Free                    Ohio Municipal
                                                                       Money Market Fund                Money Market

                                                                     Six                             Six
                                                                   Months           Year           Months           Year
                                                                    Ended           Ended           Ended           Ended
                                                                  April 30,      October 31,      April 30,      October 31,
                                                                    2001            2000            2001            2000

                                                                  (Unaudited)                     (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                        $  11,211     $    23,950       $  14,261      $    31,230
     Net realized gains (losses) from investment transactions            (3)            (71)             --               --

Change in net assets resulting from operations                       11,208          23,879          14,261           31,230

Distributions to Shareholders:
     From net investment income                                     (11,211)        (23,950)        (14,261)         (31,230)

Change in net assets from distributions to shareholders             (11,211)        (23,950)        (14,261)         (31,230)

Capital Transactions:
     Proceeds from shares issued                                    952,590       1,794,580         941,132        2,094,648
     Dividends reinvested                                             8,476          17,484          11,858           24,631
     Cost of shares redeemed                                       (878,192)     (1,834,302)       (927,859)      (2,169,654)

Change in net assets from capital transactions                       82,874         (22,238)         25,131          (50,375)

Change in net assets                                                 82,871         (22,309)         25,131          (50,375)

Net Assets:
     Beginning of period                                            675,324         697,633         884,369          934,744

     End of period                                                $ 758,195     $   675,324       $ 909,500      $   884,369

Share Transactions:
     Issued                                                         952,590       1,794,580         941,132        2,094,648
     Reinvested                                                       8,476          17,484          11,858           24,631
     Redeemed                                                      (878,192)     (1,834,302)       (927,859)      (2,169,654)

Change in Shares                                                     82,874         (22,238)         25,131          (50,375)


                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          Tax-Free Money Market Fund

                                              Six
                                             Months           Year          Year           Year           Year           Year
                                              Ended           Ended         Ended          Ended          Ended          Ended
                                            April 30,      October 31,    October 31,   October 31,    October 31,    October 31,
                                              2001            2000          1999           1998           1997           1996

                                           (Unaudited)

Net Asset Value, Beginning of Period       $  1.000        $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities:
     Net investment income                    0.015           0.033          0.025         0.029          0.030          0.030

Distributions
     Net investment income                   (0.015)         (0.033)        (0.025)       (0.029)        (0.030)        (0.030)

Net Asset Value, End of Period             $  1.000        $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                  1.56%<F2>        3.38%          2.55%         2.91%          3.07%          3.04%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $758,195        $675,324       $697,633      $465,528       $412,224       $344,796
Ratio of expenses to
  average net assets                           0.79%<F3>       0.80%          0.79%         0.80%          0.73%          0.78%
Ratio of net investment income
  to average net assets                        3.11%<F3>       3.32%          2.51%         2.88%          3.03%          2.97%
Ratio of expenses to
  average net assets<F1>                       <F4>            <F4>            <F4>         <F4>           0.74%          0.80%
Ratio of net investment income
  to average net assets<F1>                    <F4>            <F4>            <F4>         <F4>           3.02%          2.95%


<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2>  Not annualized.

<F3>  Annualized.

<F4>  There were no voluntary fee reductions during the period.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                       Ohio Municipal Money Market Fund

                                             Six
                                            Months           Year            Year           Year           Year           Year
                                             Ended          Ended           Ended          Ended          Ended          Ended
                                           April 30,       October 31,    October 31,    October 31,    October 31,    October 31,
                                             2001            2000            1999           1998           1997           1996

                                           (Unaudited)

Net Asset Value, Beginning of Period       $  1.000        $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities:
     Net investment income                    0.015           0.032          0.025         0.029          0.030          0.030

Distributions
     Net investment income                   (0.015)         (0.032)        (0.025)       (0.029)        (0.030)        (0.030)

Net Asset Value, End of Period             $  1.000        $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                   1.51%<F2>       3.27%          2.49%         2.94%          3.01%          3.11%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $909,500        $884,369       $934,744      $751,543       $650,978       $561,131
Ratio of expenses to
  average net assets                           0.93%<F3>       0.87%          0.82%         0.80%          0.75%          0.67%
Ratio of net investment income
  to average net assets                        3.02%<F3>       3.22%          2.45%         2.90%          2.97%          3.03%
Ratio of expenses to
  average net assets<F1>                       <F4>            0.93%          0.93%         0.94%          0.94%          0.97%
Ratio of net investment income
  to average net assets<F1>                    <F4>            3.16%          2.34%         2.76%          2.78%          2.73%


<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2>  Not annualized.

<F3>  Annualized.

<F4>There were no voluntary fee reductions during the period.



                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Limited Term Income Fund                                         April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                             Principal    Market
Security Description                          Amount       Value

  Asset Backed Securities (11.9%)

CIT Equipment Collateral,
  Series 2001-1, Class A3,
  5.23%, 10/24/04                           $  460    $    463
Copelco Capital Funding Corp.
  Series 2000-A, Class A3,
  7.12%, 8/18/03                               300         306
Fleetwood Credit Corp. Grantor Trust,
  Series 1994-B, Class A,
  6.75%, 3/15/10                             1,454       1,477
Fleetwood Credit Corp. Grantor Trust,
  Series 1997-A, Class A,
  6.64%, 9/15/12                               647         653
Ford Credit Auto Owner Trust,
  Series 2001-B, Class A5,
  5.36%, 6/15/05                               740         742
Honda Auto Receivables Owner Trust,
  Series 2001-1, Class A4,
  5.56%, 6/19/06                               700         706

Total Asset Backed Securities (Cost $4,319)              4,347

  Collateralized Mortgage Obligations (2.3%)

American Housing Trust,
  Series VIII, Class K,
  9.00%, 1/25/21                               824         859

Total Collateralized Mortgage Obligations (Cost $875)      859

  Commercial Paper (3.2%)

General Electric Credit Corp.,
  4.66%, 5/1/01                              1,160       1,160

Total Commercial Paper (Cost $1,160)                     1,160

  Corporate Bonds (19.5%)

Automobiles (0.8%):
General Motors Acceptance Corp,
  5.80%, 3/12/03                               300         302

Consumer Products (2.8%):
Unilever Capital Corp.,
  6.75, 11/1/03                              1,000       1,034

Financial Services (7.8%):
CIT Group, Inc.,
  7.50%, 11/14/03                              495         515
Heller Financial, Inc.,
  6.44%, 10/6/02                               700         709
Heller Financial, Inc.,
  6.40%, 1/15/03                               370         375
Household Finance Corp.,
  6.88%, 3/1/03                                700         716
Merrill Lynch,
  7.18%, 2/11/03, MTN                           90          93
Morgan Stanley Dean Witter
  6.10% 4/15/06                                350         349
Salomon, Inc.,
  6.75%, 2/15/03                                95          97

                                                         2,854

Insurance (1.4%):
American General Finance,
  7.45%, 1/15/05, MTN                          485         513

Oil-Integrated Companies (2.8%):
Atlantic Richfield,
  5.55%, 4/15/03                               620         629
Conoco, Inc.,
  5.90%, 4/15/04                               400         406

                                                         1,035

Software & Computer Services (2.8%):
Sun Microsystems, Inc.,
  7.00%, 8/15/02                             1,000       1,013

Telecommunications (1.1%):
WorldCom, Inc.,
  7.88%, 5/15/03                               385         395

Total Corporate Bonds (Cost $6,943)                      7,146

  U.S. Government Agencies (30.9%)

Federal Farm Credit Bank (0.8%):
6.63%, 2/1/02                                  300         305

Federal Home Loan Bank (14.0%):
7.13%, 5/22/01                               1,200       1,202
6.00%, 11/15/01                                840         847
5.13%, 9/15/03                               2,145       2,158
5.38%, 1/5/04                                  900         910

                                                         5,117

Federal Home Loan
  Mortgage Corp. (7.3%):
5.00%, 1/15/04                               2,673       2,676

Federal National Mortgage
  Association (7.9%):
6.54%, 2/1/02                                  400         407
7.55%, 4/22/02                                 465         479
5.00%, 2/14/03                               2,000       2,012

                                                         2,898

U.S. Government Loan Trust (0.9%):
U.S. Government Loan Trust -- Israel,
  Series 1-B, 8.50%, 4/1/06                    305         332

Total U.S. Government Agencies (Cost $11,172)           11,328

  U.S. Government Mortgage Backed (5.7%)

Federal Home Loan
  Mortgage Corp. (0.6%):
9.50%, 12/1/01                                 122         123
6.00%, 2/1/13                                   72          72
7.50%, 3/1/29                                   33          34

                                                           229

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Limited Term Income Fund                                         April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                             Principal    Market
Security Description                          Amount       Value

Federal National Mortgage
  Association (4.7%):
10.00%, 11/1/13                             $  367     $   393
11.00%, 11/1/13                                261         285
8.50%, 11/1/17                                  12          13
8.50%, 8/1/19                                   70          73
8.00%, 11/1/19                                  71          74
9.50%, 10/1/21                                 333         360
7.00%, 10/1/26                                  27          27
7.00%, 6/1/28                                    9           9
8.00%, 2/1/30                                   20          21
8.50%, 4/1/31                                  436         456

                                                         1,711

Government National
  Mortgage Assoc. (0.4%):
9.00%, 11/15/17                                102         109
7.00%, 12/15/23                                 52          53

                                                           162

Total U.S. Government Mortgage Backed (Cost $2,075)      2,102

U.S. Treasury Obligations (25.3%)

U.S. Treasury Notes (25.3%):
6.38%, 8/15/02                              $4,062     $ 4,173
5.75%, 4/30/03                               2,174       2,232
5.88%, 2/15/04                               1,000       1,034
5.88%, 11/15/04                              1,101       1,141
5.75 %, 11/15/05                               650         672

Total U.S. Treasury Obligations (Cost $9,143)            9,252

Total Investments (Cost $35,687) (a) -- 98.8%           36,194

Other assets in excess of liabilities -- 1.2%              447

TOTAL NET ASSETS -- 100.0%                             $36,641

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                              $550
    Unrealized depreciation                               (43)
    Net unrealized appreciation                          $507

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Intermediate Income Fund                                         April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

  Asset Backed Securities (9.1%)

Chase Credit Card Master Trust, Series
  1999-3, Class B, 6.95% 1/15/07           $ 1,075    $  1,119
CIT Equipment Collateral, Series
  2000-2, Class A4, 6.93%, 7/20/11             970       1,008
CIT Equipment Collateral, Series
  2001-1, Class A3, 5.23%, 10/24/04          2,260       2,276
Copelco Capital Funding Corp. Series
  2000-A, Class A3, 7.12%, 8/18/03             940         958
Daimler Chrysler Auto Trust, Series
  2000-C, Class A3, 6.82%, 9/6/04            1,611       1,660
Discover Card Master Trust, Series
  1999-1, Class A, 5.30%, 8/15/04            1,140       1,148
Discover Card Master Trust, Series
  1999-2, Class A, 5.90%, 10/15/04           2,200       2,228
Ford Credit Auto Owner Trust, Series
  2001-B, Class A5, 5.36%, 6/15/05           3,410       3,420
Honda Auto Receivables Owner Trust,
  Series 2001-1, Class A4,
  5.56%, 6/19/06                               758         764
LB Commercial Conduit Mortgage
  Trust, Series 1999-C1, Class A1,
  6.41%, 8/15/07                               985       1,006
MBNA Master Credit Card Trust, Series
  1999-M, Class A, 6.60%, 4/16/07            1,380       1,430
Residential Asset Securities Corp.,
  Series 1999-KS3, Class A4,
  7.38%, 12/25/25                            1,200       1,240

Total Asset Backed Securities (Cost $17,954)            18,257

  Commercial Paper (2.3%)

General Electric Credit Corp.,
  4.66%, 5/1/01                              4,685       4,685

Total Commercial Paper (Cost $4,685)                     4,685

  Corporate Bonds (49.1%)

Aerospace/Defense (0.6%):
Raytheon Co., 6.75%, 8/15/07                 1,190       1,176

Automotive Parts (0.4%):
TRW, Inc., 6.63%, 6/1/04                       770         766

Banks (3.8%):
Bank of America Corp., 7.80%, 2/15/10        2,150       2,288
Bank One Corp., 6.50%, 2/1/06                2,055       2,088
Inter-American Development Bank,
  5.38%, 1/18/06                             3,240       3,239

                                                         7,615

Beverages (0.6%):
Anheuser Busch, 6.00%, 4/15/11               1,230       1,207

Brokerage Services (0.7%):
Goldman Sachs Group, 6.88%, 1/15/11          1,340       1,331

Chemicals -- General (1.4%):
Dow Chemical Co., 7.00%, 8/15/05               930         969
Rohm & Haas Co, 7.40%, 7/15/09               1,835       1,915

                                                         2,884

Computers & Peripherals (0.4%):
Sun Microsystems, Inc., 7.35%, 8/15/04         870         893

Electronic & Electrical --
  General (0.6%):
Texas Instruments, Inc., 7.00%, 8/15/04      1,230       1,272

Financial Services (9.3%):
Boeing Capital Corp., 7.10%, 9/27/05         1,220       1,283
CIT Group, Inc., 7.50%, 11/14/03             2,340       2,434
Citigroup, Inc., 6.75%, 12/1/05                380         394
Citigroup, Inc., 6.50%, 1/18/11              1,800       1,789
Ford Motor Credit Co., 6.13%, 4/28/03          815         825
Ford Motor Credit Co., 7.24%, 2/15/04        1,500       1,547
Ford Motor Credit Co., 7.38%, 2/1/11         1,920       1,943
General Motors Acceptance Corp.,
  5.80%, 3/12/03                               930         935
Heller Financial, Inc., 6.40%, 1/15/03         750         760
Heller Financial, Inc., 7.88%, 5/15/03         655         683
Household Finance Corp.,
  7.88%, 3/1/07                              1,125       1,203
John Deere BV, 5.88%, 4/6/06                   750         739
Merrill Lynch, 7.18%, 2/11/03, MTN             240         248
Morgan Stanley Dean Witter & Co.,
  6.10%, 4/15/06                             1,135       1,131
Morgan Stanley Group, Inc.,
  6.88%, 3/1/07                              1,270       1,302
Wells Fargo Financial, Inc.,
  6.13%, 2/15/06                             1,640       1,655

                                                        18,871

Food Products (1.1%):
Kellogg Co., 6.60%, 4/1/11 (b)               2,247       2,209

Insurance (0.6%):
American General Finance,
  7.45%, 1/15/05, MTN                          565         598
Liberty Mutual Insurance Co.,
  8.20%, 5/4/07 (b)                            630         644

                                                         1,242

Insurance -- Life (0.9%):
AmerUs Group Co., 6.95%, 6/15/05             1,880       1,838

Manufacturing -- Miscellaneous (1.0%):
Honeywell International, Inc.,
  6.88%, 10/3/05                               588         613
Tyco International Group,
  6.88%, 9/5/02                              1,330       1,354

                                                         1,967

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Intermediate Income Fund                                         April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                          Principal    Market
Security Description                        Amount       Value

Media (4.3%):
TCI Communications Corp.,
  6.38%, 1/5/03                            $ 3,828    $  3,870
Time Warner, Inc., 8.11%, 8/15/06            2,505       2,699
Viacom, Inc., 7.70%, 7/30/10                 1,843       1,957

                                                         8,526

Oil & Gas Exploration,
  Production & Services (2.2%):
Union Oil Co. of California,
  7.20%, 5/15/05                             2,230       2,322
Union Pacific Resources Group, Inc.,
  7.00%, 10/15/06                            1,935       1,988

                                                         4,310

Oil-Integrated Companies (1.2%):
Coastal Corp., 7.75%, 6/15/10                2,280       2,383

Paper & Forest Products (2.3%):
Abitibi Consolidated, Inc.,
  8.55%, 8/1/10                              1,590       1,664
International Paper Co.,
  8.13%, 7/8/05                              2,740       2,893

                                                         4,557

Pharmaceuticals (1.2%):
American Home Products Corp.,
  6.70%, 3/15/11 (b)                         2,355       2,304

Pipelines (0.6%):
Kinder Morgan Energy Partners, LP,
  8.00%, 3/15/05                             1,045       1,108

Railroads (1.1%):
Norfolk Southern Corp., 7.35%, 5/15/07       2,128       2,208

Retail -- Specialty Stores (1.1%):
Lowes Cos., Inc., 8.25%, 6/1/10              1,952       2,136

Retail -- Department Stores (1.7%):
Albertson's, Inc., 6.55% 8/1/04              1,480       1,483
Albertson's, Inc., 7.50% 2/15/11               960         974
May Department Stores Co.,
  7.90%, 10/15/07                              930       1,002

                                                         3,459

Telecommunications (6.5%):
British Telecom PLC, 7.63%, 12/15/05         3,064       3,182
GTE Corp., 6.36%, 4/15/06                    2,503       2,516
SBC Communications, Inc.,
  6.25%, 3/15/11                             1,050       1,024
Southwestern Bell Telephone,
  6.38% 11/15/07                             1,080       1,077
Sprint Capital Corp., 5.70%, 11/15/03        2,390       2,361
WorldCom, Inc., 7.88%, 5/15/03               1,520       1,560
WorldCom, Inc., 8.25%, 5/15/10               1,152       1,184

                                                        12,904

Telecommunications -- Cellular (1.2%):
AT&T Wireless Services, Inc.,
  7.88%, 3/1/11 (b)                          2,333       2,342

Telecommunications -- Equipment (0.3%):
Motorola, Inc., 7.63%, 11/15/10            $   532    $    506

Utilities -- Electric (4.0%):
D.R. Investments, 7.10%, 5/15/02 (b)         2,750       2,798
Duke Energy Corp., 7.38%, 3/1/10             1,720       1,793
Progress Energy, Inc, 7.10%, 3/1/11          1,563       1,577
Progress Energy, Inc., 6.55%, 3/1/04           475         484
Wisconsin Energy, 5.88%, 4/1/06              1,400       1,379

                                                         8,031

Total Corporate Bonds (Cost $97,253)                    98,045

  U.S. Government Agencies (23.6%)

Business Services (0.3%):
United Mexican States, 9.88%, 2/1/10           475         511

Federal Home Loan Bank (2.5%):
4.50%, 4/25/03                               1,642       1,636
4.88%, 4/16/04                               3,285       3,269

                                                         4,905

Federal Home Loan
  Mortgage Corp. (4.9%):
5.00%, 1/15/04                               9,758       9,770

Federal National Mortgage
  Association (15.3%):
5.78%, 5/7/04                                3,050       3,114
7.30%, 7/19/05                               3,230       3,335
5.50%, 2/15/06                              18,179      18,233
6.63%, 10/15/07                              3,220       3,382
5.75%, 2/15/08                               1,610       1,609
6.63%, 11/15/10                              1,040       1,081

                                                        30,754

Small Business Administration (0.6%):
Small Business Administration
  Participation Certificates, Series
  1999-20D, Class 1, 6.15%, 4/1/19           1,319       1,300

Total U.S. Government Agencies (Cost $46,703)           47,240

  U.S. Government Mortgage Backed (5.6%)

Federal Home Loan Mortgage
  Corp. (0.6%):
6.00%, 2/1/13-1/1/29                           843         829
6.50%, 1/1/29                                  156         155
7.00%, 10/1/28                                  16          16
7.50%, 4/1/28-3/1/29                           200         204

                                                         1,204

Federal National Mortgage
  Association (4.1%):
6.00%, 12/1/28                                  32          31
6.50%, 7/1/28-9/1/28                            65          65
7.00%, 10/1/26                                 144         146
7.50%, 11/1/27-1/1/30                        2,878       2,949
8.00%, 11/1/19-2/1/30                          721         748
8.50%, 8/1/19-4/1/31                         1,413       1,478

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Intermediate Income Fund                                         April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

9.50%, 10/1/21                             $   643     $   695
10.00%, 11/1/13                              1,141       1,225
10.50%, 11/1/13                                353         382
11.00%, 11/1/13                                500         546

                                                         8,265

Government National Mortgage
  Assoc. (0.9%):
6.50%, 7/15/28                                  65          64
7.00%, 9/15/23-12/15/25                        459         467
7.50%, 12/15/27-4/15/29                        200         206
8.50%, 12/15/17                                658         695
9.00%, 11/15/17                                317         338

                                                         1,770

Total U.S. Government Mortgage Backed (Cost $11,087)    11,239

  U.S. Treasury Obligations (10.2%)

U.S. Treasury Notes (10.2%):
6.38%, 8/15/02                               7,193       7,390
5.75%, 4/30/03                               3,447       3,539
5.75%, 11/15/05                              4,016       4,155
7.00%, 7/15/06                               2,224       2,425
6.63%, 5/15/07                                 990       1,067
5.00%, 2/15/11                               1,852       1,805

Total U.S. Treasury Obligations (Cost $20,505)          20,381

Total Investments (Cost $198,187) (a) -- 99.9%         199,847

Other assets in excess of liabilities -- 0.1%              219

TOTAL NET ASSETS -- 100.0%                            $200,066

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $2,618
    Unrealized depreciation                              (958)
    Net unrealized appreciation                        $1,660

(b) 144a security which is restricted as to resale to institutional investors.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Fund for Income                                                  April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

  Collateralized Mortgage Obligations (19.5%)

Government National
  Mortgage Assoc. (19.5%):
Government National Mortgage Assoc.,
  Series 1996-21, Class J,
  7.00%, 7/16/13                           $ 2,147    $  2,157
Government National Mortgage Assoc.,
  Series 1999-22, Class VB,
  7.00%, 11/20/14                            3,000       2,997
Government National Mortgage Assoc.,
  Series 1999-47, Class VD,
  8.00%, 12/20/14                            4,000       4,175
Government National Mortgage Assoc.,
  Series 1998-19, Class DB,
  8.50%, 6/20/16                               805         818
Government National Mortgage Assoc.,
  Series 1997-18, Class HA,
  9.50%, 7/20/21                               438         454
Government National Mortgage Assoc.,
  Series 1997-20, Class B,
  9.50%, 8/20/21                               723         749
Government National Mortgage Assoc.,
  Series 1998-4, Class P,
  9.00%, 3/20/22                             1,112       1,177
Government National Mortgage Assoc.,
  Series 1998-13, Class DB,
  9.00%, 4/20/22                               967       1,018
Government National Mortgage Assoc.,
  Series 1998-12, Class GA,
  9.00%, 12/20/23                            1,486       1,564
Government National Mortgage Assoc.,
  Series 1998-25, Class AP,
  8.50%, 2/20/24                               714         757
Government National Mortgage Assoc.,
  Series, 1995-4, Class CQ,
  8.00%, 6/20/25                               223         232
Government National Mortgage Assoc.,
  Series 1996-9, Class PE,
  7.00%, 10/20/25                            3,261       3,252
Government National Mortgage Assoc.,
  Series 1998-9, Class P,
  9.00%. 12/20/25                              461         485
Government National Mortgage Assoc.,
  Series 1999-24, Class D,
  7.00%, 7/20/26                             2,480       2,496
Government National Mortgage Assoc.,
  Series 2000-6, Class BC,
  8.00%, 9/20/26                             5,000       5,222
Government National Mortgage Assoc.,
  Series 2000-13, Class HA,
  8.00%, 10/16/26                            5,080       5,326
Government National Mortgage Assoc.,
  Series 1997-2, Class E,
  7.50%, 2/20/27                               735         752
Government National Mortgage Assoc.,
  Series 2000-24, Class AE,
  7.50%, 8/20/27                             5,000       5,103
Government National Mortgage Assoc.,
  Series 2000-5, Class PC,
  7.50%, 11/16/27                          $ 5,000    $  5,222
Government National Mortgage Assoc.,
  Series 1999-6, Class AB,
  8.00%, 3/16/28                             2,316       2,406
Government National Mortgage Assoc.,
  Series 2001-15, Series GK,
  8.50%, 10/20/29                            6,000       6,344
Government National Mortgage Assoc.,
  Series 2000-26, Class ZY,
  7.50%, 1/20/30                             3,134       3,143
Government National Mortgage Assoc.,
  Series 2001-7, Class AD,
  8.50%, 3/20/31                             3,985       4,213

Total Collateralized Mortgage Obligations (Cost $58,882)60,062

  U.S. Government Mortgage Backed (70.4%)

Government National
  Mortgage Assoc. (70.4%):
6.50%, 11/15/23-4/15/29                     40,594      40,350
6.63%, 1/15/27                               2,906       2,892
7.00%, 9/15/16-6/15/29                      42,235      42,780
7.25%, 4/15/36                               1,527       1,550
7.40%, 1/15/21                                 894         920
7.50%, 8/15/10-5/30/31                      39,352      40,480
7.60%, 2/20/22                               1,010       1,033
7.75%, 8/15/29-11/15/38                      8,253       8,588
7.88%, 7/15/21                               4,281       4,512
7.95%, 5/31/31                                 479         507
8.00%, 7/15/02-3/15/35                      25,989      27,207
8.13%, 7/15/38                               3,460       3,643
8.25%, 12/20/19-10/15/34                    11,552      12,134
8.34%, 6/15/35                               4,813       5,124
8.50%, 3/15/05-4/30/31                       8,084       8,488
8.60%, 6/29/31                                 595         657
8.62%, 5/15/35                               1,074       1,163
8.75%, 3/20/17-4/15/22                       2,801       2,980
8.85%, 12/15/18                                383         408
9.00%, 9/15/06-6/20/30                       8,326       8,814
9.50%, 10/15/02-6/15/21                      1,215       1,335
10.00%, 5/15/12-8/15/25                        904       1,009
10.50%, 2/15/16                                  7           8

Total U.S. Government Mortgage Backed
  (Cost $214,219)                                      216,582

  U.S. Treasury Obligations (10.6%)

U.S. Treasury Bill (2.8%):
3.67%, 5/17/01                               8,595       8,579

U.S. Treasury Bonds (7.1%):
9.38%, 2/15/06                               3,000       3,558
7.79%, 11/15/07                              2,000       2,100
8.75%, 11/15/08                             10,520      11,529
12.00%, 8/15/13                              1,000       1,396
11.75%, 11/15/14                             2,250       3,221

                                                        21,804

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
Fund for Income                                                 April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                         Shares or
                                         Principal    Market
Security Description                      Amount       Value

U.S. Treasury Notes (0.7%):
7.88%, 11/15/04                            $ 2,000    $  2,200

Total U.S. Treasury Obligations (Cost $32,403)          32,583

  Investment Companies (0.2%)

Federated U.S. Treasury Cash
Reserve Fund                               728,223         728

Total Investment Companies (Cost $728)                     728

Total Investments (Cost $306,232) (a) -- 100.7%        309,955

Liabilities in excess of other assets -- (0.7)%        (2,095)

TOTAL NET ASSETS -- 100.0%                            $307,860



(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $ 5,294
    Unrealized depreciation                            (1,571)
    Net unrealized appreciation                       $ 3,723

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Investment Quality Bond Fund                                    April 30, 2001
(Amounts in Thousands)                                             (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

  Asset Backed Securities (3.6%)

Chase Credit Card Master Trust,
  Series 1999-3, Class B,
  6.95% 1/15/07                             $  530    $    552
CIT Equipment Collateral,
  Series 2000-2, Class A4,
  6.93%, 12/20/03                              200         208
Copelco Capital Funding Corp.
  Series 2000-A, Class A3,
  7.12%, 8/18/03                               300         306
Ford Credit Auto Owner Trust,
  Series 2000-C, Class A4,
  7.24%, 2/15/04                               885         913
Ford Credit Auto Owner Trust,
  Series 2000-F, Class A2,
  6.56%, 5/15/04                             1,120       1,154
Ford Credit Auto Owner Trust,
  Series 2001-B, Class A5,
  5.36%, 5/15/04                               113         113
Residential Asset Securities Corp.,
  Series 1999-KS, Class A13,
  7.18%, 1/25/25                               680         698

Total Asset Backed Securities (Cost $3,852)              3,944

  Collateralized Mortgage Obligations (2.5%)

Ge Capital Commercial Mortgage Corp.,
  2000-1 Class A1, 6.32%, 5/15/10              314         317
LB Commercial Conduit Mortgage Trust,
  Series 1999-C1, Class A1,
  6.41%, 8/15/07                               718         733
Morgan Stanley Capital I,
  Series 1998-HF1, Class A2,
  6.52%, 1/15/08                               780         791
Morgan Stanley Capital I,
  Series 1998-WF2, Class A2,
  6.54%, 5/15/08                               970         987

Total Collateralized Mortgage Obligations (Cost $2,734)  2,828

  Commercial Paper (0.5%)

General Electric Credit Corp.,
  4.66%, 5/1/01                                610         610

Total Commercial Paper (Cost $610)                         610

  Convertible Bonds (13.0%)

Advertising (0.7%):
Interpublic Group Cos., Inc.,
  Convertible Subordinated Notes,
  1.87%, 6/1/06,
  Callable 6/5/02 @ 89.67                      410         350
Omnicom Group, Inc.,
  Convertible Subordinated Notes,
  2.25%, 1/6/13,
  Callable 12/31/01 @ 112.84                   120         216
Young & Rubicam, Inc.,
  Convertible Subordinated Notes,
  3.00%, 1/15/05,
  Callable 1/20/03 @ 101.20                 $  215    $    210

                                                           776

Aerospace/Defense (0.0%):
Kaman Corp.,
  Convertible Subordinated Notes,
  6.00%, 3/15/12,
  Callable 5/17/01 @ 100                        29          25

Apparel (0.2%):
Jones Apparel Group, Inc.,
  Convertible Subordinated Notes,
  0.00%, 2/1/21,
  Callable 2/1/04 @ 55.44 (b)                  500         261

Automotive Parts (0.4%):
Magna International, Inc.,
  Convertible Subordinated Notes,
  5.00%, 10/15/02,
  Callable 5/17/01 @ 100                       310         315

Magna International, Inc.,
  Convertible Subordinated Notes,
  4.88%, 2/15/05,
  Callable 5/17/01 @ 100                       125         119

                                                           434

Banks (0.0%):
Credit Suisse First Boston,
  Convertible Subordinated Notes,
  1.00%, 1/19/08,
  Callable 1/18/02 @ 100                        20          16

Biotechnology (0.3%):
Genentech, Inc.,
  Convertible Subordinted Notes,
  5.00%, 3/27/02,
  Callable 5/17/01 @ 100                       400         385

Broadcasting/Cable (0.1%):
Liberty Media Group,
  Convertible Subordinated Notes,
  3.50%, 1/15/31,
  Callable 1/15/06 @ 100 (b)                   185         142

Commercial Services (0.4%):
CUC International, Inc.,
  Convertible Subordinated Notes,
  3.00%, 2/15/02,
  Callable 7/6/01 @ 100.60                     230         224
Quebecor World, Inc.,
  Convertible Subordinated Notes,
  6.00%, 10/1/07,
  Callable 10/4/02 @ 103                       200         212

                                                           436

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Investment Quality Bond Fund                                     April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                         Principal    Market
Security Description                      Amount       Value

Computers & Peripherals (0.2%):
Hewlett-Packard Co.,
   Convertible Subordinated Notes,
   0.00%, 10/14/17,
   Callable 5/12/01 @ 59.38                 $  505    $    270

Conglomerates (0.1%):
Ogden Corp.,
   Euro-Dollar Convertible
   Subordinated Notes, 6.00%, 6/1/02,
   Callable 6/18/01 @ 100                       75          71
Ogden Corp.,
   Euro-Dollar Convertible
   Subordinated Notes, 5.75%, 10/20/02,
   Callable 6/18/01 @ 100                       80          73

                                                           144
Cosmetics & Toiletries (0.1%):
Avon Products, Inc.,
   Convertible Subordinated Notes,
   0.00%, 7/12/20,
   Callable 7/12/03 @ 53.17 (b)                130          66

Distribution/Wholesale (0.3%):
Costco Wholesale Corp.,
   Convertible Subordinated Notes,
   0.00%, 8/19/17,
   Callable 8/19/02 @ 59.43                    350         299

Diversified (0.3%):
Berkshire Hathaway, Inc.,
   Convertible Subordinated Notes,
   1.00%, 12/2/01,
   Callable 5/2/01 @ 98.04                     125         372

Electronic & Electrical --
   General (1.3%):
Arrow Electronics, Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/21/21,
   Callable 2/21/06 @ 55.21                     45          20
Noram Energy,
   Convertible Subordinated Notes,
   6.00%, 3/15/12,
   Callable 7/6/01 @ 100                        20          19
OAK Industries, Inc.,
   Convertible Subordinated Notes,
   4.88%, 3/1/08,
   Callable 3/1/02 @ 102.09                     30          42
PerkinElmer, Inc.,
   Convertible Subordinated Notes,
   0.00%, 8/7/20,
   Callable 8/7/03 @ 55.44                     670         377
SCI Systems, Inc.,
   Convertible Subordinated Notes,
   3.00%, 3/15/07,
   Callable 3/20/03 @ 101.71                   370         295
Solectron Corp.,
   Convertible Subordinated Notes,
   0.00%, 1/27/19,
   Callable 1/27/03 @ 53.06                    590         304
Solectron Corp.,
   Convertible Subordinated Notes,
   0.00%, 11/20/20,
   Callable 11/20/05 @ 61.66                $  400    $    189
Thermo Electron Corp.,
   Convertible Subordinated Notes,
   4.25%, 1/1/03,
   Callable 5/17/01 @ 100 (b)                  130         129

                                                         1,375

Environmental Control (0.2%):
Thermo Instrument Systems,
   Convertible Subordinated Notes,
   4.50%, 10/15/03,
   Callable 5/17/01 @ 100 (b)                  115         112
Waste Management, Inc.,
   Convertible Subordinated Notes,
   4.00%, 2/1/02,
   Callable 5/17/01 @ 100.80                    75          74

                                                           186

Financial Services (0.1%):
First American Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/15/08,
   Callable 4/15/04 @ 100 (b)                   65          67
Goldman Sachs Group, Inc.,
   Convertible Subordinated Notes,
   1.00%, 5/25/07,
   Callable 5/25/02 @ 100                       50          43

                                                           110

Health Care (0.1%):
Health Management Associates, Inc.,
   Convertible Subordinated Notes,
   0.25%, 8/16/20,

   Callable 8/16/03 @ 63.59 (b)                145         106

Insurance -- Multi-Line (1.0%):
American International Group, Inc.,
   Convertible Subordinated Notes,
   0.50%, 5/15/07,
   Callable 5/15/03 @ 100                      295         295
Loews Corp.,
   Convertible Subordinated Notes,
   3.13%, 9/15/07,
   Callable 9/15/02 @ 101.56                   380         360
USF&G Corp.,
   Convertible Subordinated Notes,
   0.00%, 3/3/09,
   Callable 5/17/01 @ 70.69                    565         440

                                                         1,095

Internet Service Provider (0.2%):
America Online, Inc.,
   Convertible Subordinated Notes,
   0.00%, 12/6/19,
   Callable 12/6/04 @ 63.98                    445         241

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Investment Quality Bond Fund                                     April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Manufacturing -- Machinery (0.2%):
Danaher Corp.,
   Convertible Subordinated Notes,
   0.00%, 1/22/21,
   Callable 1/22/04 @ 66.94 (b)             $  305    $    182
Thermo Fibertek, Inc.,
   Convertible Subordinated Notes,
   4.50%, 7/15/04,
   Callable 5/17/01 @ 100 (b)                   35          32

                                                           214

Manufacturing -- Miscellaneous (0.4%):
Tyco International Ltd., Convertible
   Subordinated Notes, 0.00%, 11/17/20,
   Callable 11/17/07 @ 82.34                   320         246
Tyco International Ltd.,
   Convertible Subordinated Notes,
   0.00%, 11/17/20,
   Callable 11/17/07 @ 82.34 (b)               325         249

                                                           495

Media (0.7%):
Clear Channel Communications, Inc.,
   Convertible Subordinated Notes,
   1.50%, 12/1/02                              320         300
Clear Channel Communications, Inc.,
   Convertible Subordinated Notes,
   2.63%, 4/1/03,
   Callable 5/2/01 @ 101.50                    210         219
Cox Enterprises, Inc.,
   Convertible Subordinated Notes,
   2.00%, 2/15/21,
   Callable 2/18/03 @ 100 (b)                   65          67
Scholastic Corp.,
   Convertible Subordinated Notes,
   5.00%, 8/15/05,
   Callable 5/17/01 @ 100 (b)                   80          90
Times Mirror Co.,
   Convertible Subordinated Notes,
   0.00%, 4/15/17,
   Callable 4/15/02 @ 49.45                    115          74

                                                           750

Mining (0.1%):
Battle Mountain Gold Co.,
   Convertible Subordinated Notes,
   6.00%, 1/4/05,
   Callable 5/17/01 @ 100                      105          96

Oil & Gas Exploration,
   Production & Services (1.7%):
Anadarko Petroleum Corp.,
   Convertible Subordinated Notes,
   0.00%, 3/7/20,
   Callable 3/7/03 @ 55.44                     290         234
Devon Energy Corp.,
   Convertible Subordinated Notes,
   4.90%, 8/15/08,
   Callable 6/18/01 @ 104                      200         207
Devon Energy Corp.,
   Convertible Subordinated Notes,
   4.95%, 8/15/08,
   Callable 6/18/01 @ 104                   $  195    $    200
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   5.25%, 2/15/10,
   Callable 2/15/05 @ 102.63                   300         400
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   7.50%, 5/15/14,
   Callable 7/6/01 @ 100                       180         180
Nabors Industries, Inc.,
   Convertible Subordinated Notes,
   0.00%, 6/20/20,
   Callable 6/20/03 @ 65.55 (b)                180         137
Sunoco, Inc.,
   Convertible Subordinated Notes,
   6.75%, 6/15/12,
   Callable 5/17/01 @ 100                      160         164
Transocean Sedco Forex, Inc.,
   Convertible Subordinated Notes,
   0.00%, 5/24/20,
   Callable 5/24/03 @ 62.86                    490         307

                                                         1,829

Pharmaceuticals (0.8%):
Allergan, Inc.,
   Convertible Subordinated Notes,
   0.00%, 11/1/20,
   Callable 11/1/03 @ 65.55 (b)                 90          56
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/14/14,
   Callable 5/17/01 @ 50.57                     75          90
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28                    380         269
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28 (b)                270         192
Elan Finance Corp. Ltd.,
   Convertible Subordinated Notes,
   0.00%, 12/14/18,
   Callable 12/14/03 @ 61.66                   190         147
Teva Pharmaceutical Finance LLC,
   Convertible Subordinated Notes,
   1.50%, 10/15/05,
   Callable 10/15/03 @ 100.38 (b)              170         169

                                                           923

Pipelines (0.1%):
Enron Corp.,
   Convertible Subordinated Notes,
   0.00%, 2/7/21,
   Callable 2/7/04 @ 69.81 (b)                 230         140

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Investment Quality Bond Fund                                     April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Real Estate (0.3%):
EOP Operating LP,
   Convertible Subordinated Notes,
   7.25%, 11/15/08,
   Callable 11/15/04 @ 100 (b)              $  100    $    103
EOP Operating LP,
   Convertible Subordinated Notes,
   7.25%, 11/15/08,
   Callable 11/15/04 @ 100                     120         123
Federal Realty Investment Trust,
   Convertible Subordinated Notes,
   5.25%, 10/28/03,
   Callable 6/18/01 @ 100                       70          67

                                                           293

Retail -- Specialty Stores (0.0%):
Lowe's Cos., Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/16/21,
   Callable 2/16/04 @ 65.55 (b)                 55          37

Semiconductors (0.7%):
Analog Devices, Inc.,
   Convertible Subordinated Notes,
   4.75%, 10/1/05,
   Callable 10/1/03 @ 101.90 (b)               170         155
Analog Devices, Inc.,
   Convertible Subordinated Notes,
   4.75%, 10/1/05,
   Callable 10/1/03 @ 101.90                   185         169
Burr-Brown Corp.,
   Convertible Subordinated Notes,
   4.25%, 2/15/07,
   Callable 2/20/03 @ 102.43                   360         449

                                                           773

Software & Computer Services (0.5%):
First Data Corp.,
   Convertible Subordinated Notes,
   2.00%, 3/1/08,
   Callable 3/1/04 @ 100                       530         569

Telecommunications (0.8%):
Cox Communications, Inc.,
   Convertible Subordinated Notes,
   0.35%, 2/23/21,
   Callable 2/26/03 @ 71.99 (b)                 60          43
Cox Communications, Inc.,
   Convertible Subordinated Notes,
   3.00%, 3/14/30,
   Callable 3/17/04 @ 100.00                   715         444
Motorola, Inc.,
   Convertible Subordinated Notes,
   0.00%, 9/27/13,
   Callable 5/2/01 @ 75.77                     200         146
US Cellular Corp.,
   Convertible Subordinated Notes,
   0.00%, 6/15/15,
   Callable 5/17/01 @ 41.20                 $  430    $    271

                                                           904

Telecommunications --
  Services & Equipment (0.3%):
Bell Atlantic Financial,
   Convertible Subordinated Notes,
   5.75%, 4/1/03,
   Callable 4/1/02 @ 101.15                     40          40
Bell Atlantic Financial,
   Convertible Subordinated Notes,
   5.75%, 4/1/03,
   Callable 6/18/01 @ 102.30 (b)                50          50
Bell Atlantic Financial,
   Convertible Subordinated Notes,
   4.25%, 9/15/05,
   Callable 9/15/02 @ 104.24 (b)               205         207

                                                           297

Transportation Services (0.4%):
United Parcel Service, Inc.,
   Convertible Subordinated Notes,
   1.75%, 9/27/07,
   Callable 9/27/03 @ 100                      375         390

Total Convertible Bonds (Cost $14,836)                  14,449

  Corporate Bonds (27.2%)

Aerospace/Defense (0.6%):
Raytheon Co., 6.75%, 8/15/07                   650         642

Automotive Parts (0.4%):
TRW, Inc., 6.63%, 6/1/04                       450         448

Banks (1.7%):
Abbey National Capital Trust I,
   8.96%, 12/29/49,
   Callable 6/30/30 @ 100                      360         391
Bank of America Corp.,
   7.80%, 2/15/10                              815         868
Bank One Corp., 6.50%, 2/1/06                  575         584

                                                         1,843

Chemicals -- General (1.0%):
Dow Chemical Co., 7.00%, 8/15/05               520         542
Rohm & Haas Co., 7.85%, 7/15/29                540         564

                                                         1,106

Computers & Peripherals (0.8%):
Sun Microsystems, Inc., 7.35%, 8/15/04         365         375
Sun Microsystems, Inc., 7.65%, 8/15/09         515         515

                                                           890

Financial Services (5.7%):
American General Finance,
   7.45%, 1/15/05                              270         286
CIT Group, Inc., 7.50%, 11/14/03               700         728
Citigroup, Inc., 6.75%, 12/1/05                225         233

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Investment Quality Bond Fund                                     April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Citigroup, Inc., 6.50%, 1/18/11             $  235    $    234
Ford Motor Credit Co., 7.38%, 2/1/11           420         426
General Motors Acceptance Corp.,
   5.80%, 3/12/03                            1,450       1,457
Goldman Sachs Group, Inc.,
   6.88%, 1/15/11                              385         382
Heller Financial, Inc., 7.88%, 5/15/03         390         406
Household Finance Corp.,
   7.88%, 3/1/07                               665         711
John Deere BV, 5.88%, 4/6/06                   370         365
Morgan Stanley Dean Witter & Co.,
   6.10%, 4/15/06                              335         334
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                               280         287
Pemex Finance Ltd., 9.03%, 2/15/11             355         373
Wells Fargo Financial, Inc.,
   6.13%, 2/15/06                              240         242

                                                         6,464

Food Distributors,
   Supermarkets & Wholesalers (1.0%):
Albertson's, Inc., 6.55%, 8/1/04               670         671
Albertson's, Inc., 7.50%, 2/15/11              470         477

                                                         1,148

Food Products (0.8%):
Kellogg Co., 7.45%, 4/1/31 (b)                 895         890

Insurance (0.5%):
Liberty Mutual Insurance Co.,
   8.20%, 5/4/07                               530         542

Machinery (0.5%):
Deere & Co., 7.13%, 3/3/31                     540         514

Manufacturing -- Miscellaneous (0.6%):
Honeywell International, Inc.,
   6.88%, 10/3/05                              260         271
Tyco International Group SA,
   6.88%, 9/5/02                               360         367

                                                           638

Media (1.4%):
Tele-Communications, TCI Group,
   7.88%, 8/1/13                               480         496
Time Warner Entertainment,
   8.38%, 3/15/23                            1,010       1,075

                                                         1,571

Oil & Gas Exploration,
   Production & Services (1.0%):
Anadarko Petroleum Corp.,
   7.20%, 3/15/29                              350         342
Union Oil Co. of California,
   7.50%, 2/15/29                              400         403
Union Pacific Resources Group, Inc.,
   7.00%, 10/15/06                             325         334

                                                         1,079

Paper & Forest Products (0.9%):
Abitibi-Consolidated, Inc.,
   8.55%, 8/1/10                            $  335    $    351
International Paper Co., 8.13%,                565         596

                                                           947

Pharmaceuticals (0.8%):
American Home Products Corp.,
   6.70%, 3/15/11 (b)                          915         895

Pipelines (1.2%):
El Paso Energy Corp., 8.05%,
   10/15/30, MTN                               380         397
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                              600         635
Williams Cos., Inc., 7.63%, 7/15/19            350         348

                                                         1,380

Railroads (1.2%):
Norfolk Southern Corp., 7.35%, 5/15/07         985       1,022
Union Pacific Corp., 6.63%, 2/1/29             390         349

                                                         1,371

Retail -- Specialty Stores (0.6%):
Lowes Cos., Inc., 8.25%, 6/1/10                565         618

Retail -- Department Stores (0.5%):
May Department Stores Co., 7.90%,
   10/15/07                                    490         528

Semiconductors (0.7%):
Texas Instruments, Inc.,
   7.00%, 8/15/04                              790         817

Telecommunications (4.0%):
AT&T Wireless Services, Inc.,
   8.75%, 3/1/31 (b)                           800         821
British Telecommunications PLC,
   7.63%, 12/15/05                             705         732
GTE Corp., 6.84%, 4/15/18                      580         549
Motorola, Inc., 7.63%, 11/15/10                185         176
SBC Communications, Inc.,
   6.25%, 3/15/11                              500         488
Sprint Capital Corp., 5.70%, 11/15/03          630         622
WorldCom, Inc., 7.88%, 5/15/03                 605         621
WorldCom, Inc., 8.25%, 5/15/10                 380         391

                                                         4,400

Utilities -- Electric (1.3%):
Duke Energy Corp., 7.38%, 3/1/10               410         427
Progress Energy, Inc., 6.55%, 3/1/04           240         245
Progress Energy, Inc., 7.75%, 3/1/31           350         352
Wisconsin Energy Corp., 5.88%, 4/1/06          480         473

                                                         1,497

Total Corporate Bonds (Cost $29,980)                    30,228

  U.S. Government Agencies (6.0%)

Business Services (0.3%):
United Mexican States, 9.88%, 2/1/10           265         285

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Investment Quality Bond Fund                                     April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Federal Home Loan Bank (1.3%):
5.00%, 2/14/03                              $1,020    $  1,026
4.50%, 4/25/03                                 395         394

                                                         1,420

Federal Home Loan Mortgage
   Corp. (1.6%):
5.00%, 1/15/04                               1,110       1,111
5.63%, 3/15/11                                 760         735

                                                         1,846

Federal National Mortgage
   Association (2.2%):
5.50%, 2/15/06                               1,420       1,424
5.75%, 2/15/08                                 390         390
7.13%, 6/15/10                                 665         716

                                                         2,530

U.S. Government Loan Trust (0.6%):
U.S. Government Loan Trust-Israel,
   Series 1-B, 8.50%, 4/1/06                   572         622

Total U.S. Government Agencies (Cost $6,693)             6,703

  U.S. Government Mortgage Backed (32.2%)

Federal Home Loan Mortgage
   Corp. (11.1%):
6.00%, 2/1/13-1/1/29                         5,297       5,213
6.25%, 9/15/23                                 385         388
6.50%, 5/1/26-7/1/29                         3,383       3,363
7.00%, 10/1/28-1/1/30                        2,338       2,359
7.50%, 4/1/28-8/1/30                           655         672
8.50%, 7/1/21-4/1/29                           213         224

                                                        12,219

Federal National Mortgage
   Assoc. (13.6%):
6.00%, 4/1/28-9/1/29                         2,183       2,283
6.50%, 3/1/18-3/1/29                         3,822       3,911
7.00%, 10/1/26-12/1/27                       1,670       1,678
7.50%, 3/1/27-1/1/30                         2,856       2,847
8.00%, 6/1/12-3/1/30                         1,913       1,916
8.50%, 8/1/19-4/1/31                           516         541
10.00%, 11/1/13                                310         321
10.50%, 11/1/13                              1,317       1,413
11.00%, 11/1/13                                114         123

                                                        15,033

Government National Mortgage
   Assoc. (7.5%):
6.09%, 6/16/21                                 530         519
6.50%, 7/15/28                                 629         625
7.00%, 11/15/23-2/15/28                      2,479       2,515
7.50%, 4/15/29                              $  379    $    388
8.00%, 8/20/25-2/20/27                         545         562
8.50%, 12/15/17                              1,710       1,808
9.00%, 2/15/17-11/15/17                        882         943
9.50%, 7/15/25                                 906         992

                                                         8,352

Total U.S. Government Mortgage Backed (Cost $34,863)    35,604

  U.S. Treasury Obligations (14.5%)

U.S. Treasury Bonds (5.1%):
10.63%, 8/15/15                                650         956
7.50%, 11/15/16                                930       1,088
8.75%, 8/15/20                               1,330       1,763
8.00%, 11/15/21                                697         868
7.13%, 2/15/23                                 540         618
6.25%, 5/15/30                                 365         385

                                                         5,678

U.S. Treasury Notes (8.6%):
5.00%, 2/15/11                               1,885       1,837
5.75%, 4/30/03-11/15/05                      3,204       3,299
6.00%, 8/15/09                                 930         970
6.38%, 8/15/02                               1,493       1,534
6.63%, 5/15/07                                 835         900
7.00%, 7/15/06                                 928       1,012

                                                         9,552

U.S. Treasury Strips (0.8%):
0.00%, 11/15/21                              3,000         848

Total U.S. Treasury Obligations (Cost $16,283)          16,078

Total Investments (Cost $109,851) (a) -- 99.5%         110,444

Other assets in excess of liabilities -- 0.5%              509

TOTAL NET ASSETS -- 100.0%                            $110,953

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $ 2,115
    Unrealized depreciation                            (1,522)
    Net unrealized appreciation                        $  593

(b) 144a security which is restricted as to resale to institutional investors.

MTN -- Medium Term Note

                     See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                     (Unaudited)


                                                                           Limited
                                                                             Term        Intermediate                 Investment
                                                                            Income          Income      Fund for       Quality
                                                                             Fund            Fund        Income       Bond Fund

ASSETS:
Investments, at value (Cost $35,687; $198,187; $306,232; $109,851)         $36,194       $199,847      $309,955       $110,444
Interest and dividends receivable                                              428          2,782         2,449          1,140
Receivable for capital shares issued                                            --             --            15             --
Receivable from brokers for investments sold                                   896          4,157            --            737
Receivable from affiliates                                                       2             23             8             11
Collateral for securities loaned, at fair value                              4,441         57,932            --         29,769
Prepaid expenses and other assets                                               10             20           114             15

         Total Assets                                                       41,971        264,761       312,541        142,116

LIABILITIES:
Payable to brokers for investments purchased                                   861          6,613         4,253          1,286
Payable for return of collateral received                                    4,441         57,932            --         29,769
Accrued expenses and other payables:
     Investment advisory fees                                                   14             86           126             55
     Administration fees                                                         1              5            29              3
     Custodian fees                                                              4              8            26              8
     Accounting fees                                                             1             --             1             --
     Transfer agent fees                                                        --              6            94             18
     Shareholder service fees -- Class A                                         6             43            37             21
     12b-1 Fees -- Class G                                                      --             --           115             --
     Other                                                                       2              2            --              3

         Total Liabilities                                                   5,330         64,695         4,681         31,163

NET ASSETS:
Capital                                                                     40,540        204,351       320,584        129,065
Undistributed (distribution in excess) net investment income                   (14)           (97)          (23)           (41)
Net unrealized appreciation/depreciation from investments and futures          507          1,660         3,723            593
Accumulated undistributed net realized gains (losses) from investment,
   futures and foreign currency transactions                                (4,392)        (5,848)      (16,424)       (18,664)

         Net Assets                                                        $36,641       $200,066      $307,860       $110,953

Net Assets
     Class A                                                               $36,641       $199,780      $146,909       $110,555
     Class G                                                                    --            286       160,951            398

         Total                                                             $36,641       $200,066      $307,860       $110,953

Outstanding units of beneficial interest (shares)
     Class A                                                                 3,702         20,809        11,263         11,620
     Class G                                                                    --             30        12,338             42

         Total                                                               3,702         20,839        23,601         11,662

Net asset value
     Redemption price per share -- Class A                                 $  9.90       $   9.60      $  13.04       $   9.51
     Offering and redemption price per share -- Class G                         --       $   9.55      $  13.05       $   9.53

Maximum sales charge -- Class A                                               2.00%          5.75%         2.00%          5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                 $ 10.10       $  10.19      $  13.31       $  10.09


                     See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                                  Limited
                                                                                   Term       Intermediate   Fund        Investment
                                                                                  Income         Income       for          Quality
                                                                                   Fund           Fund     Income         Bond Fund

Investment Income:
Interest income                                                                   $1,149      $ 6,529      $10,227       $3,659
Dividend income                                                                       --           --           11           --
Income from securities lending                                                         9           43           --           27

     Total Income                                                                  1,158        6,572       10,238        3,686

Expenses:
Investment advisory fees                                                              91          744          706          421
Administration fees                                                                   27          149          212           84
Shareholder service fees -- Class A                                                   45          248          160          140
12b-1 fees -- Class G                                                                 --           --          186           --
Accounting fees                                                                       21           42           56           44
Custodian fees                                                                         9           30           53           32
Legal and audit fees                                                                   2            8           13            4
Trustees' fees and expenses                                                            1            3            4            2
Transfer agent fees                                                                    3            9          104           18
Registration and filing fees                                                           6           15           25           15
Other                                                                                  1            6           11            5

     Total Expenses                                                                  206        1,254        1,530          765

Expenses voluntarily reduced                                                          (7)        (228)        (137)         (84)

     Expenses before reimbursement from distributor                                  199        1,026        1,393          681
     Expenses reimbursed by the distributor                                          (29)        (133)         (77)         (64)

     Net Expenses                                                                    170          893        1,316          617

Net Investment Income                                                                988        5,679        8,922        3,069

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                             377        5,071         (194)       2,060
Change in unrealized appreciation/depreciation from investments                      404        1,394        5,953          437

Net realized/unrealized gains (losses) from investments                              781        6,465        5,759        2,497

Change in net assets resulting from operations                                    $1,769      $12,144      $14,681       $5,566



                     See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                                Limited Term                Intermediate
                                                                                 Income Fund                 Income Fund

                                                                              Six                          Six
                                                                            Months         Year          Months         Year
                                                                             Ended         Ended          Ended         Ended
                                                                           April 30,    October 31,     April 30,     October 31,
                                                                             2001          2000           2001          2000

                                                                           (Unaudited)                 (Unaudited)


From Investment Activities:
Operations:
     Net investment income                                                 $   988      $  2,269       $  5,679       $ 11,881
     Net realized gains (losses) from investment transactions                  377          (757)         5,071         (5,472)
     Net change in unrealized appreciation/depreciation from investments       404           657          1,394          4,972

Change in net assets from operations                                         1,769         2,169         12,144         11,381

Distributions to Shareholders:
     From net investment income by class:
           Class A                                                          (1,074)       (2,293)        (5,962)       (11,978)
           Class G                                                              --            --             (5)           (16)

Change in net assets from distributions to shareholders                     (1,074)       (2,293)        (5,967)       (11,994)

Capital Transactions:
     Proceeds from shares issued                                             4,952         4,327         30,068         37,736
     Dividends reinvested                                                      520         1,139          4,006          8,079
     Cost of shares redeemed                                                (6,513)      (15,843)       (31,671)       (77,906)

Change in net assets from capital transactions                              (1,041)      (10,377)         2,403        (32,091)

Change in net assets                                                          (346)      (10,501)         8,580        (32,704)

Net Assets:
     Beginning of period                                                    36,987        47,488        191,486        224,190

     End of period                                                         $36,641      $ 36,987       $200,066       $191,486

Share Transactions:
     Issued                                                                    502           447          3,147          4,094
     Reinvested                                                                 53           118            418            878
     Redeemed                                                                 (662)       (1,638)        (3,314)        (8,440)

Change in shares                                                              (107)       (1,073)           251         (3,468)


                     See notes to financial statements.


The Victory Portfolio                       Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                                   Fund for                  Investment Quality
                                                                                    Income                        Bond Fund

                                                                              Six                          Six
                                                                            Months         Year          Months         Year
                                                                             Ended         Ended          Ended         Ended
                                                                           April 30,    October 31,     April 30,     October 31,
                                                                             2001          2000           2001          2000

                                                                          (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                                $  8,922      $  15,639      $  3,069       $  7,214
     Net realized gains (losses) from investment transactions                 (194)        (3,004)        2,060         (3,996)
     Net change in unrealized appreciation/depreciation from investments     5,953          4,593           437          3,132

Change in net assets from operations                                        14,681         17,228         5,566          6,350

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                            (4,263)        (5,348)       (3,155)        (7,388)
         Class G                                                            (4,759)       (10,406)          (10)           (12)
     In excess of net investment income:
         Class A                                                                --             --            --             (4)
         Class G                                                                --             --            --             --<F1>

Change in net assets from distributions to shareholders                     (9,022)       (15,754)       (3,165)        (7,404)

Capital Transactions:
     Proceeds from shares issued                                            69,809        412,391        14,108         21,642
     Proceeds from shares issued in connection with merger                      --         81,753            --             --
     Dividends reinvested                                                    7,063         56,816         1,973          4,713
     Cost of shares redeemed                                               (42,765)      (517,032)      (19,387)       (54,405)

Change in net assets from capital transactions                              34,107         33,928        (3,306)       (28,050)

Change in net assets                                                        39,766         35,402          (905)       (29,104)

Net Assets:
     Beginning of period                                                   268,094        232,692       111,858        140,962

     End of period                                                        $307,860      $ 268,094      $110,953       $111,858

Share Transactions:
     Issued                                                                  5,338          5,312         1,488          2,342
     Issued in connection with merger                                           --          6,578            --             --
     Reinvested                                                                543          1,044           208            511
     Redeemed                                                               (3,279)       (10,136)       (2,042)        (5,897)

Change in Shares                                                             2,602          2,798          (346)        (3,044)


<F1>  Rounds to less than $1,000.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Limited Term Income Fund

                                                 Six
                                                Months         Year           Year           Year          Year           Year
                                                 Ended         Ended          Ended          Ended         Ended          Ended
                                               April 30,    October 31,    October 31,    October 31,   October 31,    October 31,
                                                 2001          2000           1999           1998          1997           1996

                                              (Unaudited)

Net Asset Value, Beginning of Period          $  9.71        $  9.73        $ 10.06       $  9.94        $ 10.01        $ 10.15

Investment Activities
     Net investment income                       0.27           0.54           0.50          0.54           0.61           0.63
     Net realized and unrealized gains
        (losses) from investments                0.21          (0.02)         (0.33)         0.12          (0.07)         (0.14)

         Total from Investment Activities        0.48           0.52           0.17          0.66           0.54           0.49

Distributions
     Net investment income                      (0.29)         (0.54)         (0.50)        (0.54)         (0.61)         (0.62)
     In excess of net investment income            --             --             --            --             --          (0.01)

         Total Distributions                    (0.29)         (0.54)         (0.50)        (0.54)         (0.61)         (0.63)

Net Asset Value, End of Period                $  9.90        $  9.71        $  9.73       $ 10.06        $  9.94        $ 10.01

Total Return (excludes sales charges)            4.99%<F2>      5.55%          1.72%         6.86%          5.57%          4.94%

Ratios/Supplementary Data:
Net Assets at end of period (000)             $36,641        $36,987        $47,488       $81,343        $81,913        $90,019
Ratio of expenses to
   average net assets <F4>                       0.93%<F3>      0.93%          0.96%         0.87%          0.85%          0.86%
Ratio of net investment income
   to average net assets <F4>                    5.43%<F3>      5.49%          5.03%         5.44%          6.06%          5.90%
Ratio of expenses to
   average net assets<F1>                        1.13%<F3>      1.16%          1.09%         1.02%          0.87%          0.89%
Ratio of net investment income
   to average net assets<F1>                     5.23%<F3>      5.26%          4.90%         5.29%          6.04%          5.87%
Portfolio turnover                                 70%           162%           220%          177%           139%           221%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective December 15, 1999, the advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 0.90% until February 28, 2001.



                     See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     Intermediate Income Fund

                                                          Class A Shares                                    Class G Shares

                             Six                                                                        Six        December 21,
                            Months         Year        Year        Year        Year       Year         Months         1999
                            Ended         Ended       Ended       Ended       Ended      Ended         Ended        through
                           April 30,    October 31, October 31,  October 31, October 31, October 31,  April 30,    October 31,
                             2001         2000         1999        1998        1997       1996          2001         2000<F2>

                         (Unaudited)                                                                  (Unaudited)

Net Asset Value,
  Beginning of Period    $    9.30      $    9.32   $   9.85     $   9.61    $   9.56    $   9.69     $ 9.26       $ 9.25

Investment Activities
     Net investment
       income                 0.27          0.56        0.50         0.53        0.56        0.56      (0.29)        0.50
     Net realized and
       unrealized gains
       (losses) from
       investments            0.31         (0.02)      (0.52)        0.24        0.05       (0.13)      0.27         0.02

       Total from
         Investment
         Activities           0.58          0.54       (0.02)        0.77        0.61        0.43       0.56         0.52

Distributions
     Net investment
       income                (0.28)        (0.56)      (0.50)       (0.53)      (0.56)      (0.56)     (0.27)       (0.51)
     Net realized gains         --            --       (0.01)          --          --          --         --           --

       Total
         Distributions       (0.28)        (0.56)      (0.51)       (0.53)      (0.56)      (0.56)     (0.27)       (0.51)

Net Asset Value,
  End of Period          $    9.60      $   9.30    $   9.32     $   9.85    $   9.61    $   9.56     $ 9.55       $ 9.26

Total Return (excludes
  sales charges)              6.35%<F3>     6.00%      (0.18)%       8.30%       6.62%       4.56%      6.09%<F3>    5.82%<F3>

Ratios/Supplementary
  Data:
Net Assets at end of
  period (000)           $ 199,780      $190,945    $224,190     $256,267    $248,841    $272,087     $  286       $  541
Ratio of expenses to
  average net assets <F6>     0.90%<F4>     0.92%       1.00%        0.96%       0.96%       0.94%      1.16%<F4>    1.00%<F4>
Ratio of net investment
  income
  to average net
  assets <F6>                 5.72%<F4>     5.95%       5.26%        5.48%       5.87%       5.81%      5.54%<F4>    5.95%<F4>
Ratio of expenses to
  average net assets<F1>      1.26%<F4>     1.27%       1.26%        1.24%       1.09%       1.11%     10.84%<F4>    5.06%<F4>
Ratio of net investment
  income(loss) to
  average net assets<F1>      5.36%<F4>     5.60%       5.00%        5.20%       5.74%       5.64%     (4.14)%<F4>   1.89%<F4>
Portfolio turnover <F5>        141%          278%        303%         318%        195%        164%       141%         278%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> On December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares and Class G Shares of the Fund at a maximum of 0.90% and 1.00%, respectively, until February 28, 2001. Additionally, effective February 28, 2001, the Advisor has also agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain net operating expenses of Class G Shares of the Fund at a maximum of 1.90% until at least February 28, 2011.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                             Fund for Income

                                              Class A Shares

                                      Six                         March 26,
                                     Months         Year            1999
                                     Ended          Ended            to
                                    April 30,      October 31,    October 31,
                                      2001          2000         1999<F2><F3>

                                    (Unaudited)

Net Asset Value,
   Beginning of Period              $  12.77      $  12.79       $ 13.14

Investment Activities
     Net investment income              0.42          0.81          0.46
     Net realized and
        unrealized gains
        (losses) on
        investments                     0.26            --<F4>     (0.36)

       Total from
         Investment
         Activities                   0.68            0.81          0.10

Distributions
     Net investment income             (0.41)        (0.83)        (0.45)
     Return of capital                    --            --            --

       Total Distributions             (0.41)        (0.83)        (0.45)

Net Asset Value,
  End of Period                     $  13.04      $  12.77       $ 12.79

Total Return
  (excludes sales charges)              5.38%<F5>     6.67%         0.72%<F5>

Ratios/Supplemental Data:
Net Assets at
  end of period(000)                $146,909      $124,131       $40,270
Ratio of expenses to
  average net assets <F8>               0.95%<F6>     0.97%         1.00%<F6>
Ratio of net investment
  income to average net
  assets<F8>                            6.29%<F6>     6.48%         6.02%<F6>
Ratio of expenses to
  average net assets<F1>                1.05%<F6>     1.09%         1.22%<F6>
Ratio of net investment
  income to average net
  assets<F1>                            6.19%<F6>     6.36%         5.80%<F6>
Portfolio turnover <F9>                   10%           25%           24%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26,
     1999 represent the Gradison Government Income Fund.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> There were no voluntary fee reductions during the period.

<F8> Effective March 26, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 0.89% until April 1, 2001. Effective February 28, 2000, the Advisor has also agreed to waive its management fee for Class A Shares to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 1.00% until February 28, 2001.

<F9> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                    Fund for Income

                                                                     Class G Shares

                             Six                        January 1,
                            Months          Year          1999          Year          Year          Year           Year
                            Ended          Ended           to          Ended         Ended         Ended          Ended
                           April 30,     October 31,  October 31,   December 31,  December 31,  December 31,  December 31,
                             2001           2000         1999<F2>       1998          1997          1996           1995

                           (Unaudited)


Net Asset Value,
   Beginning of Period     $  12.77      $  12.78     $  13.32      $  13.14      $  12.88      $  13.21      $  12.02

Investment Activities
     Net investment income     0.40          0.84         0.66          0.77         0.78           0.78          0.79
     Net realized and
        unrealized gains
        (losses) on
        investments            0.29         (0.01)       (0.54)         0.17         0.26          (0.34)         1.23

       Total from
       Investment
       Activities             0.69           0.83         0.12          0.94         1.04           0.44          2.02

Distributions
     Net investment income    (0.41)        (0.84)       (0.66)        (0.76)       (0.78)         (0.77)        (0.79)
     Return of capital           --            --           --            --           --             --         (0.04)

       Total Distributions    (0.41)        (0.84)       (0.66)        (0.76)       (0.78)         (0.77)        (0.83)

Net Asset Value,
  End of Period            $  13.05      $  12.77     $  12.78      $  13.32      $  13.14      $  12.88      $  13.21

Total Return
  (excludes sales charges      5.49%<F5>     6.74%        0.94%<F5>     7.37%        8.36%          3.51%        17.20%

Ratios/Supplemental Data:
Net Assets at
  end of period(000        $160,951      $143,963     $192,422      $159,712      $155,072      $162,874      $185,434
Ratio of expenses to
  average net assets <F8>      0.91%<F6>     0.89%        0.88%<F6>     0.89%        0.90%          0.90%         0.92%
Ratio of net investment
  income to average net
  assets<F8>                   6.33%<F6>     6.55%        6.12%<F6>     5.79%        6.04%          6.06%         6.19%
Ratio of expenses to
  average net assets<F1>       1.11%<F6>     1.04%        1.04%<F6>     0.90%         <F7>           <F7>          <F7>
Ratio of net investment
  income to average net
  assets<F1>                   6.13%<F6>     6.40%        5.96%<F6>     5.78%         <F7>           <F7>          <F7>
Portfolio turnover <F9>          10%           25%          24%          36%          12%            13%           16%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26,
     1999 represent the Gradison Government Income Fund.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> There were no voluntary fee reductions during the period.

<F8> Effective March 26, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 0.89% until April 1, 2001. Effective February 28, 2000, the Advisor has also agreed to waive its management fee for Class A Shares to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 1.00% until February 28, 2001.

<F9> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            Investment Quality Bond Fund

                                                           Class A Shares                                    Class G Shares

                                      Six                                                                     Six       December 21,
                                    Months        Year         Year        Year        Year       Year       Months        1999
                                     Ended        Ended       Ended       Ended       Ended      Ended       Ended        through
                                   April 30,   October 31,  October 31, October 31, October 31, October 31, April 30,   October 31,
                                     2001         2000         1999        1998       1997<F2>    1996        2001         2000<F3>

                                  (Unaudited)                                                              (Unaudited)

Net Asset Value, Beginning of
  Period                          $   9.32     $   9.37    $  10.00     $   9.78    $   9.63    $   9.76   $ 9.34       $ 9.27

Investment Activities
     Net investment income            0.27         0.57        0.54         0.55        0.57        0.57     0.26         0.53
     Net realized and unrealized
        gains (losses) from
        investments                   0.19        (0.04)      (0.64)        0.22        0.14       (0.13)    0.19         0.08

         Total from Investment
           Activities                 0.46         0.53       (0.10)        0.77        0.71        0.44     0.45         0.61

Distributions
     Net investment income           (0.27)       (0.58)      (0.53)       (0.55)      (0.56)      (0.56)   (0.26)       (0.54)
     In excess of net investment
       income                           --           --<F4>      --           --          --          --       --           --<F4>
     Tax return of capital              --           --          --           --          --       (0.01)      --           --

         Total Distributions         (0.27)       (0.58)      (0.53)       (0.55)      (0.56)      (0.57)   (0.26)       (0.54)

Net Asset Value, End of Period    $   9.51     $   9.32    $   9.37     $  10.00    $   9.78    $   9.63   $ 9.53       $ 9.34

Total Return
  (excludes sales charges)            4.94%<F5>    6.04%      (1.18)%       8.06%       7.67%       4.65%    4.88%<F5>    6.77%<F5>

Ratios/Supplementary Data:
Net Assets at end of period (000) $110,555     $111,448    $140,962     $169,932    $181,007    $150,807   $  398       $  410
Ratio of expenses to
   average net assets <F7>            1.10%<F6>    1.04%       1.09%        1.06%       1.04%       1.01%    1.24%<F6>    1.10%<F6>
Ratio of net investment income
   to average net assets <F7>         5.47%<F6>    6.10%       5.44%        5.49%       5.90%       5.99%    5.33%<F6>    6.01%<F6>
Ratio of expenses to
   average net assets<F1>             1.35%<F6>    1.36%       1.34%        1.31%       1.17%       1.14%    5.22%<F6>    6.24%<F6>
Ratio of net investment income
   to average net assets<F1>          5.22%<F6>    5.78%       5.19%        5.24%       5.77%       5.86%    1.35%<F6>    0.87%<F6>
Portfolio turnover <F8>                118%         304%        398%         492%        249%        182%     118%         304%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 13, 1997, the Victory Government Bond Fund merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 13, 1997 represent the Investment Quality Bond Fund.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Effective December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A Shares and Class G Shares of the Fund at a maximum of 1.10% until February 28, 2001. Additionally, effective February 28, 2001, the Advisor has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain net operating expenses of Class G Shares of the Fund at a maximum of 1.90% until at least February 28, 2011.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
National Municipal Bond Fund                                    April 30, 2001
(Amounts in Thousands)                                             (Unaudited)

                                         Principal    Market
Security Description                      Amount       Value

  Municipal Bonds (107.8%)

Alabama (10.2%):
Jefferson County, Series A, GO,
   4.50%, 4/1/11, AMBAC                     $5,000     $ 4,882

Arizona (9.6%):
Maricopa County School District
   Number 11, Peoria University, GO,
   4.00%, 7/1/07, FGIC                       2,000       1,969
Maricopa County School District
   Number 98, Fountain Hills University, GO,
   5.00%, 7/1/10, FSA                        1,000       1,035
Mohave County Union School District
   Number 1, Lake Havasu ,GO,
   4.38%, 7/1/11, FSA                        1,000         965
Oro Valley Municipal Property Corp.
   Excise Tax Revenue,
   3.40%, 7/1/02, FGIC                         300         300
Oro Valley Municipal Property Corp.
   Excise Tax Revenue,
   3.75%, 7/1/04, FGIC                         325         325

                                                         4,594

California (1.6%):
A B C School District,
   Capital Appreciation, Series B, GO,
   0.00%, 8/1/24, FGIC                         500         135
California Poly Pomona Fundation Inc.
   Revenue, 5.50%, 2/1/25, MBIA                400         408
Los Angeles Water & Power Revenue,
   Power Systems, Series A-A-1,
   4.00%, 7/1/10, MBIA                         250         240

                                                           783

Florida (8.4%):
Jacksonville Electric Authority Revenue,
   Electric Systems, Series 3-B,
   4.30%, 10/1/10, Callable 4/1/04 @ 100     3,050       2,974
State Board of Education Capital Outlay,
   Public Education, Series C, GO,
   6.50%, 6/1/12, Prerefunded
   6/1/02 @ 101                              1,000       1,045

                                                         4,019

Georgia (2.1%):
Carrollton Redevelopment Authority
   Revenue, Carroll County Jail Project,
   5.00%, 8/1/02, FSA                        1,000       1,021

Illinois (4.9%):
Kendall, Kane & Will Counties
   Community Unit School District
   Number 308, GO,
   4.50%, 10/1/09, FGIC (b)                  1,360       1,351
State Educational Facility Authority
   Revenue, Robert Morris College,
   5.80%, 6/1/30,
   Callable 12/1/07 @ 100, MBIA              1,000       1,018

                                                         2,369

Indiana (11.2%):
Allen County War Memorial Revenue,
   Series A, 5.75%, 11/1/25,
   Callable 11/1/11 @ 101, AMBAC            $1,000     $ 1,029
Merrillville Conservancy District, GO,
   4.85%, 7/15/14,
   Callable 1/15/10 @ 102, MBIA                250         243
Porter County, GO, 3.40%, 7/1/01,
   FSA (b)                                     460         460
Porter County, GO,
   3.50%, 1/1/02, FSA (b)                      380         381
Porter County Jail Building Corp.,
   First Mortgage Revenue,
   4.25%, 7/10/06, FSA                         615         618
Porter County Jail Building Corp.,
   First Mortgage Revenue,
   4.25%, 7/10/10, FSA                         200         193
Wa-Nee Middle School Building Corp.,
   First Mortgage Revenue, GO,
   5.25%, 1/15/17,
   Callable 7/15/11 @ 100, FGIC (b)            750         742
Westfield-Washington Elementary
   Building Corp., First Mortgage
   Revenue, GO,
   5.00%, 1/15/03, FGIC (b)                    355         363
Westfield-Washington Elementary
   Building Corp., First Mortgage
   Revenue, GO,
   4.50%, 1/15/04, FGIC (b)                    370         376
Westfield-Washington Elementary
   Building Corp., First Mortgage
   Revenue, GO,
   4.50%, 7/15/04, FGIC (b)                    380         387
Westfield-Washington Elementary
   Building Corp., First Mortgage
   Revenue, GO,
   4.50%, 1/15/09, FGIC (b)                    130         129
Westfield-Washington Elementary
   Building Corp., First Mortgage
   Revenue, GO,
   4.50%, 1/15/10, FGIC (b)                    240         237
Westfield-Washington Elementary
   Building Corp., First Mortgage
   Revenue, GO,
   4.75%, 1/15/11, FGIC (b)                    235         234

                                                         5,392

Maine (3.1%):
Westbrook, GO, 5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC               715         746
Westbrook, GO, 5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC               730         759

                                                         1,505

Michigan (6.5%):
Lakeview Public School District, GO,
   4.00%, 5/1/02, Q-SBLF (b)                   475         479

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
National Municipal Bond Fund                                     April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                             Principal    Market
Security Description                          Amount      Value

Lakeview Public School District, GO,
   4.00%, 5/1/03, (b)                       $  360     $   363
Municipal Bond Authority,
   6.80%, 11/1/07,
   Callable 11/1/04 @ 102                      275         303
State Strategic Fund Pollution Control
   Revenue, Consumers Power Project,
   4.45%*, 5/1/01**, AMBAC                   2,000       2,000

                                                         3,145
Missouri (1.1%):
Excelsior Springs School District
   Building Corp., Leasehold Revenue,
   Excelsior Springs 40 School District,
   6.50%, 3/1/09,
   Callable 3/1/04 @ 100, FSA                  500         536

New York (9.3%):
Albany Municipal Water Financing
   Authority, Water & Sewer Systems,
   Capital Appreciation, Series A,
   0.00%, 12/1/22, FGIC                        500         156
Ilion Central School District, Series B, GO,
   4.50%, 6/15/10, FGIC                      1,350       1,359
New York City, Sub-Series A-10,
   4.60%*, 5/1/01**,
   LOC Morgan Guaranty Trust                 2,000       2,000
State Dormitory Authority, University
   of Rochester, Series A,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 101, MBIA               1,000         954

                                                         4,469

North Carolina (3.8%):
Winston-Salem Water & Sewer
Systems Revenue, 5.00%, 6/1/03               1,765       1,817

Ohio (15.1%):
Hamilton County Sewer System
   Improvements, Metropolitan Sewer
   District, Series A, 5.75%, 12/1/25,
   Callable 6/1/10 @ 101, MBIA                 450         466
Harrison, GO, 5.40%, 12/1/09, FGIC             150         161
Harrison, GO, 5.45%, 12/1/10, FGIC             150         161
Harrison, GO, 5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                250         267
McDonald School District, GO,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 100, AMBAC             1,000       1,076
Nordonia Hills Local School District,
   School Improvements, 5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC             1,000       1,006
State Special Obligation, Elementary
   and Secondary School Facilities,
   Series A, 5.80%, 6/1/03, AMBAC              500         523
State Water Development Authority
   Revenue, Fresh Water Series,
   4.50%, 12/1/05, FSA                      $2,845     $ 2,920
Waterloo Local School District,
   Classroom Facilities Improvements,
   GO, 4.50%, 12/1/10, FGIC (b)                350         349
Waterloo Local School District,
   Classroom Facilities Improvements,
   GO, 4.50%, 12/1/11, FGIC (b)                400         394

                                                         7,323

Oklahoma (4.2%):
Tulsa County Independent School
   District Number 001, Combined
   Purpose, Series A, GO,
   4.00%, 3/1/05, FSA                        2,000       2,006

Pennsylvania (1.1%):
Erie School District, GO, 5.80%, 9/1/29,
   Callable 9/1/10 @100, AMBAC                 250         276
Mountaintop Area JT Sanitation
   Authority, 5.65%, 12/15/30,
   Callable 12/15/10 @ 100, MBIA               250         254

                                                           530
Rhode Island (4.2%):
Health & Educational Building Corp.,
   Educational Institution Revenue,
   Moses Brown School Issue,
   4.35%*, 5/1/01**,
   Puttable 3/1/04 @ 100, MBIA               2,000       2,000

South Carolina (1.1%):
University of South Carolina, Series A,
   5.75%, 6/1/30,
   Callable 6/1/20 @ 100, FGIC                 500         516

Texas (5.4%):
Austin, Public Improvements, GO,
   5.25%, 9/1/18,
   Callable 9/1/10 @ 100, FGIC               1,000         992
Lone Star Airport Improvement Authority
   Revenue, Series B-1, 4.35%*, 5/1/01**,
   LOC: Royal Bank of Canada                 1,600       1,600

                                                         2,592

Utah (0.9%):
Washington County School District,
   St. George, GO, 4.50% 3/1/02,
   LOC School Bond Guaranty                    415         419

Wyoming (4.0%):
Lincoln County Pollution Control Revenue,
   Exxon Project, Series A,
   4.30%*, 5/1/01**                          1,900       1,900

Total Municipal Bonds (Cost $51,428)                    51,818

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
National Municipal Bond Fund                                     April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                                 Market
Security Description                               Shares        Value

  Investment Companies (11.3%)

Federated Tax-Free Money
   Market Fund                                    2,704,961     $ 2,705
Nuveen Tax-Exempt Money
   Market Fund                                    2,704,961       2,705

Total Investment Companies (Cost $5,410)                          5,410

Total Investments (Cost $56,838) (a) -- 119.1%                   57,228

Liabilities in excess of other assets -- (19.1)%                 (9,195)

TOTAL NET ASSETS -- 100.0%                                      $48,033

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                             $ 595
     Unrealized depreciation                              (205)
     Net unrealized appreciation                         $ 390

(b) Represents security purchases on a when-issued basis. At April 30, 2001, total cost of investments purchased on a when-issued basis was $6,245.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect April 30, 2001.

** Put and demand features allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- AMBAC Indemnity Corp.

FGIC  -- Financial Guaranty Insurance Co.

FSA   -- Insured by Financial Security Assurance

GO    -- General Obligation

LOC   -- Letter of Credit

MBIA  -- Municipal Bond Insurance Assoc.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
New York Tax-Free Fund                                           April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

  New York Municipal Bonds  (97.1%)

Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/18, FGIC                     $1,000     $   397
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/19, FGIC                      1,000         373
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/21, FGIC                      1,000         331
Catskill New York Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         301
Clifton Park Water System,
   5.00%, 10/1/19,
   Callable 10/1/09 @ 101, FGIC                310         301
Clifton Park Water System,
   5.00%, 10/1/29,
   Callable 10/1/09 @ 101, FGIC                630         594
Mahopac New York Central
   School District, 5.38%, 6/1/19,
   Callable 6/1/10 @ 101, FSA                  560         568
Metropolitan Transportation Authority,
   Transportation Facilities, Series I,
   7.00%, 7/1/09,  AMBAC                       250         295
Nassau County Industrial Development
   Agency, 5.00%, 7/1/23,
   Callable 7/1/08 @ 102, MBIA                 150         143
Nassau County Industrial Development
   Agency, Civic Facilities, Hofstra
   University Project, 6.75%, 8/1/11,
   Prerefunded 8/1/01 @ 102, AMBAC             250         257
New York City Cultural Resources,
   Museum of Modern Art,
   6.63%, 1/1/11, Prerefunded
   1/1/02 @ 102, AMBAC                         680         709
New York City Housing Development Corp.,
   Multi-Unit Mortgage, Series A,
   7.30%, 6/1/10,
   Callable 6/1/01 @ 102, FHA                  700         715
New York City Housing Development Corp.,
   Multi-Unit Mortgage, Series A,
   7.35%, 6/1/19,
   Callable 6/1/01 @ 102, FHA                  675         690
New York City Industrial
   Development Agency, Civic Facilities,
   USTA National Tennis Center Project,
   6.38%, 11/15/14,
   Callable 11/15/04 @ 102, FSA                200         217
New York City Municipal Water
   Finance Authority, Water & Sewer
   System Revenue, 6.75%, 6/15/16,
   Callable 6/15/01 @ 101, FGIC                325         329
New York City Municipal Water
   Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 6/15/19, MBIA                      3,000       1,139
New York City Transitional Finance
   Authority, 5.00%, 5/1/29,
   Callable 5/1/09 @ 101, MBIA              $  500     $   472
New York City, Series B, GO,
   7.00%, 10/1/18,
   Callable 10/1/01 @ 100, FSA                 300         304
New York City, Series C, GO,
   7.00%, 2/1/12,
   Callable 8/1/01 @ 100, FGIC                  60          60
North Hempstead,
   4.75%, 1/15/23,
   Callable 1/15/08 @ 101, FGIC                750         690
Rome New York City School District, GO,
   5.50%, 6/15/18,
   Callable 6/15/09 @ 101, FSA                 335         344
State Dormitory Authority,
   0.00%, 7/1/18, MBIA                       1,010         408
State Dormitory Authority,
   4.75%, 8/15/19,
   Callable 2/15/09 @ 101, MBIA                250         233
State Dormitory Authority,
   4.75%, 5/15/24,
   Callable 5/15/08 @ 101, MBIA                300         273
State Dormitory Authority, Canisius College,
   5.25%, 7/1/30,
   Callable 7/1/11 @ 101                       750         736
State Dormitory Authority,
   City University, Series 2,
   6.75%, 7/1/24, Prerefunded
   7/1/04 @ 102, MBIA                          700         779
State Dormitory Authority,
   Hamilton College, 5.00%, 7/1/28,
   Callable 7/1/09 @ 101, MBIA                 750         706
State Dormitory Authority,
   Yeshiva University, 5.00%, 7/1/26,
   Callable 7/1/11 @ 100, AMBAC                500         475
State Local Government Assistance,
   Series B, 4.88%, 4/1/20,
   Callable 4/1/08 @ 101, MBIA                 500         470
State Tollway Authority, Series C,
   6.00%, 1/1/25,
   Prerefunded 1/1/05 @ 102, FGIC              550         602
State, GO,
   6.75%, 8/1/18,
   Prerefunded 8/1/01 @ 102, AMBAC             370         381
State, GO,
   6.75%, 8/1/19,
   Prerefunded 8/1/01 @ 102, AMBAC             325         334
Webster New York Central School
   District, 5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         301
Yonkers New York, 5.25%, 10/1/19,
   Callable 10/1/10 @ 101, FGIC                500         500

Total New York Municipal Bonds (Cost $14,852)           15,427

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
New York Tax-Free Fund                                           April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                         Shares       Value

  Investment Companies (1.4%)


Blackrock Institutional Municipal Fund     219,218     $   219

Total Investment Companies (Cost $219)                     219

Total Investments (Cost $15,071) (a) -- 98.4%           15,646

Other assets in excess of liabilities -- 1.6%              247

TOTAL NET ASSETS -- 100.0%                             $15,893

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                              $644
     Unrealized depreciation                               (69)
     Net unrealized appreciation                          $575


AMBAC -- AMBAC Indemnity Corp.

FGIC  -- Insured by Financial Guaranty Insurance Co.

FHA   -- Federal Housing Administration

FSA   -- Insured by Financial Security Assurance

GO    -- General Obligation

MBIA  -- Insured by Municipal Bond Insurance Assoc.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Ohio Municipal Bond Fund                                        April 30, 2001
(Amounts in Thousands)                                             (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

  Ohio Municipal Bonds (93.5%)

General Obligations (62.1%):
Business & Public Services (0.1%):
Mt Vernon Knox County Public
   Library District,, 5.15%, 12/1/09        $  220    $    232

County, City & Special District (5.0%):
Bath Township Capital Appreciation,
   Real Estate Acquisition,
   0.00%, 12/1/07, AMBAC                       205         153
Bath Township Capital Appreciation,
   Real Estate Acquisition,
   0.00%, 12/1/08, AMBAC                       205         145
Butler County, 5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC               180         192
Columbus Tax Increment, Easton Project,
   4.88%, 12/1/24,
   Callable 6/1/09 @ 101, AMBAC              1,000         923
Crawford County Capital Appreciation,
   0.00%, 12/1/10, AMBAC                       300         187
Crawford County Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       500         259
Erie County, 5.50%, 10/1/20, Callable
   10/1/10 @ 100, FGIC                         250         253
Madison County, 7.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC            600         677
Maple Heights Capital Appreciation,
   0.00%, 12/1/07, FSA                         500         373
Maple Heights Capital Appreciation,
   0.00%, 12/1/08, FSA                         505         358
Maple Heights Capital Appreciation,
   0.00%, 12/1/10, FSA                         310         197
Monroe Falls, Series A, 6.95%, 12/1/14,
   Callable 12/1/04 @ 101, AMBAC             1,000       1,106
Newark Capital Appreciation,
   0.00%, 12/1/16, FGIC                      1,490         638
Scioto County, 5.70%, 12/1/20,
   Callable 6/1/10 @ 101, AMBAC                400         417
Summit County, Series A, 6.90%, 8/1/12,
   Prerefunded 8/1/03 @ 100, AMBAC             230         247
Warren County Special Assesment,
   6.55%, 12/1/14                              725         829
Westerville, 4.50%, 12/1/18,
   Callable 12/1/09 @ 101                    1,000         894
Xenia, 5.75%, 6/1/20,
   Callable 6/1/10 @ 101, FGIC                 880         920

                                                         8,768
Education (43.0%):
Alliance City School District,
   0.00%, 12/1/08, AMBAC                       380         267
Alliance City School District,
   0.00%, 12/1/09, AMBAC                       385         256
Alliance City School District,
   0.00%, 12/1/10, AMBAC                       395         249
Alliance City School District,
   0.00%, 12/1/11, AMBAC                       405         240
Amherst Exempt Village School District,
   4.45%, 12/1/09, FGIC                     $  650    $    647
Anthony Wayne Local School District,
   5.75%, 12/1/30,
   Callable 12/1/10 @ 101, FSA               2,215       2,293
Avon Local School District,
   5.50%, 12/1/04, AMBAC                       465         493
Avon Local School District,
   5.55%, 12/1/05, AMBAC                       250         267
Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101                      500         520
Batavia Local School District,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, MBIA              1,500       1,723
Big Walnut Local School District,
   Capital Appreciation,
   0.00%, 12/1/09, AMBAC                       250         168
Brecksville-Broadview Heights City
   School District, 6.50%, 12/1/16,
   Callable 12/1/06 @ 102, FGIC              1,000       1,116
Brunswick City School District
   Improvements, 6.00%, 12/1/26,
   Callable 12/1/09 @ 101, FGIC                500         533
Campbell City School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 100, FSA               1,000       1,042
Cardinal Local School District,
   5.80%, 12/1/25,
   Callable 12/1/10 @ 100, FGIC              2,000       2,088
Dublin City School District,
   Capital Appreciation,
   0.00%, 12/1/09, MBIA                      1,250         830
East Holmes Local School District,
   6.13%, 12/1/20,
   Callable 12/1/10 @ 102, FGIC                500         543
Edgewood City School District,
   Capital Appreciation,
   Series A, 0.00%, 12/1/13, MBIA            1,625         847
Edgewood City School District,
   Capital Appreciation, Series A,
   0.00%, 12/1/15, MBIA                      1,610         736
Fairfield City School District, TCRS,
   7.45%, 12/1/14, FGIC                      1,000       1,238
Fostoria City School District,
   Capital Appreciation,
   0.00%, 12/1/10, MBIA                        375         238
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       280         159
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       280         149
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       280         140

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                         April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Graham Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                     $  200    $    120
Graham Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        200         113
Hamilton City School District
   Improvements, Series A,
   6.15%, 12/1/16,
   State Aid Withholding                       600         672
Hamilton Local School District,
   4.00%, 12/1/01, FGIC                        300         295
Hamilton Local School District,
   4.35%, 12/1/11, FGIC                        300         290
Hamilton Local School District,
   5.38%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC              1,200       1,227
Hilliard School District,
   0.00%, 12/1/16, FGIC                      3,720       1,602
Hilliard School District, 0.00%,
   12/1/17, FGIC                             3,720       1,500
Hilliard School District,
   0.00%, 12/1/19, FGIC                      2,000         710
Indian Lake Local School District,
   Capital Appreciation,
   Construction & Improvements,
   0.00%, 12/1/11, AMBAC                       250         150
Indian Lake Local School District,
   Capital Appreciation, Construction
   & Improvements, 0.00%, 12/1/12,
   AMBAC                                       250         142
Indian Lake Local School District,
   Capital Appreciation, Construction
   & Improvements, 0.00%, 12/1/13,
   AMBAC                                       250         133
Indian Lake Local School District,
   Capital Appreciation, Construction
   & Improvements, 0.00%, 12/1/14,
   AMBAC                                       250         125
Indian Lake Local School District,
   Capital Appreciation, Construction
   & Improvements, 0.00%,
   12/1/15, AMBAC                              250         118
Indian Lake Local School District,
   Capital Appreciation, Construction
   & Improvements, 0.00%, 12/1/16,
   AMBAC                                       250         110
Indian Valley Local School District,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, AMBAC             2,500       2,832
Jackson Local School District,
   5.63%, 12/1/25,
   Callable 12/1/10 @ 100, FSA               1,500       1,531
Lake Local School District,
   5.75%, 12/1/26,
   Callable 12/1/10 @ 100, FGIC              5,540       5,735
Lakeview Local School District,
   6.95%,12/1/19,
   Callable 12/1/04 @ 102, AMBAC            $1,250    $  1,408
Lakota Local School
   District Improvements,
   4.25%, 12/1/11,
   Callable 6/1/11 @ 100, FGIC                 900         863
Lakota Local School
   District Improvements,
   5.00%, 12/1/20,
   Callable 6/1/11 @ 100, FGIC               1,000         956
Lakota Local School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                        320         225
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       570         268
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       285         126
Lima City School District,
   5.20%, 12/1/06, AMBAC                       255         270
Lima City School District,
   5.00%, 12/1/07, AMBAC                       405         423
Lima City School District,
   5.00%, 12/1/08, AMBAC                       400         417
Lima City School District,
   5.00%, 12/1/09, AMBAC                       400         416
Lima City School District,
   0.00%, 12/1/10, AMBAC                       305         191
Lima City School District,
   0.00%, 12/1/11, AMBAC                       305         180
Lima City School District,
   0.00%, 12/1/12, AMBAC                       305         170
Lima City School District,
   0.00%, 12/1/12, AMBAC                       520         289
Lima City School District,
   0.00%, 12/1/13, AMBAC                       520         272
Lima City School District,
   0.00%, 12/1/14, AMBAC                       520         254
Lima City School District,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 102, AMBAC             2,000       2,152
Madison Local School District,
   5.60%, 12/1/26,
   Callable 12/1/10 @ 101, FGIC                500         507
Marion Local School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101, MBIA                230         239
Marysville Exempt Village School District,
   0.00%, 12/1/13, AMBAC                       555         290
Marysville Exempt Village
   School District,
   0.00%, 12/1/16, MBIA                        500         227
Marysville Exempt Village
   School District,
   0.00%, 12/1/17, AMBAC                       955         385

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                         April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Marysville Exempt Village
   School District, 6.00%, 12/1/24,
   Callable 12/1/10 @ 101, AMBAC            $  725    $    778
Marysville Exempt Village School
   District, 5.38%, 12/1/29,
   Callable 12/1/10 @ 101, FSA               2,465       2,456
Morgan Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, FSA                         200         107
Morgan Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, FSA                         220         103
Mount Vernon City School District,
   7.50%, 12/1/14,
   Callable 12/1/04 @ 101, FGIC                500         561
New Miami Local School District,
   0.00%, 12/1/11, FSA                         115          69
New Miami Local School District,
   0.00%, 12/1/12, FSA                         120          68
New Miami Local School District,
   0.00%, 12/1/13, FSA                         120          64
New Miami Local School District,
   0.00%, 12/1/14, FSA                         120          60
New Miami Local School District,
   5.60%, 12/1/22,
   Callable 12/1/10 @ 101, FSA               1,235       1,273
Newcomerstown Exempt Village
   School Facilities, 6.25%, 12/1/23,
   Callable 12/1/10 @ 102, MBIA                900         983
Nordonia Hills Local School
   District Improvements, 5.40%, 12/1/20,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,507
Nordonia Hills Local School District,
   School Improvements, 5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,510
Northeastern Local School District,
   5.80%, 12/1/26,
   Callable 12/1/10 @ 101, MBIA              1,500       1,564
Northwest Local School District,
   Capital Appreciation, 0.00%,
   12/1/13, AMBAC                              280         149
Northwest Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       280         140
Norwalk City School District,
   4.75%, 12/1/26,
   Callable 12/1/09 @ 100, AMBAC             1,250       1,112
Olentangy Local School District,
   5.63% 12/1/27,
   Callable 12/1/10 @ 100, FSA,              2,000       2,040
Olentangy Local School District, Series A,
   6.25%, 12/1/14,
   Callable 12/1/04 @ 102                      500         551
Pickerington Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       870         481
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/10, AMBAC                    $  185    $    118
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                       185         111
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       185         105
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       185          99
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       185          93
Riverside Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        145          84
Riverside Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        145          78
South-Western City School District,
   4.75%, 12/1/19,
   Callable 12/1/09 @ 100, AMBAC             1,000         918
South-Western City School District,
   4.75%, 12/1/26,
   Callable 12/1/09 @ 100, AMBAC             5,000       4,452
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                     1,715       1,015
Springfield Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        340         193
State Community Schools, Capital
   Facilities Improvements, Series A,
   4.75%, 6/15/19,
   Callable 6/15/10 @ 100                    5,000       4,623
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        170         101
Steubenville City School District,
   Capital Appreciation, 0.00%, 12/1/12,
   MBIA                                        170          96
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/13, MBIA                        170          90
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/14, MBIA                        170          84
Sycamore Community School District
   Improvements, Capital Appreciation,
   0.00%, 12/1/07                              360         268
Tuscarawas Valley School District,
   Capital Appreciation,
   0.00%, 12/1/19, MBIA                        580         212
Van Buren Local School District
   Construction & Improvements,
   4.05%, 12/1/08, FSA                         500         488

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Ohio Municipal Bond Fund                                          April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Wadsworth City School District, Capital
   Appreciation, 0.00%, 12/1/07, FGIC       $  555    $    412
Wadsworth City School District, Capital
   Appreciation, 0.00%, 12/1/08, FGIC          555         390
Wadsworth City School District, Capital
   Appreciation, 0.00%, 12/1/10, FGIC          105          67
Wadsworth City School District, Capital
   Appreciation, 0.00%, 12/1/11, FGIC          105          63
Wadsworth City School District, Capital
   Appreciation, 0.00%, 12/1/11, FGIC          555         328
Wadsworth City School District, Capital
   Appreciation, 0.00%, 12/1/12, FGIC          105          60
Wadsworth City School District, Capital
   Appreciation, 0.00%, 12/1/12, FGIC          575         319
Westerville City School District,
   4.35%, 12/1/11,
   Callable 6/1/11 @ 100, MBIA                 975         944

                                                        76,102

Housing (0.8%):
Belmont County Home Improvements,
   3.65%, 12/1/01, MBIA                        170         170
Cincinnati, 6.30%, 12/1/15,
   Callable 6/1/05 @ 101, AMT                1,250       1,315

                                                         1,485

Public Facilities (Convention, Sport,
   Public Buildings) (0.1%):
Athens Recreation Facilities,
   4.75%, 12/1/08, FGIC                        200         206

Public Improvements (4.3%):
Akron, 5.50%, 12/1/21,
   Callable 12/1/10 @ 101                      510         514
Cincinnati, 5.00%, 12/1/09                   2,955       3,083
Cincinnati, 5.00%, 12/1/10                   2,955       3,071
Lorain Urban Development,
   5.70%, 12/1/28,
   Callable 12/1/10 @ 100, MBIA              1,000       1,030

                                                         7,698

Transportation (4.2%):
State Highway Capital Improvement,
   Series D, 4.25%, 5/1/05                   2,400       2,436
State Highway Capital Improvement,
   Series D, 4.50%, 5/1/08                   5,000       5,069

                                                         7,505

Utilities (Sewers, Telephone,
   Electric) (4.6%):
Avon Route 83 Sewer Improvements,
   6.50%, 12/1/15                              335         382
Canton, Waterworks System,
   5.75%, 12/1/10,
   Callable 12/1/05 @ 102, AMBAC               500         533
Delaware County Sewer District,
   4.75%, 12/1/24,
   Callable 12/1/09 @ 101, MBIA              6,000       5,385
Huron County, Landfill Issue II,
   5.40%, 12/1/07, MBIA                        285         305
Huron County, Landfill Issue II,
   5.60%, 12/1/09,
   Callable 12/1/07 @ 102, MBIA             $  320    $    346
Toledo, Sewer Improvements,
   6.10%, 12/1/14,
   Callable 12/1/04 @ 102, AMBAC             1,000       1,075

                                                         8,026

Total General Obligations                              110,022

Revenue Bonds (31.4%):
Education (10.0%):
Bowling Green State University
   General Receipts,
   4.80%, 6/1/10, FGIC                       1,325       1,351
State Higher Education Facility Revenue,
   Ohio Northern University,
   3.70%, 5/1/01                               250         250
State Higher Education Facility Revenue,
   Series II-A, 4.50%, 11/1/08               5,000       5,060
State Higher Education Facility Revenue,
   University of Dayton, 4.00%,
   12/1/08, AMBAC                            2,135       2,075
State Higher Education Facility Revenue,
   University of Dayton, 4.00%,
   12/1/10, AMBAC                            2,000       1,897
State Higher Education Facility Revenue,
   University of Dayton, 5.50%, 12/1/30,
   Callable 12/1/10 @ 101, AMBAC             2,000       2,013
State Higher Education Facility Revenue,
   Xavier University, 6.00%, 5/15/08,
   Callable 5/15/07 @ 102, MBIA                500         550
State Public Facility Commission,
   Higher Educational Facilities Revenue,
   Series II-A, 4.50%, 12/1/03                 500         512
State Special Obligation, Elementary
   & Secondary Education Facilities,
   Series A, 5.00%, 6/1/07, AMBAC            1,100       1,151
State Special Obligation, Elementary
   & Secondary Education Facilities,
   Series B, 5.00%, 12/1/06, FSA             1,550       1,624
State University General Receipts,
   Series A, 5.75%, 12/1/24,
   Callable 12/1/09 @ 101                    1,250       1,299

                                                        17,782

Hospitals, Nursing Homes
   & Health Care (4.2%):
Cuyahoga County Hospital, Fairview
   General Hospital Project,
   6.25%, 8/15/10,
   Callable 2/15/03 @ 102                      500         528
Cuyahoga County Hospital,
   University Hospital Health,
   5.00%, 1/15/02, AMBAC                     1,060       1,074
Hamilton County Hospital
   Facilites Revenue, Health Alliance,
   Series B, 4.25%*, 5/2/01**, MBIA          3,000       2,999

                     See notes to financial statements.

THE VICTORY PORTFOLIOS             `         Schedules of Investments--continued
Ohio Municipal Bond Fun                                           April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                           Principal    Market
Security Description                        Amount       Value

Lake County Hospital,
   Improvement Facilities,
   6.38%, 8/15/03, AMBAC                    $  900    $    927
Lucas County Hospital Revenue,
   5.75%, 11/15/14,

   Callable 11/15/06 @ 102, MBIA             1,785       1,887

                                                         7,415

Housing (5.3%):
Cuyahoga County Multifamily,
   Dalebridge Apartments,
   6.60%, 10/20/30,
   Callable 10/20/05 @ 102,
   GNMA AMT                                  2,000       2,084
Cuyahoga County Multifamily,
   Water Street Assoc., 5.60%,
   6/20/08, GNMA AMT                           370         385
Greater Cincinnati Elderly Housing
   Finance Corp., Walnut Towers,
   Series A, 6.90%, 8/1/25,
   Callable 8/1/04 @ 102, FHA                2,020       2,097
Ohio Capital Corp. for Housing
   Management, Bucyrus Estate,
   Series 0, 5.75%, 7/1/06,
   Callable 7/1/05 @ 102, MBIA                 155         160
Ohio Capital Corp. for Housing
   Management, Kent Gardens,
   Series LL, 6.35%, 7/1/15,
   Callable 1/1/03 @ 101, MBIA               1,000       1,024
Ohio Capital Corp. for Housing
   Management, Springhill Homes,
   Series C, 6.50%, 7/1/24,
   Callable 1/1/03 @ 103, MBIA                 920         954
Ohio Housing Finance Agency,
   Residential, Series A-1,
   5.70%, 9/1/09, GNMA AMT                     995       1,064
Ohio Housing Finance Agency,
   Residential, Series A-1, 6.35%, 9/1/31,
   Callable 9/1/09 @ 100, GNMA AMT           1,500       1,571

                                                         9,339

Public Facilities (Convention, Sport,
   Public Buildings) (1.5%):
Crawford County, Correctional Facilities,
   6.75%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC          1,385       1,553
State Building Authority, Adult
   Correctional Facilities, Series A,
   6.13%, 10/1/12,
   Callable 10/1/03 @ 102                    1,000       1,062

                                                         2,615

Public Improvements (1.7%):
Franklin County Development,
   American Chemical Society Project,
   4.50%, 10/1/02                            1,300       1,319
Franklin County Development,
   American Chemical Society Project,
   5.00%, 10/1/06                            1,350       1,388
State Economic Development, ABS
   Industries, Inc. Project,
   6.00%, 6/1/04 AMT                        $  360    $    373

                                                         3,080

Transportation (0.7%):
State Infrastructure Highway,
   5.00%, 12/15/07                           1,175       1,230

Utilities (Sewers, Telephone,
   Electric) (5.9%):
Akron Sewer System Revenue,
   4.95%, 12/1/10, AMBAC                       300         308
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            410         461
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            340         383
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/24,
   Prerefunded 11/15/04 @ 102, MBIA          1,985       2,234
Cuyahoga County Utility System,
   Medical Center Co. Project,
   Series B, 5.85%, 8/15/10,
   Callable 8/15/05 @ 102, MBIA AMT          1,500       1,580
Hamilton County Sewer Systems
   Revenue, Series A,
   6.00%, 12/1/05, FGIC                      1,080       1,173
Mahoning County Sewer System Revenue,
   5.20%, 12/1/14,
   Callable 12/1/10 @ 101, AMBAC             1,000       1,016
State Water Development Authority,
   Dayton Power & Light,
   Series A, 6.40%, 8/15/27,
   Callable 8/15/02 @ 102                    3,250       3,325

                                                        10,480

Utilities -- Water (2.1%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC              1,250       1,279
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC               420         430
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC               445         454
Cleveland Waterworks, 5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA              940       1,025
Huber Heights Water Systems, Capital
   Appreciation, 0.00%, 12/1/24, MBIA        1,000         265
Huber Heights Water Systems, Capital
   Appreciation, 0.00%, 12/1/25, MBIA        1,000         250
                                                         3,703

Total Revenue Bonds                                     55,644

Total Ohio Municipal Bonds (Cost $161,409)             165,666

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedules of Investments--continued
Ohio Municipal Bond Fund                                          April 30, 2001
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                                         Market
Security Description                         Shares       Value

  Investment Companies (8.8%)

Investment Company (8.8%):
Federated Ohio Municipal Cash
   Trust Fund                            7,479,114    $  7,479
Fidelity Ohio Tax Free Money
   Market Fund                           8,141,340       8,141

Total Investment Companies (Cost $15,620)               15,620

Total Investments (Cost $177,029) (a) -- 102.3%        181,286

Liabilities in excess of other assets -- (2.3)%        (4,031)

TOTAL NET ASSETS -- 100.0%                            $177,255

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $ 5,547
     Unrealized depreciation                            (1,290)
     Net unrealized appreciation                       $ 4,257

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2001.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- AMBAC Indemnity Corp.

AMT   -- Alternative Minimum Tax

FGIC  -- Insured by Financial Guaranty Insurance Corp.

FHA   -- Federal Home Association

FSA   -- Insured by Financial Security Assurance

GNMA  -- Insured by Government National Mortgage Association

MBIA  -- Insured by Municipal Bond Insurance Association

                     See notes to financial statements.


                                            Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                            April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                     (Unaudited)


                                                                                      National                            Ohio
                                                                                      Municipal         New York        Municipal
                                                                                       Bond             Tax-Free          Bond
                                                                                       Fund              Fund             Fund

ASSETS:
Investments, at value (Cost $56,838; $15,071; $177,029)                               $57,228           $15,646         $181,286
Cash                                                                                    1,189                --              125
Interest and dividends receivable                                                         394               248            2,796
Receivable from brokers for investments sold                                            1,765                --               --
Receivable from affiliates                                                                 17                 3                3
Prepaid expenses and other assets                                                          13                13                9

         Total Assets                                                                  60,606            15,910          184,219

LIABILITIES:
Payable to brokers for investments purchased                                           12,535                --            6,782
Accrued expenses and other payables
     Investment advisory fees                                                              15                 5               85
     Administration fees                                                                    1                --                4
     Custodian fees                                                                         3                 1                6
     Transfer agent fees                                                                   10                 7               25
     Shareholder service fees-- Class A                                                     8                 4               13
     12b-1 Fees-- Class G                                                                  --                --               45
     Other                                                                                  1                --                4

         Total Liabilities                                                             12,573                17            6,964

NET ASSETS:
Capital                                                                                46,300            15,297          171,953
Undistributed (distribution in excess of) net investment income                           (37)               (5)             (79)
Net unrealized appreciation/depreciation from investments                                 390               575            4,257
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                         1,380                26            1,124

         Net Assets                                                                   $48,033           $15,893         $177,255

Net Assets
     Class A                                                                          $44,590           $13,142         $ 67,916
     Class G                                                                            3,443             2,751          109,339

         Total                                                                        $48,033           $15,893         $177,255

Outstanding units of beneficial interest (shares)
     Class A                                                                            4,198             1,070            5,834
     Class G                                                                              323               225            9,405

         Total                                                                          4,521             1,295           15,239

Net asset value
     Redemption price per share-- Class A                                             $ 10.62           $ 12.28          $ 11.64
     Offering and redemption price per share-- Class G                                $ 10.63           $ 12.23          $ 11.63

Maximum sales charge-- Class A                                                           5.75%             5.75%            5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent)-- Class A                             $ 11.27           $ 13.03          $ 12.35


                      See notes to financial statements.


                                                        Statements of Operations
The Victory Portfolios                   For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                               (Unaudited)


                                                                     National                           Ohio
                                                                     Municipal          New York     Municipal
                                                                       Bond             Tax-Free       Bond
                                                                       Fund              Fund          Fund

Investment Income:
Interest income                                                     $  966             $467          $4,484
Dividend income                                                         53               10             126

     Total Income                                                    1,019              477           4,610

Expenses:
Investment advisory fees                                               120               46             522
Administration fees                                                     33               13             130
Shareholder service fees -- Class A                                     50               15              82
12b-1 fees -- Class G                                                    3                4             133
Accounting fees                                                         28               25              42
Custodian fees                                                          11                4              21
Legal and audit fees                                                     2                1               7
Trustees' fees and expenses                                              1               --               2
Transfer agent fees                                                     13               11              28
Registration and filing fees                                            13               10               6
Other                                                                    2                1               7

     Total Expenses                                                    276              130             980

Expenses voluntarily reduced                                           (42)             (20)           (147)

     Expenses before reimbursement from distributor                    234              110             833
     Expenses reimbursed by distributor                                 (1)             (15)            (12)

     Net Expenses                                                      233               95             821

Net Investment Income                                                  786              382           3,789

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions             1,379               75           1,859
Change in unrealized appreciation/depreciation from investments       (185)             129           1,061

Net realized/unrealized gains (losses) from investments              1,194              204           2,920

Change in net assets resulting from operations                      $1,980             $586          $6,709


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                      National Municipal                New York               Ohio Municipal
                                                           Bond Fund                  Tax-Free Fund               Bond Fund

                                                        Six                          Six                        Six
                                                      Months         Year          Months        Year         Months       Year
                                                       Ended         Ended          Ended        Ended         Ended       Ended
                                                     April 30,    October 31,     April 30,     October 31,  April 30,   October 31,
                                                       2001          2000           2001         2000          2001        2000

                                                     (Unaudited)                 (Unaudited)                (Unaudited)

From Investment Activities:
Operations:
     Net investment income                           $   786      $  1,452       $   382       $   790      $  3,789     $  8,070
     Net realized gains (losses) from
        investment transactions                        1,379           762            75           (31)        1,859         (212)
     Net change in unrealized appreciation/
        depreciation from investments                   (185)          625           129           276         1,061        5,337

Change in net assets resulting
   from operations                                     1,980         2,839           586         1,035         6,709       13,195

Distributions to Shareholders:
     From net investment income:
         Class A                                        (794)       (1,405)         (329)         (728)       (1,539)      (2,984)
         Class B                                          --           (20)           --           (43)           --          --
         Class G                                         (55)          (13)          (59)          (31)       (2,419)      (5,065)
     From net realized gains from
        investment transactions                         (761)         (179)           --            --            --          --

Change in net assets from distributions
   to shareholders                                    (1,610)       (1,617)         (388)         (802)       (3,958)      (8,049)

Capital Transactions:
     Proceeds from shares issued                      14,845        14,698         2,103         3,516        18,074       22,493
     Proceeds from shares exchanged from Class B          --         2,150            --         3,065            --          --
     Dividends reinvested                              1,022         1,083           259           516         2,622        5,671
     Cost of shares redeemed                          (5,829)      (19,310)       (3,003)       (5,287)      (17,186)     (59,758)
     Cost of shares exchanged to Class A                  --        (2,150)           --        (3,065)           --          --

Change in net assets from
   capital transactions                               10,038        (3,529)         (641)       (1,255)        3,510      (31,594)

Change in net assets                                  10,408        (2,307)         (443)       (1,022)        6,261      (26,448)

Net Assets:
     Beginning of period                              37,625        39,932        16,336        17,358       170,994      197,442

     End of period                                   $48,033      $ 37,625       $15,893       $16,336      $177,255     $170,994

Share Transactions:
     Issued                                            1,394         1,435           171           292         1,537        2,001
     Issued in connection with exchange
        from Class B                                      --           214            --           258            --          --
     Reinvested                                           98           106            21            43           224          508
     Redeemed                                           (548)       (1,889)         (240)         (440)       (1,469)      (5,351)
     Redeemed in connection with exchange
        to Class A                                        --          (214)           --          (258)           --          --

Change in Shares                                         944          (348)          (48)         (105)          292       (2,842)


                     See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     National Municipal Bond Fund

                                                              Class A Shares                                   Class G Shares

                                   Six                                                                       Six       December 17,
                                  Months         Year       Year        Year        Year        Year       Months         1999
                                  Ended          Ended      Ended       Ended       Ended       Ended       Ended        through
                                 April 30,    October 31, October 31, October 31, October 31, October 31,  April 30,  October 31,
                                   2001           2000       1999        1998        1997        1996        2001        2000<F2>

                                 (Unaudited)                                                              (Unaudited)

Net Asset Value,
  Beginning of Period            $ 10.52      $ 10.17     $ 10.92     $ 10.51     $ 10.16     $ 10.06     $10.52      $10.13

Investment Activities
     Net investment income          0.18         0.40        0.41        0.43        0.45       0.44        0.17        0.32
     Net realized and unrealized
      gains (losses) from
      investments                   0.32         0.40       (0.51)       0.41        0.35        0.13       0.33        0.40
         Total from Investment
          Activities                0.50         0.80       (0.10)       0.84        0.80        0.57       0.50        0.72

Distributions
     Net investment income         (0.20)       (0.40)      (0.41)      (0.43)      (0.45)      (0.44)     (0.19)      (0.33)
     Net realized gains            (0.20)       (0.05)      (0.24)         --          --          --      (0.20)         --
     In excess of net realized
      gains                           --           --          --          --          --       (0.03)       --           --

         Total Distributions       (0.40)       (0.45)      (0.65)      (0.43)      (0.45)      (0.47)     (0.39)      (0.33)

Net Asset Value, End of Period   $ 10.62      $ 10.52     $ 10.17     $ 10.92     $ 10.51     $ 10.16     $10.63      $10.52

Total Return
  (excludes sales charges)          4.91%<F3>    8.07%      (0.99)%      8.15%       8.10%       5.83%      4.87%<F3>   7.26%<F3>

Ratios/Supplementary Data:
Net Assets at end of period(000) $44,590      $36,516     $37,579     $47,296     $47,705     $36,958     $3,443      $1,109
Ratio of expenses to
  average net assets <F5>           1.05%<F4>    1.04%       0.86%       0.67%       0.36%       0.29%      1.31%<F4>   1.48%<F4>
Ratio of net investment income
   to average net assets <F5>       3.61%<F4>    3.93%       3.80%       4.02%       4.43%       4.37%      3.25%<F4>   3.42%<F4>
Ratio of expenses to average net
  assets<F1>                        1.24%<F4>    1.33%       1.24%       1.22%       1.27%       1.35%      1.60%<F4>   4.85%<F4>
Ratio of net investment income
   to average net assets<F1>        3.42%<F4>    3.64%       3.42%       3.47%       3.52%       3.31%      2.96%<F4>   0.05%<F4>
Portfolio turnover <F6>              271%         270%        127%        152%        154%        143%       271%        270%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective February 28, 2001, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain net operating expenses of Class G Shares of the Fund at a maximum of 1.90% until at least February 28, 2011.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     New York Tax-Free Fund

                                                              Class A Shares                                   Class G Shares

                                       Six                                                                    Six       December 21,
                                     Months         Year       Year        Year        Year        Year       Months       1999
                                      Ended         Ended      Ended       Ended       Ended       Ended       Ended      through
                                    April 30,   October 31, October 31, October 31, October 31, October 31,  April 30,  October 31,
                                      2001          2000       1999        1998        1997        1996        2001       2000<F2>

                                    (Unaudited)                                                              (Unaudited)

Net Asset Value, Beginning
  of Period                         $ 12.17     $ 11.99     $ 12.80     $ 12.68     $ 12.73     $ 12.85      $12.11     $11.94

Investment Activities
     Net investment income             0.29        0.61        0.61        0.61        0.68        0.68        0.26       0.52
     Net realized and
        unrealized gains
        (losses) from
        investments                    0.11        0.19       (0.81)       0.14        0.03       (0.11)       0.12       0.20

         Total from
          Investment
          Activities                   0.40        0.80       (0.20)       0.75        0.71        0.57        0.38       0.72

Distributions
     Net investment income            (0.29)      (0.62)      (0.61)      (0.61)      (0.72)      (0.68)      (0.26)     (0.55)
     Net realized gains                  --          --          --       (0.02)      (0.04)      (0.01)         --         --

         Total Distributions          (0.29)      (0.62)      (0.61)      (0.63)      (0.76)      (0.69)      (0.26)     (0.55)

Net Asset Value,
  End of Period                     $ 12.28     $ 12.17     $ 11.99     $ 12.80     $ 12.68     $ 12.73      $12.23     $12.11

Total Return
  (excludes sales charges)             3.26%<F3>   7.00%      (1.74)%      6.12%       5.77%       4.53%       3.12%<F3>  6.16%<F3>

Ratios/Supplementary Data:
Net Assets
  at end of period (000)            $13,142     $14,082     $14,084     $18,073     $15,335     $13,754      $2,751     $2,254
Ratio of expenses to
  average net assets <F5>              1.05%<F4>   0.98%       0.95%       0.94%       0.94%       0.93%       1.54%<F4>  1.54%<F4>
Ratio of net investment
  income to average
  net assets <F5>                      4.61%<F4>   5.08%       4.82%       4.85%       5.32%       5.25%       4.11%<F4>  4.42%<F4>
Ratio of expenses to
  average net assets<F1>               1.48%<F4>   1.60%       1.42%       1.35%       1.49%       1.58%       1.87%<F4>  2.96%<F4>
Ratio of net investment
  income to average
  net assets<F1>                       4.18%<F4>   4.46%       4.35%       4.44%       4.77%       4.60%       3.78%<F4>  3.00%<F4>
Portfolio turnover <F6>                  23%         26%         28%         38%         11%         --          23%        26%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective February 28, 2001, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain net operating expenses of Class G Shares of the Fund at a maximum of 1.90% until at least February 28, 2011.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     Ohio Municipal Bond Fund

                                                                           Class A Shares

                                               Six
                                              Months         Year        Year        Year        Year        Year
                                              Ended         Ended       Ended       Ended       Ended       Ended
                                             April 30,    October 31, October 31, October 31, October 31, October 31,
                                               2001          2000        1999        1998        1997        1996

                                             (Unaudited)

Net Asset Value, Beginning of Period         $ 11.45      $ 11.11     $ 12.04     $ 11.72     $ 11.43     $ 11.32

Investment Activities
     Net investment income                      0.26         0.51        0.49        0.51        0.53        0.54
     Net realized and unrealized gains
        (losses) from investments               0.20         0.34       (0.75)       0.42        0.29        0.11

         Total from
            Investment Activities               0.46         0.85       (0.26)       0.93        0.82        0.65

Distributions
     Net investment income                     (0.27)       (0.51)      (0.49)      (0.51)      (0.53)      (0.54)
     Net realized gains                           --           --       (0.10)      (0.10)         --          --
     In excess of net realized gains              --           --       (0.08)         --          --          --

         Total Distributions                   (0.27)       (0.51)      (0.67)      (0.61)      (0.53)      (0.54)

Net Asset Value, End of Period               $ 11.64      $ 11.45     $ 11.11     $ 12.04     $ 11.72     $ 11.43

Total Return (excludes sales charges)           3.98%<F4>    7.84%      (2.29)%      8.18%       7.37%       5.87%

Ratios/Supplementary Data:
Net Assets at end of period (000)            $67,916      $64,414     $74,984     $82,704     $78,043     $73,463
Ratio of expenses to
   average net assets <F6>                      0.94%<F5>    0.94%       0.92%       0.91%       0.89%       0.89%
Ratio of net investment income
   to average net assets <F6>                   4.36%<F5>    4.52%       4.20%       4.31%       4.60%       4.72%
Ratio of expenses to
   average net assets<F1>                       1.11%<F5>    1.15%       1.14%       1.13%       0.99%       1.05%
Ratio of net investment income
   to average net assets<F1>                    4.19%<F5>    4.31%       3.98%       4.09%       4.50%       4.56%
Portfolio turnover <F7>                           39%          69%        112%         95%         74%         81%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the Victory Ohio Municipal Bond Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> On December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the fund at a maximum of 0.91% until April 1, 2001.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                       Ohio Municipal Bond Fund

                                                          Class G Shares

                                                Six                     March 26,
                                               Months        Year         1999
                                               Ended        Ended       through
                                             April 30,    October 31,  October 31,
                                                2001         2000      1999<F2><F3>

                                             (Unaudited)

Net Asset Value, Beginning of Period         $  11.43     $  11.09     $  11.79

Investment Activities
     Net investment income                       0.25         0.51         0.28
     Net realized and unrealized gains
        (losses) from investments                0.21         0.34        (0.70)

         Total from
            Investment Activities                0.46         0.85        (0.42)

Distributions
     Net investment income                      (0.26)       (0.51)       (0.28)
     Net realized gains                            --           --           --
     In excess of net realized gains               --           --           --

         Total Distributions                    (0.26)       (0.51)       (0.28)

Net Asset Value, End of Period               $  11.63     $  11.43     $  11.09

Total Return (excludes sales charges)            4.07%<F4>    7.89%       (3.59)%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)            $109,339      $106,580    $122,458
Ratio of expenses to
   average net assets <F6>                       0.95%<F5>    0.91%        0.90%<F5>
Ratio of net investment income
   to average net assets <F6>                    4.36%<F5>    4.56%        4.18%<F5>
Ratio of expenses to
   average net assets<F1>                        1.14%<F5>    1.13%        1.12%<F5>
Ratio of net investment income
   to average net assets<F1>                     4.17%<F5>    4.34%        3.96%<F5>
Portfolio turnover <F7>                            39%          69%         112%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the Victory Ohio Municipal Bond Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> On December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the fund at a maximum of 0.91% until April 1, 2001.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount       Value

  Commercial Paper (8.0%)

General Electric Capital Corp.,
   4.66%, 5/1/01                          $ 34,491    $ 34,491

Total Commercial Paper (Cost $34,491)                   34,491

  Common Stocks (55.9%)

Aerospace/Defense (1.1%):
Boeing Co.                                  40,000       2,472
United Technologies Corp.                   30,000       2,342

                                                         4,814

Aluminum (0.8%):
Alcoa, Inc.                                 81,800       3,387

Automotive (0.7%):
Ford Motor Co.                             100,000       2,948

Automotive Parts (0.3%):
TRW, Inc.                                   35,000       1,346

Banks (5.5%):
Bank of America Corp.                       87,090       4,877
FleetBoston Financial Corp.                 20,000         767
J.P. Morgan Chase & Co.                     95,000       4,558
Mellon Financial Corp.                     138,000       5,648
SunTrust Banks, Inc.                        95,000       6,032
Wells Fargo Co.                             50,000       2,349

                                                        24,231

Chemicals -- General (1.2%):
Dow Chemical Co.                            10,000         335
Eastman Chemical                            30,000       1,597
Praxair, Inc.                               40,000       1,893
Sigma-Aldrich                               31,000       1,427

                                                         5,252

Computers & Peripherals (2.5%):
Cisco Systems, Inc. (b)                     79,000       1,341
Dell Computer Corp. (b)                     35,000         920
Electronic Data Systems Corp.               30,000       1,935
Hewlett-Packard Co.                         54,600       1,552
International Business Machines Corp.       44,000       5,067

                                                        10,815

Consulting Services (0.1%):
KPMG Consulting, Inc. (b)                   20,000         312

Consumer Products (0.6%):
Newell Rubbermaid, Inc.                     54,600       1,472
Procter & Gamble Co.                        20,000       1,201

                                                         2,673

Cosmetics & Toiletries (0.5%):
Kimberly-Clark Corp.                        35,000       2,079

Electrical Equipment (0.4%):
Emerson Electric Co.                        28,200       1,880

Electronic & Electrical --
  General (2.6%):
General Electric Co.                       163,900    $  7,954
Texas Instruments, Inc.                     85,000       3,290

                                                        11,244

Electronics (0.5%):
Johnson Controls, Inc.                      30,000       2,172

Financial Services (5.5%):
Citigroup, Inc.                            138,333       6,799
Fannie Mae                                  88,200       7,078
Household International, Inc.               80,000       5,122
Morgan Stanley Dean Witter & Co.            74,000       4,646

                                                        23,645

Food Processing & Packaging (1.6%):
General Mills, Inc.                         91,000       3,586
Sara Lee Corp.                             161,000       3,206

                                                         6,792

Health Care (1.7%):
HCA-The Healthcare Co.                      92,500       3,580
Health Management Associates, Inc. (b)      85,000       1,523
Medtronic, Inc.                             55,000       2,453

                                                         7,556

Heavy Machinery (0.1%):
Deere & Co.                                 15,000         616

Industrial Goods & Services (0.3%):
Parker Hannifin Corp.                       25,000       1,166

Insurance -- Property, Casualty,
   Health (0.8%):
Chubb Corp.                                 20,500       1,368
St Paul Cos., Inc.                          45,000       2,030

                                                         3,398

Insurance -- Multi-Line (2.9%):
Allstate Corp.                              47,884       1,999
American General Corp.                      38,000       1,657
American International Group, Inc.          44,500       3,641
Lincoln National Corp.                      52,000       2,400
Torchmark Corp.                             80,000       3,031

                                                        12,728

Internet Service Provider (0.8%):
AOL Time Warner, Inc. (b)                   71,500       3,611

Internet Services (0.0%):
Check Point Software
   Technologies Ltd. (b)                       500          31

Manufacturing --
   Miscellaneous (1.4%):
Honeywell International, Inc.               47,400       2,317
Textron, Inc.                               73,800       3,913

                                                         6,230

Media (0.9%):
Viacom, Inc. (b)                            72,400       3,769

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments -- continued
Balanced Fund                                                     April 30, 2001
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                                      Market
Security Description                        Shares     Value

Oil & Gas Exploration,
   Production & Services (1.4%):
Amerada Hess Corp.                          18,000    $  1,575
Anadarko Petroleum Corp.                    30,000       1,939
Enron Corp.                                 40,200       2,521

                                                         6,035

Oil-Integrated Companies (4.8%):
Chevron Corp.                               57,001       5,504
Exxon Mobil Corp.                           73,895       6,546
Texaco, Inc.                                56,000       4,048
Unocal Corp.                                51,000       1,946
USX-Marathon Group, Inc.                    80,000       2,557

                                                        20,601

Oilfield Services & Equipment (1.1%):
Baker Hughes, Inc.                          39,600       1,556
Schlumberger Ltd.                           49,000       3,249

                                                         4,805

Paper Products (0.3%):
International Paper Co.                     35,000       1,371

Pharmaceuticals (3.3%):
Abbott Laboratories                         60,000       2,783
American Home Products Corp.                43,800       2,529
Bristol-Myers Squibb Co.                    11,000         616
Merck & Co., Inc.                           21,000       1,595
Pfizer, Inc.                               134,600       5,829
Schering-Plough Corp.                       20,000         771

                                                        14,123

Pipelines (0.6%):
El Paso Energy Corp.                        40,000       2,752

Railroads (0.6%):
Union Pacific Corp.                         44,000       2,503

Retail (1.4%):
Target Corp.                               158,600       6,098

Retail -- Department Stores (0.3%):
May Department Stores Co.                   34,500       1,285

Retail -- Specialty Stores (0.5%):
Lowe's Cos., Inc.                           33,000       2,079

Semiconductors (0.9%):
Intel Corp.                                 40,600       1,255
LSI Logic Corp. (b)                        130,000       2,661

                                                         3,916

Software & Computer Services (1.4%):
Microsoft Corp. (b)                         73,000       4,946
Parametric Technology Corp. (b)             80,000         912

                                                         5,858

Telecommunication Services (0.5%):
WorldCom, Inc. (b)                         113,938       2,079

Telecommunications --
   Equipment (1.4%):
Motorola, Inc.                             214,000    $  3,328
Tellabs, Inc. (b)                           72,000       2,528

                                                         5,856

Tobacco & Tobacco Products (0.6%):
Philip Morris Cos., Inc.                    55,000       2,756

Utilities -- Electric (1.4%):
Constellation Energy Group, Inc.            25,000       1,194
Duke Energy Corp.                           70,000       3,273
Exelon Corp.                                25,000       1,726

                                                         6,193

Utilities -- Telecommunications (2.6%):
Alltel Corp.                                53,000       2,894
AT&T Corp.                                  58,177       1,296
SBC Communications, Inc.                    76,856       3,171
Verizon Communications                      73,310       4,037

                                                        11,398

Total Common Stocks (Cost $191,888)                    242,403

  Foreign Common Stocks (4.3%)

Australia (0.1%):
Banks (0.0%):
National Australia Bank                      1,634          25
Westpac Banking Corp.                        5,703          38

                                                            63

Entertainment (0.1%):
Aristocrat Leisure Ltd.                     27,600          92

Health Care (0.0%):
Resmed, Inc. (b)                             6,200          28

Manufacturing -- Miscellaneous (0.0%):
Southcorp Ltd.                               6,900          24

Media (0.0%):
News Corp. Ltd.                              5,306          51
Publishing & Broadcasting Ltd.               4,000          21

                                                            72

Mining (0.0%):
BHP Ltd.                                     4,100          45

Retail (0.0%):
Woolworths Ltd.                             12,400          57

Retail -- Department Stores (0.0%):
David Jones Ltd.                            30,000          16

Steel (0.0%):
OneSteel Ltd. (b)                            1,025           1

Utilities -- Telecommunications (0.0%):
Telstra Corp. Ltd., ADR                      1,429          24

Total Australia                                            422

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2001
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                       Market
Security Description                         Shares     Value

Belgium (0.0%):
Pharmaceuticals (0.0%):
UCB SA                                       1,960    $     64

Total Belgium                                               64

Brazil (0.1%):
Aerospace/Defense (0.0%):
Empresa de Aeronautica, ADR                    600          27

Banking (0.0%):
Unibanco, ADR                                2,000          48

Food Distributors, Supermarkets
   & Wholesalers (0.0%):
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar, ADR                  2,000          57

Utilities -- Electric (0.0%):
CIA Paranaense De Energia-Copel              6,500          50

Utilities -- Telecommunications (0.1%):
Telecominicacoes
   de Sao Paulo SA, ADR                      1,000          14

Telecomunicacoes Brasileiras SA, ADR         1,200          61

                                                            75

Total Brazil                                               257

Britain (0.8%):
Advertising (0.0%):
WPP Group PLC                                7,000          84

Banks (0.2%):
Barclays Bank PLC                            3,890         125
HSBC Holdings PLC                           10,814         142
HSBC Holdings PLC
   (Hong Kong Registered Shares)             5,038          64
Lloyds TSB Group PLC                        13,970         145
Royal Bank of Scotland Group PLC             6,800         159

                                                           635

Beverages (0.0%):
Diageo PLC                                  16,502         173

Computer Services (0.0%):
CMG PLC                                      5,900          31

Food Products (0.0%):
Tesco PLC                                   52,700         188

Food Service -- Catering (0.0%):
Compass Group PLC (b)                       15,800         120

Household Products (0.0%):
Reckitt Benckiser PLC (b)                    6,450          88

Insurance (0.0%):
Prudential Corp. PLC                         3,800          44

Media (0.1%):
Granada PLC                                  9,900          27
Pearson PLC                                  9,449         198

                                                           225

Oil & Gas Exploration,
   Production & Services (0.1%):
BP Amoco PLC                                47,669    $    428

Pharmaceuticals (0.2%):
GlaxoSmithKline PLC                         16,943         449

Telecommunications (0.2%):
Vodafone AirTouch PLC                      147,394         448

Utilities -- Natural Gas (0.0%):
Centrica PLC                                62,260         210

Utilities -- Telecommunications (0.0%):
British Telecom PLC                          9,729          78

Total Britain                                            3,201

Canada (0.3%):
Insurance (0.0%):
Sun Life Financial Services of
   Canada, Inc. (b)                         10,000         196

Manufacturing -- Miscellaneous (0.1%):
Bombardier, Inc.                            19,100         275

Oil & Gas Exploration,
   Production & Services (0.1%):
Suncor Energy, Inc.                         10,200         286

Telecommunications --
   Equipment (0.1%):
Nortel Networks Corp.                        5,804          88
Nortel Networks Corp., ADR                  35,000         536

                                                           624

Total Canada                                             1,381

Chile (0.0%):

Utilities -- Electric (0.0%):
Endesa (Chile), ADR                          4,800          54

Total Chile                                                 54

Denmark (0.0%):
Electronic Equipment (0.0%):
Vestas Wind Systems AS                       1,490          70

Total Denmark                                               70

Finland (0.1%):
Banks (0.0%):

Nordic Baltic Holding AB                     9,268          55
Telecommunications --
   Equipment (0.1%):
Nokia Oyj-Class A                            7,586         251

Total Finland                                              306

France (0.5%):
Automotive (0.0%):
Renault SA                                   1,090          56

Banks (0.0%):
Societe Generale                             1,300          84

Computer Services (0.0%):
Cap Gemini SA                                  509          74

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                         Shares       Value

Electronic & Electrical --
  General (0.0%):
Thomson Multimedia (b)                       1,320    $     56

Environmental Control (0.0%):
Vivendi Environment                            830          36

Food Products (0.0%):
Carrefour Supermarche                        1,130          65
Casino Guichard Perrachon
   Warrant, Class A (b)                         93           0
Casino Guichard Perrachon
   Warrant, Class B (b)                         93           1

                                                            66

Health Care (0.0%):
Essilor International SA                       110          31

Heavy Machinery (0.0%):
Alstom                                       2,370          68

Media (0.2%):
Vivendi Universal                            4,050         280

Oil & Gas Exploration,
   Production & Services (0.2%):
Coflexip Stena Offshore                        460          68

Total Fina Elf SA                            2,324         346

                                                           414

Pharmaceuticals (0.0%):
Aventis SA                                   2,230         173

Retail (0.0%):
Castorama Dubois Investissements               660         141

Retail -- Department Stores (0.1%):
Pinault-Printemps-Redoute                    1,410         243

Semiconductors (0.0%):
STMicroelectronics NV                        2,140          86

Telecommunication Equipment (0.0%):
Alcatel SA                                     610          20

Utilities -- Telecommunications (0.0%):
France Telecom SA                            1,050          76

Total France                                             1,904

Germany (0.3%):
Automotive (0.0%):
Volkswagen AG                                  600          30

Banks (0.0%):
Deutsche Bank AG                             1,150          94

Chemicals -- General (0.0%):
BASF AG                                      2,400         102

Holding Companies (0.0%):
Preussag AG (b)                              3,610         121

Insurance (0.2%):
Allianz AG                                   1,160         334
Muenchener Rueckversicherungs-AG
   (Registered)                                310          88

                                                           422

Manufacturing --
  Miscellaneous (0.0%):
Siemens AG                                   1,935    $    142

Manufacturing -- Diversified (0.1%):
Veba AG                                      3,470         174

Software & Computer Services (0.0%):
SAP AG                                         920         146

Telecommunications (0.0%):
Deutsche Telekom                             4,730         123

Total Germany                                            1,354

Greece (0.0%):
Banks (0.0%):
National Bank of Greece SA                   1,095          42

Telecommunications (0.0%):
Panafon Hellenic Telecom SA                  3,000          19
Hellenic Telecommunication, ADR              1,200           9

                                                            28

Utilities -- Telecommunications (0.0%):
Hellenic Telecommunication
   Organization SA                           1,876          28

Total Greece                                                98

Hong Kong (0.1%):
Commercial Banking (0.0%):
Hang Seng Bank                               8,000          94

Financial Services (0.1%):
Guoco Group Ltd.                             8,000          46
Hutchison Whampoa Ltd.                          11         120

                                                           166

Railroads (0.0%):
MTR Corp.                                   13,000          22

Real Estate (0.0%):
Cheung Kong                                  3,000          33
Sun Hung Kai Properties                      9,000          84

                                                           117

Telecommunications (0.0%):
China Mobile (Hong Kong) Ltd. (b)           11,000          54

Total Hong Kong                                            453

Hungary (0.0%):
Utilities -- Telecommunications (0.0%):
Matav Rt., ADR                               2,000          33

Total Hungary                                               33

Ireland (0.0%):
Building Materials (0.0%):
CRH PLC                                      9,594         160

Software and Computer Services (0.0%)
Smartforce PCC, ADR                          1,200          43

Total Ireland                                              203

Israel (0.0%):
Banks (0.0%):
Bank Hapoalim Ltd.                          17,000          42

Telecommunications (0.0%):

Total Israel                                                51

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                         Shares       Value

Italy (0.2%):
Banks (0.0%):
San Paolo-IMI SpA                            6,400    $     90
Unicredito Italiano SpA                     16,000          75

                                                           165

Insurance -- Multi-Line (0.2%):
Assicurazioni Generali                       4,140         133
Riunione Adriatica di Sicurta SpA            9,820         129

                                                           262

Oil & Gas Exploration,
   Production & Services (0.0%):
ENI SpA                                     18,501         127

Retail (0.0%):
Bulgari SpA                                  8,160          96

Telecommunications (0.0%):
TIM SpA                                     22,560         155

Utilities -- Telecommunications (0.0%):
Telecom Italia SpA                          10,970         122

Total Italy                                                927

Japan (1.0%):
Automotive (0.2%):
Honda Motor Co. Ltd.                         1,000          40
Nissan Motor Co. Ltd.                       13,000          89
Toyota Motor Corp.                           8,400         280

                                                           409

Banks (0.2%):
Mitsubishi Tokyo Finance
   Group, Inc. (b)                               8          82
Mizuho Holding, Inc.                             7          43
Sumitomo Mitsui Banking Corp.               11,200         105
Sumitomo Trust & Banking                     3,000          20

                                                           250

Building Materials (0.0%):
Asahi Glass Co. Ltd.                         5,000          43

Chemicals -- General (0.0%):
Shin-Etsu Chemical Co.                       2,200          88

Computers & Peripherals (0.0%):
Fujitsu Ltd.                                 5,000          69

Cosmetics & Related (0.0%):
KAO Corp.                                    7,000         178

Electronic & Electrical -- General (0.4%):
Canon, Inc.                                  3,000         118
Fanuc Ltd.                                     600          34
Furukawa Electric Co. Ltd.                   4,000          48
Hitachi Ltd.                                 6,000          58
Kyocera Corp.                                  700          67
Matsushita Electric Industrial Co.           5,000          83
Minebea Co. Ltd.                             3,000          24
Murata Manufacturing Co. Ltd.                  500          42
NEC Corp.                                    5,000          91
Pioneer Electronic Corp.                     2,000          60
Ricoh Corp. Ltd.                             8,000    $    150
Sanyo Electric Co. Ltd.                      8,000          49
Secom Co. Ltd.                               1,500          91
Sharp Corp.                                  3,000          41
Sony Corp.                                   2,300         172
Toshiba Corp.                                7,000          46

                                                         1,174

Entertainment (0.0%):
Nintendo Co. Ltd.                              500          81

Financial Services (0.2%):
Daiwa Securities Group, Inc.                 7,000          79
Nomura Securities Co. Ltd.                   7,000         148

                                                           227

Health Care (0.0%):
Hoya Corp.                                   2,000         131

Internet Applications Software (0.0%):
Softbank Corp.                                 700          27

Machinery -- Electrical (0.0%):
SMC Corp.                                      500          59

Manufacturing --
   Miscellaneous (0.0%):
Mitsubishi Heavy Industries Ltd.            11,000          45

Pharmaceuticals (0.0%):
Takeda Chemical Industries                   3,000         145
Yamanouchi Pharmaceutical Co. Ltd.           2,000          55

                                                           200

Photography (0.0%):
Fuji Photo Film Co. Ltd.                     1,000          40

Railroads (0.0%):
East Japan Railway Co.                           8          45

Real Estate (0.0%):
Mitsubishi Estate Co. Ltd.                   3,000          30

Retail (0.0%):
Ajinomoto Co., Inc.                          4,000          41
Ito-Yokado Co. Ltd.                          1,000          55
Jusco Ltd.                                   2,000          50
Seven-Eleven Japan                           1,000          49

                                                           195

Retail -- Department Stores (0.0%):
Isetan Co. Ltd.                              2,000          20
Marui Co. Ltd.                               1,000          14

                                                            34

Semiconductors (0.0%):
Rohm Co. Ltd.                                  300          53

Telecommunications (0.0%):
NTT Docomo, Inc.                                 2          41

Telecommunications -- Equipment (0.0%):
Matsushita Communication                       400          22

Television (0.0%):
Fuji Television Network, Inc.                    2          15

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                         Shares       Value

Utilities -- Electric (0.0%):
Kansai Electric Power Co.                    2,300    $     36
Sumitomo Electric Industries Ltd.            4,000          49
Tokyo Electric Power Co.                     4,300         103

                                                           188

Utilities -- Telecommunications (0.0%):
Nippon Telegraph & Telephone Corp.              27         172

Wholesale Distribution (0.0%):
Mitsubishi Corp.                             4,000          30

Total Japan                                              3,846

Korea (0.0%):
Electronic & Electrical --
   General (0.0%):
Samsung Electronics, GDR                       770          71

Telecommunications (0.0%):
Korea Telecom Corp., ADR                     1,700          47

Total Korea                                                118

Malaysia (0.0%):
Automotive (0.0%):
Oriental Holdings Berhad                    37,000          39

Total Malaysia                                              39

Mexico (0.1%):
Financial Services (0.1%):
Grupo Financiero Bancomer --
   Class O (b)                             165,000         133

Retail (0.0%):
Controladora Comercial Mexicana SA          50,200          38

Telecommunications (0.0%):
America Movil SA de CV (b)                  34,000          31
Telefonos De Mexico SA, Series L            34,000          59

                                                            90

Total Mexico                                               261

Netherlands (0.4%):
Banks (0.2%):
ABN Amro Holding NV                          5,900         119
ING Groep NV                                 4,045         276

                                                           395

Chemicals -- General (0.0%):
Akzo Nobel                                   1,500          62

Electronic & Electrical --
   General (0.0%):
Koninklijke Philips Electronics NV           2,506          74

Food & Dairy Products (0.0%):
Numico NV                                    1,310          52

Food Products (0.0%):
Unilever NV-CVA                              3,040         172

Food Retailer (0.0%):
Koninklijke Ahold NV                         6,580         204

Oil & Gas Exploration,
   Production & Services (0.2%):
Royal Dutch Petroleum Co.                    3,550    $    212
Royal Dutch Petroleum Co., ADR               4,900         292

                                                           504

Publishing (0.0%):
VNU NV                                       1,431          59

Transportation (0.0%):
TNT Post Group NV (b)                        4,660         110

Total Netherlands                                        1,632

New Zealand (0.0%):
Airline Services (0.0%):
Auckland International Airport Ltd.         18,800          27

Commercial Services (0.0%):
Baycorp Holdings Ltd.                        2,000          10

Total New Zealand                                           37

Norway (0.0%):
Banks (0.0%):
Den Norske Bank                             12,700          56

Environmental Control (0.0%):
Tomra Systems ASA                            4,700          74

Total Norway                                               130

Portugal (0.0%):
Telecommunications (0.0%):
Portugal Telecom SA                          4,200          41

Total Portugal                                              41

Singapore (0.0%):
Banks (0.0%):
Oversea-Chinese Banking Corp.                6,900          42

Media (0.0%):
Singapore Press Holdings (b)                 3,000          34

Real Estate (0.0%):
Keppel Land Ltd.                            23,000          22

Telecommunications (0.0%):
Singapore Telecommunications Ltd.           11,000          11

Total Singapore                                            109

South Africa (0.0%):

Holding Companies (0.0%):
Remgro Ltd.                                 15,200          98

Telecommunications (0.0%):
Venfin Ltd.                                  9,400          21

Total South Africa                                         119

Spain (0.1%):
Banks (0.0%):
Banco Bilbao Vizcaya SA                     10,110         144
Banco Popular Espanol                          900          32

                                                           176

Oil & Gas Exploration,
   Production & Services (0.0%):
Repsol YPF SA                                3,300          61

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                             Shares or
                                             Principal     Market
Security Description                          Amount        Value

Utilities -- Electric (0.0%):
Iberdrola SA                                 2,500    $     37

Utilities -- Telecommunications (0.1%):
Telefonica SA (b)                           11,716         198

Total Spain                                                472

Sweden (0.0%):
Insurance (0.0%):
Skandia Forsakrings AB                       2,660          29

Telecommunication Equipment (0.0%):
Telefonaktiebolaget LM Ericsson             17,190         110

Total Sweden                                               139

Switzerland (0.2%):
Banks (0.0%):
UBS AG                                         970         148

Commercial Services (0.0%):
Adecco SA                                      140          85

Food Products (0.0%):
Nestle SA, (Registered)                         40          83

Pharmaceuticals (0.2%):
Novartis AG                                    206         320
Roche Holding AG                                 8          57

                                                           377

Total Switzerland                                          693

Taiwan (0.0%):
Semiconductors (0.0%):
Taiwan Semiconductor Manufacturing
   Co. Ltd., ADR (b)                         1,896          46

United Microelectronics, ADR (b)             3,400          37

                                                            83

Total Taiwan                                                83

Turkey (0.0%):
Banks (0.0%):
Yapi ve Kredi Bankasi AS, GDR (b)            2,078          10

Total Turkey                                                10

Total Foreign Common Stocks (Cost $19,659)              18,498

  Preferred Stocks (0.0%)

Australia (0.0%):
Media (0.0%):
News Corp. Ltd.                              1,404          11

Total Australia                                             11

Germany (0.0%):
Consumer Products (0.0%):
Henkel KGaA                                  1,710         108

Pharmaceuticals (0.0%):
Fresenius AG                                   490          87

Total Germany                                              195

Total Preferred Stocks (Cost $220)                         206

  Asset Backed Securities (1.7%)

Chase Credit Card Master Trust, Series
   1999-3, Class B, 6.95%, 1/15/07        $    745    $    775
CIT Equipment Collateral, Series
   2000-2, Class A4, 6.93%, 7/20/11          1,325       1,377
Copelco Capital Funding Corp., Series
   2000-A, Class A3, 7.12%, 8/18/03            740         755
Ford Credit Auto Owner Trust, Series
   2000-C, Class A4, 7.24%, 2/15/04          1,045       1,078
Ford Credit Auto Owner Trust, Series
   2000-F, Class A2, 6.56%, 5/15/04          1,295       1,335
Ford Credit Auto Owner Trust, Series
   2001-B, Class A5, 5.36%, 6/15/05          1,125       1,128
Residential Asset Securities Corp.,
   Series 1999-KS, Class A3,
   7.18%, 10/1/29                              780         801

Total Asset Backed Securities (Cost $7,089)              7,249

  Convertible Bonds (0.0%)

Banks (0.0%):
Mitsubishi Bank International Finance
   Bermuda, Convertible Subordinated
   Notes, 3.00%, 11/30/02,
   Callable 11/25/02 @ 121.60                  114         117

Total Convertible Bonds (Cost $134)                        117

  Collateralized Mortgage Obligations (1.5%)

Federal Home Loan Mortgage Corp.
   REMIC, Series 2050, Class AB,
   6.25%, 9/15/23                              781         788
Federal Home Loan Mortgage Corp.
   REMIC, Series 2163, Class B,
   6.00%, 6/15/27                            1,031       1,039
Ge Capital Commercial Mortgage Corp.,
   Series 2000-1, Class A1,
   6.32%, 5/15/10                              821         829
Government National Mortgage Assoc.,
   Series 2001-12, Class B,
   6.09%, 6/16/2                               735         720
LB Commericial Conduit Mortgage Trust,
   Series 1999-C1, Class A1,
   6.41%, 8/15/07                              718         733
Morgan Stanley Capital I,
   Series 1998-WF2, Class A2,
   6.54%, 5/15/08                            1,305       1,327
Morgan Stanley Capital,
   Series1998-HF1, Class A2,
   6.52%, 1/15/08                            1,045       1,060

Total Collateralized Mortgage Obligations (Cost $6,321)  6,496

  Corporate Bonds (9.9%)

Aerospace/Defense (0.2%):
Raytheon Co., 6.75%, 8/15/07                   845         835

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                            Principal     Market
Security Description                         Amount       Value

Automotive Parts (0.1%):
TRW, Inc., 6.63%, 6/1/04                  $    630    $    627

Banks (0.6%):
Abbey National Capital Trust I,
   8.96%, 12/29/49                             455         494
Bank of America Corp., 7.80%, 2/15/10        1,150       1,224
Bank One Corp., 6.50%, 2/1/06                  730         742

                                                         2,460

Brokerage Services (0.1%):
Goldman Sachs Group, Inc.,
   6.88%, 1/15/11                              540         536

Chemicals (0.3%):
Dow Chemical Co., 7.00%, 8/15/05               645         672
Rohm & Haas Co., 7.85%, 7/15/29                765         800

                                                         1,472

Computers & Peripherals (0.3%):
Sun Microsystems, Inc., 7.35%, 8/15/04         535         549
Sun Microsystems, Inc., 7.65%, 8/15/09         800         801

                                                         1,350

Electronic & Electrical --
  General (0.3%):
Texas Instruments, Inc., 7.00%, 8/15/04      1,110       1,148

Financial Services (1.9%):
CIT Group, Inc., 7.50%, 11/14/03               990       1,030
Citigroup, Inc., 6.75%, 12/1/05                260         269
Citigroup, Inc., 6.50%, 1/18/11                420         417
Ford Motor Credit Co., 7.38%, 2/1/11           590         599
General Motors Acceptance Corp.,
   5.80%, 3/12/03                            2,070       2,082
Heller Financial, Inc., 7.88%, 5/15/03         445         464
Household Finance Co., 7.88%, 3/1/07           770         823
John Deere BV, 5.88%, 4/6/06                   520         512
Merrill Lynch & Co., 7.18%, 2/11/03,
   MTN                                         120         124
Morgan Stanley Dean Witter,
   6.10%, 4/15/06                              960         957
Morgan Stanley Group, 6.88%, 3/1/07            360         369
Pemex Finance Ltd., 9.03%, 2/15/11             585         614
Wells Fargo Financial, Inc.,
   6.13%, 2/15/06                              335         338

                                                         8,598

Food -- Retail (0.4%):
Albertson's, Inc., 6.55% 8/1/04                920         922
Albertson's, Inc., 7.50% 2/15/11               675         685

                                                         1,607

Food Processing & Packaging (0.3%):
Kellogg Co., 7.45%, 4/1/31, (c)              1,240       1,233

Forest & Paper Products (0.3%):
Abitibi Consolidated, Inc.,
   8.55%, 2/1/10                               480         502

International Paper Co., 8.13%, 7/8/05         810         855

                                                         1,357

Industrial Goods & Services (0.1%):
Tyco International Group,
   6.88%, 9/5/02                          $    410    $    417

Insurance (0.3%):
American General Finance,
   7.45%, 1/15/05, MTN                         390         413

Liberty Mutual Insurance,
   8.20%, 5/4/07                               780         797

                                                         1,210

Machinery & Equipment (0.2%):
Deere & Co., 7.13%, 3/3/31                     770         733

Manufacturing -- Miscellaneous (0.1%):
Honeywell International, Inc.,
   6.88%, 10/3/05                              355         370

Media (0.7%):
Tele-Communications-TCI Group,
   7.88%, 8/1/13                             1,380       1,425

Time Warner, Inc., 8.38%,
   3/15/23                                   1,380       1,469

                                                         2,894

Oil & Gas --
  Exploration & Production (0.3%):
Anadarko Petroleum Corp.,
   7.20%, 3/15/29                              490         479
Union Oil Co. of California,
   7.50%, 2/15/29                              560         564
Union Pacific Resources Group,
   7.00%, 10/15/06                             400         411

                                                         1,454

Pharmaceuticals (0.3%):
American Home Products,
   6.70%, 3/15/11 (c)                        1,265       1,237

Pipelines (0.4%):
El Paso Energy Corp.,
   8.05%, 10/15/30, MTN                        525         548

Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                              735         779
Williams Cos., Inc., 7.63%, 7/15/19            490         487

                                                         1,814

Railroads (0.4%):
Norfolk Southern Corp., 7.35%, 5/15/07       1,410       1,463
Union Pacific Corp., 6.63%, 2/1/29             520         465

                                                         1,928

Retail -- Specialty Stores (0.2%):
Lowe's Cos., Inc., 8.25%, 6/1/10               650         711

Retail -- Department Stores (0.2%):
May Department Stores,
7.90%, 10/15/07                                670         722

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                            Principal      Market
Security Description                         Amount         Value

Telecommunications (0.5%):
AT&T Wireless Services, Inc.,
   8.75%, 3/1/31 (c)                      $  1,145    $  1,175

British Telecommunications PLC,
7.63%, 12/15/05                                945         982

                                                         2,157

Telecommunications -- Equipment (0.4%):
Motorola, Inc., 7.63%, 11/15/01                235         223
WorldCom, Inc., 7.88%, 5/15/03                 845         867
WorldCom, Inc., 8.25%, 5/15/10                 535         550

                                                         1,640

Utilities -- Electric (0.5%):
Duke Energy Corp., 7.38%, 3/1/10               565         589
Progress Energy, Inc., 6.55%, 3/1/04           335         341
Progress Energy, Inc., 7.75%, 3/1/31           490         493
Wisconsin Energy Corp., 5.88%, 4/1/06          710         699

                                                         2,122

Utilities -- Telephone (0.5%):
SBC Communications, 6.25%, 3/15/11             700         683
Sprint Capital Corp., 5.70%, 11/15/03          745         736
Verizon Communications,
   6.84%, 4/15/18                              700         663

                                                         2,082

Total Corporate Bonds (Cost $42,417)                    42,714

  U.S. Treasury Obligations (5.1%)

U.S. Treasury Bonds (1.9%):
10.63%, 8/15/15                                849       1,249
7.50%, 11/15/16                              1,010       1,181
8.75%, 8/15/20                               2,383       3,159
8.00%, 11/15/21                              1,037       1,291
7.13%, 2/15/23                                 570         653
6.25%, 5/15/30                                 790         833

                                                         8,366

U.S. Treasury Notes (3.0%):
6.38%, 8/15/02                               2,353       2,416
5.75%, 4/30/03                               1,960       2,012
5.75%, 11/15/05                              2,263       2,341
7.00%, 7/15/06                               1,349       1,471
6.62%, 5/15/07                               1,249       1,347
6.00%, 8/15/09                               1,150       1,199
5.00%, 2/15/11                               2,187       2,132

                                                        12,918

U. S. Treasury Strips (0.2%):
3.30%, 11/15/21                              3,542       1,001

Total U.S. Treasury Obligations (Cost $22,101)          22,285

  U.S. Government Agencies (2.3%)

Business & Public Services (0.1%):
United Mexican States, 9.88%, 2/1/10      $    335    $    361

Federal Home Loan Bank (0.5%):
5.00%, 2/14/03                               1,440       1,449
4.50%, 4/25/03                                 555         553

                                                         2,002

Federal Home Loan Mortgage
   Corp. (0.5%):
5.00%, 1/15/04                                 925         926
5.63%, 3/15/11                               1,075       1,039

                                                         1,965

Federal National Mortgage
   Association (1.1%):
5.50%, 2/15/06                               2,240       2,247
6.63%, 10/15/07                              1,020       1,071
5.75%, 2/15/08                                 544         544
7.13%, 6/15/10                                 925         996

                                                         4,858

U.S. Government Loan Trust (0.1%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                   572         622

Total U.S. Government Agencies (Cost $9,734)             9,808

  U.S. Government Mortgage Backed (11.0%)

Federal Home Loan Mortgage
   Corp. (3.6%):
6.00%, 2/1/13-1/1/29                         6,255       6,120
6.50%, 5/1/26-7/1/29                         4,832       4,804
7.00%, 10/1/28-1/1/30                        3,209       3,239
7.50%, 4/1/28-11/1/29                          873         894
8.50%, 7/1/21-4/1/29                           359         378

                                                        15,435

Federal National Mortgage
   Association (5.2%):
6.00%, 4/1/28-9/1/29                         2,238       2,166
6.50%, 3/1/18-3/1/29                         3,456       3,436
7.00%, 6/1/15-12/1/27                        2,460       2,489
7.50%, 3/1/27-1/1/30                         4,169       4,274
8.00%, 6/1/12-3/1/30                         4,093       4,250
8.50%. 11/1/17-4/1/31                        2,406       2,516
9.50%, 10/1/21                                 246         266
10.00%, 11/1/13                              1,225       1,314
10.50%, 11/1/13                                672         727
11.00%, 11/1/13                              1,004       1,096

                                                        22,534

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Balanced Fund                                                    April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                            Principal      Market
Security Description                         Amount         Value
Government National Mortgage
   Assoc. (2.2%):
6.50%, 7/15/28                            $    742    $    736
7.00%, 9/15/23-4/15/28                       3,417       3,466
7.50%, 11/15/28-4/15/29                        503         516
8.00%, 8/20/25-2/20/27                         598         618
8.50%, 12/15/17                              2,029       2,144
9.00%, 11/15/17                                717         767
9.50%, 7/15/09-7/15/25                       1,156       1,265

                                                         9,512

Total U.S. Government Mortgage
   Backed (Cost $46,486)                                47,481

Total Investments (Cost $380,540) (a) -- 99.7%         431,748

Other assets in excess of liabilities -- 0.3%            1,134

TOTAL NET ASSETS -- 100.0%                            $432,882

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $ 69,424
     Unrealized depreciation                           (18,216)
     Net unrealized appreciation                      $ 51,208

(b) Non-income producing securities.

(c) 144a security which is restricted as to resale to institutional investors.

ADR  -- American Depositary Receipt

GDR  -- Global Depositary Receipt

MTN  -- Medium Term Note


At April 30, 2001, the Funds open forward foreign currency contracts were as follows:

                                                     Unrealized
                     Delivery  Contract    Market   Appreciation/
Currency               Date      Value      Value   Depreciation

Short Contracts:
Australian Dollar     5/2/01       $ 1       $ 1       $--
British Pound         5/2/01         3         3        --
Canadian Dollar       5/2/01         1         1        --
Euro Dollar           5/2/01         2         2        --
                      5/2/01        41        40         1
                      5/2/01        70        69         1
                      5/4/01         3         3        --

Total Short Contracts             $121      $119       $ 2

Long Contracts:
Euro Dollar           5/2/01      $ 19      $ 19       $--
                      5/2/01        39        38        (1)
                      5/2/01        52        46        (6)
Japanese Yen          5/2/01        11        11        --
                      5/2/01        16        17         1
                      5/2/01        20        20        --
                      5/2/01        30        30        --

Total Long Contracts              $187      $181       $(6)

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Convertible Securities Fund                                      April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount      Value

  Convertible Bonds (56.6%)

Advertising (1.5%):
Getty Images, Inc.,
   Convertible Subordinated Notes,
   5.00%, 3/15/07,
   Callable 3/20/03 @ 102.86               $   500     $   369
Interpublic Group of Cos., Inc.,
   Convertible Subordinated Notes,
   1.87%, 6/1/06,
   Callable 6/5/02 @ 89.67                     635         543
Young & Rubicam, Inc.,
   Convertible Subordinated Notes,
   3.00%, 1/15/05,
   Callable 1/20/03 @ 101.20                   500         488

                                                         1,400

Apparel (0.5%):
Jones Apparel Group, Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/1/21,
   Callable 2/1/04 @ 55.44 (b)                 900         470

Automotive Parts (1.8%):
Magna International, Inc.,
   Convertible Subordinated Notes,
   5.00%, 10/15/02,
   Continuously Callable @ 100                 800         814
SPX Corp.,
   Convertible Subordinated Notes,
   0.00%, 2/6/21,
   Callable 2/6/06 @ 66.39 (b)               1,450         919

                                                         1,733

Biotechnology (2.6%):
Human Genome Sciences, Inc.,
   Convertible Subordinated Notes,
   3.75%, 3/15/07,
   Callable 3/21/03 @ 101.88                   200         169
Human Genome Sciences, Inc.,
   Convertible Subordinated Notes,
   3.75%, 3/15/07,
   Callable 3/21/03 @ 101.88 (b)               500         422
Inhale Therapeutic Systems, Inc.,
   Convertible Subordinated Notes,
   3.50%, 10/17/07,
   Callable 10/17/03 @ 102 (b)                 750         627
Invitrogen Corp.,
   Convertible Subordinated Notes,
   5.50%, 3/1/07,
   Callable 3/1/03 @ 103.14 (b)              1,100       1,214

                                                         2,432

Broadcasting/Cable (4.7%):
Clear Channel Communications, Inc.,
   Convertible Subordinated Notes,
   2.63%, 4/1/03,
   Callable 4/1/02 @ 100.53                  1,500       1,562
Cox Communications, Inc.,
   Convertible Subordinated Notes,
   0.35%, 2/23/21,
   Callable 2/26/03 @ 71.99 (b)            $   410     $   296
Cox Enterprises, Inc.,
   Convertible Subordinated Notes,
   2.00%, 2/15/21,
   Callable 2/18/03 @ 100 (b)                  460         473
Liberty Media Group,
   Convertibile Subordinated Notes,
   3.50%, 1/15/31,
   Callable 1/15/06 @ 100 (b)                1,055         811
Liberty Media Group,
   Convertible Subordinated Notes,
   4.00%, 11/15/29,
   Callable 11/15/03 @ 100                     900         709
Liberty Media Group,
   Convertible Subordinated Notes,
   4.00%, 11/15/29,
   Callable 11/15/03 @ 100 (b)                 800         630

                                                         4,481

Computers & Peripherals (1.6%):
Affiliated Computer Services, Inc.,
   Convertible Subordinated Notes,
   3.50%, 2/15/06,
   Callable 2/18/04 @ 101.40 (b)               470         501
Hewlett-Packard Co.,
   Convertible Subordinated Notes,
   0.00%, 10/14/17,
   Callable 5/12/01 @ 59.38                    950         508
VERITAS Software Corp.,
   Convertible Subordinated Notes,
   1.86%, 8/13/06,
   Callable 8/16/02 @ 83.92                    300         523

                                                         1,532

Conglomerates (1.8%):
Ogden Corp., Euro-Dollar
   Convertible Subordinated Notes,
   6.00%, 6/1/02,
   Continuously Callable @ 100                 895         851
Ogden Corp., Euro-Dollar
   Convertible Subordinated Notes,
   5.75%, 10/20/02,
   Continuously Callable @ 100                 640         606
Ogden Corp., Euro-Dollar
   Convertible Subordinated Notes,
   5.75%, 10/20/02,
   Continuously Callable @ 100                 225         204

                                                         1,661

Data Processing/Management (1.4%):
First Data Corp.,
   Convertible Subordinated Notes,
   2.00%, 3/1/08,
   Callable 3/1/04 @ 100                     1,195       1,283

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Convertible Securities Fund                                      April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount      Value

Diversified Manufacturing (1.5%):
Tyco International Ltd.,
   Convertible Subordinated Notes,
   0.00%, 11/17/20,
   Callable 11/17/07 @ 82.34 (b)           $ 1,900     $ 1,458

Electronics (5.3%):
Celestica, Inc.,
   Convertible Subordinated Notes,
   0.00%, 8/1/20,
   Callable 8/1/05 @ 100                     1,000         440
Cymer, Inc.,
   Convertible Subordinated Notes,
   7.25%, 8/6/04,
   Callable 8/6/01 @ 104.87                    750         751
Oak Industries, Inc.
   Convertible Subordinated Notes,
   4.88%, 3/1/08,
   Callable 3/1/02 @ 102.09                    150         210
SCI Systems, Inc.,
   Convertible Subordinated Notes,
   3.00%, 3/15/07,
   Callable 3/20/03 @ 101.71                 1,460       1,162
Solectron Corp.,
   Convertible Subordinated Notes,
   0.00%, 1/27/19,
   Callable 1/27/03 @ 53.06                  4,085       2,103
Solectron Corp.,
   Convertible Subordinated Notes,
   0.00%, 11/20/20,
   Callable 11/20/05 @ 61.66                   850         402

                                                         5,068

Energy (0.8%):
Loews Corp.,
   Convertible Subordinated Notes,
   3.13%, 9/15/07,
   Callable 9/15/02 @ 101.57                   800         757

Environmental Control (0.4%):
Thermo Instrument Systems,
   Convertible Subordinated Notes,
   4.50%, 10/15/03,
   Continuously Callable @ 100 (b)             350         342

Financial Services (0.9%):
First American Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/15/08,
   Callable 4/15/04 @ 100 (b)                  325         334
JMH Finance Ltd.,
   Convertible Subordinated Notes,
   4.75%, 9/6/07 (b)                           480         513

                                                           847

Insurance -- Property, Casualty,
   Health (1.3%):
American International Group, Inc.,
   Convertible Subordinated Notes,
   0.50%, 5/15/07,
   Callable 5/15/03 @ 100                  $   500     $   500
Berkshire Hathaway, Inc.,
   Convertible Subordinated Notes,
   1.00%, 12/2/01,
   Callable 5/2/01 @ 98.04                     200         596
USF&G Corp.,
   Convertible Subordinated Notes,
   0.00%, 3/3/09,
   Callable 3/3/02 @ 73.23                     165         128

                                                         1,224
Oil & Gas Exploration,
   Production & Services (5.0%):
Anadarko Petroleum Corp.,
   Convertible Subordinated Notes,
   0.00%, 3/7/20,
   Callable 3/7/03 @ 55.44                     500         403
Devon Energy Corp.,
   Convertible Subordinated Notes,
   4.90%, 8/15/08,
   Callable 8/15/01 @ 103.50                 1,700       1,760
Devon Energy Corp.,
   Convertible Subordinated Notes,
   4.95%, 8/15/08,
   Callable 8/15/01 @ 103.50                   300         308
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   5.25%, 2/15/10,
   Callable 2/15/05 @ 100                      900       1,199
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   7.50%, 5/15/14,
   Continuously Callable @ 100                  67          67
Pogo Producing Co.,
   Convertible Subordinated Notes,
   5.50%, 6/15/06,
   Callable 6/15/01 @ 102.75                   600         564
Seacor Holdings, Inc.,
   Convertible Subordinated Notes,
   5.38%, 11/15/06,
   Callable 11/24/01 @ 102.39                  279         302
Sunoco, Inc.,
   Convertible Subordinated Notes,
   6.75%, 6/15/12,
   Continuously Callable @ 100                 165         169

                                                         4,772

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Convertible Securities Fund                                      April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                           Principal    Market
Security Description                        Amount      Value

Oilfield Services & Equipment (0.6%):
Hanover Compresser Co.,
   Convertible Subordinated Notes,
   4.75%, 3/15/08,
   Callable 3/15/04 @ 102.71               $   500     $   545

Pharmaceuticals (5.5%):
Allergan, Inc.,
   Convertible Subordinated Notes,
   0.00%, 11/1/20,
   Callable 11/1/03 @ 65.55 (b)                580         363
Alpharma, Inc.,
   Convertible Subordinated Notes,
   3.00%, 6/1/06 (b)                           500         488
Alpharma, Inc.,
   Convertible Subordinated Notes,
   3.00%, 6/1/06 (b)                           200         195
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/14/14,
   Callable 7/14/01 @ 50.98                    450         538
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28 (b)                250         178
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28                    400         284
Elan Finance Corp. Ltd.,
   Convertible Subordinated Notes,
   0.00%, 12/14/18,
   Callable 12/14/03 @ 61.66                 1,400       1,083
Gilead Sciences, Inc.,
   Convertible Subordinated Notes,
   5.00%, 12/15/07,
   Callable 12/20/03 @ 102.88                  400         478
Teva Pharmaceutical Industries Ltd.,
   Convertible Subordinated Notes,
   1.50%, 10/15/05,
   Callable 10/15/03 @ 100.38 (b)            1,100       1,092
Vertex Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.00%, 9/19/07                              500         364
Vertex Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.00%, 9/19/07 (b)                          250         182

                                                         5,245

Publishing (0.9%):
Scholastic Corp.,
   Convertible Subordinated Notes,
   5.00%, 8/15/05,
   Continuously Callable @ 100 (b)             760         859

Real Estate (0.5%):
EOP Operating LP,
   Convertible Subordinated Notes,
   7.25%, 11/15/08,
   Callable 11/15/04 @ 100 (b)             $   500     $   514

Retail -- Specialty Stores (0.6%):
Costco Wholesale Corp.,
   Convertible Subordinated Notes,
   0.00%, 8/19/17,
   Callable 8/19/02 @ 59.43                    350         299
Lowe's Cos., Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/16/21,
   Callable 2/16/04 @ 65.55 (b)                385         260

                                                           559
Semiconductors (7.7%):
Analog Devices, Inc.,
   Convertible Subordinated Notes,
   4.75%, 10/1/05,
   Callable 10/1/03 @ 101.90 (b)             1,400       1,279
Burr-Brown Corp.,
   Convertible Subordinated Notes,
   4.25%, 2/15/07,
   Callable 2/20/03 @ 102.43                 1,000       1,246
Burr-Brown Corp.,
   Convertible Subordinated Notes,
   4.25%, 2/15/07,
   Callable 2/20/03 @ 102.43 (b)               300         374
Conexant Systems,
   Convertible Subordinated Notes,
   4.25%, 5/1/06,
   Callable 5/6/02 @ 102.43                    600         436
Cypress Semiconductor Corp.,
   Convertible Subordinated Notes,
   4.00%, 2/1/05,
   Callable 2/5/03 @ 101                       900         812
International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/18/03 @ 102.43 (b)               250         249
International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/18/03 @ 102.43                   250         249
LSI Logic Corp.,
   Convertible Subordinated Notes,
   4.25%, 3/15/04,
   Callable 3/20/02 @ 101.70                 1,400       2,059
Vitesse Semiconductor Corp.,
   Convertible Subordinated Notes,
   4.00%, 3/15/05,
   Callable 3/15/03 @ 101                      750         598

                                                         7,302

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Convertible Securities Fund                                      April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount      Value

Software & Computer Services (4.1%):
ASM Lithography Holding N.V.,
   Convertible Subordinated Notes,
   4.25%, 11/30/04,
   Callable 12/5/02 @ 101.70 (b)           $   500     $   513
Mercury Interactive Corp.,
   Convertible Subordinated Notes,
   4.75%, 7/1/07,
   Callable 7/1/03 @ 100 (b)                 1,000         910
Rational Software Corp.,
   Convertible Subordinated Notes,
   5.00%, 2/1/07,
   Callable 2/5/03 @ 102.86                    300         296
Rational Software Corp.,
   Convertible Subordinated Notes,
   5.00%, 2/1/07,
   Callable 2/5/03 @ 102.86 (b)              1,000         984
Siebel Systems, Inc.,
   Convertible Subordinated Notes,
   5.50%, 9/15/06,
   Callable 9/15/02 @ 103.14 (b)               350         723
Siebel Systems, Inc.,
   Convertible Subordinated Notes,
   5.50%, 9/15/06,
   Callable 9/15/02 @ 103.14                   200         421

                                                         3,847

Telecommunications -- Satellite (0.9%):
EchoStar Communications Corp.,
   Convertible Subordinated Notes,
   4.88%, 1/1/07,
   Callable 1/1/03 @ 102.79 (b)                900         838

Telecommunications Equipment (0.8%):
CIENA Corp.,
   Convertible Subordinated Notes,
   3.75%, 2/1/08,
   Callable 2/4/04 @ 102.14                    850         741

Telecommunications --
   Services & Equipment (2.4%):
Bell Atlantic Financial,
   Convertible Subordinated Notes,
   4.25%, 9/15/05,
   Callable 9/15/02 @ 104.24 (b)               500         504
CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/02 @ 102.29                  900         728
CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/02 @ 102.29 (b)              600         486
Nextel Communications, Inc.,
   Convertible Subordinated Notes,
   4.75%, 7/1/07,
   Callable 7/6/02 @ 102.74                    630         599

                                                         2,317

Transportation Services (1.5%):
Offshore Logistics, Inc.,
   Convertible Subordinated Notes,
   6.00%, 12/15/03,
   Callable 12/15/01 @ 101.71              $   500     $   597
United Parcel Service, Inc.,
   Convertible Subordinated Notes,
   1.75%, 9/27/07,
   Callable 9/27/03 @ 100                      750         781

                                                         1,378

Total Convertible Bonds (Cost $55,589)                  53,605

  Convertible Preferred Stock (40.3%)

Aerospace & Military Technology (0.6%):
Coltec Capital Trust                        13,000         579

Banks (3.8%):
CNB Capital Trust I                         37,700       1,319
Credit Suisse First Boston                  23,600         410
Washington Mutual, Inc.                     25,000       1,902

                                                         3,631

Building Materials (1.2%):
Texas Industries, Inc.                      37,500       1,140

Cosmetics & Toiletries (1.1%):
Estee Lauder Cos., Inc.                     13,000       1,038

Financial Services (1.5%):
USX Capital Trust I                         36,500       1,378

Food Products (1.6%):
Suiza Capital Trust                         40,000       1,470

Household Goods -- Appliances,
   Furnishings & Electronics (1.0%):
Newell Financial Trust I                    24,200         926

Insurance (3.0%):
Metlife Capital Trust I                     12,200       1,116
Philadelphia Consolidated
   Holding Corp.                           162,000       1,734

                                                         2,850

Insurance -- Property, Casualty,
   Health (1.6%):
ACE Ltd.                                    20,500       1,502

Media (0.5%):
MediaOne Group, Inc.                         7,100         498

Oil-Integrated Companies (2.4%):
Unocal Corp.                                44,000       2,305

Oilfield Services & Equipment (2.6%):
EVI, Inc.                                   43,000       2,446

Paper & Forest Products (1.1%):
International Paper Co.                     24,700       1,087

Pipelines (3.7%):
El Paso Energy Capital Trust I              21,500       1,842
Western Gas Resources, Inc.                 32,000       1,696

                                                         3,538

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments -- continued
Convertible Securities Fund                                      April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount      Value

Publishing (2.5%):
Tribune Co.                                 20,000     $ 2,337

Railroads (1.5%):
Union Pacific Capital (b)                   30,000       1,436

Real Estate Investment Trusts (1.7%):
Equity Office Properites Trust, Series B    19,500         888
Simon Property Group, Inc., Series B         9,500         707

                                                         1,595

Restaurants (2.1%):
Wendy's Financing I, Series A               37,000       1,970

Telecommunications (1.5%):
Broadwing, Inc., Series B                   28,000       1,428

Utilities -- Electric (5.3%):
AES Trust III                               25,000       1,863
Calpine Capital III (b)                     31,000       2,289
Duke Energy Corp.                           10,000         291
Mirant Trust I                               8,000         656

                                                         5,099

Total Convertible Preferred Stock (Cost $32,807)        38,253

  Preferred Stocks (0.4%)

Financial Services (0.4%):
Harris Preferred Capital, Series A          15,000     $   359

Total Preferred Stocks (Cost $327)                         359

  Commercial Paper (1.9%)

General Electric Credit Corp.,
   4.66%, 5/1/01                           $ 1,803     $ 1,803

Total Commercial Paper (Cost $1,803) 1,803

Total Investments (Cost $90,526) (a) -- 99.2%           94,020

Other assets in excess of liabilities -- 0.8%              802

TOTAL NET ASSETS -- 100.0%                             $94,822

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $ 8,660
     Unrealized depreciation                            (5,166)
     Net unrealized appreciation                       $ 3,494

(b) 144a security which is restricted as to resale to institutional investors.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Real Estate Investment Fund                                     April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount      Value

  Common Stocks (77.8%)

Real Estate Development (5.3%):
Catellus Development Corp. (b)              10,000     $   163
St. Joe Co.                                 14,000         343
TrizecHahn Corp.                            18,100         281

                                                           787

Real Estate Investment Trusts (72.5%):
Apartments (20.0%):
AMLI Residential Properties Trust            5,000         117
Charles E. Smith Residential Realty, Inc.   21,000         944
Equity Residential Properties Trust          9,000         472
Gables Residential Trust                    20,000         576
Home Properties of NY, Inc.                 25,000         709
Summit Properties, Inc.                      7,500         181

                                                         2,999

Diversified (8.2%):
Cousins Properties, Inc.                    10,500         274
Vornado Realty Trust                        26,000         954

                                                         1,228

Industrial Development (12.5%):
AMB Property Corp.                          30,000         747
Cabot Industrial Trust                      36,700         715
ProLogis Trust                              20,000         412

                                                         1,874

Office (31.8%):
AmeriVest Properties, Inc.                  83,500         459
Arden Realty, Inc.                          21,000         526
Boston Properties, Inc.                     26,000       1,027
Brandywine Realty Trust                     25,000         493
Equity Office Properties Trust              32,000         914
HRPT Properties Trust                       10,000          88
Mack-Cali Realty Corp.                      20,000         536
SL Green Realty Corp.                       25,000         715

                                                         4,758

                                                        10,859

Total Common Stocks (Cost $10,327)                      11,646

  Preferred Stocks (2.3%)

Financial (2.3%):
Apartment Investment &
   Management Co. (b)                       13,000     $   346

Total Preferred Stocks (Cost $336)                         346

  U.S. Government Agencies (19.8%)

Federal Home Loan
   Mortgage Corp. (19.8%):
   4.53%, 5/1/01                           $ 2,970       2,970

Total U.S. Government Agencies (Cost $2,970)             2,970

Total Investments (Cost $13,633) (a) -- 99.9%          $14,962

Other assets in excess of liabilities -- 0.1%               21

TOTAL NET ASSETS -- 100.0%                             $14,983

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $ 1,493
     Unrealized depreciation                              (164)
     Net unrealized appreciation                       $ 1,329

(b) Non-income producing securities.

                     See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                             Convertible      Real Estate
                                                                           Balanced          Securities       Investment
                                                                             Fund               Fund             Fund

ASSETS:
Investments, at value (Cost $380,540; $90,526; $13,633)                   $431,748           $94,020          $14,962
Cash                                                                            --                --                1
Foreign currency, at value (Cost $18)                                           18                --               --
Interest and dividends receivable                                            1,773               520               24
Receivable from brokers for investments sold                                 2,312               436               --
Receivable for forward foreign currency contracts                                2                --               --
Receivable from affiliates                                                      --                 2               10
Reclaims receivable                                                             30                --               --
Unamortized organization costs                                                  --                --                4
Collateral for securities loaned, at fair value                             76,350                --               --
Prepaid expenses and other assets                                               23                21                9

        Total Assets                                                      512,257            94,999           15,010

LIABILITIES:
Payable to brokers for investments purchased                                 2,577               104               --
Payable for capital shares redeemed                                              2                --               --
Payable for forward foreign currency contracts                                   6                --               --
Payable for return of collateral received                                   76,350                --               --
Payable for organization costs                                                  --                --               17
Accrued expenses and other payables
     Investment advisory fees                                                  277                56                5
     Administration fees                                                         4                 2               --
     Custodian fees                                                             22                 4                2
     Accounting fees                                                             1                --               --
     Transfer agent fees                                                        34                10                1
     Shareholder service fees -- Class A                                        83                --                1
     12b-1 Fees -- Class G                                                       1                 1               --
     Other                                                                      17                --                1

         Total Liabilities                                                  79,375               177               27

NET ASSETS:
Capital                                                                    367,768            91,444           15,101
Undistributed (distribution in excess of) net investment income               (205)             (168)             372
Net unrealized appreciation/depreciation from investments                   50,744             3,494            1,329
Net unrealized appreciation/depreciation from translation of assets
   and liabilities in foreign currencies                                       458                --               --
Accumulated undistributed net realized gains (losses)
   from investment transactions and foreign currency transactions           14,117                52           (1,819)

         Net Assets                                                       $432,882           $94,822          $14,983

Net Assets
     Class A                                                              $431,210           $93,520          $14,767
     Class G                                                                 1,672             1,302              216

         Total                                                            $432,882           $94,822          $14,983

Outstanding units of beneficial interest (shares)
     Class A                                                                32,323             7,556            1,233
     Class G                                                                   125               104               18

         Total                                                              32,448             7,660            1,251

Net asset value
     Redemption price per share -- Class A                                $  13.34           $ 12.38          $ 11.98
     Offering and redemption price per share -- Class G                   $  13.36           $ 12.43          $ 11.96

Maximum sales charge -- Class A                                               5.75%             5.75%            5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                $  14.15           $ 13.14          $ 12.71


                     See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                                                                          Real
                                                                                                         Convertible     Estate
                                                                                          Balanced       Securities     Investment
                                                                                            Fund            Fund          Fund

Investment Income:
Interest income                                                                          $  5,441        $   940        $ 56
Dividend income                                                                             1,973          1,113         409
Foreign tax withholding                                                                       (13)            --          (1)
Securities lending                                                                             48             --          --

Total Income                                                                                7,449          2,053         464

Expenses:
Investment advisory fees                                                                    1,652            343          57
Administration fees                                                                           293             69          11
Shareholder service fees -- Class A                                                           514             92          16
12b-1 fees -- Class G                                                                           3              1          --
Accounting fees                                                                                75             29          22
Custodian fees                                                                                 94             17           5
Legal and audit fees                                                                           16              3           1
Amortization of organization fees                                                              --             --           6
Trustees' fees and expenses                                                                     6              1          --
Transfer agent fees                                                                            44             13           3
Registration and filing fees                                                                   16             15          13
Printing fees                                                                                  --              3          --
Other                                                                                          17              3           3

     Total Expenses                                                                         2,730            589         137

Expenses voluntarily reduced                                                                  (55)            --         (17)

     Expenses before reimbursement from distributor                                         2,675            589         120
     Expenses reimbursed by the distributor                                                   (33)           (17)        (20)

     Net Expenses                                                                           2,642            572         100

Net Investment Income                                                                       4,807          1,481         364

Realized/Unrealized Gains (Losses) from Investments
   and Foreign Currencies:
Net realized gains (losses) from investment transactions                                   14,313             52         478
Net realized gains (losses) from foreign currency transactions                                (31)            --          --
Change in unrealized appreciation/depreciation from investments                           (19,560)        (2,200)        (57)
Change in unrealized appreciation/depreciation from translation
   of assets and liabilities in foreign currencies                                             (2)            --          --

Net realized/unrealized gains (losses) from investments and foreign currencies             (5,280)        (2,148)        421

Change in net assets resulting from operations                                           $   (473)       $  (667)       $785


                     See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                       Balanced                    Convertible                  Real Estate
                                                         Fund                    Securities Fund              Investment Fund

                                                   Six                         Six                          Six
                                                 Months          Year         Months         Year           Months         Year
                                                  Ended          Ended         Ended         Ended           Ended         Ended
                                                 April 30,     October 31,    April 30,     October 31,      April 30,   October 31,
                                                  2001           2000          2001          2000            2001          2000

                                                 (Unaudited)                 (Unaudited)                   (Unaudited)

From Investment Activities:
   Operations:
     Net investment income                      $  4,807      $   9,799     $  1,481       $  3,397       $   364        $   708
     Net realized gains (losses)
        from investment transactions              14,313         27,595           52         10,653           478           (468)
     Net realized gains (losses)
        from foreign currency transactions           (31)           (95)          --             --            --             --
     Net change in unrealized appreciation/
        depreciation from investments            (19,560)       (10,488)      (2,200)         1,093           (57)         2,705
     Net change in unrealized appreciation/
        depreciation from translation of assets
        and liabilities in foreign currencies         (2)            (1)          --             --            --             --

     Change in net assets resulting
        from operations                             (473)        26,810         (667)        15,143           785          2,945

Distributions to Shareholders:
     From net investment income:
         Class A                                  (4,974)       (10,075)      (1,797)        (3,599)         (208)          (530)
         Class B                                      --            (86)          --             --            --             --
         Class G                                     (15)           (12)          (8)            (3)           (1)            (1)
     In excess of net investment income:
         Class A                                      --           (159)          --             --            --             --
         Class B                                      --             (1)          --             --            --             --
         Class G                                      --             --<F1>       --             --            --             --
         From net realized gains from investment
            transactions and foreign currencies  (27,017)       (37,231)     (10,650)        (3,867)           --             --

     Change in net assets from distributions
       to shareholders                           (32,006)       (47,564)     (12,455)        (7,469)         (209)          (531)

Capital Transactions:
     Proceeds from shares issued                  51,845         97,717       32,855         39,119         2,642          4,207
     Proceeds from shares exchanged
        from Class B                                  --         10,624           --             --            --             --
     Dividends reinvested                         29,746         41,639        8,968          5,152           108            221
     Cost of shares redeemed                     (29,977)      (138,528)     (30,617)       (34,862)       (2,282)        (7,108)
     Cost of shares exchanged to Class A              --        (10,624)          --             --            --             --

     Change in net assets from
        capital transactions                      51,614            828       11,206          9,409           468         (2,680)

Change in net assets                              19,135        (19,926)      (1,916)        17,083         1,044           (266)

Net Assets:
     Beginning of period                         413,747        433,673       96,738         79,655        13,939         14,205

     End of period                              $432,882      $ 413,747     $ 94,822       $ 96,738       $14,983        $13,939

Share Transactions:
     Issued                                        3,891          6,794        2,644          2,822           222            395
     Issued in connection with exchange
        from Class B                                  --            762           --             --            --             --
     Reinvested                                    2,233          2,945          726            394             9             21
     Redeemed                                     (2,262)        (9,874)      (2,482)        (2,578)         (193)          (668)
     Redeemed in connection with
        exchange to Class A                           --           (762)          --             --            --             --
     Change in Shares                              3,862           (135)         888            638            38           (252)


<F1> Rounds to less than $1,000.



                     See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                        Balanced Fund

                                                         Class A Shares                                        Class G Shares

                                Six                                                                          Six        December 15,
                               Months         Year         Year        Year         Year        Year        Months         1999
                                Ended         Ended        Ended       Ended        Ended       Ended        Ended        through
                              April 30,     October 31, October 31, October 31,  October 31, October 31,   April 30,    October 31,
                                2001          2000         1999        1998         1997        1996         2001         2000<F2>

                              (Unaudited)                                                                  (Unaudited)

Net Asset Value,
   Beginning of Period        $  14.47      $  15.10    $  14.67     $  13.87    $  12.33    $  11.01       $14.49      $13.92

Investment Activities
     Net investment income        0.15          0.33        0.32         0.37        0.36        0.36         0.13        0.30
     Net realized
        and unrealized
        gains (losses) from
        investments and
        foreign currencies       (0.17)         0.62        1.34         1.54        1.90        1.39        (0.17)       0.57

         Total from
            Investment
            Activities           (0.02)         0.95        1.66         1.91        2.26        1.75        (0.04)       0.87

Distributions
     Net investment income       (0.16)        (0.34)      (0.31)       (0.37)      (0.35)      (0.36)       (0.14)      (0.30)
     In excess of net
        investment income           --         (0.01)         --           --          --          --           --          --<F3>
     Net realized gains          (0.95)        (1.23)      (0.92)       (0.74)      (0.37)      (0.07)       (0.95)         --

     Total Distributions         (1.11)        (1.58)      (1.23)       (1.11)      (0.72)      (0.43)       (1.09)      (0.30)

Net Asset Value,
  End of Period               $  13.34      $  14.47    $  15.10     $  14.67    $  13.87    $  12.33       $13.36      $14.49

Total Return
   (excludes sales charges)      (0.08)%<F4>    6.74%      11.73%       14.55%      19.02%      16.27%       (0.20)%<F4>  6.32%<F4>

Ratios/Supplementary Data:
Net Assets at
  end of period(000)          $431,210      $412,606    $422,586     $418,807    $342,933    $273,553       $1,672      $1,141
Ratio of expenses to
   average net assets <F6>        1.28%<F5>     1.27%       1.27%        1.27%       1.25%       1.27%        1.57%<F5>   1.57%<F5>
Ratio of net investment income
   to average net assets <F6>     2.33%<F5>     2.36%       2.13%        2.54%       2.69%       3.14%        2.03%<F5>   2.04%<F5>
Ratio of expenses to
   average net assets<F1>         1.32%<F5>     1.35%       1.50%        1.50%       1.36%       1.43%        2.69%<F5>   3.95%<F5>
Ratio of net investment income
   to average net assets<F1>      2.29%<F5>     2.28%       1.90%        2.31%       2.58%       2.98%        0.91%<F5>  (0.34)%<F5>
Portfolio turnover <F7>             55%          140%        177%         231%        109%         80%          55%        140%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> On December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the fund at a maximum of 1.55% until February 28, 2001. Additionally, effective February 28, 2001, the Advisor also agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                 See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                   Convertible Securities Fund

                                                                           Class A Shares

                                           Six                                Eleven
                                          Months       Year        Year       Months          Year        Year          Year
                                           Ended       Ended       Ended      Ended          Ended       Ended         Ended
                                         April 30,   October 31, October 31, October 31,   November 30, November 30, November 30,
                                           2001        2000        1999      1998<F2>         1997        1996          1995

                                        (Unaudited)

Net Asset Value,
   Beginning of Period                  $ 14.29      $ 12.99     $ 12.22     $  14.33      $  13.55     $ 12.16      $ 11.05

Investment Activities
     Net investment income                 0.20         0.54        0.67         0.58          0.62        0.65         0.60
     Net realized and unrealized
        gains (losses) from
        investments                       (0.34)        1.97        0.83        (1.08)         1.43        1.68         1.50

         Total from
           Investment Activities          (0.14)        2.51        1.50        (0.50)         2.05        2.33         2.10

Distributions
     Net investment income                (0.24)       (0.58)      (0.70)       (0.54)        (0.65)      (0.62)       (0.61)
     Net realized gains                   (1.53)       (0.63)      (0.03)       (1.07)        (0.62)      (0.32)       (0.38)

     Total Distributions                  (1.77)       (1.21)      (0.73)       (1.61)        (1.27)      (0.94)       (0.99)

Net Asset Value, End of Period          $ 12.38      $ 14.29     $ 12.99     $  12.22      $  14.33     $ 13.55      $ 12.16

Total Return (excludes
   sales charges)                         (0.77)%<F4>  20.57%      12.46%       (3.69)%<F4>   16.26%      20.28%       20.43%

Ratios/Supplementary Data:
Net Assets at
  end of period (000)                   $93,520      $96,451     $79,655     $108,069      $104,982     $81,478      $68,212
Ratio of expenses to
   average net assets <F7>                 1.25%<F5>    1.24%       1.24%        1.20%<F5>     1.34%       1.31%        1.31%
Ratio of net investment income
   to average net assets <F7>              3.24%<F5>    4.01%       4.94%        4.60%<F5>     4.75%       5.17%        5.36%
Ratio of expenses to
   average net assets<F1>                  1.27%<F5>    1.24%       <F6>         <F6>          <F6>        <F6>         <F6>
Ratio of net investment income
   to average net assets<F1>               3.22%<F5>    4.01%       <F6>         <F6>          <F6>        <F6>         <F6>
Portfolio turnover <F8>                      43%          95%         73%          77%           77%         40%          52%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund became the Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary fee reductions during the period.

<F7> On December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A and Class G Shares of the fund at a maximum of 1.24% and 1.55%, respectively, until February 28, 2001. Additionally, effective February 28, 2001, the Advisor also agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                               Convertible Securities Fund

                                     Class G Shares

                                   Six        December 21,
                                  Months         1999
                                  Ended        through
                                 April 30,    October 31,
                                   2001         2000<F3>

                                 (Unaudited)

Net Asset Value,
   Beginning of Period           $14.34       $12.56

Investment Activities
     Net investment income         0.24         0.54
     Net realized and unrealized
        gains (losses) from
        investments               (0.39)        1.82

         Total from
           Investment Activities  (0.15)        2.36

Distributions
     Net investment income        (0.23)       (0.58)
     Net realized gains           (1.53)          --

     Total Distributions          (1.76)       (0.58)

Net Asset Value, End of Period   $12.43       $14.34

Total Return (excludes
   sales charges)                 (0.88)%<F4>  19.07%<F4>

Ratios/Supplementary Data:
Net Assets at
  end of period (000)            $1,302       $  287
Ratio of expenses to
   average net assets <F7>         1.58%<F5>    1.55%<F5>
Ratio of net investment income
   to average net assets <F7>      2.26%<F5>    3.18%<F5>
Ratio of expenses to
   average net assets<F1>          4.48%<F5>   13.40%<F5>
Ratio of net investment income
   to average net assets<F1>      (0.64)%<F5>  (8.67)%<F5>
Portfolio turnover <F8>              43%          95%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund became the Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary fee reductions during the period.

<F7> On December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A and Class G Shares of the fund at a maximum of 1.24% and 1.55%, respectively, until February 28, 2001. Additionally, effective February 28, 2001, the Advisor also agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                Real Estate Investment Fund

                                                               Class A Shares                                  Class G Shares

                                         Six                                                               Six       December 15,
                                       Months         Year         Year          Year        Period      Months          1999
                                        Ended         Ended        Ended         Ended        Ended       Ended        through
                                      April 30,     October 31,  October 31,  October 31,   October 31,  April 30,    October 31,
                                        2001          2000         1999          1998        1997<F2>      2001        2000<F3>

                                      (Unaudited)                                                        (Unaudited)

Net Asset Value,
  Beginning of Period                 $ 11.49       $  9.70      $ 10.19      $ 12.07       $10.00      $ 11.49      $  9.18

Investment Activities
     Net investment income               0.29          0.57         0.52         0.50         0.23         0.24         0.46
     Net realized and unrealized
        gains (losses) from
        investments                      0.37          1.63        (0.50)       (1.90)        2.01         0.39         2.25

         Total from Investment
           Activities                    0.66          2.20         0.02        (1.40)        2.24         0.63         2.71

Distributions
     Net investment income              (0.17)        (0.41)       (0.51)       (0.44)       (0.17)       (0.16)       (0.40)
     Net realized gains                    --            --           --        (0.04)          --           --           --

     Total Distributions                (0.17)        (0.41)       (0.51)       (0.48)       (0.17)       (0.16)       (0.40)

Net Asset Value, End of Period        $ 11.98       $ 11.49      $  9.70      $ 10.19       $12.07      $ 11.96      $ 11.49

Total Return (excludes sales charges)    5.76%<F4>    23.04%        0.03%      (11.91)%      22.42%<F4>    5.45%<F4>   29.92%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)     $14,767       $13,864      $14,205      $16,624       $4,376      $   216      $    75
Ratio of expenses to
  average net assets <F6>                1.40%<F5>     1.40%        1.16%        0.83%        0.00%<F5>    1.70%<F5>    1.65%<F5>
Ratio of net investment income
  to average net assets <F6>             5.07%<F5>     4.92%        4.92%        4.95%        5.11%<F5>    4.92%<F5>    4.40%<F5>
Ratio of expenses
  to average net assets<F1>              1.80%<F5>     1.77%        1.91%        1.95%        2.93%<F5>   17.11%<F5>   31.78%<F5>
Ratio of net investment income
  to average net assets<F1>              4.67%<F5>     4.55%        4.17%        3.83%        2.18%<F5>  (10.49)%<F5> (25.73)%<F5>
Portfolio turnover <F7>                    16%           73%          62%          53%          21%          16%          73%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> The Real Estate Investment Fund commenced operations on April 30, 1997.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> On December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A and Class G Shares of the fund at a maximum of 1.40% and 1.65%, respectively, until February 28, 2001. Additionally, effective February 28, 2001, the Advisor also agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Value Fund                                                       April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                          Shares or
                                          Principal      Market
Security Description                        Amount       Value

  Commercial Paper (1.6%)

General Electric Credit Corp.,
   4.66%, 5/1/01                          $  8,879    $  8,879

Total Commercial Paper (Cost $8,879)                     8,879

  Common Stocks (98.3%)

Advertising (0.6%):
Interpublic Group of Cos., Inc.            101,150       3,434

Aerospace/Defense (3.8%):
Boeing Co.                                  97,300       6,013
Honeywell International, Inc.              186,740       9,128
United Technologies Corp.                   69,600       5,434

                                                        20,575

Aluminum (1.2%):
Alcoa, Inc.                                153,500       6,355

Automotive (1.2%):
Ford Motor Co.                             218,200       6,433

Automotive Parts (0.5%):
Dana Corp.                                 129,949       2,551

Banks (10.2%):
Bank of America Corp.                      216,674      12,134
FleetBoston Financial Corp.                344,600      13,222
J.P. Morgan Chase & Co.                    215,100      10,320
Mellon Financial Corp.                     118,999       4,871
SunTrust Banks, Inc.                       231,800      14,718

                                                        55,265

Brokerage Services (1.4%):
Morgan Stanley Dean Witter & Co.           119,800       7,522

Chemicals -- General (2.0%):
Dow Chemical Co.                            91,000       3,044
Eastman Chemical Co.                        54,901       2,923
Praxair, Inc.                               97,500       4,615

                                                        10,582

Computers & Peripherals (5.2%):
Cisco Systems, Inc. (b)                    217,800       3,698
Dell Computer Corp. (b)                    180,900       4,756
Electronic Data Systems Corp.               62,700       4,044
Hewlett-Packard Co.                         87,500       2,488
International Business Machines Corp.       95,100      10,949
Sun Microsystems, Inc. (b)                 115,000       1,969

                                                        27,904

Consulting Services (0.3%):
KPMG Consulting, Inc. (b)                  105,500       1,647

Consumer Products (1.1%):
Newell Rubbermaid, Inc.                    152,500       4,111
Procter & Gamble Co.                        35,050       2,105

                                                         6,216

Cosmetics & Toiletries (0.9%):
Kimberly-Clark Corp.                        80,500       4,782

Electrical Equipment (0.7%):
Emerson Electric Co.                        52,900       3,526

Electronic & Electrical -- General (4.1%):
General Electric Co.                       318,300   $  15,447
Texas Instruments, Inc.                    176,451       6,829

                                                        22,276

Electronics (1.1%):
Johnson Controls, Inc.                      35,315       2,557
Parker-Hannifin Corp.                       70,800       3,301

                                                         5,858

Entertainment (0.5%):
Brunswick Corp.                            145,804       2,925

Financial Services (7.1%):
Citigroup, Inc.                            322,566      15,854
Fannie Mae                                 121,900       9,784
Household International, Inc.              197,000      12,612

                                                        38,250

Food Processing & Packaging (2.5%):
General Mills, Inc.                        186,600       7,354
Sara Lee Corp.                             314,500       6,262

                                                        13,616

Forest Products -- Lumber
   & Paper (1.0%):
International Paper Co.                     76,200       2,985
Westvaco Corp.                              96,700       2,551

                                                         5,536

Health Care (2.2%):
HCA-The Healthcare Co.                     154,100       5,964
Health Management Associates, Inc.,
   Class A (b)                             137,000       2,455
Medtronic, Inc.                             79,400       3,541

                                                        11,960

Heavy Machinery (0.5%):
Deere & Co.                                 66,700       2,739

Insurance -- Multi-Line (3.0%):
Allstate Corp.                              96,551       4,031
American General Corp.                      72,121       3,145
American International Group, Inc.          74,300       6,078
Lincoln National Corp.                      14,649         676
Torchmark Corp.                             53,925       2,043

                                                        15,973

Insurance -- Property, Casualty,
   Health (1.3%):
Chubb Corp.                                 48,150       3,214
St. Paul Cos., Inc.                         84,099       3,793

                                                         7,007

Manufacturing -- Diversified (1.3%):
Textron, Inc.                              132,102       7,004

Media (2.3%):
AOL Time Warner, Inc. (b)                  146,550       7,401
Viacom, Inc., Class B (b)                  100,700       5,242

                                                        12,643

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Value Fund                                                        April 30,2001
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                                        Market
Security Description                        Shares       Value

Newspapers (1.3%):
Gannett Co., Inc.                          112,448   $   7,259

Oil & Gas Exploration, Production
   & Services (1.8%):
Amerada Hess Corp.                          39,501       3,456
Anadarko Petroleum Corp.                    20,415       1,319
Transocean Sedco Forex, Inc.                89,018       4,832

                                                         9,607

Oil-Integrated Companies (6.9%):
Chevron Corp.                               79,000       7,628
Exxon Mobil Corp.                          114,589      10,154
Texaco, Inc.                               121,810       8,804
Unocal Corp.                               102,200       3,900
USX-Marathon Group, Inc.                   220,600       7,050

                                                        37,536

Oilfield Services & Equipment (1.0%):
Schlumberger Ltd.                           85,300       5,655

Pharmaceuticals (5.4%):
Abbott Laboratories                        124,700       5,784
American Home Products Corp.               112,200       6,480
Merck & Co., Inc.                           50,600       3,844
Pfizer, Inc.                               299,250      12,957

                                                        29,065

Pipelines (1.2%):
El Paso Corp.                               92,600       6,371

Railroads (1.3%):
Union Pacific Corp.                        123,400       7,020

Restaurants (0.8%):
Wendy's International, Inc.                169,150       4,285

Retail (2.4%):
Target Corp.                               334,700      12,869

Retail -- Specialty Stores (1.4%):
Lowe's Cos., Inc.                          122,650       7,727

Semiconductors (1.5%):
Intel Corp.                                112,400       3,474
LSI Logic Corp. (b)                        234,601       4,803

                                                         8,277

Software & Computer Services (2.9%):
Microsoft Corp. (b)                        188,300      12,757
Parametric Technology Corp. (b)            268,749       3,064

                                                        15,821

Telecommunications -- Equipment (2.9%):
Motorola, Inc.                             506,349   $   7,874
Nortel Networks Corp., ADR                 138,750       2,123
Tellabs, Inc. (b)                          156,350       5,489

                                                        15,486

Tobacco & Tobacco Products (1.2%):
Philip Morris Cos., Inc.                   128,850       6,457

Utilities -- Electric (3.9%):
Cinergy Corp.                               80,100       2,778
Constellation Energy Group, Inc.            67,499       3,222
Duke Energy Corp.                          125,200       5,854
Exelon Corp.                                89,250       6,163
FPL Group, Inc.                             49,100       2,941

                                                        20,958

Utilities -- Telecommunications (6.4%):
Alltel Corp.                               138,900       7,585
CenturyTel, Inc.                           128,799       3,501
SBC Communications, Inc.                   190,637       7,864
Verizon Communications                     195,556      10,769
WorldCom, Inc. (b)                         281,588       5,139

                                                        34,858

Total Common Stocks (Cost $440,759)                    531,830

Total Investments (Cost $449,638) (a) -- 99.9%         540,709

Other assets in excess of liabilities -- 0.1%              401

TOTAL NET ASSETS -- 100.0%                            $541,110

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $130,070
    Unrealized depreciation                            (38,999)
    Net unrealized appreciation                      $  91,071

(b) Non-income producing securities.

ADR -- American Depositary Receipt

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Established Value Fund                                           April 30,2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                           Shares or
                                           Principal     Market
Security Description                        Amount       Value

  Commercial Paper (3.5%)

General Electric Credit Corp.,
   4.66%, 5/1/01                          $ 14,450    $ 14,450

Total Commercial Paper (Cost $14,450)                   14,450

  Common Stocks (96.2%)

Aerospace/Defense (2.8%):
Boeing Co.                                 100,000       6,180
General Dynamics Corp.                      72,000       5,550

                                                        11,730

Airlines (1.5%):
Southwest Airlines Co.                     337,500       6,146

Apparel (2.4%):
Jones Apparel Group, Inc. (b)              135,000       5,365
Liz Claiborne, Inc.                         96,000       4,719

                                                        10,084

Automotive Parts (1.1%):
Borg Warner, Inc.                          100,000       4,453

Banks (1.2%):
Popular, Inc.                               61,000       1,855
Provident Financial Group, Inc.            105,000       3,131

                                                         4,986

Beverages (1.4%):
Coors (Adolph) Co.                         110,000       5,720

Brokerage Services (0.4%):
A. G. Edwards, Inc.                         40,000       1,627

Building Materials (1.7%):
Pulte Corp.                                150,000       7,017

Chemicals -- General (1.6%):
Englehard Corp.                            255,000       6,556

Commercial Services (0.4%):
Convergys Corp. (b)                          8,000         292
Quanta Services, Inc. (b)                   60,000       1,541

                                                         1,833

Computers & Peripherals (0.9%):
Computer Sciences Corp. (b)                100,000       3,563

Consumer Products (1.3%):
Fortune Brands, Inc.                       180,000       5,607

Electronics (3.0%):
Johnson Controls, Inc.                     148,000      10,715
Power-One, Inc. (b)                        105,000       1,839

                                                        12,554

Financial & Insurance (3.2%):
AMBAC Financial Group, Inc.                135,000       7,264
PMI Group, Inc.                             93,000       5,980

                                                        13,244

Financial Services (8.3%):
Citigroup, Inc.                            145,000    $  7,127
Household International, Inc.              135,000       8,642
Metris Companies, Inc.                     180,000       5,400
Providian Financial Corp.                  250,000      13,324

                                                        34,493

Health Care (2.8%):
Trigon Healthcare, Inc. (b)                 80,000       4,817
Wellpoint Health Networks (b)               68,000       6,681

                                                        11,498

Heavy Machinery (1.9%):
Ingersoll-Rand Co.                         165,000       7,755

Hotels & Motels (0.8%):
Starwood Hotels & Resorts
   Worldwide, Inc.                          97,000       3,501

Insurance -- Multi-Line (8.4%):
CIGNA Corp.                                 69,000       7,361
Hartford Financial Services Group, Inc.     84,000       5,216
Jefferson-Pilot Corp.                       75,000       3,500
MGIC Investment Corp.                       84,000       5,459
Old Republic International Corp.           171,000       4,940
Radian Group, Inc.                          74,000       5,735
Reinsurance Group of America                85,300       2,875

                                                        35,086

Manufacturing -- Diversified (1.6%):
Textron, Inc.                              125,000       6,628

Manufacturing -- Miscellaneous (1.1%):
ITT Industries, Inc.                       100,000       4,407

Medical Supplies (1.7%):
Baxter International, Inc.                  60,000       5,469
Sybron Dental Specialties, Inc. (b)         78,333       1,567

                                                         7,036

Metals (0.6%):
Stillwater Mining Co. (b)                   80,000       2,446

Oil & Gas Exploration,
   Production & Services (5.2%):
Equitable Resources, Inc.                   85,000       6,799
Kerr-McGee Corp.                            78,000       5,589
Noble Affiliates, Inc.                     111,100       4,830
Occidental Petroleum Corp.                 150,000       4,518

                                                        21,736

Oil Marketing & Refining (5.3%):
Murphy Oil Corp.                            87,000       7,134
Ultramar Diamond Shamrock Corp.            181,000       8,165
Valero Energy Corp.                        143,000       6,887

                                                        22,186

Oil-Integrated Companies (1.7%):
Chevron Corp.                               75,000       7,242

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Established Value Fund                                            April 30,2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Pipelines (3.6%):
El Paso Corp.                              220,000    $ 15,136

Real Estate Investment Trusts (2.4%):
Duke-Weeks Realty Corp.                    207,000       4,769
Equity Residential Properties Trust         97,000       5,092

                                                         9,861

Restaurants (4.8%):
Brinker International, Inc. (b)            300,000       8,610
Darden Restaurants, Inc.                   180,000       4,916
Wendy's International, Inc.                254,000       6,434

                                                        19,960

Retail (1.2%):
Target Corp.                               135,000       5,191

Retail -- Specialty Stores (2.0%):
Lowe's Cos., Inc.                           85,000       5,355
Pier 1 Imports, Inc.                       280,000       3,108

                                                         8,463

Savings & Loans (2.9%):
Dime Bancorp, Inc.                         240,000       8,004
Golden West Financial Corp.                 70,000       4,109

                                                        12,113

Semiconductors (1.3%):
Lam Research Corp. (b)                     180,000       5,328

Software & Computer Services (3.3%):
First Data Corp.                            80,000       5,395
Fiserv, Inc. (b)                           110,000       6,088
Macromedia, Inc. (b)                        96,000       2,175

                                                        13,658

Telecommunications (1.8%):
Mastec, Inc. (b)                           227,000       3,328
Telephone & Data Systems, Inc.              40,000       4,200

                                                         7,528

Telecommunications -- Equipment (2.5%):
Newport Corp.                               20,000    $    755
Qualcomm, Inc. (b)                          60,000       3,442
Scientific-Atlanta, Inc.                   106,000       6,119

                                                        10,316

Tools & Hardware Manufacturing (1.2%):
Black & Decker Corp.                       125,000       4,983

Transportation -- Air Freight (0.7%):
Atlas Air Worldwide Holdings, Inc. (b)     111,800       2,840

Utilities -- Electric (5.6%):
Duke Energy Corp.                          180,000       8,417
Energy East Corp.                          190,000       3,829
Exelon Corp.                               160,000      11,047

                                                        23,293

Utilities -- Natural Gas (0.6%):
Utilicorp United, Inc.                      72,000       2,542

Total Common Stocks (Cost $269,713)                    400,346

Total Investments (Cost $284,163) (a) -- 99.7%         414,796

Other assets in excess of liabilities -- 0.3%            1,360

TOTAL NET ASSETS -- 100.0%                            $416,156

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):


     Unrealized appreciation                          $140,637
     Unrealized depreciation                           (10,004)
     Net unrealized appreciation                      $130,633

(b)  Non-income producing securities.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Diversified Stock Fund                                          April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                          Shares or
                                          Principal    Market
Security Description                       Amount       Value

  Commercial Paper (1.1%)

General Electric Credit Corp.,
   4.66%, 5/1/01                          $ 13,212  $   13,212

Total Commercial Paper (Cost $13,212)                   13,212

  Common Stocks (98.9%)

Aerospace/Defense (3.2%):
Honeywell International, Inc.              385,000      18,819
Raytheon Co., Class B                      721,600      21,309

                                                        40,128

Aluminum (2.6%):
Alcoa, Inc.                                789,032      32,666

Automotive Parts (2.0%):
Eaton Corp.                                165,000      12,146
TRW, Inc.                                  325,000      12,499

                                                        24,645

Banks (3.5%):
Bank of America Corp.                      225,000      12,600
First Union Corp.                          550,000      16,483
Mellon Financial Corp.                     350,000      14,326

                                                        43,409

Biotechnology (1.0%):
Chiron Corp. (b)                           260,000      12,483

Brokerage Services (1.4%):
Morgan Stanley Dean Witter & Co.           275,000      17,267

Computers & Peripherals (5.5%):
International Business Machines Corp.      400,400      46,101
Sun Microsystems, Inc. (b)                 700,000      11,984
Unisys Corp. (b)                           950,000      11,438

                                                        69,523

Consulting Services (1.0%):
KPMG Consulting, Inc. (b)                  810,611      12,654

Consumer Products (1.7%):
Procter & Gamble Co.                       350,000      21,018

Cosmetics & Toiletries (3.1%):
Gillette Co.                               725,000      20,561
Kimberly-Clark Corp.                       300,000      17,820

                                                        38,381

Electronic & Electrical -- General (3.7%):
General Electric Co.                       550,000      26,692
Texas Instruments, Inc.                    500,000      19,350

                                                        46,042

Electronics (1.7%):
Parker-Hannifin Corp.                      310,000      14,452
Thermo Electron Corp. (b)                  280,000       7,381

                                                        21,833

Entertainment (1.4%):
Walt Disney Co.                            575,000      17,394

Financial & Insurance (1.4%):
AMBAC Financial Group, Inc.                316,700      17,042

Financial Services (3.9%):
Citigroup, Inc.                            678,333  $   33,340
Franklin Resources, Inc.                   350,000      15,278

                                                        48,618

Food Processing & Packaging (2.1%):
Quaker Oats Co.                            267,300      25,928

Forest Products --
  Lumber & Paper (0.9%):
Bowater, Inc.                              234,300      11,364

Heavy Machinery (4.3%):
Caterpillar, Inc.                          565,000      28,363
Deere & Co.                                152,900       6,280
Ingersoll-Rand Co.                         415,000      19,505

                                                        54,148

Insurance -- Multi-Line (3.7%):
American General Corp.                     180,000       7,850
American International Group, Inc.         224,444      18,359
Lincoln National Corp.                      65,000       3,000
Progressive Corp.                          150,400      17,567

                                                        46,776

Insurance -- Property, Casualty,
   Health (3.1%):
Chubb Corp.                                290,000      19,358
St. Paul Cos., Inc.                        440,000      19,844

                                                        39,202

Manufacturing -- Diversified (1.5%):
Textron, Inc.                              350,000      18,557

Media (4.0%):
AOL Time Warner, Inc. (b)                1,000,000      50,500

Medical Supplies (0.8%):
Biomet, Inc.                               241,450      10,317

Metals -- Fabrication (0.9%):
Kennametal, Inc.                           357,000      11,699

Oil & Gas Exploration,
   Production & Services (3.5%):
Anadarko Petroleum Corp.                   395,000      25,525
Noble Affiliates, Inc.                     215,500       9,368
Transocean Sedco Forex, Inc.               164,982       8,955

                                                        43,848

Oilfield Services & Equipment (4.5%):
Halliburton Co.                            575,600      24,872
Schlumberger Ltd.                          469,000      31,094

                                                        55,966

Pharmaceuticals (10.5%):
Abbott Laboratories                        220,000      10,204
American Home Products Corp.               500,000      28,875
Bristol-Myers Squibb Co.                   345,000      19,320
GlaxoSmithKline PLC-ADR                    734,010      39,320
Merck & Co., Inc.                          460,000      34,946

                                                       132,665

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Diversified Stock Fund                                           April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                      Shares         Value

Railroads (1.9%):
Norfolk Southern Corp.                   1,184,000  $   23,372

Retail (1.8%):
Target Corp.                               600,000      23,070

Retail -- Specialty Stores (1.8%):
Tiffany & Co.                              700,000      22,694

Semiconductors (4.4%):
Altera Corp. (b)                           700,000      17,703
Intel Corp.                                400,000      12,364
LSI Logic Corp. (b)                      1,200,600      24,576

                                                        54,643

Software & Computer Services (5.4%):
Microsoft Corp. (b)                        601,200      40,730
Oracle Corp. (b)                           800,000      12,928
Parametric Technology Corp. (b)          1,300,000      14,820

                                                        68,478

Telecommunications -- Equipment (2.3%):
Motorola, Inc.                           1,850,000      28,768

Utilities -- Telecommunications (4.4%):
AT&T Corp.                               1,062,151      23,664
SBC Communications, Inc.                   250,000      10,313
WorldCom, Inc. (b)                       1,124,206      20,517

                                                        54,494

Total Common Stocks (Cost $1,159,798)                1,239,592

Total Investments (Cost $1,173,010) (a) -- 100.0%    1,252,804

Liabilities in excess of other assets -- 0.0%             (551)

TOTAL NET ASSETS -- 100.0%                          $1,252,253

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $164,714
    Unrealized depreciation                            (84,920)
    Net unrealized appreciation                       $ 79,794

(b) Non-income producing securities.

ADR -- American Depositary Receipts

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Stock Index Fund                                                  April 30,2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

  Common Stocks (98.3%)

Advertising (0.2%):
Interpublic Group of Cos., Inc.             20,020    $    680
Omnicom Group, Inc.                         11,520       1,012

                                                         1,692

Aerospace/Defense (2.8%):
B.F. Goodrich Co.                            6,687         263
Boeing Co.                                  54,282       3,355
General Dynamics Corp.                      12,963         999
Honeywell International, Inc.              244,634      11,959
Lockheed Martin Corp.                       28,024         985
Northrop Grumman Corp.                       5,586         504
Raytheon Co., Class B                       22,186         655
United Technologies Corp.                   30,622       2,391

                                                        21,111

Airlines (0.2%):
AMR Corp. (b)                                9,804         374
Delta Air Lines, Inc.                        7,999         352
Southwest Airlines Co.                      49,309         897
U.S. Airways Group, Inc. (b)                 4,360         122

                                                         1,745

Aluminum (0.4%):
Alcan Aluminum Ltd.                         20,683         920
Alcoa, Inc.                                 56,273       2,330

                                                         3,250

Apparel (0.1%):
Liz Claiborne, Inc.                          3,372         166
VF Corp.                                     7,402         300

                                                           466

Apparel/Footwear (0.1%):
Nike, Inc., Class B                         17,544         734
Reebok International Ltd. (b)                3,722          95

                                                           829

Automotive (0.8%):
Ford Motor Co.                             120,616       3,557
General Motors Corp.                        35,675       1,955
Navistar International Corp. (b)             3,852          99
PACCAR, Inc.                                 4,974         241

                                                         5,852

Automotive Parts (0.2%):
Dana Corp.                                   9,624         189
Delphi Automotive Systems                   36,418         542
Eaton Corp.                                  4,452         328
Genuine Parts Co.                           11,260         304
TRW, Inc.                                    8,090         311
Visteon Corp.                                8,521         141

                                                         1,815

Banks (6.0%):
AmSouth Bankcorp                            24,417         419
Bank of America Corp.                      105,884       5,930
Bank of New York Co., Inc.                  48,170       2,418
Bank One Corp.                              75,225       2,841
BB & T Corp.                                26,132    $    926
Comerica, Inc.                              11,524         593
Fifth Third Bancorp                         36,949       1,986
First Union Corp.                           63,731       1,910
FleetBoston Financial Corp.                 70,449       2,703
Huntington Bancshares, Inc.                 16,320         246
J.P. Morgan Chase & Co., Inc.              123,772       5,940
KeyCorp                                     27,703         642
Mellon Financial Corp.                      31,747       1,299
National City Corp.                         39,634       1,078
Northern Trust Corp.                        14,428         938
PNC Bank Corp.                              18,843       1,226
Regions Financial Corp.                     15,538         473
SouthTrust Corp.                            11,012         524
State Street Corp.                          10,525       1,092
SunTrust Banks, Inc.                        19,271       1,224
Synovus Financial Corp.                     18,707         538
U.S. Bancorp.                              125,373       2,655
Union Planters Corp.                         9,046         344
Wachovia Corp.                              13,630         829
Wells Fargo Co.                            111,195       5,223

                                                        43,997

Beverages (2.0%):
Anheuser-Busch Cos., Inc.                   58,683       2,347
Brown-Forman Corp., Class B                  4,453         271
Coca Cola Enterprises, Inc.                 27,182         493
Coca-Cola Co.                              161,799       7,472
Coors (Adolph) Co.                           2,399         125
Pepsico, Inc.                               93,917       4,115

                                                        14,823

Biotechnology (0.8%):
Amgen, Inc. (b)                             67,759       4,143
Biogen, Inc. (b)                             9,623         622
Chiron Corp. (b)                            12,459         598
MedImmune, Inc. (b)                         13,795         540

                                                         5,903

Brokerage Services (1.5%):
Lehman Brothers Holdings, Inc.              16,275       1,184
Merrill Lynch & Co., Inc.                   52,562       3,243
Morgan Stanley Dean Witter & Co.            72,662       4,563
Schwab (Charles) Corp.                      90,018       1,782
Stilwell Financial, Inc.                    14,469         426

                                                        11,198

Building Materials (0.2%):
Centex Corp.                                 3,858         166
KB Home                                      2,861          86
Masco Corp.                                 29,033         668
Pulte Corp.                                  2,649         124
Vulcan Materials Co.                         6,569         304

                                                         1,348

Chemicals -- General (1.1%):
Air Products & Chemicals, Inc.              14,903         641
Ashland, Inc.                                4,526         195
Dow Chemical Co.                            58,307       1,950
E.I. Du Pont de Nemours                     67,850       3,066

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Stock Index Fund                                                  April 30,2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Eastman Chemical Co.                         5,003    $    266
Englehard Corp.                              8,312         214
Great Lakes Chemical Corp.                   3,266         103
Hercules, Inc.                               6,990          84
PPG Industries, Inc.                        10,948         582
Praxair, Inc.                               10,318         488
Rohm & Haas Co.                             14,294         491
Sigma-Aldrich Corp.                          5,024         231

                                                         8,311

Commercial Services (0.5%):
Cendant Corp. (b)                           50,028         887
Cintas Corp.                                10,979         481
Concord EFS, Inc. (b)                       13,956         650
Convergys Corp. (b)                         11,149         407
Ecolab, Inc.                                 8,264         313
Moodys, Inc.                                10,571         332
Paychex, Inc.                               24,260         838
Quintiles Transnational Corp. (b)            7,501         154

                                                         4,062

Computers & Peripherals (6.3%):
Adaptec, Inc. (b)                            6,411          72
Apple Computer, Inc. (b)                    22,512         574
Cabletron Systems, Inc. (b)                 12,012         188
Cisco Systems, Inc. (b)                    473,384       8,038
Compaq Computer Corp.                      109,881       1,923
Computer Sciences Corp. (b)                 10,969         391
Dell Computer Corp. (b)                    168,297       4,425
Electronic Data Systems Corp.               30,422       1,962
EMC Corp. (b)                              142,347       5,637
Gateway, Inc. (b)                           21,008         399
Hewlett-Packard Co.                        125,726       3,574
International Business Machines Corp.      114,136      13,143
Lexmark International Group, Inc. (b)        8,273         508
NCR Corp. (b)                                6,236         293
Network Appliance, Inc. (b)                 20,872         475
Sun Microsystems, Inc. (b)                 212,077       3,631
Symbol Technologies, Inc.                   14,283         450
Unisys Corp. (b)                            20,517         247

                                                        45,930

Construction (0.0%):
Fluor Corp.                                  4,804         253

Consulting Services (0.0%):
Sapient Corp. (b)                            7,893         106

Consumer Products (1.2%):
American Greetings Corp., Class A            4,132          48
Clorox Co.                                  15,372         489
Colgate-Palmolive Co.                       37,228       2,079
Fortune Brands, Inc.                        10,065         314
Newell Rubbermaid, Inc.                     17,343         468
Procter & Gamble Co.                        84,565       5,077
Tupperware Corp.                             3,750          83

                                                         8,558

Containers & Packaging (0.1%):
Ball Corp.                                   1,840          85
Bemis, Inc.                                  3,458         130
Pactiv Corp. (b)                            10,280    $    144
Sealed Air Corp. (b)                         5,443         211

                                                           570

Cosmetics & Toiletries (0.7%):
Alberto Culver Co.                           3,668         149
Avon Products, Inc.                         15,479         655
Gillette Co.                                68,525       1,943
International Flavor & Fragance, Inc.        6,358         157
Kimberly-Clark Corp.                        34,734       2,064

                                                         4,968

Data Processing & Reproduction (0.0%):
Arbitron Inc.                                   14           0

Distribution/Wholesale (0.1%):
Costco Wholesale Corp. (b)                  29,153       1,018

Electrical Equipment (0.3%):
Emerson Electric Co.                        27,911       1,860
W.W. Grainger, Inc.                          6,114         237

                                                         2,097

Electronic & Electrical -- General (3.5%):
General Electric Co.                       445,264      21,609
Texas Instruments, Inc.                    112,823       4,366

                                                        25,975

Electronics (1.0%):
American Power Conversion (b)               12,671         179
Analog Devices, Inc. (b)                    23,404       1,107
Applied Biosystems Group --
   Applera Corp.                            13,720         440
JDS Uniphase Corp. (b)                      84,974       1,818
Johnson Controls, Inc.                       5,600         405
Millipore Corp.                              3,013         173
Molex, Inc.                                 12,710         513
Parker-Hannifin Corp.                        7,584         354
PerkinElmer, Inc.                            3,248         217
Power-One, Inc. (b)                          5,105          89
Sanmina Corp. (b)                           19,934         581
Solectron Corp. (b)                         41,995       1,069
Tektronix, Inc. (b)                          6,154         149
Thermo Electron Corp. (b)                   11,711         309
Thomas & Betts Corp.                         3,773          78

                                                         7,481

Entertainment (0.6%):
Brunswick Corp.                              5,685         114
Walt Disney Co.                            135,338       4,094

                                                         4,208

Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)           12,804         204
Waste Management, Inc.                      40,443         987

                                                         1,191

Financial & Insurance (0.1%):
AMBAC Financial Group, Inc.                  6,850         369
MBIA, Inc.                                   9,597         459

                                                           828

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Stock Index Fund                                                  April 30,2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Financial Services (5.1%):
American Express Co.                        86,526    $  3,672
Bear Stearns Cos., Inc.                      6,955         350
Capital One Financial Corp.                 12,813         805
CIT Group, Inc. (The)                       17,039         625
Citigroup, Inc.                            326,731      16,060
Countrywide Credit Industries, Inc.          7,573         323
Deluxe Corp.                                 4,720         123
Equifax, Inc.                                9,215         305
Fannie Mae                                  65,538       5,260
Federal Home Loan Mortgage Corp.            45,220       2,975
Franklin Resources, Inc.                    17,147         748
H&R Block, Inc.                              5,939         327
Household International, Inc.               30,631       1,961
MBNA Corp.                                  55,415       1,976
Providian Financial Corp.                   18,598         991
T. Rowe Price Group, Inc.                    7,892         274
USA Education, Inc.                         10,673         759

                                                        37,534

Food Distributors, Supermarkets
   & Wholesalers (0.7%):
Albertsons, Inc.                            26,629         889
Kroger Co. (b)                              53,249       1,203
Safeway, Inc. (b)                           32,602       1,769
SUPERVALU, Inc.                              8,613         118
Sysco Corp.                                 43,974       1,237
Winn-Dixie Stores, Inc.                      9,139         289

                                                         5,505

Food Processing & Packaging (1.4%):
Archer-Daniels-Midland Co.                  41,229         491
Campbell Soup Co.                           27,340         832
ConAgra, Inc.                               34,922         727
General Mills, Inc.                         18,472         728
H.J. Heinz Co.                              22,621         886
Hershey Foods Corp.                          8,855         535
Kellogg Co.                                 26,390         673
Quaker Oats Co.                              8,583         833
Ralston-Ralston Purina Group                20,139         612
Sara Lee Corp.                              51,032       1,016
Unilever NV                                 37,186       2,086
Wm. Wrigley Jr. Co.                         14,689         710

                                                        10,129

Forest Products --
   Lumber & Paper (0.5%):
Boise Cascade Corp.                          3,731         131
Georgia Pacific Corp.                       14,686         477
International Paper Co.                     31,317       1,226
Louisiana Pacific Corp.                      6,778          83
Mead Corp.                                   6,447         182
Potlatch Corp.                               1,851          65
Temple-Inland, Inc.                          3,206         164
Westvaco Corp.                               6,549         173
Weyerhauser Co.                             14,124         798
Willamette Industries, Inc.                  7,104         346

                                                         3,645

Health Care (0.8%):
HCA-The Healthcare Co.                      35,939    $  1,391
Humana, Inc. (b)                            11,003         109
Manor Care, Inc. (b)                         6,679         155
McKesson HBOC, Inc.                         18,532         572
Medtronic, Inc.                             78,164       3,485
Wellpoint Health Networks (b)                4,070         400

                                                         6,112

Heavy Machinery (0.3%):
Caterpillar, Inc.                           22,365       1,123
Deere & Co.                                 15,271         627
Ingersoll-Rand Co.                          10,443         491
McDermott International, Inc.                3,934          48

                                                         2,289

Hotels & Motels (0.2%):
Hilton Hotels Corp.                         23,983         265
Marriott International, Inc., Class A       15,613         717
Starwood Hotels & Resorts                   12,563         453

                                                         1,435

Household Goods -- Appliances,
   Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                       12,761         248
Maytag Corp.                                 5,004         174
Whirlpool Corp.                              4,328         241

                                                           663

Insurance -- Multi-Line (3.7%):
Aetna, Inc. (b)                              9,358         264
Aflac, Inc.                                 34,507       1,097
Allstate Corp.                              47,576       1,986
American General Corp.                      32,717       1,427
American International Group, Inc.         151,437      12,387
Aon Corp.                                   16,660         554
CIGNA Corp.                                  9,986       1,066
Cincinnati Financial Corp.                  10,466         402
Conseco, Inc.                               21,163         403
Hartford Financial Services Group, Inc.     15,373         955
Jefferson-Pilot Corp.                       10,059         469
Lincoln National Corp.                      12,464         575
Loews Corp.                                 12,830         865
Marsh & McLennan Cos., Inc.                 17,897       1,726
MetLife, Inc.                               49,739       1,442
MGIC Investment Corp.                        6,945         451
Progressive Corp.                            4,779         558
Safeco Corp.                                 8,305         222
Torchmark Corp.                              8,213         311
UnumProvident Corp.                         15,670         469

                                                        27,629

Insurance -- Property, Casualty,
   Health (0.2%):
Chubb Corp.                                 11,373         759
St. Paul Cos., Inc.                         14,162         639

                                                         1,398

Internet Service Provider (0.1%):
Yahoo, Inc. (b)                             36,329         733

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Stock Index Fund                                                  April 30,2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                        Shares       Value

Internet Services/Software (0.0%):
BroadVision, Inc. (b)                       17,509    $    112

Leisure -- Recreation, Gaming (0.2%):
Carnival Corp.                              38,040       1,008
Harrah's Entertainment, Inc. (b)             7,594         262

                                                         1,270

Machine -- Diversified (0.5%):
Applied Materials, Inc. (b)                 52,646       2,875
Cummins Engine, Inc.                         2,688         111
Dover Corp.                                 13,213         516
Rockwell International Corp.                11,857         534

                                                         4,036

Manufacturing  -- Capital Goods (0.2%):
Cooper Industries, Inc.                      6,071         227
Illinois Tool Works, Inc.                   19,657       1,246

                                                         1,473

Manufacturing -- Miscellaneous (1.7%):
Corning, Inc.                               59,831       1,314
Crane Co.                                    3,929         111
Danaher Corp.                                9,229         517
FMC Corp. (b)                                1,982         142
ITT Industries, Inc.                         5,721         252
Minnesota Mining & Manufacturing Co.        25,772       3,067
National Service Industries, Inc.            2,670          64
Pall Corp.                                   7,974         187
Textron, Inc.                                9,254         491
Tyco International Ltd.                    113,998       6,085

                                                        12,230

Media (2.8%):
AOL Time Warner, Inc. (b)                  281,517      14,217
Univision Communications, Inc. (b)          13,431         587
Viacom, Inc., Class B (b)                  113,487       5,908

                                                        20,712

Medical Services (0.3%):
Tenet Healthcare Corp. (b)                  20,875         932
Unitedhealth Group, Inc.                    20,806       1,362

                                                         2,294

Medical Supplies (0.7%):
Bausch & Lomb, Inc.                          3,470         148
Baxter International, Inc.                  19,136       1,743
Becton Dickinson & Co.                      16,686         540
Biomet, Inc.                                11,625         497
Boston Scientific Corp. (b)                 26,367         419
C.R. Bard, Inc.                              3,307         146
Guidant Corp. (b)                           20,019         820
St. Jude Medical, Inc. (b)                   5,530         317
Stryker Corp.                               12,726         755

                                                         5,385

Medical -- Information Systems (0.1%):
IMS Health, Inc.                            19,105         524

Metals -- Fabrication (0.0%):
Timken Co.                                   3,904    $     67
Worthington Industries, Inc.                 5,554          66

                                                           133

Mining (0.1%):
Barrick Gold Corp.                          25,761         423
Homestake Mining Co.                        17,122         107
Newmont Mining Corp.                        12,513         228

                                                           758

Motorcycles (0.1%):
Harley-Davidson, Inc.                       19,715         909

Newspapers (0.4%):
Gannett Co., Inc.                           17,155       1,107
Knight-Ridder, Inc.                          4,771         258
New York Times Co., Class A                 10,550         433
Tribune Co.                                 19,667         829

                                                         2,627

Office Equipment & Supplies
   (Non-Computer Related) (0.3%):
Avery Dennison Corp.                         7,179         403
Office Depot, Inc. (b)                      19,384         184
Pitney Bowes, Inc.                          16,403         624
Staples, Inc. (b)                           29,471         479
Xerox Corp.                                 43,423         393

                                                         2,083

Oil & Gas Exploration,
   Production & Services (1.4%):
Amerada Hess Corp.                           5,762         504
Anadarko Petroleum Corp.                    16,186       1,046
Apache Corp.                                 8,037         514
Burlington Resource, Inc.                   14,051         663
Devon Energy Corp.                           8,350         493
Enron Corp.                                 48,569       3,045
EOG Resources, Inc.                          7,603         353
Kerr-McGee Corp.                             6,137         440
Nabors Industries, Inc. (b)                  9,559         570
Noble Drilling Corp. (b)                     8,736         424
Occidental Petroleum Corp.                  24,030         724
Oneok, Inc.                                  1,899          82
Rowan Cos., Inc. (b)                         6,139         204
Tosco Corp.                                  9,413         433
Transocean Sedco Forex, Inc.                20,610       1,119

                                                        10,614

Oil-Integrated Companies (5.2%):
Chevron Corp.                               41,755       4,032
Conoco, Inc., Class B                       40,543       1,233
Exxon Mobil Corp.                          226,150      20,036
Phillips Petroleum Co.                      16,607         990
Royal Dutch Petroleum Co.                  138,908       8,269
Sunoco, Inc.                                 5,516         210
Texaco, Inc.                                35,790       2,587
Unocal Corp.                                15,806         603
USX-Marathon Group, Inc.                    20,198         646

                                                        38,606

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
Stock Index Fund                                                April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                                        Market
Security Description                        Shares       Value

Oilfield Services & Equipment (0.6%):
Baker Hughes, Inc.                          21,600    $    849
Halliburton Co.                             28,781       1,244
Schlumberger Ltd.                           37,248       2,469

                                                         4,562

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                        10,446         219

Pharmaceuticals (10.0%):
Abbott Laboratories                        100,618       4,667
Allergan, Inc.                               8,555         650
Alza Corp., Class A (b)                     15,397         704
American Home Products Corp.                85,260       4,924
Bristol-Myers Squibb Co.                   127,211       7,124
Cardinal Health, Inc.                       27,359       1,844
Eli Lilly & Co.                             73,337       6,234
Forest Laboratories, Inc. (b)               11,461         701
Johnson & Johnson, Inc.                     90,431       8,725
King Pharmaceuticals, Inc. (b)              10,984         463
Merck & Co., Inc.                          150,031      11,398
Pfizer, Inc.                               410,449      17,771
Pharmacia Corp.                             83,901       4,385
Schering-Plough Corp.                       95,115       3,666
Watson Pharmaceuticals, Inc. (b)             6,687         333

                                                        73,589

Photography (0.1%):
Eastman Kodak Co.                           19,528         849

Physical Therapy (0.0%):
Healthsouth Corp. (b)                       25,133         353

Pipelines (0.5%):
El Paso Corp.                               32,334       2,224
Kinder Morgan, Inc.                          7,443         437
Williams Cos., Inc.                         31,441       1,326

                                                         3,987

Primary Metal & Mineral
   Production (0.1%):
Freeport-McMoRan Copper &
   Gold, Inc., Class B (b)                   9,661         137
Inco Ltd. (b)                               11,827         215
Phelps Dodge Corp.                           5,121         228
Placer Dome, Inc.                           21,307         216

                                                           796

Publishing (0.2%):
Dow Jones & Co., Inc.                        5,694         309
Harcourt General, Inc.                       4,974         273
McGraw-Hill Cos., Inc.                      12,713         823
Meredith Corp.                               3,247         123
R.R. Donnelley & Sons Co.                    7,939         221

                                                         1,749

Radio & Television (0.6%):
Clear Channel Communications, Inc. (b)      38,043       2,123
Comcast Corp., Class A Special
   Shares (b)                               61,106       2,683

                                                         4,806

Railroads (0.4%):
Burlington Northern/Santa Fe, Inc.          25,532    $    751
CSX Corp.                                   13,857         486
Norfolk Southern Corp.                      25,010         494
Union Pacific Corp.                         16,123         917

                                                         2,648

Restaurants (0.5%):
Darden Restaurants, Inc.                     7,815         213
McDonald's Corp.                            85,310       2,347
Starbucks Corp. (b)                         24,642         477
Tricon Global Restaurants (b)                9,514         426
Wendy's International, Inc.                  7,402         187

                                                         3,650

Retail (2.5%):
Best Buy Co., Inc. (b)                      13,518         744
Dollar General Corp.                        21,509         355
K-Mart Corp. (b)                            31,448         314
Target Corp.                                58,273       2,241
Wal-Mart Stores, Inc.                      290,588      15,035

                                                        18,689

Retail -- Department Stores (0.6%):
Consolidated Stores Corp. (b)                7,265          80
Dillard's, Inc., Class A                     5,725          97
Federated Department Stores, Inc.           12,931         556
J.C. Penney Co., Inc.                       17,068         346
Kohls Corp. (b)                             21,579       1,317
May Department Stores Co.                   19,372         722
Nordstrom, Inc.                              8,713         160
Sears, Roebuck & Co.                        21,741         801

                                                         4,079

Retail -- Drug Stores (0.6%):
CVS Corp.                                   25,487       1,502
Longs Drug Stores Corp.                      2,431          72
Walgreen Co.                                66,080       2,827

                                                         4,401

Retail -- Specialty Stores (1.8%):
AutoZone, Inc. (b)                           7,403         232
Bed Bath & Beyond, Inc. (b)                 18,590         526
Circuit City Stores, Inc.                   13,386         201
Gap, Inc.                                   55,279       1,532
Home Depot, Inc.                           150,666       7,097
Limited, Inc.                               27,695         469
Lowe's Cos., Inc.                           24,909       1,569
Radioshack Corp.                            12,092         370
Tiffany & Co.                                9,490         308
TJX Cos., Inc.                              18,189         570
Toys "R" Us, Inc. (b)                       12,840         318

                                                        13,192

Rubber & Rubber Products (0.0%):
Cooper Tire & Rubber Co.                     4,719          57
Goodyear Tire & Rubber Co.                  10,329         255

                                                           312

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2001
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                        Market
Security Description                        Shares       Value

Savings & Loans (0.4%):
Charter One Financial, Inc.                 13,526    $    396
Golden West Financial Corp.                 10,293         604
Washington Mutual, Inc.                     37,853       1,891

                                                         2,891

Semiconductors (3.2%):
Advanced Micro Devices, Inc. (b)            20,390         632
Altera Corp. (b)                            25,791         652
Applied Micro Circuits Corp. (b)            19,418         505
Broadcom Corp. (b)                          15,895         661
Conexant Systems, Inc. (b)                  15,813         170
Intel Corp.                                437,836      13,534
KLA-Tencor Corp. (b)                        12,001         660
Linear Technology Corp.                     20,606         990
LSI Logic Corp. (b)                         20,773         425
Maxim Integrated Products, Inc. (b)         20,861       1,066
Micron Technology, Inc. (b)                 38,600       1,752
National Semiconductor Corp. (b)            11,335         326
Novellus Systems, Inc. (b)                   9,153         505
QLogic Corp. (b)                             5,996         257
Teradyne, Inc. (b)                          11,351         448
Vitesse Semiconductor Corp. (b)             12,359         419
Xilinx, Inc. (b)                            21,468       1,019

                                                        24,021

Software & Computer Services (5.7%):
Adobe Systems, Inc.                         15,653         703
Autodesk, Inc.                               3,669         128
Automatic Data Processing, Inc.             41,335       2,242
BMC Software, Inc. (b)                      15,850         383
Citrix Systems, Inc. (b)                    12,053         342
Computer Associates International, Inc.     37,490       1,207
Compuware Corp. (b)                         23,928         246
First Data Corp.                            25,700       1,733
Fiserv, Inc. (b)                             8,080         447
Intuit, Inc. (b)                            13,460         431
Mercury Interactive Corp. (b)                5,262         348
Microsoft Corp. (b)                        347,104      23,517
Novell, Inc. (b)                            20,663          99
Oracle Corp. (b)                           363,405       5,873
Parametric Technology Corp. (b)             17,293         197
Peoplesoft, Inc. (b)                        18,570         688
Siebel Systems, Inc. (b)                    27,946       1,274
VERITAS Software Corp. (b)                  26,587       1,585

                                                        41,443

Staffing (0.0%):
Robert Half International, Inc. (b)         11,559         321

Steel (0.1%):
Allegheny Technologies, Inc.                 5,229          95
Nucor Corp.                                  5,067         258
USX-U.S. Steel Group, Inc.                   5,775         106

                                                           459

Telecommunications (0.9%):
Citizens Communications Co. (b)             17,253         198
Global Crossing Ltd. (b)                    57,617         722
Qwest Communications International (b)     107,740       4,406
Sprint Corp. (PCS Group) (b)                60,654    $  1,555
Williams Communications
   Group, Inc. (b)                               0           0

                                                         6,881

Telecommunications -- Equipment (2.0%):
ADC Telecommunications, Inc. (b)            50,570         380
Agilent Technologies, Inc. (b)              29,690       1,158
Andrew Corp. (b)                             5,296          93
Avaya, Inc. (b)                             18,390         272
Comverse Technology, Inc. (b)               10,798         740
Jabil Circuit, Inc. (b)                     12,414         361
Lucent Technologies, Inc.                  221,430       2,217
Motorola, Inc.                             142,109       2,210
Nortel Networks Corp.                      206,991       3,166
Qualcomm, Inc. (b)                          49,017       2,811
Scientific-Atlanta, Inc.                    10,501         606
Tellabs, Inc. (b)                           26,707         938

                                                        14,952

Tobacco & Tobacco Products (1.0%):
Philip Morris Cos., Inc.                   144,658       7,249
UST, Inc.                                   10,597         319

                                                         7,568

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                         5,252         209
Snap-on, Inc.                                3,785         110
Stanley Works                                5,592         203

                                                           522

Toys (0.1%):
Hasbro, Inc.                                11,212         137
Mattel, Inc.                                27,763         449

                                                           586

Transportation Services (0.1%):
Fedex Corp. (b)                             19,282         811

Travel Services (0.1%):
Sabre Holdings Corp. (b)                     8,569         427

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                          3,890          77

Utilities -- Electric (3.0%):
AES Corp. (b)                               34,504       1,645
Allegheny Energy, Inc.                       7,979         408
Ameren Corp.                                 8,927         375
American Electric Power Co.                 20,947       1,034
Calpine Corp. (b)                           19,356       1,103
CINergy Corp.                               10,343         359
CMS Energy Corp.                             8,516         267
Consolidated Edison Co. of
   New York, Inc.                           13,792         516
Constellation Energy Group, Inc.            10,572         505
Detroit Edison Co.                           9,280         389
Dominion Resources, Inc.                    15,556       1,065
Duke Energy Corp.                           49,858       2,330
Dynergy, Inc.                               21,014       1,216
Edison International                        21,196         209
Entergy Corp.                               14,501         587

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
Stock Index Fund                                                April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                                        Market
Security Description                        Shares       Value

Exelon Corp.                                20,717    $  1,431
FirstEnergy Corp.                           14,668         444
FPL Group, Inc.                             11,508         689
General Public Utilities Corp.               7,894         263
Mirant Corp.                                22,087         901
Niagara Mohawk Holdings, Inc. (b)           10,425         175
NiSource, Inc.                              13,262         395
PG&E Corp.                                  25,184         226
Pinnacle West Capital Corp.                  5,510         277
PPL Corp.                                    9,451         520
Progress Energy, Inc.                       13,369         591
Public Service Enterprise Group             13,949         648
Reliant Energy, Inc.                        19,175         950
Southern Co.                                43,972       1,029
TXU Corp.                                   16,794         738
Xcel Energy, Inc.                           22,157         691

                                                        21,976

Utilities -- Natural Gas (0.1%):
Keyspan Corp.                                8,759         348
NICOR, Inc.                                  2,969         116
Peoples Energy Corp.                         2,302          92
Sempra Energy                               13,303         368

                                                           924

Utilities -- Telecommunications (4.8%):
Alltel Corp.                                20,367       1,112
AT&T Corp.                                 244,589       5,449
BellSouth Corp.                            121,817       5,111
CenturyTel, Inc.                             9,150         249
SBC Communications, Inc.                   220,217       9,085
Sprint Corp. (FON Group)                    57,529       1,230
Verizon Communications                     175,785       9,681
WorldCom, Inc. (b)                         187,305       3,418

                                                        35,335

Wireless Communications (0.1%):
Nextel Communications, Inc.,
   Class A (b)                              49,564         806
Palm, Inc. (b)                              36,850         295

                                                         1,101

Total Common Stocks (Cost $552,255)                    728,599

  Commercial Paper (1.6%)

General Electric Credit Corp.,
   4.66%, 5/1/01                          $ 11,501    $ 11,501

Total Commercial Paper (Cost $11,501)                   11,501

  U.S. Treasury Bills (0.1%)

4.37%, 6/14/01 (c)                           1,000         995

Total U.S. Treasury Bills (Cost $995)                      995

Total Investments (Cost $564,751) (a) -- 100.0%        741,095

Other assets in excess of liabilities -- 0.0%               41

TOTAL NET ASSETS -- 100.0%                            $741,136

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $259,428
     Unrealized depreciation                           (81,981)
     Net unrealized appreciation                      $177,447

(b) Non-income producing securities. (c) Serves as collateral for futures contracts.
                                           Number of      Market
                                            Contracts     Value

Futures Contracts
S&P 500 Index,
   face amount $10,813
   expiring June 15, 2001                   38         $11,916

Total Futures Contracts (Cost $10,813)                 $11,916

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Growth Fund                                                     April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                          Shares or
                                          Principal    Market
Security Description                       Amount       Value

  Commercial Paper (0.6%)

General Electric Credit Corp.,
   4.66%, 5/1/01                          $  2,835   $   2,835

Total Commercial Paper (Cost $2,835)                     2,835

  Common Stocks (99.4%)

Aerospace/Defense (3.9%):
Boeing Co.                                 111,100       6,866
Honeywell International, Inc.              140,500       6,867
United Technologies Corp.                   58,400       4,560

                                                        18,293

Aluminum (0.3%):
Alcoa, Inc.                                 33,700       1,395

Banks (2.6%):
Mellon Financial Corp.                     158,800       6,500
Wells Fargo Co.                            120,400       5,655

                                                        12,155

Beverages (2.4%):
Anheuser-Busch Cos., Inc.                   73,300       2,931
Pepsico, Inc.                              189,800       8,315

                                                        11,246

Biotechnology (1.1%):
Amgen, Inc. (b)                             82,700       5,056

Brokerage Services (0.6%):
Morgan Stanley Dean Witter & Co.            44,000       2,763

Chemicals -- General (1.5%):
E.I. Du Pont de Nemours                     67,200       3,037
Eastman Chemical Co.                        72,600       3,865

                                                         6,902

Commercial Services (0.7%):
Convergys Corp. (b)                         85,400       3,117

Computers & Peripherals (10.1%):
Cisco Systems, Inc. (b)                    514,900       8,743
Dell Computer Corp. (b)                    330,300       8,684
EMC Corp. (b)                              159,800       6,328
International Business Machines            155,200      17,869
Sun Microsystems, Inc. (b)                 302,200       5,174

                                                        46,798

Consulting Services (0.4%):
KPMG Consulting, Inc. (b)                  127,567       1,991

Consumer Products (2.1%):
Colgate-Palmolive Co.                       91,900       5,132
Procter & Gamble Co.                        74,600       4,480

                                                         9,612

Cosmetics & Toiletries (1.4%):
Kimberly-Clark Corp.                       105,800       6,285

Electrical Equipment (1.1%):
Emerson Electric Co.                        79,300       5,285

Electronic & Electrical -- General (5.7%):
General Electric Co.                       468,400   $  22,731
Texas Instruments, Inc.                     97,800       3,785

                                                        26,516

Financial Services (5.5%):
Citigroup, Inc.                            208,500      10,247
Fannie Mae                                  84,100       6,750
Goldman Sachs Group, Inc.                   30,900       2,815
MBNA Corp.                                 165,800       5,911

                                                        25,723

Insurance -- Multi-Line (2.6%):
American International Group, Inc.         148,300      12,131

Insurance -- Property, Casualty,
   Health (0.5%):
St. Paul Cos., Inc.                         53,000       2,390

Manufacturing / Diversified (0.7%):
Tyco International Ltd.                     61,000       3,256

Media (4.6%):
AOL Time Warner, Inc. (b)                  360,250      18,192
Viacom, Inc., Class B (b)                   61,000       3,176

                                                        21,368

Medical Supplies (0.4%):
Baxter International, Inc.                  21,400       1,951

Oil & Gas Exploration, Production
   & Services (1.1%):
Anadarko Petroleum Corp.                    79,200       5,118

Oil-Integrated Companies (2.4%):
Exxon Mobil Corp.                          127,600      11,305

Oilfield Services & Equipment (1.6%):
Schlumberger Ltd.                          108,700       7,207

Pharmaceuticals (17.8%):
Abbott Laboratories                         96,000       4,452
American Home Products Corp.               142,400       8,224
Bristol-Myers Squibb Co.                    66,500       3,724
Cardinal Health, Inc.                       69,700       4,698
Eli Lilly & Co.                             73,800       6,273
Johnson & Johnson, Inc.                    134,300      12,957
Merck & Co., Inc.                          171,200      13,007
Pfizer, Inc.                               439,200      19,018
Pharmacia Corp.                            198,300      10,363

                                                        82,716

Retail (5.3%):
Target Corp.                               193,600       7,444
Wal-Mart Stores, Inc.                      329,100      17,028

                                                        24,472

Retail -- Drug Stores (1.0%):
Walgreen Co.                               103,700       4,436

Retail -- Specialty Stores (2.6%):
Home Depot, Inc.                           254,500      11,987

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Growth Fund                                                     April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Semiconductors (4.5%):
Altera Corp. (b)                           105,300   $   2,663
Applied Micro Circuits Corp. (b)            31,800         827
Broadcom Corp., Class A (b)                 27,300       1,135
Intel Corp.                                428,500      13,245
Xilinx, Inc. (b)                            64,000       3,038

                                                        20,908

Software & Computer Services (8.4%):
Automatic Data Processing, Inc.             84,400       4,579
Microsoft Corp. (b)                        327,700      22,201
Oracle Corp. (b)                           364,500       5,890
Parametric Technology Corp. (b)            320,000       3,648
VERITAS Software Corp. (b)                  44,200       2,635

                                                        38,953

Telecommunications -- Equipment (2.9%):
ADC Telecommunications, Inc. (b)            95,800         719
Comverse Technology, Inc. (b)               43,500       2,980
Nortel Networks Corp., ADR                  72,500       1,109
Qualcomm, Inc. (b)                          83,800       4,807
Tellabs, Inc. (b)                          106,200       3,729

                                                        13,344

Utilities -- Telecommunications (3.6%):
SBC Communications, Inc.                   137,500    $  5,672
Verizon Communications                      74,200       4,086
WorldCom, Inc. (b)                         376,300       6,868

                                                        16,626

Total Common Stocks (Cost $430,715)                    461,305

Total Investments (Cost $433,550) (a) -- 100.0%        464,140

Liabilities in excess of other assets -- 0.0%            (150)

TOTAL NET ASSETS -- 100.0%                            $463,990

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $ 90,498
     Unrealized depreciation                           (59,908)
     Net unrealized appreciation                      $ 30,590

(b)  Non-income producing securities.

ADR  -- American Depositary Receipts

                     See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                      Established  Diversified   Stock
                                                                           Value        Value         Stock        Index    Growth
                                                                           Fund          Fund          Fund         Fund      Fund

ASSETS:
Investments, at value (cost $449,638; $284,163;
  $1,173,010; $564,751; $433,550)                                        $540,709     $414,796     $1,252,804   $741,095  $464,140
Cash                                                                           --           14             --         --        --
Interest and dividends receivable                                             414          102            781        496       229
Receivable for capital shares issued                                           --           --             37         10        --
Receivable from brokers for investments sold                                1,620        1,856             --         --        --
Receivable from affiliates                                                     24           --             --          5        24
Collateral for securities loaned, at fair value                            62,739       81,149        203,638    202,261    67,417
Prepaid expenses and other assets                                              20           69             27         14        24

         Total Assets                                                     605,526      497,986      1,457,287    943,881   531,834

LIABILITIES:
Payable to brokers for investments purchased                                1,215           --             --         40        --
Net payable for variation margin on futures contracts                          --           --             --         40        --
Payable for return of collateral received                                  62,739       81,149        203,638    202,261    67,417
Accrued expenses and other payables:
     Investment advisory fees                                                 321          170            632        295       271
     Administration fees                                                       12            4             24         --        11
     Custodian fees                                                             8            7             21         24        11
     Transfer agent fees                                                       16          221            400         69        42
     Shareholder service fees -- Class A                                       96            6            160         --        84
     Shareholder service and 12b-1 fees -- Class B                             --           --             66         --        --
     12b-1 Fees -- Class G                                                      2          263             54          3         3
     Other                                                                      7           10             39         13         5

         Total Liabilities                                                 64,416       81,830        205,034    202,745    67,844

NET ASSETS:
Capital                                                                   408,323      211,983      1,091,924    556,177   419,249
Undistributed (distribution in excess) net investment income (loss)           (39)        (288)          (377)       245      (639)
Net unrealized appreciation/depreciation from investments and futures      91,071      130,633         79,794    177,447    30,590
Accumulated undistributed net realized gains
  from investment transactions and futures                                 41,755       73,828         80,912      7,267    14,790

         Net Assets                                                      $541,110     $416,156     $1,252,253   $741,136  $463,990

Net Assets
     Class A                                                             $536,189     $ 36,603     $1,042,724   $713,044  $455,615
     Class B                                                                   --           --         66,448         --        --
     Class G                                                                4,921      379,553        143,081     28,092     8,375

         Total                                                           $541,110     $416,156     $1,252,253   $741,136  $463,990

Outstanding units of beneficial interest (shares)
     Class A                                                               35,447        1,117         67,645     35,240    23,158
     Class B                                                                   --           --          4,519         --        --
     Class G                                                                  325       11,586          9,310      1,388       427

         Total                                                             35,772       12,703         81,474     36,628    23,585

Net asset value
     Redemption price per share -- Class A                               $  15.13     $  32.78     $    15.41   $  20.23  $  19.67
     Offering and redemption price per share -- Class B                        --           --     $    14.71         --        --
     Offering and redemption price per share -- Class G                  $  15.12     $  32.76     $    15.37   $  20.23  $  19.58

Maximum sales charge -- Class A                                              5.75%        5.75%          5.75%      5.75%     5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A               $  16.05     $  34.78     $    16.35   $  21.46  $  20.87


                     See notes to financial statements.


                                                        Statements of Operations
The Victory Portfolios                   For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                               (Unaudited)


                                                                                Established  Diversified     Stock
                                                                      Value        Value        Stock        Index       Growth
                                                                      Fund         Fund         Fund         Fund         Fund
Investment Income:
Interest income                                                      $   152      $   664      $   368     $    265      $    193
Dividend income                                                        4,425        2,415        7,222        4,607         2,159
Foreign tax withholding                                                   (1)          --           (1)          (6)           (1)
Income from securities lending                                            24           26           63           64            25

     Total Income                                                      4,600        3,105        7,652        4,930         2,376

Expenses:
Investment advisory fees                                               2,000        1,076        3,876        2,315         1,887
Administration fees                                                      365          284          700          490           347
Shareholder service fees -- Class A                                      661           30        1,164           --           617
Shareholder service and 12b-1 fees -- Class B                             --           --          331           --           --
12b-1 fees Class -- G                                                      9          903          331           35            21
Accounting fees                                                           49           42           75           92            50
Custodian fees                                                            56           43          126          129            58
Legal and audit fees                                                      20           37           43           27            18
Trustees' fees and expenses                                                7            2           17           11             7
Transfer agent fees                                                       24          232          431           79            50
Registration and filing fees                                              20           16           22           13            14
Printing fees                                                              2            9           21            3             3
Other                                                                     17            9           47           28            15

     Total Expenses                                                    3,230        2,683        7,184        3,222         3,087

Expenses voluntarily reduced                                              --         (429)         (38)        (831)          --

     Expenses before reimbursement from distributor                    3,230        2,254        7,146        2,391         3,087
     Expenses reimbursed by distributor                                 (160)          (6)          --          (32)          (72)

     Net Expenses                                                      3,070        2,248        7,146        2,359         3,015

Net investment income (loss)                                           1,530          857          506        2,571          (639)

Realized/unrealized gains and losses from investments:
Net realized gains on investment transactions and futures             41,781       73,827       82,555       13,730        15,239
Net change in unrealized appreciation
   on investment transactions and futures                            (52,538)     (51,244)     (76,981)    (124,238)     (109,555)

Net realized/unrealized gains (losses)
   on investments and futures                                        (10,757)      22,583        5,574     (110,508)      (94,316)

Change in net assets resulting from operations                      $ (9,227)    $ 23,440     $  6,080    $(107,937)    $ (94,955)


                     See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                                       Value                 Established Value
                                                                                       Fund                        Fund

                                                                                 Six                         Six
                                                                               Months         Year         Months           Year
                                                                                Ended         Ended         Ended           Ended
                                                                              April 30,    October 31,    April 30,      October 31,
                                                                                2001          2000          2001            2000

                                                                              (Unaudited)                 (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)                                             $  1,530     $   2,785      $    857       $    836
     Net realized gains (losses) from investment
        activities and futures                                                  41,781        80,280        73,827         31,357
     Net change in unrealized appreciation/depreciation
        from investments                                                       (52,538)      (39,977)      (51,244)        10,276

Change in net assets from operations                                            (9,227)       43,088        23,440         42,469

Distributions to Shareholders:
     From net investment income:
         Class A                                                                (1,562)       (2,780)          (93)           (23)
         Class G                                                                    (7)           (5)       (1,052)          (814)
     In excess of net investment income:
         Class A                                                                    --           (37)           --             (3)
         Class G                                                                    --            --<F1>        --           (100)
     From net realized gains from investment transactions                      (80,237)      (70,536)      (31,269)       (55,587)

Change in net assets from distributions to shareholders                        (81,806)      (73,358)      (32,414)       (56,527)

Capital Transactions:
     Proceeds from shares issued                                                47,857        97,134        33,164        153,527
     Proceeds from shares issued in connection with merger                          --            --            --         10,261
     Dividends reinvested                                                       75,003        66,758        32,331         82,686
     Cost of shares redeemed                                                   (57,751)     (178,071)      (55,323)      (286,746)

Change in net assets from share transactions                                    65,109       (14,179)       10,172        (40,272)

Change in net assets                                                           (25,924)      (44,449)        1,198        (54,330)

Net Assets:
     Beginning of period                                                       567,034       611,483       414,958        469,288

     End of period                                                            $541,110     $ 567,034      $416,156      $ 414,958

Share Transactions:
     Issued                                                                      3,194         5,568         1,071          1,384
     Issued in connection with merger                                               --            --            --            336
     Reinvested                                                                  5,004         3,868         1,055          1,825
     Redeemed                                                                   (3,816)      (10,499)       (1,761)        (4,885)

Change in Shares                                                                 4,382        (1,063)          365         (1,340)


<F1>  Rounds to less than $1,000.



                     See notes to financial statements.


The Victory Portfolios                       Statements of Changes in Net Assets
(Amounts in Thousands)


                                                     Diversified Stock               Stock Index                  Growth
                                                           Fund                         Fund                       Fund

                                                     Six                           Six                       Six
                                                   Months          Year          Months         Year        Months         Year
                                                    Ended          Ended          Ended         Ended        Ended         Ended
                                                  April 30,     October 31,     April 30,    October 31,   April 30,    October 31,
                                                    2001           2000           2001          2000         2001          2000

                                                  (Unaudited)                  (Unaudited)                (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)                 $     506     $    1,117     $   2,571    $   7,874     $    (639)   $  (1,426)
     Net realized gains (losses) from
        investment activities and futures            82,555        170,617        13,730       16,295        15,239       32,131
     Net change in unrealized appreciation/
        depreciation from investments               (76,981)         9,259      (124,238)      22,755      (109,555)      (6,919)

Change in net assets from operations                  6,080        180,993      (107,937)      46,924       (94,955)      23,786

Distributions to Shareholders:
     From net investment income:
         Class A                                       (883)        (1,116)       (2,655)      (8,211)           --          --
         Class G                                         --             (1)          (71)        (152)           --          --
     In excess of net investment income:
         Class A                                         --           (321)           --           --            --          --
         Class G                                         --             --<F1>        --           --            --          --
     From net realized gains from investment
        transactions and futures                   (170,791)      (177,058)      (20,186)     (28,851)      (32,477)     (20,902)

Change in net assets from distributions
   to shareholders                                 (171,674)      (178,496)      (22,912)     (37,214)      (32,477)     (20,902)

Capital Transactions:
     Proceeds from shares issued                    218,858        335,844        46,102      130,857       223,681       83,781
     Dividends reinvested                           151,663        155,125        20,940       34,219        29,295       18,008
     Cost of shares redeemed                       (155,066)      (425,789)      (77,797)    (159,663)      (70,962)    (112,682)

Change in net assets from share transactions        215,455         65,180       (10,755)       5,413       182,014      (10,893)

Change in net assets                                 49,861         67,677      (141,604)      15,123        54,582       (8,009)

Net Assets:
     Beginning of period                          1,202,392      1,134,715       882,740      867,617       409,408      417,417

     End of period                               $1,252,253     $1,202,392     $ 741,136    $ 882,740     $ 463,990    $ 409,408

Share Transactions:
     Issued                                          14,059         19,873         2,211        5,476         9,262        3,355
     Reinvested                                      10,228          9,569           958        1,432         1,298          731
     Redeemed                                       (10,323)       (25,205)       (3,753)      (6,685)       (3,463)      (4,489)

Change in Shares                                     13,964          4,237          (584)         223         7,097         (403)


<F1>  Rounds to less than $1,000.



                     See notes to financial statements.


The Victory Portfolios                                      Financial Highlights
For Share Outstanding Throughout Each Period


                                                                                    Value Fund

                                                            Class A Shares                                   Class G Shares

                                    Six                                                                        Six      December 15,
                                  Months          Year        Year        Year       Year        Year        Months        1999
                                   Ended          Ended       Ended       Ended      Ended       Ended        Ended      through
                                 April 30,     October 31, October 31, October 31,October 31, October 31,   April 30,   October 31,
                                   2001           2000        1999        1998       1997        1996         2001        2000<F2>

                                 (Unaudited)                                                                (Unaudited)

Net Asset Value,
  Beginning of Period            $  18.06      $  18.84    $  18.81    $  17.07   $  14.18    $  11.87      $18.06      $16.73

Investment Activities:
     Net investment income           0.04          0.09        0.04        0.09       0.15        0.20        0.02        0.04
     Net realized and unrealized
        gain (loss) on
        investments                 (0.37)         1.37        3.16        3.16       3.57        2.65       (0.38)       1.35

         Total from Investment
           Activities               (0.33)         1.46        3.20        3.25       3.72        2.85       (0.36)       1.39

Distributions
     Net investment income          (0.04)        (0.09)      (0.04)      (0.10)     (0.16)      (0.20)      (0.02)      (0.06)
     In excess of net
       investment income               --            --<F8>      --          --         --          --          --          --<F8>
     Net realized gains             (2.56)        (2.15)      (3.13)      (1.41)     (0.67)      (0.34)      (2.56)         --

         Total Distributions        (2.60)        (2.24)      (3.17)      (1.51)     (0.83)      (0.54)      (2.58)      (0.06)

Net Asset Value, End of Period   $  15.13      $  18.06    $  18.84    $  18.81   $  17.07    $  14.18      $15.12      $18.06

Total Return (excludes
  sales charge)                     (1.61)%<F6>    8.33%      20.02%      20.46%     27.24%      24.66%      (1.81)%<F6>  8.34%<F6>

Ratios/Supplemental Data:
Net Assets, End of period (000)  $536,189      $564,111    $611,483    $517,313   $472,047    $382,083      $4,921      $2,923
Ratio of expenses to average
  net assets <F4>                    1.15%<F7>     1.19%       1.40%       1.34%      1.32%       1.33%       1.47%<F7>   1.44%<F7>
Ratio of net investment income
   to average net assets <F4>        0.58%<F7>     0.49%       0.20%       0.54%      0.93%       1.56%       0.21%<F7>   0.14%<F7>
Ratio of expenses to average
  net assets<F1>                     1.21%<F7>     1.24%       1.45%       1.46%      <F3>        1.35%       1.93%<F7>   2.27%<F7>
Ratio of net investment income
   (loss) to average net
   assets<F1>                        0.52%<F7>     0.44%       0.15%       0.42%      <F3>        1.54%      (0.25)%<F7> (0.69)%<F7>
Portfolio turnover <F5>             25.31%           34%         36%         40%        25%         28%      25.31%         34%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> There were no voluntary fee reductions during the period.

<F4> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 1.45% until February 28, 2001. Additionally, effective February 28, 2001, the adviser also agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the fund at a maximum of 2.00% until at least February 28, 2001.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Not annualized.

<F7> Annualized.

<F8> Less than $0.01 per share.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                               Established Value Fund

                                      Class A Shares

                                    Six           May 5,
                                  Months           2000
                                   Ended         through
                                 April 30,       October 31,
                                   2001          2000<F7>

                                 (Unaudited)

Net Asset Value, Beginning
  of Period                      $ 33.65         $ 30.54

Investment Activities:
     Net investment income          0.11            0.07
     Net realized and
        unrealized gain
        (loss) on
        investments                 1.70            3.11

   Total from Investment
      Activities                    1.81            3.18

Distributions
     Net investment
       income                      (0.13)          (0.06)
     In excess of net
       investment income              --           (0.01)
     Net realized gains            (2.55)             --

     Total Distributions           (2.68)          (0.07)

Net Asset Value,
  End of Period                  $ 32.78         $ 33.65

Total Return (excludes
  sales charge)                     5.97%<F3>      10.44%<F3>

Ratios/Supplementary
  Data:
Net Assets at
   end of period (000)           $36,603         $15,005
Ratio of expenses to
   average net assets <F5>          0.90%<F4>       0.87%<F4>
Ratio of net investment
   income to average net
   assets <F5>                      0.52%<F4>       0.43%<F4>
Ratio of expenses to
   average net assets<F1>           1.15%<F4>       1.46%<F4>
Ratio of net investment
   income (loss) to
   average net assets<F1>           0.27%<F4>      (0.16)%<F4>
Portfolio turnover <F8>               30%             28%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison Established Value Fund became the
     Victory Established Value Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> On April 1, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the fund at a maximum of 1.10% until April 1, 2001. Additionally, effective February 28, 2000, the adviser also agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A Shares of the Fund at a maximum of 0.88% until February 28, 2001.

<F6> There were no fee reductions during the period.

<F7> Period from commencement of operations.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                              Established Value Fund

                                                                 Class G Shares

                                Six                      April 1,
                               Months         Year        1999         Year       Year       Year      Year
                               Ended         Ended       through      Ended      Ended      Ended     Ended
                              April 30,    October 31, October 31,   March 31,  March 31, March 31, March 31,
                                2001          2000        1999<F2>     1999       1998       1997      1996

                              (Unaudited)

Net Asset Value, Beginning
  of Period                   $  33.63     $  34.31   $   31.34      $  33.94   $  28.83   $  27.57 $  23.39

Investment Activities:
     Net investment income        0.07         0.06        0.02          0.29       0.46       0.44     0.44
     Net realized and
        unrealized gain
        (loss) on
        investments               1.70         3.43        2.98         (0.71)      7.70       3.62     5.18

   Total from Investment
      Activities                  1.77         3.49        3.00         (0.42)      8.16       4.06     5.62

Distributions
     Net investment
       income                    (0.09)       (0.06)      (0.03)        (0.30)     (0.48)     (0.45)   (0.43)
     In excess of net
       investment income            --        (0.01)         --            --         --         --       --
     Net realized gains          (2.55)       (4.10)         --         (1.88)     (2.57)     (2.35)   (1.01)

     Total Distributions         (2.64)       (4.17)      (0.03)        (2.18)     (3.05)     (2.80)   (1.44)

Net Asset Value,
  End of Period               $  32.76     $  33.63   $   34.31      $  31.34   $  33.94   $  28.83 $  27.57

Total Return (excludes
  sales charge)                   5.82%<F3>   11.26%       9.59%<F3>    (1.01)%    29.67%     15.14%   24.84%

Ratios/Supplementary
  Data:
Net Assets at
   end of period (000)        $379,553     $399,953   $ 469,288      $478,984   $567,255   $429,726 $366,417
Ratio of expenses to
   average net assets <F5>        1.14%<F4>    1.10%       1.10%<F4>     1.09%      1.10%      1.12%    1.15%
Ratio of net investment
   income to average net
   assets <F5>                    0.42%<F4>    0.20%       0.03%<F4>     0.92%      1.44%      1.57%    1.70%
Ratio of expenses to
   average net assets<F1>         1.35%<F4>    1.26%       1.27%<F4>     <F6>       <F6>       <F6>     <F6>
Ratio of net investment
   income (loss) to
   average net assets<F1>         0.21%<F4>    0.04%      (0.14)%<F4>    <F6>       <F6>       <F6>     <F6>
Portfolio turnover <F8>             30%          28%         11%           37%        20%        31%      18%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison Established Value Fund became the
     Victory Established Value Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> On April 1, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the fund at a maximum of 1.10% until April 1, 2001. Additionally, effective February 28, 2000, the adviser also agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A Shares of the Fund at a maximum of 0.88% until February 28, 2001.

<F6> There were no fee reductions during the period.

<F7> Period from commencement of operations.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period            (Continued on Next Page)


                                                                             Diversified Stock Fund

                                                                                 Class A Shares

                                                      Six
                                                     Months          Year          Year          Year         Year          Year
                                                     Ended          Ended         Ended         Ended        Ended         Ended
                                                   April 30,       October 31,   October 31,   October 31,  October 31,  October 31,
                                                      2001           2000          1999         1998<F5>       1997        1996<F2>

                                                   (Unaudited)

Net Asset Value, Beginning of Period               $    17.85      $  17.96      $  18.85      $  17.76     $  15.75     $  13.62

Investment Activities:
     Net investment income                                 --<F8>      0.03          0.06          0.11         0.16         0.20
     Net realized and unrealized gain
        (loss) on investments                              --<F8>      2.71          2.92          3.07         3.84         3.21

         Total from Investment Activities                  --          2.74          2.98          3.18         4.00         3.41

Distributions
     Net investment income                              (0.01)        (0.02)        (0.06)        (0.11)       (0.16)       (0.19)
     Net realized gains                                 (2.43)        (2.83)        (3.81)        (1.98)       (1.83)       (1.09)

         Total Distributions                            (2.44)        (2.85)        (3.87)        (2.09)       (1.99)       (1.28)

Net Asset Value, End of Period                     $    15.41      $  17.85      $  17.96      $  18.85     $  17.76     $  15.75

Total Return (excludes sales charge)                     0.54%<F3>    16.88%        19.39%        19.60%       27.96%       27.16%

Ratios/Supplemental Data:
Net Assets at end of period (000)                  $1,042,724      $993,383      $957,001      $993,158     $762,270     $571,153
Ratio of expenses to average net assets                  1.09%<F4>     1.10%         1.06%         1.02%        1.03%        1.05%
Ratio of net investment income
   to average net assets                                 0.19%<F4>     0.19%         0.34%         0.64%        0.97%        1.40%
Ratio of expenses to average net assets<F1>              1.10%<F4>     1.11%         1.10%         1.13%        <F6>         1.08%
Ratio of net investment income
   to average net assets<F1>                             0.18%<F4>     0.18%         0.30%         0.53%        <F6>         1.37%
Portfolio turnover <F7>                                    44%           94%           83%           84%          63%          94%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 16, 1998, the SBSF Fund merged into the Victory
     Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.

<F6> There were no voluntary waivers during the period.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Less than $.01 per share



                     See notes to financial statements.


The Victory Portfolios                          Financial Highlights--continued
For Share Outstanding Throughout Each Period

                                                                  Diversified Stock Fund

                                                                     Class B Shares
                                             Six                                                        March 1,
                                           Months         Year       Year        Year        Year        1996
                                            Ended         Ended      Ended       Ended       Ended      through
                                          April 30,     October 31, October 31, October 31, October 31, October 31
                                            2001           2000       1999       1998<F6>      1997      1996<F2>

                                          (Unaudited)

Net Asset Value, Beginning of Period      $ 17.21       $ 17.55     $ 18.60     $ 17.62     $ 15.71     $   14.18

Investment Activities:
     Net investment income (loss)           (0.07)        (0.15)      (0.08)      (0.08)      (0.06)         0.07
     Net realized and unrealized gains
        (losses) on investments                --<F10>     2.64        2.84        3.04        3.85          1.57

         Total from Investment Activities   (0.07)         2.49        2.76        2.96        3.79          1.64

Distributions
     Net investment income                     --            --          --          --          --         (0.07
     In excess of net investment income        --            --          --          --       (0.05)        (0.04
     Net realized gains                     (2.43)        (2.83)      (3.81)      (1.98)      (1.83)           --

         Total Distributions                (2.43)        (2.83)      (3.81)      (1.98)      (1.88)        (0.11

Net Asset Value, End of Period            $ 14.71       $ 17.21     $ 17.55     $ 18.60     $ 17.62     $   15.71

Total Return (excludes sales charge)         0.08%<F3>    15.63%      18.24%      18.34%      26.48%        26.61

Ratios/Supplemental Data:
Net Assets at end of period (000)         $66,448       $72,178     $71,122     $50,962     $30,198     $   8,228
Ratio of expenses to average net assets      2.11%<F4>     2.20%       2.06%       2.08%       2.19%         2.07
Ratio of net investment income
   (loss) to average net assets             (0.83)%<F4>   (0.91)%     (0.68)%     (0.42)%     (0.29)%        0.11
Ratio of expenses to
  average net assets<F1>                     2.12%<F4>     2.21%       2.10%       2.18%       <F5>          2.08
Ratio of net investment income
   (loss) to average net assets<F1>         (0.82)%<F4>   (0.92)%     (0.72)%     (0.52)%      <F5>          0.10
Portfolio turnover <F7>                        44%           94%         83%         84%         63%           94


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Effective March 16, 1998, the SBSF Fund merged into the Victory
     Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Period from commencement of operations.

<F9> Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.

<F10>Less than $0.01 per share.

<F11>Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 31, 1996 was 11.62%.





The Victory Portfolios                          Financial Highlights--continued
For Share Outstanding Throughout Each Period

                                               Diversified Stock Fund

                                                     Class G Shares
                                           Six                       March 26,
                                          Months         Year          1999
                                          Ended         Ended         through
                                         April 30,     October 31,    October 31,
                                           2001          2000         1999<F8><F9>

                                         (Unaudited)

Net Asset Value, Beginning of Period     $  17.83      $  17.95      $  17.14

Investment Activities:
     Net investment income (loss)           (0.03)        (0.01)        (0.01)
     Net realized and unrealized gains
        (losses) on investments                --<F10>     2.72          0.82

         Total from Investment Activities   (0.03)         2.71          0.81

Distributions
     Net investment income                     --            --<F10>       --
     In excess of net investment income        --            --
     Net realized gains                     (2.43)        (2.83)           --

         Total Distributions                (2.43)        (2.83)           --

Net Asset Value, End of Period           $  15.37      $  17.83      $  17.95

Total Return (excludes sales charge)         0.32%<F3>    16.65%         4.73%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)        $143,081      $136,831      $106,592
Ratio of expenses to average net assets      1.52%<F4>     1.33%         1.35%<F4>
Ratio of net investment income
   (loss) to average net assets             (0.25)%<F4>   (0.05)%       (0.07)%<F4>
Ratio of expenses to average net assets      1.53%<F4>     1.35%         1.38%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>         (0.26)%<F4>   (0.07)%       (0.10)%<F4>
Portfolio turnover <F7>                        44%           94%           83%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Effective March 16, 1998, the SBSF Fund merged into the Victory
     Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Period from commencement of operations.

<F9> Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.

<F10>Less than $0.01 per share.

<F11>Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 31, 1996 was 11.62%.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                                  Stock Index Fund

                                                                  Class A Shares

                                            Six
                                          Months         Year        Year       Year       Year       Year
                                           Ended         Ended       Ended      Ended      Ended      Ended
                                         April 30,     October 31,October 31,October 31,October 31, October 31,
                                           2001          2000        1999      1998<F5>     1997       1996

                                         (Unaudited)

Net Asset Value, Beginning of Period     $  23.72      $  23.46   $  21.03   $  18.75   $  14.85    $  12.50

Investment Activities:
     Net investment income                   0.07          0.21       0.28       0.37       0.29        0.28
     Net realized and unrealized gain
     (loss) on investments                  (2.95)         1.05       4.47       3.37       4.23        2.58

         Total from Investment Activities   (2.88)         1.26       4.75       3.74       4.52        2.86

Distributions
     Net investment income                  (0.07)        (0.22)     (0.29)     (0.36)     (0.29)      (0.28)
     Net realized gains                     (0.54)        (0.78)     (2.03)     (1.10)     (0.33)      (0.23)

         Total Distributions                (0.61)        (1.00)     (2.32)     (1.46)     (0.62)      (0.51)

Net Asset Value, End of Period           $  20.23      $  23.72   $  23.46   $  21.03   $  18.75    $  14.85

Total Return (excludes sales charge)       (12.30)%<F3>    5.38%     24.91%     20.99%     31.16%      23.38%

Ratios/Supplemental Data:
Net Assets at end of period (000)        $713,044      $854,203   $858,235   $627,147   $465,015    $277,124
Ratio of expenses
  to average net assets <F7>                 0.60%<F4>     0.59%      0.58%      0.57%      0.56%       0.57%
Ratio of net investment income
   to average net assets <F7>                0.68%<F4>     0.87%      1.28%      1.83%      1.74%       2.14%
Ratio of expenses
  to average net assets<F1>                  0.82%<F4>     0.81%      0.81%      0.84%      0.86%       0.89%
Ratio of net investment income
   (loss) to average net assets<F1>          0.46%<F4>     0.65%      1.05%      1.56%      1.44%       1.82%
Portfolio turnover <F6>                         6%           11%         3%         8%        11%          4%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 16, 1998, the Key Stock Index Fund merged into the
     Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Fund at a maximum of 0.82% until February 28, 2001.




The Victory Portfolios                                      Financial Highlights
For Share Outstanding Throughout Each Period


                                                       Stock Index Fund

                                                        Class G Shares

                                                 Six                     July 2,
                                                Months         Year       1999
                                                Ended          Ended      through
                                               April 30,    October 31, October 31,
                                                  2001          2000       1999<F2>

                                               (Unaudited)

Net Asset Value, Beginning of Period         $ 23.72      $ 23.46       $23.96

Investment Activities:
     Net investment income                      0.05         0.15         0.06
     Net realized and unrealized gain
     (loss) on investments                     (2.95)        1.06        (0.50)
         Total from Investment Activities      (2.90)        1.21        (0.44)

Distributions
     Net investment income                     (0.05)       (0.17)       (0.06)
     Net realized gains                        (0.54)       (0.78)          --

         Total Distributions                   (0.59)       (0.95)       (0.06)

Net Asset Value, End of Period               $ 20.23      $ 23.72       $23.46

Total Return (excludes sales charge)          (12.40)%<F3>   5.17%       (1.83)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $28,092      $28,537       $9,382
Ratio of expenses
  to average net assets <F7>                    0.83%<F4>    0.82%        0.80%<F4>
Ratio of net investment income
   to average net assets <F7>                   0.44%<F4>    0.59%        0.85%<F4>
Ratio of expenses
  to average net assets<F1>                     1.28%<F4>    1.18%        1.02%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>            (0.01)%<F4>   0.23%        0.63%<F4>
Portfolio turnover <F6>                            6%          11%           3%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 16, 1998, the Key Stock Index Fund merged into the
     Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Fund at a maximum of 0.82% until February 28, 2001.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                                 Growth Fund

                                                                Class A Shares

                                         Six
                                        Months        Year        Year        Year        Year       Year
                                        Ended         Ended       Ended       Ended       Ended      Ended
                                       April 30,     October 31, October 31, October 31, October 31, October 31,
                                         2001           2000        1999        1998        1997       1996

                                       (Unaudited)

Net Asset Value, Beginning of Period   $  24.83      $  24.71    $  21.62    $  18.01   $  14.57    $  12.15

Investment Activities:
     Net investment income (loss)         (0.03)        (0.09)      (0.04)      (0.03)      0.03        0.08
     Net realized and unrealized gain
        (loss) on investments             (3.79)         1.44        4.90        4.88       4.07        2.93

         Total from Investment
           Activities                     (3.82)         1.35        4.86        4.85       4.10        3.01

Distributions
     Net investment income                   --            --          --          --      (0.04)      (0.08)
     Net realized gains                   (1.34)        (1.23)      (1.77)      (1.24)     (0.62)      (0.51)

         Total Distributions              (1.34)        (1.23)      (1.77)      (1.24)     (0.66)      (0.59)

Net Asset Value, End of Period         $  19.67      $  24.83    $  24.71    $  21.62   $  18.01    $  14.57

Total Return (excludes sales charge)     (16.08)%<F6>    5.52%      24.25%      28.59%     29.08%      25.66%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $455,615      $400,813    $417,417    $269,476   $185,533    $147,753
Ratio of expenses to average
   net assets <F5>                         1.19%<F7>     1.22%       1.41%       1.35%      1.34%       1.33%
Ratio of net investment income
   (loss) to average net assets <F5>      (0.25)%<F7>   (0.33)%     (0.21)%     (0.13)%     0.19%       0.64%
Ratio of expenses to
  average net assets<F1>                   1.21%<F7>     1.25%       1.49%       1.49%      <F2>        1.39%
Ratio of net investment income
   (loss) to average net assets<F1>       (0.27)%<F7>   (0.36)%     (0.29)%     (0.27)%     <F2>        0.58%
Portfolio turnover <F4>                      23%           34%         33%         29%        21%         27%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Period from commencement of operations.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> Effective December 15, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A and Class G Shares of the Fund at a maximum of 1.20% and 1.45% respectively, until February 28, 2001.

<F6> Not annualized.

<F7> Annualized.






The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                               Growth Fund

                                             Class G Shares

                                             Six            December 15,
                                            Months             1999
                                            Ended            through
                                           April 30,        October 31,
                                              2001           2000 <F3>

                                          (Unaudited)

Net Asset Value, Beginning of Period      $ 24.77          $24.53

Investment Activities:
     Net investment income (loss)           (0.05)          (0.09)
     Net realized and unrealized gain
        (loss) on investments               (3.80)           0.33

         Total from Investment
           Activities                       (3.85)           0.24

Distributions
     Net investment income                     --              --
     Net realized gains                     (1.34)             --

         Total Distributions                (1.34)             --

Net Asset Value, End of Period            $ 19.58          $24.77

Total Return (excludes sales charge)       (16.25)%<F6>      0.98%<F6>

Ratios/Supplemental Data:
Net Assets at end of period (000)         $ 8,375          $8,595
Ratio of expenses to average
   net assets <F5>                           1.46%<F7>       1.45%<F7>
Ratio of net investment income
   (loss) to average net assets <F5>        (0.53)%<F7>     (0.63)%<F7>
Ratio of expenses to
  average net assets<F1>                     1.83%<F7>       1.76%<F7>
Ratio of net investment income
   (loss) to average net assets<F1>         (0.90)%<F7>     (0.94)%<F7>
Portfolio turnover <F4>                        23%             34%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Period from commencement of operations.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> Effective December 15, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A and Class G Shares of the Fund at a maximum of 1.20% and 1.45% respectively, until February 28, 2001.

<F6> Not annualized.

<F7> Annualized.



                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Special Value Fund                                              April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

  Commercial Paper (4.0%)

General Electric Credit Corp.,
   4.66%, 5/1/01                          $  8,921    $  8,921

Total Commercial Paper (Cost $8,921)                     8,921

  Common Stocks (95.8%)

Aerospace/Defense (0.7%):
B.F. Goodrich Co.                           38,000       1,497

Apparel (1.6%):
Jones Apparel Group, Inc. (b)               88,000       3,497

Automotive Parts (2.4%):
Borg-Warner Automotive, Inc.                48,000       2,137
Lear Corp. (b)                              92,000       3,312

                                                         5,449

Banks (7.7%):
City National Corp.                         63,751       2,464
Marshall & Ilsley Corp.                     67,200       3,391
Mercantile Bankshares Corp.                106,600       4,003
North Fork Bancorporation                  163,000       4,327
Silicon Valley Bancshares (b)               95,000       2,381
SouthTrust Corp.                            19,301         918

                                                        17,484

Biotechnology (0.9%):
Biotech Holders Trust                       11,000       1,390
Incyte Genomics, Inc. (b)                   35,000         564

                                                         1,954

Building Materials (1.7%):
Dycom Industries, Inc. (b)                  99,000       1,627
Martin Marietta Materials                   48,024       2,207

                                                         3,834

Chemicals (2.1%):
Lubrizol Corp.                              53,000       1,552
Minerals Technologies, Inc.                 29,500       1,131
Solutia, Inc.                              164,154       2,085

                                                         4,768

Commercial Services (2.0%):
Quanta Services, Inc. (b)                  175,000       4,496

Computers -- Integrated Systems (1.6%):
Diebold, Inc.                              109,102       3,556

Electronic & Electrical -- General (1.5%):
Vishay Intertechnology, Inc. (b)           132,312       3,301

Electronics (2.5%):
Parker-Hannifin Corp.                       43,900       2,047
SCI Systems, Inc. (b)                      136,756       3,494

                                                         5,541

Financial & Insurance (5.5%):
AMBAC Financial Group, Inc.                 96,658       5,201
PMI Group, Inc.                            109,974       7,071

                                                        12,272

Food Processing & Packaging (1.8%):
McCormick & Co., Inc. (non voting)          63,900    $  2,511
Sensient Technologies Corp.                 86,600       1,559

                                                         4,070

Forest Products --
   Lumber & Paper (1.1%):
Bowater, Inc.                               49,200       2,386

Health Care (7.2%):
Health Management Associates, Inc.
   Class A (b)                             235,299       4,217
Omnicare, Inc.                             257,797       5,722
Steris Corp. (b)                           161,699       2,940
Trigon Healthcare, Inc. (b)                 57,000       3,432

                                                        16,311

Home Furnishings (1.1%):
Furniture Brands International,
   Inc. (b)                                110,000       2,494

Insurance -- Multi-Line (3.6%):
Allmerica Financial Corp.                   71,000       3,585
Horace Mann Educators Corp.                115,800       1,964
Protective Life Corp.                       86,284       2,582

                                                         8,131

Manufacturing  -- Capital Goods (1.9%):
American Standard Cos. (b)                  71,000       4,278

Manufacturing -- Miscellaneous (1.9%):
Pentair, Inc.                              140,606       4,326

Medical Supplies (1.1%):
Apogent Technologies, Inc. (b)             103,999       2,392

Metals -- Fabrication (1.7%):
Kennametal, Inc.                           118,705       3,890

Newspapers (1.5%):
A.H. Belo Corp.                            185,700       3,276

Oil & Gas Exploration,
   Production & Services (7.7%):
Anadarko Petroleum Corp.                    16,867       1,090
BJ Services Co. (b)                         36,599       3,010
Cooper Cameron Corp. (b)                    89,000       5,612
Murphy Oil Corp.                            31,400       2,575
Nabors Industries, Inc. (b)                 36,900       2,200
Transocean Sedco Forex, Inc.                50,418       2,737

                                                        17,224

Oil Marketing & Refining (1.4%):
Ultramar Diamond Shamrock Corp.             70,000       3,158

Pharmaceuticals (0.4%):
Mylan Laboratories                          29,800         797

Pipelines (1.9%):
Questar Corp.                              134,900       4,340

Publishing (0.9%):
Readers Digest Association, Inc.            77,300       2,137

Railroads (0.7%):
Norfolk Southern Corp.                      85,000       1,678

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Special Value Fund                                               April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Real Estate Investment Trusts (1.6%):
Equity Residential Properties Trust         38,400    $  2,015
Simon Property Group, Inc.                  61,000       1,615

                                                         3,630

Retail (2.0%):
American Eagle Outfitters (b)               71,500       2,661
Dollar Tree Stores, Inc. (b)                89,000       1,862

                                                         4,523

Retail -- Specialty Stores (0.7%):
TJX Cos., Inc.                              50,000       1,567

Savings & Loans (1.5%):
Astoria Financial Corp.                     26,000       1,504
Dime Bancorp, Inc.                          59,000       1,968

                                                         3,472

Semiconductors (2.0%):
Atmel Corp. (b)                            135,000       1,875
Integrated Device Technology, Inc.          69,000       2,703

                                                         4,578

Software & Computer Services (4.7%):
Cadence Design Systems, Inc. (b)           196,998       4,078
Legato Systems, Inc. (b)                   159,000       2,104
Parametric Technology Corp. (b)            181,000       2,063
SunGard Data Systems, Inc. (b)              42,500       2,349

                                                        10,594

Steel (1.1%):
AK Steel Holding Corp.                     196,300       2,546

Telecommunications -- Equipment (3.3%):
Advanced Fibre Communications,
   Inc. (b)                                181,000       2,840
Harris Corp.                               123,000       3,537
Jabil Circuit, Inc. (b)                     35,000       1,016

                                                         7,393

Transportation -- Air Freight (0.7%):
Atlas Air Worldwide Holdings, Inc. (b)      60,000    $  1,524

Trucking & Leasing (1.4%):
CNF Transportation, Inc.                    35,214       1,080
GATX Corp.                                  53,702       2,140

                                                         3,220

Utilities -- Electric (4.7%):
DPL, Inc.                                  103,151       3,197
DQE, Inc.                                   68,300       2,078
SCANA Corp.                                 83,358       2,339
TECO Energy, Inc.                           92,000       2,943

                                                        10,557

Utilities -- Natural Gas (3.2%):
Keyspan Corp.                               77,750       3,087
Utilicorp United, Inc.                     117,000       4,130

                                                         7,217

Utilities -- Telecommunications (2.8%):
Broadwing, Inc. (b)                        200,000       4,960
CenturyTel, Inc.                            51,680       1,405

                                                         6,365

Total Common Stocks (Cost $184,274)                    215,723

Total Investments (Cost $193,195) (a) -- 99.8%         224,644

Other assets in excess of liabilities -- 0.2%              486

TOTAL NET ASSETS -- 100.0%                            $225,130

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $39,436
    Unrealized depreciation                            (7,987)
    Net unrealized appreciation                       $31,449

(b) Non-income producing securities.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                  Schedule of Investments
Small Company Opportunity Fund                                   April 30, 2001
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount       Value

  Commercial Paper (5.5%)

General Electric Credit Corp.,
   4.66%, 5/1/01                          $  7,186    $  7,186

Total Commercial Paper (Cost $7,186)                     7,186
  Common Stocks (95.0%)

Aerospace/Defense (2.7%):
Curtiss-Wright Corp.                        26,125       1,186
Triumph Group, Inc. (b)                     55,000       2,316

                                                         3,502

Airlines (0.7%):
Mesaba Holdings, Inc. (b)                   83,000         923

Apparel (4.5%):
Gildan Activewear, Inc., Class A (b)       130,000       2,158
Men's Wearhouse, Inc. (b)                   46,600       1,186
Timberland Co. (b)                          53,000       2,614

                                                         5,958

Automotive Parts (0.6%):
BorgWarner, Inc.                            17,000         757

Banks (9.6%):
Chittenden Corp.                            70,000       2,100
GBC Bancorp                                 30,000         746
Greater Bay Bancorp                         39,400       1,076
Irwin Financial Corp.                       54,000       1,080
Mercantile Bankshares Corp.                 57,000       2,139
Provident Financial Group, Inc.             38,000       1,133
R & G Finanical Corp.                       34,000         662
Republic Bancorp, Inc.                     104,000       1,378
Sandy Spring Bancorp, Inc.                  36,500       1,122
Texas Regional Bancshares, Inc.             32,500       1,170

                                                        12,606

Building Materials (6.2%):
ABM Industries, Inc.                        91,000       2,814
D.R. Horton, Inc.                           96,792       2,344
Dycom Industries, Inc. (b)                  40,000         657
Genlyte Group, Inc. (b)                     55,000       1,532
NCI Building Systems, Inc. (b)              65,000         781

                                                         8,128

Chemicals (2.8%):
Cambrex Corp.                               40,000       1,861
OM Group, Inc.                              32,800       1,794

                                                         3,655

Commercial Services (0.8%):
NCO Group, Inc. (b)                         40,000       1,080

Computers & Peripherals (1.7%):
Affiliated Computer Services, Inc. (b)      31,000       2,232

Conglomerates (0.8%):
Quixote Corp.                               39,750         993

Consulting Services (1.5%):
Maximus, Inc. (b)                           54,900       1,944

Data Processing/Management (0.8%):
Group 1 Software, Inc. (b)                  80,110    $  1,081

Distribution/Wholesale (3.3%):
Advanced Marketing Services, Inc.          125,000       3,031
United Stationers, Inc. (b)                 47,000       1,338

                                                         4,369

Electronics (3.5%):
APW Ltd. (b)                                60,000         504
C&D Technologies, Inc.                      52,000       1,845
CTS Corp.                                   40,000         960
Technitrol, Inc.                            42,000       1,263

                                                         4,572

Financial Services (2.9%):
AmeriCredit Corp. (b)                       67,000       3,106
Southwest Securities Group, Inc.            33,300         738

                                                         3,844

Home Furnishings (0.9%):
Furniture Brands International, Inc. (b)    50,000       1,134

Human Resources (1.0%):
On Assignment, Inc. (b)                     80,000       1,369

Insurance (2.5%):
Delphi Financial Group                      46,650       1,482
Triad Guaranty, Inc. (b)                    50,000       1,771

                                                         3,253

Machine -- Diversified (2.5%):
JLG Industries, Inc.                        84,900       1,044
Stewart & Stevenson Services, Inc.          28,600         639
Thomas Industries, Inc.                     60,000       1,567

                                                         3,250

Medical -- Hospital Services (1.6%):
Universal Health Services, Inc. (b)         23,000       2,064

Medical Equipment & Supplies (1.6%):
Cooper Cos., Inc.                           36,000       1,598
PolyMedica Corp. (b)                        20,000         543

                                                         2,141

Medical -- Drugs (3.1%):
Alpharma, Inc., Class A                     30,000         679
Barr Laboratories, Inc. (b)                 28,000       1,623
Medicis Pharmaceutical, Class A (b)         36,000       1,788

                                                         4,090

Metals -- Fabrication (1.9%):
Mueller Industries, Inc. (b)                75,000       2,426

Networking Products (1.8%):
Anixter International, Inc. (b)             60,000       1,581
Cable Design Technologies Corp. (b)         50,000         743

                                                         2,324

Oil & Gas Exploration,
Production & Services (5.7%):
Cross Timbers Oil Co.                       60,000       1,629
Houston Exploration Co. (b)                 40,000       1,300
Noble Affiliates, Inc.                      28,000       1,217

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Schedule of Investments--continued
Small Company Opportunity Fund                                   April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Patina Oil & Gas Corp.                      23,000    $    598
St. Mary Land & Exploration Co.             54,000       1,342
Vintage Petroleum, Inc.                     69,000       1,426

                                                         7,512

Physical Therapy (1.1%):
Rehabcare Group, Inc. (b)                   38,300       1,438

Real Estate Investment Trusts (4.2%):
AMLI Residential Properties Trust           50,000       1,166
Bedford Property Investors, Inc.            60,000       1,144
Cousins Properties, Inc.                    53,500       1,394
National Golf Properties, Inc.              75,000       1,777

                                                         5,481

Restaurants (1.8%):
O'Charley's, Inc. (b)                      120,000       2,364

Retail -- Discount (1.9%):
BJ's Wholesale Club, Inc. (b)               55,000       2,492

Retail -- Specialty Stores (1.0%):
Barnes & Nobles, Inc. (b)                   43,000       1,367

Savings & Loans (7.8%):
Andover Bancorp, Inc.                       50,000       1,775
Downey Financial Corp.                      29,000       1,248
FirstFed Financial Corp. (b)                52,700       1,581
ITLA Capital Corp. (b)                     100,000       1,800
PFF Bancorp, Inc.                           60,000       1,299
Roslyn Bancorp, Inc.                       100,000       2,551

                                                        10,254

Semiconductors (2.0%):
Actel Corp. (b)                             56,000       1,291
General Semiconductor, Inc. (b)            110,000       1,269

                                                         2,560

Software & Computer Services (1.9%):
Avant! Corp. (b)                            28,000         546
MCSi, Inc. (b)                              34,000         612
SERENA Software, Inc. (b)                   40,000         771
Take-Two Interactive Software (b)           42,000         585

                                                         2,514

Steel Producers (1.7%):
Reliance Steel & Aluminum Co.               75,000    $  2,198

Telecommunications (0.9%):
Anaren Microwave, Inc. (b)                  36,000         612
DMC Stratex Networks, Inc. (b)              80,000         614

                                                         1,226

Telecommunications --
  Services & Equipment (0.9%):
Mastec, Inc. (b)                            40,000         586
Tollgrade Communications, Inc. (b)          21,000         576

                                                         1,162

Trucking & Leasing (2.7%):
Forward Air Corp. (b)                       64,000       2,221
Landstar System, Inc. (b)                   20,000       1,306

                                                         3,527

Utilities -- Natural Gas (2.1%):
Cascade Natural Gas Corp.                   56,400       1,125
Energen Corp.                               44,000       1,635

                                                         2,760

Total Common Stocks (Cost $95,948)                     124,550

Total Investments (Cost $103,134) (a) -- 100.5%        131,736

Liabilities in excess of other assets -- (0.5)%          (637)

TOTAL NET ASSETS -- 100.0%                            $131,099

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $36,016
    Unrealized depreciation                            (7,414)
    Net unrealized appreciation                       $28,602

(b) Non-income producing securities.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
International Growth Fund                                       April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount       Value

  Commercial Paper (5.2%)

United States (5.2%):
General Electric Capital Corp.,
   4.66%, 5/1/01                          $  7,099    $  7,099

Total Commercial Paper (Cost $7,099)                     7,099
  Common Stocks (94.3%)

Australia (1.9%):
Banks (0.2%):
National Australia Bank Ltd.                16,000         246

Commercial Services (0.2%):
Mayne Nickless Ltd.                         89,800         293

Diversified (0.2%):
Brambles Industries Ltd.                    10,610         270

Gaming (0.2%):
Aristocrat Leisure Ltd.                     66,600         221

Manufacturing -- Diversified (0.2%):
Futuris Corp. Ltd.                         258,600         291

Mining (0.5%):
Broken Hill Proprietary Ltd.                36,416         400
M.I.M. Holdings Ltd.                       454,000         301

                                                           701

Multimedia (0.2%):
News Corp. Ltd.                             34,891         332

Utilities -- Electric (0.0%):
Energy Developments Ltd.                        36           0

Utilities -- Telecommunications (0.2%):
Telstra Corp. Ltd.                          76,526         261

Total Austrailia                                         2,615

Belgium (0.5%):
Pharmaceuticals (0.5%):
UCB SA                                      19,160         628

Total Belgium                                              628

Brazil (1.1%):
Commercial Banking (0.2%):
Unibanco, GDR                               12,800         308
Food Distributors,
   Supermarkets & Wholesalers (0.2%):
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar, ADR                 11,500         327

Utilities -- Electric (0.3%):
CIA Paranese de Energia, ADR                52,000         403

Utilities -- Telecommunications (0.4%):
Telecomunicacoes Brasileiras SA, ADR         6,000           0
Telecomunicacoes Brasileiras-
   Telebras SA, ADR                          8,900         456
                                                           456

Total Brazil                                             1,494

Britain (16.7%):
Advertising (0.3%):
WPP Group PLC                               39,834    $    476

Banks (3.3%):
Barclays PLC                                22,812         734
HSBC Holdings PLC                              113       1,496
Lloyds TSB Group PLC                        97,041       1,014
Royal Bank of Scotland Group PLC            52,805       1,221

                                                         4,465

Beverages (0.9%):
Diageo PLC                                 111,017       1,168

Building Materials (0.9%):
CRH PLC                                     69,585       1,163

Computer Services (0.2%):
CMG PLC                                     48,200         248

Food Distributors, Supermarkets
   & Wholesalers (1.6%):
Compass Group PLC (b)                      145,103       1,104
Tesco PLC                                  295,902       1,056

                                                         2,160

Household Products (0.5%):
Reckitt Benckiser PLC                       54,395         742

Insurance (0.2%):
Prudential PLC                              25,148         293

Newspapers (1.1%):
Pearson PLC                                 70,225       1,475

Oil & Gas Exploration,
   Production & Services (2.9%):
British Petroleum Co. PLC                  284,837       2,557
Centrica PLC (b)                           408,065       1,378

                                                         3,935

Pharmaceuticals (2.1%):
GlaxoSmithKline PLC (b)                    109,974       2,913

Telecommunications (2.4%):
Vodafone Airtouch PLC                    1,059,158       3,220

Utilities -- Telecommunications (0.3%):
British Telecommunications PLC              58,394         465

Total Britain                                           22,723

Canada (3.9%):
Diversified (1.1%):
Bombadier, Inc., Class B                   108,000       1,557

Insurance -- Multi-Line (1.0%):
Sun Life Financial Services                 67,500       1,318

Oil & Gas Exploration,
   Production & Services (1.4%):
Suncor Energy, Inc.                         65,700       1,841

Telecommunications --
   Equipment (0.4%):
Nortel Networks Corp.                       36,500         556

Total Canada                                             5,272

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
International Growth Fund                                       April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount       Value

Chile (0.3%):
Utilities -- Electric (0.3%):
Endesa, ADR                                 38,000    $    424

Total Chile                                                424

Denmark (0.3%):
Utilities -- Electric (0.3%):
Vestas Wind Systems A/S                      9,680         452

Total Denmark                                              452

Finland (1.8%):
Commercial Banking (0.2%):
Nordic Baltic Holding, FDR                  55,402         332

Telecommunications --
   Equipment (1.6%):
Nokia OYJ                                   66,133       2,186

Total Finland                                            2,518

France (9.6%):
Automotive (0.3%):
Renault SA                                   7,110         365

Banks (0.6%):
Societe Generale, Class A                   11,765         758

Computers & Peripherals (0.3%):
Cap Gemini SA                                3,080         445

Electronic & Electrical --
   General (0.2%):
Thomson Multimedia (b)                       7,978         339

Environmental Services (0.3%):
Vivendi Environment                          8,772         384

Food -- Retail (0.3%):
Carrefour Supermarche                        8,158         470

Machinery & Engineering (0.3%):
Alstom                                      14,866         428

Multimedia (1.4%):
Vivendi Universal SA                        27,336       1,892

Oil & Gas Exploration,
   Production & Services (1.6%):

Total Fina SA, Class B                      14,945       2,226

Optical Supplies (0.4%):
Essilor International SA                     1,750         501

Pharmaceuticals (0.9%):
Aventis SA                                  15,920       1,232

Retail -- Department Stores (2.2%):
Castorama Dubois Investissement              5,080       1,085
Pinault-Printemps-Redoute SA                10,459       1,801

                                                         2,886

Semiconductors (0.4%):
STMicroelectronics NV (b)                   13,661         550

Utilities -- Telecommunications (0.4%):
France Telecom SA                            7,821         569

Total France                                            13,045

Germany (7.9%):
Banks (0.7%):
Deutsche Bank AG, Registered                11,672    $    949

Chemicals -- Diversified (1.1%):
BASF AG                                     16,915         720
Henkel KGaA                                 12,516         784

                                                         1,504

Diversified (0.7%):
Preussag AG                                 30,219       1,013

Insurance (2.0%):
Allianz AG, Registered                       7,870       2,264
Muenchner Rueckver AG                        1,673         474

                                                         2,738

Manufacturing -- Miscellaneous (1.7%):
E.On AG                                     31,253       1,570
Siemens AG, Registered                      10,374         763

                                                         2,333

Medical Equipment & Supplies (0.3%):
Fresenius AG, Preferred                      2,142         381

Software & Computer Services (0.7%):
SAP AG                                       5,884         934

Telecommunications (0.7%):
Deutsche Telekom AG                         37,173         969

Total Germany                                           10,821

Greece (0.7%):
Utilities -- Telecommunications (0.7%):
Hellenic Telecommunications
   Organization SA, ADR                     90,000         657
Panafon Hellenic Telecom SA                 56,000         350

                                                         1,007

Total Greece                                             1,007

Hong Kong (2.2%):
Airlines (0.3%):
Cathay Pacific Airways Ltd.                230,000         348

Banks (0.2%):
Hang Seng Bank                              38,500         455

Diversified (0.3%):
Hutchison Whampoa Ltd.                      34,000         367

Electronic & Electrical --
   General (0.3%):
Johnson Electric Holdings Ltd.             186,000         349

Oil & Gas Exploration,
   Production & Services (0.3%):
PetroChina Co. Ltd.                      1,958,000         419

Real Estate (0.3%):
Sun Hung Kai Properties Ltd.                37,000         344

Telecommunications (0.2%):
China Mobile Ltd. (b)                       59,500         292

Transportation (0.3%):
MTR Corp. Ltd.                             262,000         452

Total Hong Kong                                          3,026

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
International Growth Fund                                       April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)


                                                         Market
Security Description                       Shares         Value

Israel (0.5%):
Banks (0.5%):
Bank Hapoalim Ltd.                         245,000    $    615

Total Israel                                               615

Italy (5.2%):
Banks (0.5%):
UniCredito Italiano SPA                    151,973         717

Financial Services (0.5%):
San Paolo-IMI SPA                           53,445         746

Insurance (1.4%):
Assicurazioni Generali                      24,856         802
Riunione Adriatica di Sicurta SPA           79,550       1,047

                                                         1,849

Oil-Integrated Companies (0.5%):
ENI SPA                                     97,510         667

Retail -- Specialty Stores (0.8%):
Bulgari SPA                                 87,150       1,028

Utilities -- Telecommunications (1.5%):
Telecom Italia Mobile SPA                  153,660       1,056
Telecom Italia SPA                          90,658       1,007

                                                         2,063

Total Italy                                              7,070

Japan (21.4%):
Airlines (0.2%):
Japan Airlines Co. Ltd.                     64,000         254

Audio/Video Products (0.3%):
Pioneer Corp.                               14,000         418

Automobile Parts (0.2%):
Denso Corp.                                 15,000         294

Automotive (2.7%):
Honda Motor Co. Ltd.                        16,000         644
Nissan Motor Co. Ltd.                      115,000         788
Toyota Motor Corp.                          64,400       2,144

                                                         3,576

Banks (1.5%):
Mitsubishi Tokyo Financial
   Group, Inc. (b)                              73         745
Mizuho Holdings, Inc.                           46         283
Sumitomo Mitsui Banking Corp.               98,000         915
The Sumitomo Trust
   & Banking Co. Ltd.                       24,000         163

                                                         2,106
Broadcasting & Television (0.1%):
Fuji Television Network, Inc.                   11          80

Brokerage Services (0.9%):
Nomura Securities Co. Ltd.                  58,000       1,225

Building Materials (0.4%):
Asahi Glass Co. Ltd.                        62,000         532

Chemicals -- General (0.5%):
Shin-Etsu Chemical Co.                      13,000    $    522
Sumitomo Chemical Co. Ltd.                  37,000         198

                                                           720

Computers & Peripherals (0.3%):
Fujitsu Ltd.                                29,000         399

Construction (0.1%):
Nippon Comsys Corp.                          9,000         127

Cosmetics & Related (0.6%):
KAO Corp.                                   34,000         864

Electronic & Electrical --
   General (4.9%):
Canon, Inc.                                 20,000         785
Fanuc Ltd.                                   3,300         185
Hitachi Ltd.                                50,000         485
Kyocera Corp.                                4,400         421
Matsushita Electric Industrial Co.          39,000         650
NEC Corp.                                   56,000       1,023
Ricoh Co. Ltd.                              18,000         337
Sanyo Electric Co. Ltd.                     76,000         470
Secom                                        4,500         273
Sharp Corp.                                 19,000         261
Sony Corp.                                  18,400       1,377
Toshiba Corp.                               46,000         302

                                                         6,569

Entertainment (0.7%):
Bandai Co. Ltd.                              3,800         130
Konami Corp.                                 1,700          82
Nintendo Co. Ltd.                            4,200         676

                                                           888

Financial Services (0.5%):
Daiwa Securities Group, Inc.                46,000         522
Promise Co. Ltd                              1,900         155

                                                           677

Food -- Diversified (0.3%):
Ajinomoto Co., Inc.                         41,000         418

Internet Content (0.1%):
Softbank Corp.                               4,300         164

Machinery -- Electrical (0.2%):
SMC Corp.                                    2,700         320

Manufacturing -- Diversified (0.4%):
Mitsubishi Heavy Industries Ltd. (b)       136,000         556

Medical Supplies (0.1%):
Hoya Corp.                                   2,200         144

Pharmaceuticals (0.9%):
Takeda Chemical Industries                  22,000       1,061
Yamanouchi Pharmaceutical Co.                7,000         194

                                                         1,255

Photography (0.4%):
Fuji Photo Film Co. Ltd.                    15,000         605

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
International Growth Fund                                       April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)


                                                        Market
Security Description                        Shares      Value

Real Estate (0.4%):
Mitsubishi Estate Co. Ltd.                  29,000    $    293
Mitsui Fudosan Co. Ltd.                     23,000         228

                                                           521

Retail (0.8%):
Ito-Yokado Co. Ltd.                         12,000         670
JUSCO Co. Ltd.                              18,000         450

                                                         1,120

Retail -- Department Stores (0.4%):
Isetan Co. Ltd.                             30,000         303
Marui Co. Ltd.                              13,000         176

                                                           479

Semiconductors (0.3%):
Rohm Co. Ltd.                                2,000         353

Steel (0.2%):
Aichi Steel Corp.                           24,000         138
Kawasaki Steel Corp.                       160,000         199

                                                           337

Trading Company (0.2%):
Mitsubishi Corp.                            43,000         324

Transportation (0.4%):
East Japan Railway Co.                         104         579

Utilities -- Electric (0.8%):
Kansai Electric Power Co.                   29,600         467
Tokyo Electric Power Co., Inc.              28,000         669

                                                         1,136

Utilities -- Gas (0.1%):
Tokyo Gas Co. Ltd.                          44,000         124

Utilities -- Telecommunications (1.0%):
Nippon Telegraph & Telephone                   187       1,188
NTT Mobile Communications
   Network, Inc.                                 7         144
                                                         1,332
Wire & Cable Products (0.5%):
Sumitomo Electric Industries Ltd.           29,000         359
The Furukawa Electric Co. Ltd.              27,000         322

                                                           681

Total Japan                                             29,177

Malaysia (0.1%):
Automotive (0.1%):
Oriental Holdings Berhad                   165,000         174

Total Malaysia                                             174

Mexico (1.0%):
Financial Services (0.3%):
Grupo Financiero Bancomer,
   Class O (b)                             590,000         473

Retail (0.3%):
Controladora Comercial Mexicana            470,000         356

Telecommunications -- Equipment (0.3%):
Telefonos De Mexico SA, Series L           215,000    $    372

Utilities -- Telecommunications (0.1%):
America Movil SA de CV (b)                 215,000         198

Total Mexico                                             1,399

Netherlands (7.1%):
Banks (1.6%):
ABN Amro Holding NV                         38,995         785
ING Groep NV                                21,120       1,441

                                                         2,226

Chemicals -- General (0.3%):
Akzo Nobel NV                                8,680         361

Electronic & Electrical --
   General (0.4%):
Philips Electronics NV                      19,977         586

Food & Dairy Products (0.3%):
Koninklijke Numico NV                        9,350         370

Food Products (1.0%):
Unilever NV                                 24,568       1,390

Food -- Retail (0.9%):
Koninklijke Ahold NV                        39,610       1,229

Oil & Gas Exploration,
   Production & Services (1.9%):
Royal Dutch Petroleum Co.                   41,035       2,452

Transportation (0.7%):
TNT Post Group NV                           42,351         997

Total Netherlands                                        9,611

New Zealand (0.3%):
Airline Servicing (0.0%):
Auckland International Airport Ltd.         23,300          34

Commercial Services (0.2%):
Baycorp Holdings Ltd.                       30,800         158

Household Goods -- Appliances,
   Furnishings & Electronics (0.1%):
Fisher & Paykel Industries Ltd.             34,056         122

Retail (0.0%):
The Warehouse Group Ltd.                    14,400          34

Telecommunications (0.0%):
Telecom Corp. of New Zealand Ltd.           14,070          38

Total New Zealand                                          386

Norway (0.4%):
Machinery & Equipment (0.4%):
Tomra Systems ASA                           30,656         484

Total Norway                                               484

Portugal (0.4%):
Telecommunications (0.4%):
Portugal Telecom SGPS SA, Registered        53,093         515

Total Portugal                                             515

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
International Growth Fund                                       April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount       Value

Russia (0.3%):
Oil-Integrated Companies (0.3%):
Lukoil Holding, ADR                         10,400    $    433

Total Russia                                               433

Singapore (0.5%):
Banks (0.3%):
Overseas-Chinese Banking Corp.              43,450         262

Financial Services (0.1%):
Singapore Exchange Ltd.                    295,000         198

Real Estate (0.1%):
Keppel Land Ltd.                           175,000         167

Total Singapore                                            627

South Africa (1.6%):
Diversified Industrials (0.7%):
Remgro Ltd.                                144,000         929

Investment Company (0.5%):
Venfin Ltd.                                300,000         681

Mining (0.4%):
Impala Platinum Holdings Ltd.               11,000         528

Total South Africa                                       2,138

South Korea (0.5%):
Electronic & Electrical --
   General (0.3%):
Samsung Electronics, GDR                       270          25
Samsung Electronics, GDR                     3,880         360

                                                           385

Telecommunications -- Equipment (0.2%):
Korea Telecom, ADR                          10,800         298

Total South Korea                                          683

Spain (3.1%):
Banks (1.0%):
Banco Bilbao Vizcaya SA                     70,090         995
Banco Popular Espanol SA                    10,896         389

                                                         1,384

Electric Integrated (0.4%):
Iberdrola SA                                36,565         539

Oil-Comp Integrated (0.5%):
Repsol YPF SA                               39,848         738

Utilities -- Telecommunications (1.2%):
Telefonica SA (b)                           91,910       1,555

Total Spain                                              4,216

Sweden (0.4%):
Telecommunications -- Equipment (0.4%):
Ericsson AB                                 81,339         523

Total Sweden                                               523

Switzerland (3.6%):
Banks (0.9%):
UBS AG, Registered                           8,483    $  1,291

Commercial Services (0.4%):
Adecco SA, Registered                          850         514

Food Processing & Packaging (0.5%):
Nestle SA, Registered                          351         727

Pharmaceuticals (1.8%):
Novartis AG, Registered                      1,349       2,097
Roche Holding AG                                46         330

                                                         2,427

Total Switzerland                                        4,959

Taiwan (0.6%):
Semiconductors (0.6%):
Taiwan Semiconductor, ADR (b)               16,840         409
United Microelectronics Corp. (b)           33,800         371

Total Taiwan                                               780

Turkey (0.4%):
Investment Company (0.4%):
Dogan Yayin Holding (b)                133,000,000         521

Total Turkey                                               521

Total Common Stocks (Cost $134,582)                    128,336

  Convertible Bonds (0.7%)

Banks (0.7%):
Mitsubishi Bank International Finance
   Bermuda, 3.00%, 11/30/02           $        943         965

Total Convertible Bonds (Cost $943)                        965

Total Investments (Cost $142,624) (a) -- 100.2%        136,400

Liabilities in excess of other assets -- (0.2)%          (250)

TOTAL NET ASSETS -- 100.0%                            $136,150

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $  8,254
    Unrealized depreciation                           (14,478)
    Net unrealized depreciation                      $ (6,224

(b) Non-income producing securities.

ADR -- American Depositary Receipts

FDR -- Finnish Depositary Receipt

GDR -- Global Depositary Receipts

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments -- continued
International Growth Fund                                       April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

At April 30, 2001, the Fund's open forward foreign currency contracts were as follows:

                                                   Unrealized
                     Delivery  Contract    Market  Appreciation/
Currency               Date      Value      Value  Depreciation

Short Contracts:
Australian Dollar     5/1/01      $112      $113      $ 1
                      5/2/01         4         4       --
British Pound         5/2/01        22        22       --
Euro Dollar           5/2/01         1         1       --
                      5/2/01        21        21       --
Japanese Yen          5/1/01         2         2       --
                      5/2/01       192       192       --

Total Short Contracts             $354      $355      $ 1

Long Contracts:
Australian Dollar     5/1/01      $ 44      $ 44      $--
Japanese Yen          5/2/01       202       201       (1)

Total Long Contracts              $246      $245      $(1)

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Nasdaq-100 Index(R) Fund                                         April30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

  Commercial Paper (17.9%)

General Electric Credit Corp.,
   4.66%, 5/1/01                            $2,404     $ 2,405

Total Commercial Paper (Cost $2,405)                     2,405

  Common Stocks (76.3%)

Advertising (0.4%):
TMP Worldwide, Inc. (b)                        998          48

Automotive (0.3%):
PACCAR, Inc.                                   698          34

Biotechnology (6.9%):
Abgenix, Inc (b)                               632          24
Amgen, Inc. (b)                              3,955         242
Biogen, Inc. (b)                             1,480          96
Chiron Corp. (b)                             2,154         103
Genzyme Corp. (b)                              977         106
Human Genome Sciences, Inc. (b)                991          64
IDEC Pharmaceuticals Corp. (b)               1,277          63
Immunex Corp. (b)                            6,037          92
MedImmune, Inc. (b)                          1,848          72
Millenium Pharmaceuticals, Inc. (b)          1,899          71

                                                           933

Commercial Services (2.0%):
Cintas Corp.                                 1,647          72
Concord EFS, Inc. (b)                        2,214         103
Paychex, Inc.                                2,881         100

                                                           275

Computers & Peripherals (6.9%):
3Com Corp. (b)                               1,406           9
Apple Computer, Inc. (b)                     3,932         100
Cisco Systems, Inc. (b)                     20,951         356
Dell Computer Corp. (b)                      7,754         204
Network Appliance, Inc. (b)                  2,732          62
Sun Microsystems, Inc. (b)                  11,554         198

                                                           929

Distribution/Wholesale (0.5%):
Costco Wholesale Corp. (b)                   1,922          67

Electronic & Electrical -- General (1.9%):
Flextronics International Ltd. (b)           4,122         111
Gemstar-TV Guide International,
   Inc. (b)                                  3,500         145

                                                           256

Electronics (2.6%):
JDS Uniphase Corp. (b)                      10,939         234
Molex, Inc.                                    789          32
Sanmina Corp. (b)                            2,664          78

                                                           344

Forest Products --
   Lumber & Paper (0.2%):
Smurfit-Stone Container Corp. (b)            1,945          28

Internet Business Services (1.7%):
Ariba, Inc. (b)                              1,921     $    15
BEA Systems, Inc. (b)                        2,903         118
CMGI, Inc. (b)                               3,179          10
eBay, Inc. (b)                               1,627          82

                                                           225

Internet Content (0.1%):
CNET Networks, Inc. (b)                      1,267          16

Internet Service Provider (0.7%):
At Home Corp., Series A (b)                  2,048           8
Exodus Communications, Inc. (b)              4,697          45
Terra Lycos, S.A.                                1           0
Yahoo, Inc. (b)                              2,186          44

                                                            97

Internet Services/Software (1.0%):
Amazon.com, Inc. (b)                         1,926          30
BroadVision, Inc. (b)                        2,380          15
Inktomi Corp. (b)                              942           7
RealNetworks, Inc. (b)                       1,209          11
VeriSign, Inc. (b)                           1,515          78

                                                           141

Machine -- Diversified (1.4%):
Applied Materials, Inc. (b)                  3,409         186

Medical Supplies (0.6%):
Biomet, Inc.                                 1,960          84

Networking Products (0.7%):
Juniper Networks, Inc. (b)                   1,700         100

Office Equipment & Supplies
   (Non-Computer Related) (0.3%):
Staples, Inc. (b)                            2,478          40

Radio & Television (2.1%):
Adelphia Communications Corp.,
   Class A (b)                               1,309          48
Comcast Corp., Class A
   Special Shares (b)                        3,629         159
USA Networks, Inc. (b)                       2,837          71

                                                           278

Restaurants (0.6%):
Starbucks Corp. (b)                          4,288          83

Retail -- Specialty Stores (0.7%):
Bed Bath & Beyond, Inc. (b)                  3,130          89

Semiconductors (13.4%):
Altera Corp. (b)                             4,454         113
Applied Micro Circuits Corp. (b)             2,821          73
Atmel Corp. (b)                              2,848          40
Broadcom Corp. (b)                           1,331          55
Conexant Systems, Inc. (b)                   2,186          24
Intel Corp.                                 19,202         594
KLA-Tencor Corp. (b)                         1,821         100
Linear Technology Corp.                      3,441         165

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments --continued
Nasdaq-100 Index(R) Fund                                        April 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                           Shares or
                                           Principal    Market
Security Description                        Amount       Value

Maxim Integrated Products, Inc. (b)          3,727    $    190
Microchip Technology, Inc. (b)                 882          26
Novellus Systems, Inc. (b)                   1,167          64
PMC-Sierra, Inc. (b)                         1,437          60
QLogic Corp. (b)                               765          33
RF Micro Devices, Inc. (b)                   1,511          44
Vitesse Semiconductor Corp. (b)              1,676          57
Xilinx, Inc. (b)                             3,565         169

                                                         1,807

Software & Computer Services (19.1%):
Adobe Systems, Inc.                          1,921          86
Brocade Communications
   Systems, Inc. (b)                         1,873          71
Check Point Software Technologies
   Ltd. (b)                                  1,866         117
Citrix Systems, Inc. (b)                     1,793          51
Compuware Corp. (b)                          1,848          19
Electronic Arts, Inc. (b)                    1,092          62
Fiserv, Inc. (b)                             1,264          70
I2 Technologies, Inc. (b)                    3,472          60
Intuit, Inc. (b)                             2,122          68
Mercury Interactive Corp. (b)                  701          46
Microsoft Corp. (b)                         14,962       1,014
Novell, Inc. (b)                             3,103          15
Oracle Corp. (b)                            18,978         307
Parametric Technology Corp. (b)              2,941          34
Peoplesoft, Inc. (b)                         3,285         122
Rational Sotware Corp. (b)                   1,619          39
Siebel Systems, Inc. (b)                     4,098         187
VERITAS Software Corp. (b)                   3,258         194

                                                         2,562

Telecommunications -- Satellite (0.9%):
EchoStar Communications Corp.,
   Class A (b)                               1,977          59
PanAmSat Corp. (b)                           1,642          60

                                                           119

Telecommunications -- Equipment (5.4%):
ADC Telecommunications, Inc. (b)             7,926          60
Comverse Technology, Inc. (b)                1,403          96
Metromedia Fiber Network,
   Inc. (b)                                  4,794          24
Qualcomm, Inc. (b)                           7,404         425
Telefonaktiebolaget LM Ericsson AB           7,799          50
Tellabs, Inc. (b)                            1,906          67

                                                           722

Telecommunications -- Services & Equipment (1.8%):
CIENA Corp. (b)                              3,151         173
Level 3 Communications, Inc. (b)             2,077          30
McLeodUSA, Inc. (b)                          3,858          34

                                                           237

Utilities -- Telecommunications (1.2%):
WorldCom, Inc. (b)                           8,438     $   154
XO Communications, Inc. (b)                  2,400           9

                                                           163

Wireless Communications (2.9%):
Nextel Communications, Inc.,
   Class A (b)                               7,620         124
Palm, Inc. (b)                               4,366          35
VoiceStream Wireless Corp. (b)               2,253         236

                                                           395

Total Common Stocks (Cost $14,280)                     10,258

  Depositary Receipts (0.2%)

Nasdaq-100 Shares (b)                          502          23

Total Depositary Receipts (Cost $25)                        23

  U.S. Treasury Bills (5.1%)

4.37%, 6/14/01 (c)                           $  695        692

Total U.S. Treasury Bills (Cost $691)                      692

Total Investments (Cost $17,401) (a) -- 99.5%           13,378

Other assets in excess of liabilities -- 0.5%               67

TOTAL NET ASSETS -- 100.0%                             $13,445

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $ 1,099
     Unrealized depreciation                            (4,816)
     Net unrealized depreciation                       $(3,717)

(b)  Non-income producing securities.

(c)  Serves as collateral for futures contracts.

                                         Number of      Market
                                         Contracts       Value

Futures Contracts
   Nasdaq 100 Index,
   face amount $2,121
      expiring June 1, 2001                 13          $2,427

Total Futures Contracts (Cost $2,121)                   $2,427

                     See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                          Small                            Nasdaq-
                                                                       Special           Company       International         100
                                                                        Value          Opportunity         Growth           Index(R)
                                                                        Fund              Fund             Fund             Fund

ASSETS:
Investments, at value (Cost $193,195; $103,134; $142,624; $17,401)     $224,644        $131,736        $136,400           $13,378
Cash                                                                         --              --              20                --
Foreign currency, at value (Cost $313)                                       --              --             310                --
Interest and dividends receivable                                           148              67             281                 1
Receivable from brokers for investments sold                              1,103             868           1,139                --
Receivable from affiliates                                                    1               2              32                 3
Net receivable for variation margin on futures contracts                     --              --              --                57
Receivable for forward foreign currency contracts                            --              --               1                --
Reclaims receivable                                                          --              --             224                --
Collateral for securities loaned, at fair value                          63,233          36,244              --                --
Prepaid expenses and other assets                                            12              66              10                21

         Total Assets                                                   289,141         168,983         138,416            13,460

LIABILITIES:
Payable to custodian                                                         --              24              --                --
Payable to brokers for investments purchased                                503           1,339           2,024                --
Payable for forward foreign currency contracts                               --              --               1                --
Payable for return of collateral received                                63,233          36,244              --                --
Accrued expenses and other payables
     Investment advisory fees                                               139              48             160                --
     Administration fees                                                      6               1               3                --
     Custodian fees                                                           7               3              24                 9
     Accounting fees                                                         --               9              --                --
     Transfer agent fees                                                     28             103              36                --
     Shareholder service fees -- Class A                                     42              10               4                --
     Shareholder service fees and 12b-1 fees -- Class G                      --              85              11                 3
     Other                                                                   53              18               4                 3

         Total Liabilities                                               64,011          37,884           2,266                15

NET ASSETS:
Capital                                                                 179,988          97,008         149,809            19,918
Undistributed (distributions in excess of) net investment income            (68)             (2)           (484)               12
Net unrealized appreciation/depreciation from investments and futures    31,449          28,602          (9,102)           (3,717)
Net unrealized appreciation/depreciation from translation of assets
   and liabilities in foreign currencies                                     --              --           2,851                --
Accumulated undistributed (distributions in excess of)
   net realized gains (losses) from investment, futures and foreign
   currency transactions                                                 13,761           5,491          (6,924)           (2,768)

         Net Assets                                                    $225,130        $131,099        $136,150           $13,445

Net Assets
     Class A                                                           $224,807        $ 38,596        $106,780           $ 7,436
     Class G                                                                323          92,503          29,370             6,009

         Total                                                         $225,130        $131,099        $136,150           $13,445

Outstanding units of beneficial interest (shares)
     Class A                                                             15,843           1,535           9,962             1,414
     Class G                                                                 23           3,695           2,762             1,141

         Total                                                           15,866           5,230          12,724             2,555

Net asset value
     Redemption price per share -- Class A                             $  14.19        $  25.14        $  10.72           $  5.26
     Redemption price per share -- Class G                             $  14.14        $  25.04        $  10.64           $  5.27

Maximum sales charge -- Class A                                            5.75%           5.75%           5.75%             5.75%

Maximum offering price per share (100%/(100%-maximum
   sales charge) of net asset value adjusted to
   nearest cent) -- Class A                                            $  15.06        $  26.67        $  11.37           $  5.58


                     See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                                           Small                        Nasdaq-
                                                                        Special           Company        International    100
                                                                         Value          Opportunity         Growth      Index(R)
                                                                         Fund              Fund              Fund        Fund

Investment Income:
Interest income                                                         $   222         $   237         $   220         $   81
Dividend income                                                           1,475             541             828              2
Foreign tax withholding                                                      --              --            (101)            --
Income from securities lending                                               28              24              --             --

     Total Income                                                         1,725             802             947             83

Expenses:
Investment advisory fees                                                    844             398             790             32
Administration fees                                                         158              95             108              8
Shareholder service fees -- Class A                                         263              40             139             --
Shareholder service fees and 12b-1 fees -- Class G                           --             231              79              7
Accounting fees                                                              37              31              44             24
Custodian fees                                                               35              20             159              6
Legal and audit fees                                                          8               5               6              1
Trustees' fees and expenses                                                   4               2               2             --
Transfer agent fees                                                          19              83              40              3
Registration and filing fees                                                 15              12              14             18
Printing fees                                                                --               1              --             --
Other                                                                         8               5               6             --

     Total Expenses                                                       1,391             923           1,387             99

Expenses voluntarily reduced                                                 --            (159)            (29)           (40)

     Expenses before reimbursement from distributor                       1,391             764           1,358             59
     Expenses reimbursed by the distributor                                  (6)             --             (41)           (22)

     Net Expenses                                                         1,385             764           1,317             37

Net Investment Income (loss)                                                340              38            (370)            46

Realized/Unrealized Gains (Losses)
   from Investments and Foreign Currencies:
Net realized gains (losses) from investment transactions and futures     15,994          10,853          (4,996)        (2,548)
Net realized gains (loss) from foreign currency transactions                 --              --            (272)           --
Net change in unrealized appreciation/depreciation
   from investments and futures                                          (5,642)        (10,034)        (12,454)        (3,214)
Net change in unrealized appreciation/depreciation from
   translation of assets and liabilities in foreign currencies               --              --               3            --

Net realized/unrealized gains (losses)
   from investments, futures and foreign currencies                      10,352             819         (17,719)        (5,762)

Change in net assets resulting from operations                          $10,692         $   857        $(18,089)       $(5,716)


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                          Special             Small Company
                                                         Value Fund          Opportunity Fund

                                                     Six                    Six
                                                   Months       Year        Months      Year
                                                    Ended       Ended       Ended      Ended
                                                  April 30,  October 31,   April 30, October 31,
                                                    2001        2000         2001       2000

                                                 (Unaudited)            (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)                $    340    $    921   $     38    $   (317)
     Net realized gains (losses) from
        investment transactions                    15,994      31,954     10,853      13,667
     Net realized (losses) from foreign
        currency transactions                          --          --         --          --
     Net change in unrealized appreciation/
        depreciation from investments              (5,642)     20,699    (10,034)     14,012
     Net change in unrealized appreciation/
        depreciation from translation
        of assets and liabilities in
        foreign currencies                             --          --         --          --

Change in net assets resulting from operations     10,692      53,574        857      27,362

Distributions to Shareholders:
     From net investment income
         Class A                                     (448)       (960)       (35)         --
         Class G                                       --          --         (5)         --
     From net realized gains from investment
        transactions and foreign currencies       (33,394)    (13,039)    (6,569)         --

Change in net assets from
  distributions to shareholders                   (33,842)    (13,999)    (6,609)         --

Capital Transactions:
     Proceeds from shares issued                   22,499      39,291     23,853      36,364
     Proceeds from shares exchanged from Class B       --       1,190         --          --
     Dividends reinvested                          28,429      11,605      5,692          --
     Cost of shares redeemed                      (17,074)   (109,648)   (16,638)    (96,796)
     Cost of shares exchanged to Class A               --      (1,190)        --          --

Change in net assets from capital transactions     33,854     (58,752)    12,907     (60,432)

Change in net assets                               10,704     (19,177)     7,155     (33,070)

Net Assets:
     Beginning of period                          214,426     233,603    123,944     157,014

     End of period                               $225,130    $214,426   $131,099    $123,944

Share Transactions:
     Issued                                         1,597       2,749        942       1,553
     Issued in connection with
       exchange from Class B                           --          98         --          --
     Reinvested                                     2,152         878        231          --
     Redeemed                                      (1,268)     (8,083)      (659)     (4,296)
     Redeemed in connection with
       exchange to Class A                             --        (101)        --          --

Change in shares                                    2,481      (4,459)       514      (2,743)


<F1>  For the period August 1, 2000 (commencement of operations) to October
      31, 2000.




THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                         International           Nasdaq-100
                                                          Growth Fund           Index(R) Fund

                                                      Six                    Six
                                                     Months      Year       Months       Period
                                                     Ended      Ended       Ended        Ended
                                                   April 30,  October 31,  April 30,   October 31,
                                                     2001       2000        2001         2000<F1>

                                                   (Unaudited)             (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)                  $    (370) $    (429)   $    46     $    9
     Net realized gains (losses) from
        investment transactions                       (4,996)    20,223     (2,548)      (220)
     Net realized (losses) from foreign
        currency transactions                           (272)      (846)        --         --
     Net change in unrealized appreciation/
        depreciation from investments                (12,454)   (31,015)    (3,214)      (503)
     Net change in unrealized appreciation/
        depreciation from translation
        of assets and liabilities in
        foreign currencies                                 3        (24)        --         --

Change in net assets resulting from operations       (18,089)   (12,091)    (5,716)      (714)

Distributions to Shareholders:
     From net investment income
         Class A                                          --         --        (25)        --
         Class G                                          --         --        (20)        --
     From net realized gains from investment
        transactions and foreign currencies          (21,132)   (21,077)        --         --

Change in net assets from
  distributions to shareholders                      (21,132)   (21,077)       (45)        --

Capital Transactions:
     Proceeds from shares issued                      89,494    193,143     13,904      8,262
     Proceeds from shares exchanged from Class B          --         938        --         --
     Dividends reinvested                             13,101     13,954         27         --
     Cost of shares redeemed                        (102,233)  (186,074)    (2,033)      (240)
     Cost of shares exchanged to Class A                  --       (938)        --         --

Change in net assets from capital transactions           362     21,023     11,898      8,022

Change in net assets                                 (38,859)   (12,145)     6,137      7,308

Net Assets:
     Beginning of period                             175,009    187,154      7,308         --

     End of period                                 $ 136,150  $ 175,009    $13,445     $7,308

Share Transactions:
     Issued                                            8,019     12,169      2,091        816
     Issued in connection with
       exchange from Class B                              --         55         --         --
     Reinvested                                        1,106        880          5         --
     Redeemed                                         (9,025)   (11,765)      (333)       (24)
     Redeemed in connection with
       exchange to Class A                                --        (58)        --         --

Change in shares                                         100      1,281      1,763        792


<F1>  For the period August 1, 2000 (commencement of operations) to October
      31, 2000.



                     See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                                        Special Value Fund

                                                               Class A Shares

                                   Six
                                  Months        Year        Year        Year       Year        Year
                                  Ended        Ended       Ended       Ended      Ended       Ended
                                 April 30,   October 31, October 31, October 31, October 31, October 31,
                                   2001         2000        1999        1998       1997        1996

                                 (Unaudited)

Net Asset Value,
  Beginning of Period           $  16.02     $  13.09    $  13.64    $  16.68   $  14.15    $  12.15

Investment Activities
     Net investment income          0.03         0.06        0.07        0.09       0.10        0.12
     Net realized and
        unrealized gains
        (losses) on investments     0.60         3.68        0.04       (1.79)      3.50        2.33

         Total from Investment
            Activities              0.63         3.74        0.11       (1.70)      3.60        2.45

Distributions
     Net investment income         (0.03)       (0.06)      (0.08)      (0.09)     (0.12)      (0.11)
     Net realized gains            (2.43)       (0.75)      (0.58)      (1.25)     (0.95)      (0.34)

         Total Distributions       (2.46)       (0.81)      (0.66)      (1.34)     (1.07)      (0.45)

Net Asset Value, End of Period  $  14.19     $  16.02    $  13.09    $  13.64   $  16.68    $  14.15

Total Return
  (excludes sales charges)          5.12%<F3>   29.94%       0.80%     (11.22)%    27.05%      20.60%

Ratios/Supplementary Data:
Net Assets at
  end of period (000)           $224,807     $214,293    $232,272    $346,962   $420,020    $289,460
Ratio of expenses
  to average net assets <F6>        1.31%<F4>    1.32%       1.43%       1.40%      1.37%       1.37%
Ratio of net investment income
   (loss) to average
   net assets <F6>                  0.32%<F4>    0.43%       0.51%       0.56%      0.65%       0.88%
Ratio of expenses
  to average net assets<F1>         <F5>         1.38%       1.53%       1.51%      <F5>        1.40%
Ratio of net investment income
   (loss) to average
   net assets<F1>                   <F5>         0.37%       0.41%       0.45%      <F5>        0.85%
Portfolio turnover <F7>               49%          65%         43%         44%        39%         55%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Effective February 28, 2000, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 1.60% until at least February 28, 2001. Additionally, effective February 28, 2001, the Advisor also agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




THE VICTORY PORTFOLIOS                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                     Special Value Fund

                                       Class G Shares

                                     Six     December 21,
                                    Months        1999
                                    Ended      through
                                   April 30,  October 31,
                                     2001        2000<F2>

                                 (Unaudited)

Net Asset Value,
  Beginning of Period            $15.97      $ 12.48

Investment Activities
     Net investment income         0.02         0.02
     Net realized and
        unrealized gains
        (losses) on investment     0.59         3.51

         Total from Investment
            Activities             0.61         3.53

Distributions
     Net investment income        (0.01)       (0.04)
     Net realized gains           (2.43)          --

         Total Distributions      (2.44)       (0.04)

Net Asset Value, End of Period   $14.14      $ 15.97

Total Return
  (excludes sales charges)         5.00%<F3>   28.34%<F3>

Ratios/Supplementary Data:
Net Assets at
  end of period (000)            $  323      $   133
Ratio of expenses
  to average net assets <F6>       1.59%<F4>    1.59%<F4>
Ratio of net investment income
   (loss) to average
   net assets <F6>                (0.06)%<F4>   0.08%<F4>
Ratio of expenses
  to average net assets<F1>        9.05%<F4>   23.11%<F4>
Ratio of net investment income
   (loss) to average
   net assets<F1>                 (7.52)%<F4> (21.44)%<F4>
Portfolio turnover <F7>              49%          65%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Effective February 28, 2000, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 1.60% until at least February 28, 2001. Additionally, effective February 28, 2001, the Advisor also agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                    Small Company Opportunity Fund

                                                             Class A Shares

                                            Six                        April 1,     March 26,
                                           Months          Year         1999         1999
                                            Ended         Ended          to           to
                                          April 30,     October 31,  October 31,   March 31,
                                            2001           2000         1999         1999<F2><F3>
                                         (Unaudited)

Net Asset Value,
   Beginning of Period                   $ 26.34        $ 21.08      $ 20.71      $ 20.23

Investment Activities
     Net investment
     income (loss)                          0.03          (0.03)       (0.01)          --
     Net realized and
        unrealized gains
        (losses) on investments             0.16           5.29         0.38         0.48

         Total from
           Investment Activities            0.19           5.26         0.37         0.48

Distributions
     Net investment income                 (0.02)            --           --           --
     Net realized gains                    (1.37)            --           --           --

         Total Distributions               (1.39)            --           --           --

Net Asset Value, End of Period           $ 25.14        $ 26.34      $ 21.08      $ 20.71

Total Return
  (excludes sales charges)                  0.86%<F4>     24.95%        1.79%<F4>    2.37%<F4>

Ratios/Supplementary Data:
Net Assets at
  end of period (000)                    $38,596        $28,545      $51,599      $64,587
Ratio of expenses to average
   net assets <F7>                          0.92%<F5>      1.15%        0.98%<F5>    0.98%<F5>
Ratio of net investment income
   (loss) to average net assets<F7>         0.33%<F5>     (0.14)%       0.09%<F5>    1.50%<F5>
Ratio of expenses to average
  net assets<F1>                            1.17%<F5>      1.25%        1.17%<F5>    1.19%<F5>
Ratio of net investment income
   (loss) to average
   net assets<F1>                           0.08%<F5>     (0.24)%      (0.28)%<F5>   1.29%<F5>
Portfolio turnover <F8>                       23%            28%          16%          30%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no fee reductions during the period.

<F7> Effective February 28, 2000, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 1.30% until April 1, 2001.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                                          Small Company Opportunity Fund

                                                                                  Class G Shares

                                              Six                     April 1,
                                             Months        Year         1999          Year          Year      Year      Year
                                             Ended        Ended          to           Ended         Ended     Ended     Ended
                                            April 30,    October 31,  October 31,     March 31,     March 31, March 31, March 31,
                                             2001         2000         1999           1999<F3>       1998      1997      1996
                                            (Unaudited)

Net Asset Value,
   Beginning of Period                      $ 26.26      $ 21.04      $  20.71       $  27.89      $  22.77  $  22.26  $  18.10

Investment Activities
     Net investment
     income (loss)                            (0.01)       (0.08)        (0.06)          0.10          0.23      0.20      0.19
     Net realized and
        unrealized gains
        (losses) on investments                0.16         5.30          0.39          (6.06)         8.72      2.52      4.73

         Total from
           Investment Activities               0.15         5.22          0.33          (5.96)         8.95      2.72      4.92

Distributions
     Net investment income                       --           --            --          (0.14)        (0.27)    (0.17)    (0.18)
     Net realized gains                       (1.37)          --            --          (1.08)        (3.56)    (2.04)    (0.58)

         Total Distributions                  (1.37)          --            --          (1.22)        (3.83)    (2.21)    (0.76)

Net Asset Value, End of Period              $ 25.04      $ 26.26      $  21.04       $  20.71      $  27.89  $  22.77  $  22.26

Total Return
  (excludes sales charges)                     0.68%<F4>   24.81%         1.59%<F4>    (22.08)%       42.02%    12.46%    28.00%

Ratios/Supplementary Data:
Net Assets at
  end of period (000)                       $92,503      $95,399      $105,415       $125,761      $175,684  $114,451  $102,979
Ratio of expenses to average
   net assets <F7>                             1.31%<F5>    1.30%         1.29%<F5>      1.30%         1.31%     1.36%     1.41%
Ratio of net investment income
   (loss) to average net assets<F7>           (0.04)%<F5>  (0.29)%        0.39%<F5>      0.41%         0.86%     0.90%     0.95%
Ratio of expenses to average
  net assets<F1>                               1.56%<F5>    1.40%         1.47%<F5>      <F6>          <F6>      <F6>      <F6>
Ratio of net investment income
   (loss) to average
   net assets<F1>                             (0.29)%<F5>  (0.39)%       (0.58)%<F5>     <F6>          <F6>      <F6>      <F6>
Portfolio turnover <F8>                          23%          28%           16%            30%           42%      35%        24%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no fee reductions during the period.

<F7> Effective February 28, 2000, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 1.30% until April 1, 2001.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                                       International Growth Fund

                                                                              Class A Shares

                                                  Six
                                                Months          Year       Year        Year         Year        Year
                                                 Ended         Ended      Ended       Ended        Ended       Ended
                                               April 30,      October 31, October 31, October 31, October 31, October 31,
                                                  2001          2000       1999        1998         1997        1996
                                               (Unaudited)                                                    (Unaudited)

Net Asset Value, Beginning of Period           $  13.88       $  16.51   $  13.19    $  13.31     $  13.01    $  12.33

Investment Activities
     Net investment income (loss)                 (0.03)         (0.03)     (0.05)       0.07<F2>     0.09        0.08
     Net realized and unrealized gains (losses)
        on investments and foreign currencies     (1.45)         (0.76)      3.85        0.65         0.67        0.62

         Total from Investment Activities         (1.48)         (0.79)      3.80        0.72         0.76        0.70

Distributions
     Net investment income                           --             --         --       (0.06)       (0.01)      (0.02)
     Net realized gains                           (1.68)         (1.84)     (0.48)      (0.78)       (0.45)         --

         Total Distributions                      (1.68)         (1.84)     (0.48)      (0.84)       (0.46)      (0.02)

Net Asset Value, End of Period                 $  10.72       $  13.88   $  16.51    $  13.19     $  13.31    $  13.01

Total Return (excludes sales charges)            (11.84)%<F5>    (6.20)%    29.43%       5.79%        6.04%       5.65%

Ratios/Supplementary Data:
Net Assets at end of period (000)              $106,780       $139,389   $149,193    $134,491     $106,189    $121,517
Ratio of expenses to average net assets <F7>       1.79%<F6>      1.77%      1.75%       1.71%        1.69%       1.73%
Ratio of net investment income
   (loss) to average net assets <F7>              (0.47)%<F6>    (0.17)%    (0.32)%      0.55%        0.63%       0.64%
Ratio of expenses to average net assets<F1>        1.83%<F6>      1.82%      1.88%       1.82%        1.69%       1.75%
Ratio of net investment income
   (loss) to average net assets<F1>               (0.51)%<F6>    (0.22)%    (0.45)%      0.44%        0.63%       0.62%
Portfolio turnover <F8>                              61%            91%       106%         86%         116%        178%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Effective March 26, 1999, the Gradison International Fund merged into the Victory International Growth Fund.

<F4> Period from commencement of operations.

<F5> Not annualized.

<F6> Annualized.

<F7> Effective December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until April 1, 2001.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                     International Growth Fund

                                                          Class G Shares

                                                  Six                     March 26,
                                                 Months         Year       1999
                                                 Ended         Ended       through
                                                April 30,     October 31,  October 31,
                                                  2001          2000       1999<F3><F4>
                                                (Unaudited)

Net Asset Value, Beginning of Period            $ 13.80       $ 16.48     $ 13.73

Investment Activities
     Net investment income (loss)                 (0.03)        (0.05)      (0.03)
     Net realized and unrealized gains (losses)
        on investments and foreign currencies     (1.45)        (0.79)       2.78

         Total from Investment Activities         (1.48)        (0.84)       2.75

Distributions
     Net investment income                           --            --          --
     Net realized gains                           (1.68)        (1.84)         --

         Total Distributions                      (1.68)        (1.84)         --

Net Asset Value, End of Period                  $ 10.64       $ 13.80     $ 16.48

Total Return (excludes sales charges)            (11.92)%<F5>   (6.55)%     20.03%<F5>

Ratios/Supplementary Data:
Net Assets at end of period (000)               $29,370       $35,620     $37,322
Ratio of expenses to average net assets <F7>       2.00%<F6>     2.00%       2.00%<F6>
Ratio of net investment income
   (loss) to average net assets <F7>              (0.67)%<F6>   (0.39)%     (1.79)%<F6>
Ratio of expenses to average net assets<F1>        2.30%<F6>     2.06%       2.24%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>               (0.97)%<F6>   (0.45)%     (2.03)%<F6>
Portfolio turnover <F8>                              61%           91%        106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Effective March 26, 1999, the Gradison International Fund merged into the Victory International Growth Fund.

<F4> Period from commencement of operations.

<F5> Not annualized.

<F6> Annualized.

<F7> Effective December 15, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until April 1, 2001.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For Share Outstanding Throughout Each Period


                                                                                  Nasdaq-100(R) Index Fund

                                                                               Class A Shares Class G Shares

                                                                    Six          August 1,           Six            August 1,
                                                                   Months          2000            Months             2000
                                                                   Ended          through           Ended            through
                                                                 April 30,       October 31,       April 30,       October 31,
                                                                    2001          2000<F3>           2001            2000<F3>

                                                                (Unaudited)                      (Unaudited)

Net Asset Value, Beginning of Period                            $  9.23         $10.00           $  9.22           $10.00

Investment Activities
     Net investment income (loss)                                  0.02           0.02<F2>          0.03             0.02<F2>
     Net realized and unrealized gains
        (losses) from investments                                 (3.96)         (0.79)            (3.95)           (0.80)

         Total from Investment Activities                         (3.94)         (0.77)            (3.92)           (0.78)

Distributions
     Net investment income                                        (0.03)            --             (0.03)              --

         Total Distributions                                      (0.03)            --             (0.03)              --

Net Asset Value, End of Period                                  $  5.26         $ 9.23           $  5.27           $ 9.22

Total Return (excludes sales charges)                            (42.72)%<F4>    (7.70)%<F4>      (42.60)%<F4>      (7.80)%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                               $ 7,436         $3,132           $ 6,009           $4,176
Ratio of expenses to average net assets <F6>                       0.60%<F5>      0.60%<F5>         0.80%<F5>        0.80%<F5>
Ratio of net investment income
   to average net assets <F6>                                      0.95%<F5>      0.98%<F5>         0.78%<F5>        0.74%<F5>
Ratio of expenses to average net assets<F1>                        1.78%<F5>      3.88%<F5>         1.92%<F5>        3.46%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>                               (0.23)%<F5>    (2.30)%<F5>       (0.34)%<F5>      (1.92)%<F5>
Portfolio turnover <F7>                                               8%          1.17%                8%            1.17%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective February 28, 2001, the Advisor agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class A and Class G Shares of the Nasdaq-100 Index(R) Fund do not exceed 0.60% and 0.80%, respectively, until at least February 28, 2002.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                     See notes to financial statements.


                                                        Statements of Cash Flows
The Victory Portfolios                   For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                               (Unaudited)


                                                                            Limited                      Investment
                                                                             Term        Intermediate      Quality          Stock
                                                                            Income          Income          Bond            Index
                                                                             Fund            Fund           Fund            Fund

Increase (decrease) in cash
Cash Flows from Operating Activities:
Net Investment Income                                                     $     988      $   5,679     $   3,069        $   2,571

Adjustments to reconcile net investment income to net
   cash provided by operating activities:
       Purchases of investment securities                                  (140,279)      (669,294)     (327,482)        (957,605)
       Proceeds from disposition of investments securities                  141,442        666,988       330,808          988,450
       Decrease (increase) in investments purchased with cash collateral
          from securities lending                                             3,593        (28,545)        2,124          (41,903)
       (Increase) decrease in dividends, interest, and other receivables        (34)           189           167              435
       (Decrease) increase in payable for return of collateral received
          from securities lending                                            (3,593)        28,545        (2,124)          41,903
       (Decrease) increase in accrued expenses and other payables                (2)             5            (2)             (27)
       Net amortization/accretion from investments                               --             --           (96)             (42)

     Net cash provided by operating activities                                2,115          3,567         6,464           33,782

Cash Flows from Financing Activities:
Proceeds from shares issued                                                   4,952         30,068        14,136           46,092
Cost of shares redeemed                                                      (6,513)       (31,674)      (19,408)         (77,902)
Cash distributions paid                                                        (554)        (1,961)       (1,192)          (1,972)

     Net cash used in financing activities                                   (2,115)        (3,567)       (6,464)         (33,782)

Increase (decrease) in cash                                                      --             --            --               --

Cash:
     Beginning balance                                                           --             --            --               --

     Ending Balance                                                       $      --      $      --     $      --        $      --

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $520, $4,006, $1,973 and $20,940.


                     See notes to financial statements.


                                                       Statements of Cash Flows
The Victory Portfolios                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                                                                           Small
                                                                                                          Special         Company
                                                                                                           Value        Opportunity
                                                                                                           Fund            Fund

Increase (decrease) in cash
Cash Flows from Operating Activities:
Net Investment Income                                                                                    $     340      $      38

Adjustments to reconcile net investment income to net cash provided by operating activities:
       Purchases of investment securities                                                                 (971,305)      (952,670)
       Proceeds from disposition of investments securities                                                 970,949        946,250
       (Increase) decrease in investments purchased with cashcollateral from securities lending            (10,848)       (17,885)
       (Increase) decrease in dividends, interest, and other receivables                                        (3)             3
       Increase (decrease) in payable for return of collateral received from securities lending             10,848         17,885
       Increase (decrease) in accrued expenses and other payables                                                7             81
       Net amortization/accretion from investments                                                              --             --

     Net cash used in operating activities                                                                     (12)        (6,298)

Cash Flows from Financing Activities:
Proceeds from shares issued                                                                                 22,499         23,853
Cost of shares redeemed                                                                                    (17,074)       (16,638)
Cash distributions paid                                                                                     (5,413)          (917)

     Net cash provided by financing activities                                                                  12          6,298

Increase (decrease) in cash                                                                                     --             --

Cash:
     Beginning balance                                                                                          --             --

     Ending Balance                                                                                      $      --      $      --

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $28,429 and $5,692.


                     See notes to financial statements.

                                                  Notes to Financial Statements
The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 30 active funds. The accompanying financial statements and financial highlights are those of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Convertible Securities Fund, Real Estate Investment ("REI") Fund, Value Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Value Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, and the Nasdaq-100 Index(R) Fund (collectively, the "Funds").

     The U.S. Government Obligations Fund is authorized to issue two classes of shares: Investor Shares and Select Shares. The Intermediate Income Fund, Fund for Income, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Convertible Securities Fund, Real Estate Investment Fund, Value Fund, Established Value, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, and the Nasdaq-100 Index(R) Fund are authorized to issue two classes of shares:
     Class A Shares and Class G Shares. The Diversified Stock Fund is authorized to issue three classes of shares: Class A Shares, Class B Shares, and Class G shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fee paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The U.S. Government Obligations Fund and the Prime Obligations Fund seek to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal. The Intermediate Income Fund and the Investment Quality Bond Fund seek to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to produce a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Securities Fund seeks to provide a high level of current income together with long-term capital appreciation. The REI Fund seeks to provide total return through investments in real estate-related securities. The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Small Company Opportunity Fund seek to provide capital appreciation. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The Nasdaq-100 Index(R) Fund seeks to provide long-term capital appreciation by attempting to match the investment performance on the Nasdaq-100 Index(R).

2.   Reorganizations:

     On December 1, 1999, the Board of Directors of the Trust approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Special Value Fund, the National Municipal Bond Fund, the New York Tax-Free Fund, and the Ohio Municipal Bond Fund, which was completed on February 25, 2000. Additionally, the Board of Directors of the Trust also approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Balanced Fund. This transfer was completed on May 5, 2000.

                                  Continued

                                                  Notes to Financial Statements
The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)

     The Trust also entered an Agreement and Plan of Reorganization and Termination ("the Reorganization") pursuant to which the asset and liabilities of the Class A Shares and Class B Shares of the Ohio Regional Stock Fund and the Government Mortgage Fund were transferred into the Class A Shares of the Established Value Fund and the Fund for Income, respectively. The Reorganization qualified as a tax-free exchange for Federal Income tax purposes and was completed on May 5, 2000, following approval by shareholders at the shareholder meeting held on December 1, 1999. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization (amounts in thousands):



                                                                                               Before                   After
                                                                                           Reorganization          Reorganization

                                                                                    Victory Ohio       Victory         Victory
                                                                                      Regional       Established     Established
                                                                                     Stock Fund      Value Fund      Value Fund

     Class A Shares (000)                                                               1,864                --             336
     Class G Shares (000)                                                                  --            13,449          13,449

     Total Shares (000)                                                                 1,864            13,449          13,785

     Class A Net Assets (000)                                                         $10,261          $     --        $ 10,261
     Class G Net Assets (000)                                                              --           410,389         410,389

     Total Net Assets (000)                                                           $10,261          $410,389        $420,650

     Net Asset Value
     Class A Shares                                                                   $  5.50                --        $  30.54
     Class G Shares                                                                        --          $  30.52        $  30.52

     Unrealized Appreciation/(Depreciation) (000)                                     $ 5,518          $101,050        $106,568




                                                                                            Before                      After
                                                                                        Reorganization                Reorganization

                                                                                         Victory      Victory          Victory
                                                                                       Government     Fund for         Fund for
                                                                                      Mortgage Fund   Income           Income

     Class A Shares (000)                                                              7,961             3,122           9,699
     Class G Shares (000)                                                                 --            12,552          12,552
     Total Shares (000)                                                                7,961            15,674          22,251

     Class A Net Assets (000)                                                        $81,753          $ 38,807        $120,541
     Class G Net Assets (000)                                                             --           156,035         156,035
     Total Net Assets (000)                                                          $81,753          $194,842        $276,576

     Net Asset Value
     Class A Shares                                                                  $ 10.27          $  12.43        $  12.43
     Class G Shares                                                                       --          $  12.43        $  12.43

     Unrealized Appreciation/(Depreciation) (000)                                    $(1,788)         $ (8,962)       $(10,750)


3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles
     (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (collectively "the money market funds") are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature within 397 days, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Investments of the Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Value Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company

                                  Continued

The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)

     Opportunity Fund, Diversified Stock Fund, Value Fund, Established Value, International Growth Fund, and the Nasdaq-100 Index(R) Fund
     (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Foreign Currency Translation:

     The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Growth Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

     Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Forward Currency Contracts:

     A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     Futures Contracts:

     The Balanced Fund, Value Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, and the Nasdaq-100 Index(R) Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

                                  Continued

The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)

     Securities Purchased on a When-Issued Basis:

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These amounts are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities.

     Securities Lending:

     The U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Investment Quality Bond Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Value Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, and the Nasdaq-100 Index(R) Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds had securities with the following market values on loan as of April 30, 2001 (amounts in thousands):

                                          Market Value of       Market Value
                                          Loaned Securities      of Collateral

             Limited Term Income Fund        $  4,361            $  4,441
             Intermediate Income Fund          56,655              57,932
             Investment Quality Bond Fund      28,968              29,769
             Balanced Fund                     74,176              76,350
             Established Value Fund            60,747              62,739
             Value Fund                        79,766              81,149
             Diversified Stock Fund           199,000             203,638
             Stock Index Fund                 198,188             202,261
             Growth Fund                       65,307              67,417
             Special Value Fund                62,161              63,233
             Small Company Opportunity Fund    35,561              36,244



     The loaned securities were fully collateralized by cash, and short-term securities purchased with such cash collateral, as of April 30, 2001.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly for the Convertible Securities Fund, REI Fund, Value Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, and the Nasdaq-100 Index(R) Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, and Balanced Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

                                  Continued

The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

     Federal Income Taxes:

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

     Under the provisions of Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities", costs associated with organizing a portfolio which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Nasdaq-100 Index(R) Fund, which commenced operations on August 1, 2000, were paid by the adviser. Costs incurred in connection with the organization of the Funds prior to June 30, 1998 are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations. Additionally, organization costs were paid by the Distributor on behalf of the REI Fund and are being amortized over a five year period with a corresponding payable from the Funds to the Distributor to repay such costs at the conclusion of the amortization period.

4. Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001 were as follows (amounts in thousands):

                                             Purchases        Sales

        Limited Term Income Fund             $ 23,848       $ 27,071
        Intermediate Income Fund              272,115        270,483
        Fund for Income                        58,159         28,938
        Investment Quality Bond Fund          129,396        129,399
        National Municipal Bond Fund          112,271        102,932
        New York Tax-Free Fund                  3,811          4,480
        Ohio Municipal Bond Fund               64,572         70,699
        Balanced Fund                         227,767        217,557
        Convertible Securities Fund            37,989         38,426
        REI Fund                                2,071          4,324
        Value Fund                            135,533        154,800
        Established Value Fund                117,775        129,524
        Diversified Stock Fund                563,061        527,128
        Stock Index Fund                       44,829         71,925
        Growth Fund                           258,485        112,528
        Special Value Fund                    102,248        104,045
        Small Company Opportunity Fund         34,457         28,238
        International Growth Fund              85,015        102,107
        Nasdaq-100 Index(R)Fund                 8,658            590

                                  Continued

                                                  Notes to Financial Statements
The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)

5.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management, Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Indocam International Investment Services, S.A. serves as a sub-adviser for the International Growth Fund. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. KeyTrust Company of Ohio, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. serves as Shareholder Servicing Agent for Class A shares of all the Funds, except the Stock Index Fund and the Financial Reserves Fund, the Class B shares for the Diversified Stock Fund, and the Select Shares of the U.S. Government Obligations Fund. As such, BISYS provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, BISYS may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced. Shareholder servicing may also be provided by the other entities, which may be affiliated with Key, to supplement those services provided by BISYS.

     BISYS Fund Services (the "Administrator" or the "Distributor," as applicable), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Trust. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets up to $300 million, 0.12% of each Fund's average daily net assets between $300 million and $600 million, and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive distribution services fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the Diversified Stock Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Intermediate Income Fund, Fund for Income, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax Free Bond Ohio Municipal Bond Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Value Fund, Established Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, and the Nasdaq-100 Index(R) Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Distributor may also receive a fee for general distribution services and for its assistance in selling Class G shares of the Funds. This fee is computed and paid at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Balanced Fund, Convertible Securities Fund, REI Fund, Value Fund, Established Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund and the International Growth Fund.

     In addition, the Distributor is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended April 30, 2001, the Distributor received approximately $245,300 from commissions earned on sales of shares of the variable net asset value funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $203,300 to affiliates of the Funds.

     BISYS Fund Services Ohio, Inc., an affiliate of BISYS serves the Trust Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement. Effective January 1, 2001, BISYS also serves as the Transfer Agent for the funds. Under the transfer agency agreement, BISYS is entitled to receive fees and reimbursements of out-of-pocket expenses incurred in providing transfer agent services.

     Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.

                                  Continued

The Victory Portfolio                                            April 30, 2001
                                                                     (Unaudited)

Additional information regarding related party transactions is as follows for the period ended April 30, 2001:

                                                Investment
                                                 Advisory         Administration
                                                   Fees                Fees

                                        Maximum
                                      Percentage
                                      of Average       Voluntary     Voluntary
                                         Daily            Fee           Fee
                                      Net Assets      Reductions    Reductions

                                                        (000)         (000)
     U.S. Government Obligations Fund   0.35%           $ --           $ --
     Prime Obligations Fund             0.35%             --             --
     Financial Reserves Fund            0.50%             --             --
     Tax-Free Money Market Fund         0.35%             --             --
     Ohio Municipal Money Market Fund   0.50%             --             --
     Limited Term Income Fund           0.50%              7             --
     Intermediate Income Fund           0.75%            228             --
     Fund for Income                    0.50%             --            137
     Government Mortgage Fund           0.50%             --             --
     Investment Quality Bond Fund       0.75%             84             --
     National Municipal Bond Fund       0.55%             42             --
     New York Tax-Free Fund             0.55%             13              7
     Ohio Municipal Bond Fund           0.60%            147             --
     Balanced Fund                      0.80%             --             55
     Convertible Securities Fund        0.75%             --             --
     Real Estate Investment Fund        0.80%             17             --
     Value Fund                         0.75%             --             --
     Established Value Fund*            0.65%            251            178
     Diversified Stock Fund             0.65%             --             38
     Stock Index Fund                   0.60%            341            490
     Growth Fund                        0.75%             --             --
     Special Value Fund                 0.80%             --             --
     Small Company Opportunity Fund*    0.65%             98             61
     International Growth Fund          1.10%             29             --
     Nasdaq-100 Index(R)Fund            0.60%             32              8

     * Fees tiered based on the Fund's average daily net assets at an annual rate of 0.65% on first $100 million, 0.55% on next $100 million, and 0.45% in excess of $200 million.

6.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

                                              U.S. Government Obligations Fund

                                               Six Months             Year
                                                  Ended               Ended
                                                April 30,          October 31,
                                                  2001                2000

     Capital and Share Transactions:
     Investor Shares:
     Proceeds from shares issued              $ 2,227,356          $ 3,548,349
     Dividends reinvested                              30                   41
     Cost of shares redeemed                   (2,258,870)          (3,509,728)

     Total                                    $   (31,484)         $    38,662

     Select Shares:
     Proceeds from shares issued              $ 3,913,974          $ 6,410,256
     Dividends reinvested                          45,272               79,511
     Cost of shares redeemed                   (3,966,260)          (6,363,933)

     Total                                    $    (7,014)         $   125,834
                                  Continued

The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)



                                                    Intermediate                                           Investment Quality
                                                     Income Fund                Fund for Income                 Bond Fund

                                                 Six                          Six                          Six
                                               Months           Year          Months         Year          Months          Year
                                                Ended           Ended          Ended         Ended          Ended          Ended
                                              April 30,      October 31,     April 30,    October 31,     April 30,     October 31,
                                                2001            2000           2001          2000           2001           2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued              $ 29,856       $ 37,218      $ 32,288      $ 372,534      $ 14,056       $ 21,253
     Proceeds from shares issued
      in connection with merger                     --             --            --         81,753            --             --
     Dividends reinvested                        4,003          8,064         2,530         46,704         1,963          4,701
     Cost of shares redeemed                   (31,197)       (77,904)      (14,671)      (419,208)      (19,307)       (54,405)

     Total                                    $  2,662       $(32,622)     $ 20,147      $  81,783      $ (3,288)      $(28,451)

     Class G Shares:
     Proceeds from shares issued                  $212           $518      $ 37,521      $  39,857       $    52       $    389
     Dividends reinvested                            3             15         4,533         10,112            10             12
     Cost of shares redeemed                      (474)            (2)      (28,094)       (97,824)          (80)            --

     Total                                    $   (259)      $    531      $ 13,962      $ (47,855)     $    (18)      $    401

     Share Transactions:
     Class A Shares:
     Issued                                      3,124          4,037         2,469          2,168         1,483          2,299
     Issued in connection with merger               --             --            --          6,578            --             --
     Reinvested                                    418            877           195            244           207            510
     Redeemed                                   (3,263)        (8,440)       (1,125)        (2,415)       (2,034)        (5,897)

     Total                                         279         (3,526)        1,539          6,575          (344)        (3,088)

     Class G Shares:
     Issued                                         23             57         2,869          3,144             5             43
     Reinvested                                     --              1           348            800             1              1
     Redeemed                                      (51)            --        (2,154)        (7,721)           (8)            --

     Total                                         (28)            58         1,063         (3,777)           (2)            44


                                  Continued

The Victory Portfolios                                            April 30, 2001
                                                                     (Unaudited)



                                                 National Municipal                 New York                 Ohio Municipal
                                                      Bond Fund                   Tax-Free Fund                 Bond Fund

                                                 Six                         Six                            Six
                                               Months          Year          Months           Year         Months          Year
                                                Ended          Ended         Ended           Ended         Ended          Ended
                                               April 30,     October 31,    April 30,      October 31,    April 30,     October 31,
                                                2001           2000           2001            2000          2001           2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued               $10,426       $ 12,751       $   521        $ 1,104      $  7,268       $ 10,057
     Proceeds from shares exchanged
         from Class B                               --          2,150            --          3,065            --             --
     Dividends reinvested                          949          1,042           200            446           336            669
     Cost of shares redeemed                    (3,674)       (18,231)       (1,824)        (4,863)       (5,150)       (23,146)

     Total                                     $ 7,701       $ (2,288)      $(1,103)       $  (248)     $  2,454       $(12,420)

     Class B Shares:
     Proceeds from shares issued               $    --       $     35       $    --        $    53      $     --       $     --
     Dividends reinvested                           --             28            --             38            --             --
     Cost of shares redeemed                        --           (240)           --           (274)           --             --
     Cost of shares exchanged to Class A            --         (2,150)           --         (3,065)           --             --

     Total                                     $    --       $ (2,327)      $    --        $(3,248)     $     --       $     --

     Class G Shares:
     Proceeds from shares issued               $ 4,419       $  1,912       $ 1,582        $ 2,359      $ 10,806       $ 12,436
     Dividends reinvested                           73             13            59             32         2,286          5,002
     Cost of shares redeemed                    (2,155)          (839)       (1,179)          (150)      (12,036)       (36,612)

     Total                                     $ 2,337       $  1,086       $   462        $ 2,241      $  1,056       $(19,174)

     Share Transactions:
     Class A Shares:
     Issued                                        980          1,245            43             92           616            892
     Issued in connection with
         exchange from Class B                      --            214            --            258            --             --
     Reinvested                                     91            102            16             37            29             60
     Redeemed                                     (345)        (1,783)         (146)          (405)         (436)        (2,077)

     Total                                         726           (222)          (87)           (18)          209         (1,125)

     Class B Shares:
     Issued                                         --              3            --              5            --             --
     Reinvested                                     --              3            --              3            --             --
     Redeemed                                       --            (23)           --            (23)           --             --
     Redeemed in connection with
         exchange to Class A                        --           (214)           --           (258)           --             --

     Total                                          --           (231)           --           (273)           --             --

     Class G Shares:
     Issued                                        414            187           128            195           921          1,109
     Reinvested                                      7              1             5              3           195            448
     Redeemed                                     (203)           (83)          (94)           (12)       (1,033)        (3,274)

     Total                                         218            105            39            186            83         (1,717)


                                  Continued

The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)



                                                                                  Convertible                   Real Estate
                                                   Balanced Fund                Securities Fund               Investment Fund

                                                 Six                          Six                           Six
                                               Months         Year          Months          Year          Months          Year
                                                Ended         Ended          Ended          Ended          Ended          Ended
                                              April 30,     October 31,     April 30,     October 31,     April 30,     October 31,
                                                2001          2000           2001           2000           2001           2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued              $ 51,197      $  95,825      $ 31,874       $ 38,835       $ 2,484        $ 4,136
     Proceeds from shares
         exchanged from Class B                     --         10,624            --             --            --             --
     Dividends reinvested                       29,654         40,658         8,926          5,149           107            220
     Cost of shares redeemed                   (29,864)      (137,170)      (30,585)       (34,855)       (2,257)        (7,106)

     Total                                    $ 50,987      $   9,937      $ 10,215       $  9,129       $   334        $(2,750)

     Class B Shares:
     Proceeds from shares issued              $     --      $     678      $     --       $     --       $    --        $    --
     Dividends reinvested                           --            968            --             --            --             --
     Cost of shares redeemed                        --         (1,239)           --             --            --             --
     Cost of shares exchanged to Class A            --        (10,624)           --             --            --             --

     Total                                    $     --      $ (10,217)     $     --       $     --       $    --        $    --

     Class G Shares:
     Proceeds from shares issued              $    648      $   1,214      $    981       $    284       $   158        $    71
     Dividends reinvested                           92             13            42              3             1              1
     Cost of shares redeemed                      (113)          (119)          (32)            (7)          (25)            (2)

     Total                                    $    627      $   1,108      $    991       $    280       $   134        $    70

     Share Transactions:
     Class A Shares:
     Issued                                      3,843          6,658         2,560          2,802           209            388
     Issued in connection with
         exchange from Class B                      --            762            --             --            --             --
     Reinvested                                  2,226          2,876           723            394             9             21
     Redeemed                                   (2,253)        (9,776)       (2,479)        (2,578)         (191)          (668)

     Total                                       3,816            520           804            618            27           (259)

     Class B Shares:
     Issued                                         --             49            --             --            --             --
     Reinvested                                     --             68            --             --            --             --
     Redeemed                                       --            (89)           --             --            --             --
     Redeemed in connection with
         exchange to Class A                        --           (762)           --             --            --             --

     Total                                          --           (734)           --             --            --             --

     Class G Shares:
     Issued                                         48             87            84             20            13              7
     Reinvested                                      7              1             3             --            --             --
     Redeemed                                       (9)            (9)           (3)            --            (2)            --

     Total                                          46             79            84             20            11              7


                                  Continued

The Victory Portfolios                                            April 30, 2001
                                                                     (Unaudited)



                                                                                  Established                 Diversified
                                                    Value Fund                    Value Fund                  Stock Fund

                                                 Six                          Six                          Six
                                               Months          Year          Months         Year          Months         Year
                                                Ended          Ended          Ended         Ended          Ended         Ended
                                              April 30,     October 31,     April 30,    October 31,     April 30,    October 31,
                                                2001           2000           2001          2000           2001          2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued              $ 45,402      $  93,765      $ 21,436      $     505     $ 198,490      $ 286,249
     Proceeds from shares issued
         in connection with merger                  --             --            --         10,261            --             --
     Dividends reinvested                       74,578         66,753         1,134             24       123,403        127,351
     Cost of shares redeemed                   (57,326)      (177,438)       (1,940)        (1,686)     (135,288)      (378,602)

     Total                                    $ 62,654      $ (16,920)     $ 20,630      $   9,104     $ 186,605      $  34,998

     Class B Shares:
     Proceeds from shares issued              $     --      $      --      $     --      $      --     $      37      $   1,148
     Dividends reinvested                           --             --            --             --         9,685         11,082
     Cost of shares redeemed                        --             --            --             --        (5,184)       (10,389)

     Total                                    $     --      $      --      $     --      $      --     $   4,538      $   1,841

     Class G Shares:
     Proceeds from shares issued              $  2,455      $   3,369      $ 11,728      $ 153,022     $  20,331      $  48,447
     Dividends reinvested                          425              5        31,197         82,662        18,575         16,692
     Cost of shares redeemed                      (425)          (633)      (53,383)      (285,060)      (14,594)       (36,798)

     Total                                    $  2,455      $   2,741      $(10,458)     $ (49,376)    $  24,312      $  28,341

     Share Transactions:
     Class A Shares:
     Issued                                      3,030          5,368           694            163        12,708         16,930
     Issued in connection with merger               --             --            --            336            --             --
     Reinvested                                  4,976          3,868            37              1         8,297          7,839
     Redeemed                                   (3,787)       (10,461)          (60)           (54)       (9,000)       (22,411)

     Total                                       4,219         (1,225)          671            446        12,005          2,358

     Class B Shares:
     Issued                                         --             --            --             --             4             70
     Reinvested                                     --             --            --             --           680            701
     Redeemed                                       --             --            --             --          (359)          (630)

     Total                                          --             --            --             --           325            141

     Class G Shares:
     Issued                                        164            200           377          1,221         1,347          2,873
     Reinvested                                     28             --         1,018          1,824         1,251          1,029
     Redeemed                                      (29)           (38)       (1,701)        (4,831)         (964)        (2,164)

     Total                                         163            162          (306)        (1,786)        1,634          1,738


                                  Continued

The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)



                                            Stock Index Fund                Growth Fund

                                           Six                          Six
                                         Months         Year          Months         Year
                                          Ended         Ended          Ended         Ended
                                        April 30,     October 31,     April 30,    October 31,
                                          2001          2000           2001          2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued        $ 39,152      $ 106,197      $221,460      $  74,014
     Proceeds from shares issued
         in connection with merger            --             --            --             --
     Dividends reinvested                 20,197         33,687        28,819         18,008
     Cost of shares redeemed             (74,231)      (153,602)      (70,009)      (111,583)

     Total                              $(14,882)     $ (13,718)     $180,270      $ (19,561)

     Class B Shares:
     Proceeds from shares issued        $     --      $      --      $     --      $      --
     Dividends reinvested                     --             --            --             --
     Cost of shares redeemed                  --             --            --             --

     Total                              $     --      $      --      $     --      $      --

     Class G Shares:
     Proceeds from shares issued        $  6,950      $  24,660      $  2,221      $   9,767
     Dividends reinvested                    743            532           476             --
     Cost of shares redeemed              (3,566)        (6,061)         (953)        (1,099)

     Total                              $  4,127      $  19,131      $  1,744      $   8,668

     Share Transactions:
     Class A Shares:
     Issued                                1,881          4,442         9,156          2,964
     Issued in connection with merger         --             --            --             --
     Reinvested                              924          1,410         1,277            731
     Redeemed                             (3,574)        (6,432)       (3,416)        (4,445)

     Total                                  (769)          (580)        7,017           (750)

     Class B Shares:
     Issued                                   --             --            --             --
     Reinvested                               --             --            --             --
     Redeemed                                 --             --            --             --

     Total                                    --             --            --             --

     Class G Shares:
     Issued                                  330          1,034           106            391
     Reinvested                               34             22            21             --
     Redeemed                               (179)          (253)          (47)           (44)

     Total                                   185            803            80            347


                                  Continued

The Victory Portfolios                                            April 30, 2001
                                                                     (Unaudited)



                                                                                                              Small Company

                                                                              Special Value Fund            Opportunity Fund

                                                                              Six                          Six
                                                                            Months         Year          Months          Year
                                                                             Ended         Ended          Ended          Ended
                                                                           April 30,     October 31,     April 30,     October 31,
                                                                             2001          2000           2001           2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                                           $ 22,314      $  39,091      $ 13,231       $ 13,639
     Proceeds from shares
         exchanged from Class B                                                  --          1,190            --             --
     Dividends reinvested                                                    28,409         11,532           795             --
     Cost of shares redeemed                                                (17,059)      (109,454)       (2,547)       (42,872)

     Total                                                                 $ 33,664      $ (57,641)     $ 11,479       $(29,233)

     Class B Shares:
     Proceeds from shares issued                                           $     --      $      27      $     --       $     --
     Dividends reinvested                                                        --             73            --             --
     Cost of shares redeemed                                                     --           (141)           --             --
     Cost of shares exchanged to Class A                                         --         (1,190)           --             --

     Total                                                                 $     --      $  (1,231)     $     --       $     --

     Class G Shares:
     Proceeds from shares issued                                           $    185      $     173      $ 10,622       $ 22,725
     Dividends reinvested                                                        20             --         4,897             --
     Cost of shares redeemed                                                    (15)           (53)      (14,091)       (53,924)

     Total                                                                 $    190      $     120      $  1,428       $(31,199)

     Share Transactions:
     Class A Shares:
     Issued                                                                   1,583          2,735           519            560
     Issued in connection with
         exchange from Class B                                                   --             98            --             --
     Reinvested                                                               2,150            872            32             --
     Redeemed                                                                (1,267)        (8,068)         (100)        (1,924)

     Total                                                                    2,466         (4,363)          451         (1,364)

     Class B Shares:
     Issued                                                                      --              2            --             --
     Reinvested                                                                  --              6            --             --
     Redeemed                                                                    --            (11)           --             --
     Redeemed in connection with
         exchange to Class A                                                     --           (101)           --             --

     Total                                                                       --           (104)           --             --

     Class G Shares:
     Issued                                                                      14             12           423            993
     Reinvested                                                                   2             --           199             --
     Redeemed                                                                    (1)            (4)         (559)        (2,372)

     Total                                                                       15             (8)           63         (1,379)


                                                         Continued

The Victory Portfolios                                            April 30, 2001
                                                                     (Unaudited)



                                                                                 International                  Nasdaq-100
                                                                                  Growth Fund                   Index(R) Fund

                                                                              Six                           Six           For the
                                                                            Months         Year           Months          Period
                                                                             Ended         Ended           Ended           Ended
                                                                           April 30,     October 31,      April 30,      October 31,
                                                                             2001          2000            2001           2000<F1>

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                                           $ 86,256      $ 183,621       $ 7,974         $3,555
     Proceeds from shares
         exchanged from Class B                                                  --            938            --             --
     Dividends reinvested                                                     8,710          9,736             7             --
     Cost of shares redeemed                                                (97,004)      (177,811)         (871)          (136)

     Total                                                                 $ (2,038)     $  16,484       $ 7,110         $3,419

     Class B Shares:
     Proceeds from shares issued                                           $     --      $     209       $    --         $   --
     Dividends reinvested                                                        --             72            --             --
     Cost of shares redeemed                                                     --            (13)           --             --
     Cost of shares exchanged to Class A                                         --           (938)           --             --

     Total                                                                 $     --      $    (670)      $    --         $   --

     Class G Shares:
     Proceeds from shares issued                                           $  3,238      $   9,313       $ 5,930         $4,707
     Dividends reinvested                                                     4,391          4,146            20             --
     Cost of shares redeemed                                                 (5,229)        (8,250)       (1,162)          (104)

     Total                                                                 $  2,400      $   5,209       $ 4,788         $4,603

     Share Transactions:
     Class A Shares:
     Issued                                                                   7,746         11,588         1,233            352
     Issued in connection with
         exchange from Class B                                                   --             55            --             --
     Reinvested                                                                 734            613             1             --
     Redeemed                                                                (8,561)       (11,251)         (159)           (13)

     Total                                                                      (81)         1,005         1,075            339

     Class B Shares:
     Issued                                                                      --             14            --             --
     Reinvested                                                                  --              5            --             --
     Redeemed                                                                    --             (1)           --             --
     Redeemed in connection with
         exchange to Class A                                                     --            (58)           --             --

     Total                                                                       --            (40)           --             --

     Class G Shares:
     Issued                                                                     273            567           858            464
     Reinvested                                                                 372            262             4             --
     Redeemed                                                                  (464)          (513)         (174)           (11)

     Total                                                                      181            316           688            453


     <F1> For the period August 1, 1999 (commencement of operations) through
     October 31, 2000.



                                  Continued

The Victory Portfolios                                           April 30, 2001
                                                                    (Unaudited)

7.   Concentration of Credit Risk:

     The Ohio Municipal Money Market Fund, New York Tax-Free Fund, and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

8.   Recent Accounting Pronouncements

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Funds currently do not amortize premiums or accrete discounts in all cases. Upon adoption, the Funds will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be either to increase or decrease net investment income with an offsetting decrease or increase on unrealized appreciation (depreciation) of securities. This adjustment will, therefore, have no effect on the net assets of the Fund. At this time, the Funds have not completed their analysis of the impact of the accounting change; however, management does not expect this change to be material to the Funds.

9.   Subsequent Events

     On May 23, 2001, the Board of Directors of the Trust "the Board" approved a Plan of Reorganization to merge and transfer all of the assets and liabilities of the Investment Quality Fund into the Intermediate Income Fund. The Board also approved a Plan of Liquidation for the Limited Term Fund. The transfer and liquidations are expected to occur during fourth quarter of the calendar year 2001.

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The Victory Funds
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Cleveland, Ohio 44114

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